As filed with the Securities and Exchange Commission

on January 28, 2010

Securities Act File No. 33-51308

Investment Company Act File No. 811-7142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No. 55  ☒

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 57  ☒

(Check appropriate box or boxes)

GE FUNDS

(Exact Name of Registrant as Specified in Charter)

3001 Summer Street

Stamford, Connecticut 06905

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 326-4040

Jeanne M. La Porta, Esq.

Senior Vice President, Deputy General Counsel

GE Asset Management Incorporated

3001 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Copies to:

David Hearth, Esq.

Paul, Hastings, Janofsky & Walker LLP

55 Second Street, 24th Floor

San Francisco, California 94105

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

•	immediately upon filing pursuant to paragraph (b) of Rule 485 ☐

•	on January 29, 2010 pursuant to paragraph (b) of Rule 485 ☒

•	60 days after filing pursuant to paragraph (a)(1) of Rule 485 ☐

•	on (date) pursuant to paragraph (a)(1) of Rule 485 ☐

•	75 days after filing pursuant to paragraph (a)(2) of Rule 485 ☐

•	on (date) pursuant to paragraph (a)(2) of Rule 485 ☐

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.  ☐

GE International Fixed Income Fund and GE Small-Cap Growth Equity Fund, series of Registrant (the shares of) which are not currently being offered to the public, remain registered and unaffected by this post-effective amendment.

GE Funds

Prospectus

January 29, 2010

	Class A	Class B	Class C	Class R	Class Y

Equity Funds

GE U.S. Equity Fund	GEEQX	GEEBX	GEECX	GEERX	GEEDX

GE Core Value Equity Fund	ITVAX	ITVBX	ITVCX	GEVRX	ITVYX

GE Premier Growth Equity Fund	GEPCX	GEPBX	GPGCX	GEPRX	GEPDX

GE Small-Cap Equity Fund	GASCX	GBSCX	GESCX	GECRX	GESVX

GE Global Equity Fund	GEGEX	GGEBX	GEQCX	GELRX	GGEDX

GE International Equity Fund	GEICX	GEIBX	GIECX	GEQRX	GEIDX

GE Emerging Markets Equity Fund	N/A		N/A	N/A	N/A

Income Funds

GE Fixed Income Fund	GEFIX	GEFBX	GEFCX	GEFRX	GEFDX

GE Government Securities Fund	ITGAX	GNUSX	GVSCX

GE Short-Term Government Fund	GGVCX	GGVBX	GGVEX	GEGRX	GGVDX

GE Tax-Exempt Fund	GETAX	GETBX	GETCX		GETDX

GE High Yield Fund	N/A		N/A	N/A	N/A

Asset Allocation Fund

GE Total Return Fund	GESIX	GESBX	GECSX	GESRX	GESDX

	Retail Class	Institutional Class

Money Market Fund

GE Money Market Fund	GEMXX	GEFXX

Like all mutual funds, the GE Funds’ shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

GE Funds Prospectus

January 29, 2010

GE U.S. Equity Fund

Class A  GEEQX    Class B  GEEBX    Class C  GEECX    Class R  GEERX     Class Y  GEEDX

Investment Objective

Long-term growth of capital

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 88 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 125 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment).

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	N/A
Other Expenses	0.17%	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	0.82%	1.57%	1.57%	1.07%	0.57%
Expenses Reimbursed by (Reimbursed to) Adviser	0.01%	0.01%	0.01%	0.01%	0.01%
Net Annual Fund Operating Expenses	0.81%	1.56%	1.56%	1.06%	0.56%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$654	$822	$1,004	$1,529
Class B	Sold	$560	$696	$856	$1,481
	Held	$160	$496	$856	$1,481
Class C	Sold	$260	$496	$855	$1,867
	Held	$160	$496	$855	$1,867
Class R	Sold or Held	$109	$340	$590	$1,304
Class Y	Sold or Held	$59	$183	$318	$712

GE Funds Prospectus

January 29, 2010

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities of issuers that are tied economically to the U.S. An issuer is considered tied economically to the U.S. if at least 50% of its revenues or profits are from business activities in the U.S., or at least 50% of its assets are situated in the U.S., or the principal trading market for its securities is in the U.S.

The portfolio managers use a Multi-Style® investment strategy that combines various investment management styles, including growth and relative value. As a result, the portfolio has characteristics similar to the Standard & Poor’s 500 IndexSM (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers seek to identify securities of large companies with characteristics such as:

•	low valuations in relation to their peers, the market, their historical valuation or their growth rate

•	financial strength (favorable debt ratios and other financial characteristics)

•	high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio managers may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	18.83%	(quarter ended June 30, 2009)
Lowest	–23.71%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for Index)
Class A Shares (inception 2/22/93)
Return Before Taxes	24.28	0.34	-0.13	7.70
Return After Taxes on Distributions[1]	24.10	-0.63	-0.83	6.45
Return After Taxes on Distributions and Sale of Fund Shares[1]	16.03	0.33	-0.17	6.42
Return Before Taxes
Class B (inception 12/22/93)	26.94	0.80	0.01	7.53
Class C (inception 9/30/99)	29.92	0.78	-0.26	0.83
Class R (inception 1/29/08)	31.60	—	—	-4.96
Class Y (inception 11/29/93)	32.19	1.80	0.72	8.08
S&P 500® Index (does not reflect expenses or taxes)	26.46	0.42	-0.96	7.70
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other share classes will vary.

GE Funds Prospectus

January 29, 2010

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
George A. Bicher	7 years	Senior Vice President
Stephen V. Gelhaus	8 years	Vice President
Thomas R. Lincoln	2 years	Senior Vice President
Paul C. Reinhardt	9 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly with GE Investment Distributors, Inc. (the Fund’s principal distributor).

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; or

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GE Core Value Equity Fund

Class A  ITVAX    Class B  ITVBX    Class C  ITVCX    Class R  GEVRX    Class Y  ITVYX

Investment Objective

Long-term growth of capital and future income

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 88 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 125 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment).

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	N/A
Other Expenses	0.72%	0.72%	0.72%	0.72%	0.72%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.53%	2.28%	2.28%	1.78%	1.28%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$722	$1,032	$1,364	$2,299
Class B	Sold	$632	$915	$1,224	$2,262
	Held	$232	$715	$1,224	$2,262
Class C	Sold	$331	$713	$1,221	$2,617
	Held	$231	$713	$1,221	$2,617
Class R	Sold or Held	$181	$561	$965	$2,096
Class Y	Sold or Held	$131	$407	$705	$1,551

GE Funds Prospectus

January 29, 2010

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities.

The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects. The portfolio manager employs a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuation or their growth rate. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other investing approaches that focus on low absolute valuations and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic events. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

•	low valuations in relation to their peers and the overall market

•	the potential for long-term earnings growth

•	above-average dividend yields

•	high quality management focused on generating shareholder value

•	financial strength (favorable debt ratios and other financial characteristics)

•	attractive upside potential and limited downside risk

•	a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management.

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio manager may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	16.72%	(quarter ended June 30, 2009)
Lowest	–21.47%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (8/31/93 for Index)
Class A Shares (inception 9/8/93)
Return Before Taxes	18.29	1.05	0.62	7.58
Return After Taxes on Distributions[1]	18.13	-0.14	-0.22	5.97
Return After Taxes on Distributions and Sale of Fund Shares[1]	12.11	0.96	0.48	6.08
Return Before Taxes
Class B (inception 9/8/93)	20.51	1.50	0.59	7.62
Class C (inception 9/30/99)	23.52	1.49	0.44	1.47
Class R (inception 1/29/08)	25.19	—	—	-5.36
Class Y (inception 1/5/98)	25.80	2.77	1.55	4.65
S&P 500® Index (does not reflect expenses or taxes)	26.46	0.42	-0.96	7.55
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other share classes will vary.

GE Funds Prospectus

January 29, 2010

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Stephen V. Gelhaus	8 years	Vice President
Paul C. Reinhardt	7 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly with GE Investment Distributors, Inc. (the Fund’s principal distributor).

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; or

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GE Premier Growth Equity Fund

Class A  GEPCX    Class B  GEPBX    Class C  GPGCX    Class R  GEPRX    Class Y  GEPDX

Investment Objective

Long-term growth of capital and future income rather than current income

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 88 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 125 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment).

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	N/A
Other Expenses	0.26%	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.11%	1.86%	1.86%	1.36%	0.86%
Expenses Reimbursed by (Reimbursed to) Adviser	0.01%	0.01%	0.01%	0.01%	0.01%
Net Annual Fund Operating Expenses	1.10%	1.85%	1.85%	1.35%	0.85%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$682	$908	$1,151	$1,847
Class B	Sold	$590	$786	$1,007	$1,803
	Held	$190	$586	$1,007	$1,803
Class C	Sold	$290	$585	$1,006	$2,178
	Held	$190	$585	$1,006	$2,178
Class R	Sold or Held	$139	$431	$745	$1,635
Class Y	Sold or Held	$88	$274	$476	$1,059

GE Funds Prospectus

January 29, 2010

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities.

The Fund invests primarily in a limited number of large- and medium-sized companies (meaning companies with a market capitalization of $1 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

•	above-average annual growth rates

•	financial strength (favorable debt ratios and other financial characteristics)

•	leadership in their respective industries

•	high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio manager may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Diversification Risk: Although the Fund is a diversified fund, it may invest in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities will have a greater impact on the Fund’s net asset value, causing it to fluctuate more than that of a more widely diversified fund.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	20.15%	(quarter ended June 30, 2009)
Lowest	–27.30%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (12/31/96 for Index)
Class A Shares (inception 12/31/96)
Return Before Taxes	30.55	-0.86	-1.23	5.69
Return After Taxes on Distributions[1]	30.50	-1.89	-1.90	4.96
Return After Taxes on Distributions and Sale of Fund Shares[1]	19.92	-0.73	-1.08	4.91
Return Before Taxes
Class B (inception 12/31/96)	33.46	-0.43	-1.09	5.81
Class C (inception 9/30/99)	36.43	-0.43	-1.38	0.48
Class R (inception 1/29/08)	38.11	—	—	-3.11
Class Y (inception 12/31/96)	38.82	0.56	-0.40	6.43
S&P 500® Index (does not reflect expenses or taxes)	26.46	0.42	-0.96	5.00
Russell 1000 Growth Index (does not reflect expenses or taxes)	37.20	1.64	-3.98	3.71
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other share classes will vary.

GE Funds Prospectus

January 29, 2010

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Manager

The primary individual portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
David B. Carlson	13 years	Chief Investment Officer – U.S. Equities

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly with GE Investment Distributors, Inc. (the Fund’s principal distributor).

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; or

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GE Small-Cap Equity Fund

Class A  GASCX    Class B  GBSCX    Class C  GESCX    Class R  GECRX     Class Y  GESVX

Investment Objective

Long-term growth of capital

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 88 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 125 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment).

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	N/A
Other Expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	2.22%	2.97%	2.97%	2.47%	1.97%
Expenses Reimbursed by (Reimbursed to) Adviser	0.01%	0.01%	0.01%	0.01%	0.01%
Net Annual Fund Operating Expenses	2.21%	2.96%	2.96%	2.46%	1.96%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$788	$1,230	$1,696	$2,981
Class B	Sold	$701	$1,119	$1,563	$2,953
	Held	$301	$919	$1,563	$2,953
Class C	Sold	$401	$918	$1,561	$3,287
	Held	$301	$918	$1,561	$3,287
Class R	Sold or Held	$251	$770	$1,315	$2,804
Class Y	Sold or Held	$201	$619	$1,062	$2,294

GE Funds Prospectus

January 29, 2010

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities of small-cap companies.

The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund’s assets among the sub-advisers to maintain a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value nor growth style investing, and allows the Fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization that falls between (a) the bottom range of the Russell 2000® Index (Russell 2000 Index) and (b) the greater of either the top range of the Russell 2000 Index or $3.0 billion. As of December 31, 2009, the market capitalization of companies in the Russell 2000 Index ranged from $10.0 million to $5.5 billion*. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside its capitalization range or because the index capitalization range changes. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	high quality management focused on generating shareholder value

•	attractive products or services

•	appropriate capital structure

In addition, the portfolio managers of a sub-adviser with a value management style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth management style generally will seek to identify securities of companies with strong growth potential.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and foreign (non-U.S.) securities. The portfolio managers may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

*	The Russell 2000 Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities in the Index.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	21.25%	(quarter ended June 30, 2009)
Lowest	–27.95%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (9/30/98 for Index)
Class A Shares (inception 9/30/98)
Return Before Taxes	22.68	-0.79	4.29	7.32
Return After Taxes on Distributions[1]	22.68	-2.29	2.49	5.18
Return After Taxes on Distributions and Sale of Fund Shares[1]	14.74	-0.64	3.15	5.57
Return Before Taxes
Class B (inception 9/30/98)	25.15	-0.34	4.43	7.45
Class C (inception 9/30/99)	28.34	-0.36	4.12	5.78
Class R (inception 1/29/08)	29.85	—	—	-7.21
Class Y (inception 9/30/98)	30.59	0.67	5.19	8.17
Russell 2000 Index (does not reflect expenses or taxes)	27.17	0.50	3.54	6.34
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other share classes will vary.

GE Funds Prospectus

January 29, 2010

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Investment Sub-Advisers

Palisade Capital Management, L.L.C.

Champlain Investment Partners, LLC

GlobeFlex Capital, LP

SouthernSun Asset Management, Inc.

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Advisers
Judith A. Studer	less than 1 year	Chief Market Strategist at GE Asset Management Incorporated
Jeffrey Schwartz	5 years	Senior Portfolio Manager at Palisade Capital Management, L.L.C.
Scott T. Brayman	1 year	Managing Partner and Chief Investment Officer at Champlain Investment Partners, LLC
Robert J. Anslow, Jr.	1 year	Managing Partner and Chief Investment Officer at GlobeFlex Capital, LP
Michael W. Cook	1 year	Chief Executive Officer and Chief Investment Officer at SouthernSun Asset Management, Inc.

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly with GE Investment Distributors, Inc. (the Fund’s principal distributor).

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; or

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GE Global Equity Fund

Class A  GEGEX    Class B  GGEBX    Class C  GEQCX    Class R  GELRX    Class Y  GGEDX

Investment Objective

Long-term growth of capital

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 88 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 125 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment).

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None
Redemption Fee (as a % of redemption proceeds on redemptions within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	N/A
Other Expenses	0.71%	0.71%	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	1.71%	2.46%	2.46%	1.96%	1.46%
Expenses Reimbursed by (Reimbursed to) Adviser	0.01%	0.01%	0.01%	0.01%	0.01%
Net Annual Fund Operating Expenses	1.70%	2.45%	2.45%	1.95%	1.45%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$739	$1,083	$1,450	$2,478
Class B	Sold	$650	$968	$1,313	$2,444
	Held	$250	$768	$1,313	$2,444
Class C	Sold	$350	$767	$1,311	$2,796
	Held	$250	$767	$1,311	$2,796
Class R	Sold or Held	$200	$616	$1,057	$2,285
Class Y	Sold or Held	$149	$462	$797	$1,746

GE Funds Prospectus

January 29, 2010

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities.

The Fund invests in companies in both developed and emerging market countries, including the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security prices do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested primarily in countries included in the Morgan Stanley Capital InternationalSM (MSCI®) World Index (MSCI® World Index) and in no fewer than three different countries. As of December 31, 2009, U.S. companies represented 48.18% of the MSCI® World Index, but the portion of the Fund’s portfolio represented by U.S. companies may vary materially from that level during the year. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:

•	low prices relative to their long-term cash earnings potential

•	potential for significant improvement in the company’s business

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

The Fund also may invest to a lesser extent in debt securities. The portfolio managers may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	19.72%	(quarter ended June 30, 2009)
Lowest	–24.38%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for Index)
Class A Shares (inception 2/22/93)
Return Before Taxes	19.32	1.90	-0.74	5.71
Return After Taxes on Distributions[1]	19.13	1.28	-1.43	4.73
Return After Taxes on Distributions and Sale of Fund Shares[1]	12.80	1.69	-0.72	4.73
Return Before Taxes
Class B (inception 12/22/93)	21.67	2.34	-0.59	4.77
Class C (inception 9/30/99)	24.69	2.33	-0.83	1.05
Class R (inception 1/29/08)	26.40	—	—	-12.15
Class Y (inception 11/29/93)	26.95	3.38	0.10	5.66
MCSI® World Index (does not reflect expenses or taxes)	29.99	2.01	-0.25	6.77
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other share classes will vary.

GE Funds Prospectus

January 29, 2010

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Robert Jasminski	5 years	Senior Vice President
Daizo Motoyoshi	6 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly with GE Investment Distributors, Inc. (the Fund’s principal distributor).

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; or

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GE International Equity Fund

Class A  GEICX    Class B  GEIBX    Class C  GIECX    Class R  GEQRX    Class Y  GEIDX

Investment Objective

Long-term growth of capital

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 88 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 125 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment).

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None
Redemption Fee (as a % of redemption proceeds on redemptions within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	N/A
Other Expenses	0.73%	0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses	1.78%	2.53%	2.53%	2.03%	1.53%
Expenses Reimbursed by (Reimbursed to) Adviser	0.01%	0.01%	0.01%	0.01%	0.01%
Net Annual Fund Operating Expenses	1.77%	2.52%	2.52%	2.02%	1.52%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$746	$1,103	$1,483	$2,547
Class B	Sold	$657	$988	$1,346	$2,512
	Held	$257	$788	$1,346	$2,512
Class C	Sold	$357	$788	$1,345	$2,864
	Held	$257	$788	$1,345	$2,864
Class R	Sold or Held	$207	$637	$1,093	$2,356
Class Y	Sold or Held	$156	$483	$834	$1,821

GE Funds Prospectus

January 29, 2010

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities.

The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the United States. An issuer is considered to be located outside the United States if at least 50% of its revenues or profits are from business activities located outside the U.S., or at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in foreign (non-U.S.) securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuation relative to their long term cash earnings potential

•	potential for significant improvement in the company’s business

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the United States. The portfolio managers may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	25.15%	(quarter ended June 30, 2009)
Lowest	–23.13%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (2/28/94 for Index)
Class A Shares (inception 3/2/94)
Return Before Taxes	22.05	3.93	-0.68	3.90
Return After Taxes on Distributions[1]	21.85	3.06	-1.29	2.97
Return After Taxes on Distributions and Sale of Fund Shares[1]	15.36	3.56	-0.53	3.17
Return Before Taxes
Class B (inception 3/2/94)	24.47	4.39	-0.57	4.00
Class C (inception 9/30/99)	27.55	4.39	-0.81	1.10
Class R (inception 1/29/08)	29.13	—	—	-12.25
Class Y (inception 3/2/94)	29.76	5.45	0.15	4.58
MSCI EAFE Index (does not reflect expenses or taxes)	31.78	3.54	1.15	4.62
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other share classes will vary.

GE Funds Prospectus

January 29, 2010

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Brian Hopkinson	13 years	Senior Vice President
Ralph R. Layman	15 years	President & Chief Investment Officer – Public Equities
Paul Nestro	3 years	Senior Vice President
Jonathan L. Passmore	8 years	Senior Vice President
Michael J. Solecki	12 years	Chief Investment Officer – International Equities

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly with GE Investment Distributors, Inc. (the Fund’s principal distributor).

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; or

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GE Emerging Markets Equity Fund

Class A  N/A    Class C  N/A    Class R  N/A    Class Y  N/A

Investment Objective

Long-term growth of capital

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 88 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 125 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment).

	Class A	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	1.00%[1]	None	None
Redemption Fee (as a % of redemption proceeds on redemptions within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class Y
Management Fees	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	N/A
Other Expenses[2]	0.88%	0.88%	0.88%	0.88%
Total Annual Fund Operating Expenses	2.18%	2.93%	2.43%	1.93%
Expense Reimbursed by (Reimbursed to) Adviser[3]	0.43%	0.43%	0.43%	0.43%
Net Annual Fund Operating Expenses	1.75%	2.50%	2.00%	1.50%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	Because the Fund is not currently operational, the expense information provided in the table above is estimated and reflects the Fund’s anticipated expenses upon commencement of operations.

3	GE Asset Management has entered into a contractual arrangement to limit “Other Expenses” of each Class of the Fund on an annualized basis at or below 0.45%, such limit to be effective through January 29, 2011. Expenses borne by GE Asset Management pursuant to the agreement may be reimbursed by the Fund up to three years from the date the expense was incurred. A reimbursement payment will not be made if it would cause the Fund to exceed its expense limit. This agreement can only be changed or terminated with the approval of the GE Funds’ Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$824	$1,256	$1,713	$2,974
Class C	Sold	$353	$866	$1,504	$3,220
	Held	$253	$866	$1,504	$3,220
Class R	Sold or Held	$203	$716	$1,256	$2,732
Class Y	Sold or Held	$153	$564	$1,001	$2,217

GE Funds Prospectus

January 29, 2010

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities of issuers that are located in emerging market countries.

The portfolio managers focus on companies whose security valuation they believe do not fully reflect the long-term growth potential of the company. Under normal circumstances, the Fund’s assets are invested in foreign securities of companies representing at least three different countries.

The portfolio managers consider the following factors in determining whether an issuer is located in an emerging market country: country of organization, primary securities trading market, location of assets, or country where the issuer derives at least half of its revenues or profits.

An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuation relative to their long-term cash earnings growth potential

•	potential for significant improvement in the company’s business

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

The Fund may also invest to a lesser extent in securities of companies located in countries other than emerging market countries (including the United States) and in debt securities. The portfolio managers may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

No performance figures are shown because the Fund has no operating history as of the date of this Prospectus, and is not currently being offered to investors.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Tory Brent Jones	Since Inception	Senior Vice President
Ping Zhou	Since Inception	Senior Vice President

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly with GE Investment Distributors, Inc. (the Fund’s principal distributor).

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; or

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

[This page intentionally left blank.]

GE Fixed Income Fund

Class A  GEFIX    Class B  GEFBX    Class C  GEFCX    Class R  GEFRX    Class Y  GEFDX

Investment Objective

Maximum income consistent with prudent investment management and the preservation of capital

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 88 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 125 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment).

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	3.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	N/A
Other Expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	0.94%	1.69%	1.69%	1.19%	0.69%
Expense Reimbursed by (Reimbursed to) Adviser	0.03%	0.03%	0.03%	0.03%	0.03%
Net Annual Fund Operating Expenses	0.91%	1.66%	1.66%	1.16%	0.66%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$521	$717	$929	$1,539
Class B	Sold	$476	$738	$925	$1,626
	Held	$176	$538	$925	$1,626
Class C	Sold	$276	$538	$924	$2,007
	Held	$176	$538	$924	$2,007
Class R	Sold or Held	$125	$383	$660	$1,452
Class Y	Sold or Held	$75	$226	$390	$867

GE Funds Prospectus

January 29, 2010

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 341% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as “junk bonds”) and foreign debt securities.

The portfolio managers may use various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps, to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	4.37%	(quarter ended September 30, 2009)
Lowest	–2.56%	(quarter ended June 30, 2004)

Average Annual Total Returns (%)

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for Index)
Class A Shares (inception 2/22/93)
Return Before Taxes	2.82	2.62	4.68	4.93
Return After Taxes on Distributions[1]	1.49	1.05	2.88	2.90
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.80	1.30	2.92	2.95
Return Before Taxes
Class B (inception 12/22/93)	3.55	2.73	4.66	4.88
Class C (inception 9/30/99)	5.45	2.73	4.36	4.21
Class R (inception 1/29/08)	6.98	—	—	1.85
Class Y (inception 11/29/93)	7.53	3.76	5.39	5.41
Barclays Capital U.S. Aggregate Bond Index (does not reflect expenses or taxes)	5.93	4.97	6.33	6.20
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other share classes will vary.

GE Funds Prospectus

January 29, 2010

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Paul M. Colonna	5 years	President and Chief Investment Officer – Fixed Income
William M. Healey	14 years	Senior Vice President
Mark H. Johnson	2 years	Senior Vice President
Vita Marie Pike	5 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly with GE Investment Distributors, Inc. (the Fund’s principal distributor).

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds c/o PNC Global Investment Servicing

P.O. Box 9838, Providence, RI 02940;

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; or

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GE Government Securities Fund

Class A  ITGAX    Class B  GNUSX    Class C  GVSCX

Investment Objective

High level of current income consistent with safety of principal

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 88 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 125 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment).

	Class A	Class B	Class C
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	4.25%	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	3.00%	1.00%[1]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.85%	1.60%	1.60%
Expense Reimbursed by (Reimbursed to) Adviser	0.01%	0.01%	0.01%
Net Annual Fund Operating Expenses	0.84%	1.59%	1.59%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$509	$685	$877	$1,429
Class B	Sold	$463	$706	$872	$1,515
	Held	$163	$506	$872	$1,515
Class C	Sold	$263	$505	$871	$1,899
	Held	$163	$505	$871	$1,899

GE Funds Prospectus

January 29, 2010

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in U.S. Government securities.

The Fund’s investments may also include mortgage-backed securities with remaining maturities of one year or more. The Fund normally has an average duration of approximately three to six years. Portfolio duration is one measure of risk, as noted under “Interest Rate Risk” below.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests in securities issued by the:

•	U.S. Treasury

•	Government National Mortgage Association (Ginnie Mae)

•	Federal National Mortgage Association (Fannie Mae)

•	Federal Home Loan Mortgage Corporation (Freddie Mac)

•	other U.S. Government agencies and instrumentalities

No more than 20% of the Fund’s assets may be invested in debt securities rated A or lower by Moody’s or S&P or comparably rated by another nationally recognized statistical rating organization, and no more than 10% of the Fund’s assets may be invested in debt securities rated Baa by Moody’s or BBB by S&P or comparably rated by another nationally recognized statistical rating organization.

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The Fund also may invest to a lesser extent in a variety of debt securities including corporate debt securities, asset-backed securities and foreign securities. The portfolio managers may use various investment techniques (which may involve the use of derivative instruments such as interest rate, currency, index and credit default swaps) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Further, the extreme conditions affecting the bond markets have meant that the yield on certain U.S. Government securities has been very low, and may continue to be very low. As a result, mutual funds, such as the Fund, that invest primarily in those U.S. Government securities may experience negative current yields and not achieve an investment objective of current income.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class B shares.

Highest/Lowest quarterly results during this time period were:

Highest	7.00%	(quarter ended December 31, 2008)
Lowest	–3.22%	(quarter ended June 30, 2004)

Average Annual Total Returns (%)

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (4/30/87) for Index)
Class B Shares (inception 4/22/87)
Return Before Taxes	-7.07	2.92	4.53	—
Return After Taxes on Distributions[1]	-7.67	1.96	3.27	—
Return After Taxes on Distributions and Sale of Fund Shares[1]	-4.58	1.93	3.13	—
Return Before Taxes
Class A (inception 9/8/93)	-7.70	2.77	4.69	4.19
Class C (inception 9/30/99)	-5.16	2.96	4.44	4.28
Barclays Capital U.S. Government Bond Index (does not reflect expenses or taxes)	-2.20	4.87	6.17	5.81
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other share classes will vary.

GE Funds Prospectus

January 29, 2010

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Paul M. Colonna	10 years	President and Chief Investment Officer – Fixed Income
William M. Healey	14 years	Senior Vice President
Chitranjan Sinha	2 years	Vice President

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; or

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GE Short-Term Government Fund

Class A  GGVCX    Class B  GGVBX    Class C  GGVEX    Class R  GEGRX     Class Y  GGVDX

Investment Objective

High level of income consistent with prudent investment management and the preservation of capital

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 88 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 125 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment).

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	2.50%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	3.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.25%	0.85%	1.00%	0.50%	N/A
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.79%	1.39%	1.54%	1.04%	0.54%
Expense Reimbursed by (Reimbursed to) Adviser	0.02%	0.02%	0.02%	0.02%	0.02%
Net Annual Fund Operating Expenses	0.77%	1.37%	1.52%	1.02%	0.52%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$330	$496	$677	$1,199
Class B	Sold	$443	$641	$761	$1,352
	Held	$143	$441	$761	$1,352
Class C	Sold	$258	$486	$837	$1,828
	Held	$158	$486	$837	$1,828
Class R	Sold or Held	$107	$331	$573	$1,267
Class Y	Sold or Held	$56	$173	$301	$673

GE Funds Prospectus

January 29, 2010

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 212% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in U.S. Government securities.

The Fund’s investments may also include mortgage-backed securities and repurchase agreements secured by U.S. Government securities. The Fund normally has a weighted average maturity of not more than three years.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests in securities issued or secured by the:

•	U.S. Treasury

•	Government National Mortgage Association (Ginnie Mae)

•	Federal National Mortgage Association (Fannie Mae)

•	Federal Home Loan Mortgage Corporation (Freddie Mac)

•	other U.S. Government agencies and instrumentalities

The portfolio manager seeks to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The Fund also may invest to a lesser extent in a variety of debt securities, including corporate bonds, privately issued mortgage-backed securities, asset-backed securities and foreign securities. The portfolio managers may use various investment techniques (which may involve the use of derivative instruments such as interest rate, currency, index and credit default swaps) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Further, the extreme conditions affecting the bond markets have meant that the yield on certain U.S. Government securities has been very low, and may continue to be very low. As a result, mutual funds, such as the Fund, that invest primarily in those U.S. Government securities may experience negative current yields and not achieve an investment objective of current income.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	3.60%	(quarter ended September 30, 2001)
Lowest	–1.13%	(quarter ended June 30, 2004)

Average Annual Total Returns (%)

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (2/28/94 for Index)
Class A Shares (inception 3/2/94)
Return Before Taxes	-0.48	3.01	3.87	4.34
Return After Taxes on Distributions[1]	-1.00	1.75	2.34	2.54
Return After Taxes on Distributions and Sale of Fund Shares[1]	-0.32	1.82	2.38	2.58
Return Before Taxes
Class B (inception 3/2/94)	-1.57	2.92	3.76	4.27
Class C (inception 9/30/99)	0.27	2.78	3.36	3.31
Class R (inception 1/29/08)	1.80	—	—	2.71
Class Y (inception 3/2/94)	2.20	3.79	4.37	4.75
Barclays Capital 1-3 Year Government Bond Index (does not reflect expenses or taxes)	1.41	4.18	4.65	5.00
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other share classes will vary.

GE Funds Prospectus

January 29, 2010

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Paul M. Colonna	5 years	President and Chief Investment Officer – Fixed Income
William M. Healey	14 years	Senior Vice President
Mark H. Johnson	2 years	Senior Vice President
James Palmieri	3 years	Vice President

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly with GE Investment Distributors, Inc. (the Fund’s principal distributor).

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; or

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GE Tax-Exempt Fund

Class A  GETAX    Class B  GETBX    Class C  GETCX    Class Y  GETDX

Investment Objective

As high a level of income exempt from federal income taxation as is consistent with preservation of capital

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 88 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 125 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment).

	Class A	Class B	Class C	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	4.25%	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	3.00%	1.00%[1]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	N/A
Other Expenses	0.43%	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	1.03%	1.78%	1.78%	0.78%
Expense Reimbursed by (Reimbursed to) Adviser[2]	0.16%	0.16%	0.16%	0.16%
Net Annual Fund Operating Expenses	0.87%	1.62%	1.62%	0.62%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	GE Asset Management has entered into a contractual arrangement to limit “Other Expenses” of each Class of the Fund on an annualized basis at or below 0.27%, such limit to be effective through January 29, 2011. Expenses borne by GE Asset Management pursuant to the agreement may be reimbursed by the Fund up to three years from the date the expense was incurred. A reimbursement payment will not be made if it would cause the Fund to exceed its expense limit. This agreement can only be changed or terminated with the approval of the GE Funds’ Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$541	$754	$984	$1,645
Class B	Sold	$497	$777	$981	$1,731
	Held	$197	$577	$981	$1,731
Class C	Sold	$297	$576	$980	$2,109
	Held	$197	$576	$980	$2,109
Class Y	Sold or Held	$96	$265	$449	$981

GE Funds Prospectus

January 29, 2010

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations. Under normal circumstances, the portfolio manager manages the Fund so that at least 80% of the Fund’s income is exempt from both regular federal income taxes and the federal alternative minimum tax.

The Fund generally will have an effective duration of 75% to 125% of the duration of the Barclays Capital 10-Year Municipal Bond Index. As of December 31, 2009, the effective duration of the Barclays Capital 10-Year Municipal Bond Index was 7.27 years. Portfolio duration is one measure of risk, as noted under “Interest Rate Risk” below.

The portfolio manager seeks to identify municipal obligations with characteristics such as:

•	attractive yields and prices

•	the potential for income generation

•	the potential for capital appreciation

•	reasonable credit quality

The Fund also may invest to a lesser extent in tax-free or taxable money market instruments and may hold cash. The portfolio manager may use various investment techniques (which may involve the use of derivative instruments such as interest rate, currency, index and credit default swaps) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The Fund’s policy that at least 80% of its income be exempt from both regular federal income taxes and the federal alternative minimum tax may only be changed with shareholder approval.

Principal Risks

The principal risks of investing in the Fund are:

Municipal Obligations Risk is the risk of investing in municipal securities, and includes interest rate risk and the credit risk of the issuers of municipal securities. The municipal securities market is volatile and may be significantly affected by adverse tax, legislative or political changes. To the extent that the Fund remains relatively small, it may have fewer favorable investment opportunities.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	5.16%	(quarter ended September 30, 2009)
Lowest	–2.56%	(quarter ended June 30, 2004)

Average Annual Total Returns (%)

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (8/31/93 for Index)
Class A Shares (inception 9/8/93)
Return Before Taxes	4.76	2.32	4.21	4.17
Return After Taxes on Distributions[1]	4.76	2.29	4.18	4.12
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.34	2.48	4.16	4.12
Return Before Taxes
Class B (inception 9/8/93)	5.61	2.46	4.04	4.23
Class C (inception 9/30/99)	7.67	2.45	3.88	3.72
Class Y (inception 9/26/97)	9.58	3.42	5.33	4.78
Barclays Capital 10-Year Municipal Bond Index (does not reflect expenses or taxes)	9.85	4.59	5.81	5.58
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other share classes will vary.

GE Funds Prospectus

January 29, 2010

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Manager

The primary individual portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Michael J. Caufield	9 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class Y shares) (eligible investors only)
Class Y
Initial Investment	$1 million*
Subsequent Investments	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly with GE Investment Distributors, Inc. (the Fund’s principal distributor).

Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; and

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

In general, income from the Fund is exempt from regular federal income tax but will generally be subject to state and local taxes. Because the Fund may invest in taxable securities, some dividends from net investment income may be subject to federal, state and local income taxes. Moreover, some dividends from net investment income may be subject to federal alternative minimum taxes. Short-term and long-term capital gains distributed by the Fund are taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GE High Yield Fund

Class A  N/A    Class C  N/A    Class R  N/A    Class Y  N/A

Investment Objective

Above-average total return over a market cycle of three to five years (Total return includes both income and capital appreciation)

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 88 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 125 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment).

	Class A	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	4.25%	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class Y
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	N/A
Other Expenses[2]	0.82%	0.82%	0.82%	0.82%
Total Annual Fund Operating Expenses	1.67%	2.42%	1.92%	1.42%
Expense Reimbursed by (Reimbursed to) Adviser[3]	0.57%	0.57%	0.57%	0.57%
Net Annual Fund Operating Expenses	1.10%	1.85%	1.35%	0.85%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	Because the Fund is not currently operational, the expense information provided in the table above is estimated and reflects the Fund’s anticipated expenses upon commencement of operations.

3	GE Asset Management has entered into a contractual arrangement to limit “Other Expenses” of each Class of the Fund on an annualized basis at or below 0.25%, such limit to be effective through January 29, 2011. Expenses borne by GE Asset Management pursuant to the agreement may be reimbursed by the Fund up to three years from the date the expense was incurred. A reimbursement payment will not be made if it would cause the Fund to exceed its expense limit. This agreement can only be changed or terminated with the approval of the GE Funds’ Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$789	$1,124	$1,482	$2,485
Class C	Sold	$288	$701	$1,240	$2,715
	Held	$188	$701	$1,240	$2,715
Class R	Sold or Held	$137	$548	$985	$2,199
Class Y	Sold or Held	$87	$394	$723	$1,655

GE Funds Prospectus

January 29, 2010

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in high yield securities (meaning bonds rated below investment grade, sometimes called “junk bonds”). The portfolio managers will not sell a particular security solely because it is no longer classified as high yield.

The Fund may also invest in U.S. Government securities, mortgage-backed securities, bank loans (including loans rated below investment grade), investment grade debt securities, agency securities (securities that are not guaranteed by the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency), and short-term fixed income securities, such as certificates of deposit, treasury bills and commercial paper.

The Fund seeks to achieve its objective of total return, which includes both income and growth of capital, primarily by earning a high rate of current income and secondarily by seeking capital growth opportunities. The Fund’s weighted average maturity will generally be greater than five years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The portfolio management team uses analyses of economic and industry trends to determine the portfolio mix of “core” holdings and “opportunistic” holdings. A rigorous process utilizing fundamental, bottoms-up credit research underlies selection of each individual security holding based on its ability to generate income and, in some cases, capital appreciation without unreasonable risk. Individual securities are selected and monitored by an experienced team of fixed income portfolio managers and credit analysts who specialize in high yield corporate bonds. The team relies on the in-depth, fundamental analysis to uncover opportunities in undervalued issues.

The Fund also may invest to a lesser extent in foreign debt securities, including high yield securities of foreign issuers and emerging market securities. The Fund also may use derivative instruments to pursue its portfolio strategy. The portfolio management team may use various investment techniques, such as interest rate, currency, index and credit default swaps, to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain payments.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Bank Loan Risk is the risk of investing in bank loans through participations in commercial loans or assignments of those loans. The Fund assumes the credit risk associated with the corporate borrower and may also assume the credit risk associated with an inter-posed bank or other financial intermediary. Participations and assignments also involve additional types of risk, such as interest rate risk and illiquid investments risk.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodology, and that the security may be sold at a discount to the value established by the Fund.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

No performance figures are shown because the Fund has no operating history as of the date of this Prospectus, and is not currently being offered to investors.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Vita Marie Pike	Since Inception	Senior Vice President

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly with GE Investment Distributors, Inc. (the Fund’s principal distributor).

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; and

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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GE Total Return Fund

Class A  GESIX    Class B  GESBX    Class C  GECSX    Class R  GESRX    Class Y  GESDX

Investment Objective

Maximum total return (Total return includes both income and capital appreciation)

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 88 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 125 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment). 1

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	N/A
Other Expenses	0.53%	0.53%	0.53%	0.53%	0.53%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.34%	2.09%	2.09%	1.59%	1.09%
Expense Reimbursed by (Reimbursed to) Adviser	0.05%	0.05%	0.05%	0.05%	0.05%
Net Annual Fund Operating Expenses	1.29%	2.04%	2.04%	1.54%	1.04%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$706	$973	$1,260	$2,074
Class B	Sold	$615	$853	$1,117	$2,033
	Held	$215	$653	$1,117	$2,033
Class C	Sold	$315	$653	$1,116	$2,401
	Held	$215	$653	$1,116	$2,401
Class R	Sold or Held	$165	$501	$860	$1,873
Class Y	Sold or Held	$114	$344	$593	$1,306

GE Funds Prospectus

January 29, 2010

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 144% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from GE Asset Management’s Asset Allocation Committee to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objectives. The Fund may also at times adjust its investment exposure through the use of various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps.

The Fund invests in common and preferred stocks and other types of equity securities principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

•	strong earnings growth

•	favorable valuation

•	attractive prices

•	a presence in successful industries

•	high quality management focused on generating shareholder value

•	large or medium capitalization

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality (typically investment grade or U.S. Government Securities)

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The Fund may also invest to a lesser extent in high yield securities (also known as “junk bonds”), equity and debt securities of companies that are located in emerging market countries and securities of U.S. issuers that are principally engaged in or related to the real estate industry.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among strategies or asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy or asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodology, and that the security may be sold at a discount to the value established by the Fund.

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

Derivative Instruments Risk is the risk of investing in derivative instruments such as swaps, options, futures and options on futures, and includes liquidity, interest rate, securities market, credit and valuation risks. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	12.15%	(quarter ended June 30, 2003)
Lowest	–16.91%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for Index)
Class A Shares (inception 2/22/93)
Return Before Taxes	14.18	0.82	2.16	6.72
Return After Taxes on Distributions[1]	13.88	-0.50	0.92	5.32
Return After Taxes on Distributions and Sale of Fund Shares[1]	9.47	0.55	1.49	5.36
Return Before Taxes
Class B (inception 12/22/93)	16.17	1.26	2.31	6.63
Class C (inception 9/30/99)	19.26	1.27	2.01	2.86
Class R (inception 1/29/08)	20.76	—	—	-5.96
Class Y (inception 11/29/93)	21.42	2.42	3.10	7.27
S&P 500® Index (does not reflect expenses or taxes)	26.46	0.42	-0.96	7.70
Barclays Capital U.S. Aggregate Bond Index (does not reflect expenses or taxes)	5.93	4.97	6.33	6.20
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other share classes will vary.

GE Funds Prospectus

January 29, 2010

Portfolio Management
Investment Adviser

GE Asset Management Incorporated

Investment Sub-Adviser

Urdang Securities Management, Inc. (for real estate related investments only)

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Paul M. Colonna	5 years	President and Chief Investment Officer – Fixed Income
Ralph R. Layman	12 years	President and Chief Investment Officer – Public Equities
Thomas R. Lincoln	2 years	Senior Vice President
Judith A. Studer	5 years	Chief Market Strategist
Diane M. Wehner	4 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly with GE Investment Distributors, Inc. (the Fund’s principal distributor).

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; or

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GE Money Market Fund

Retail Class  GEMXX    Institutional Class  GEFXX

Investment Objective

High level of current income consistent with the preservation of capital and maintenance of liquidity

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Institutional Class
Management Fees	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses	0.12%	0.04%
Total Annual Fund Operating Expenses	0.37%	0.29%

GE Asset Management has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized net yield of 0.00% for all share classes. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by GE Asset Management at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss. Management fees reduced by GE Asset Management may be recouped by GE Asset Management for up to three years from the date reduced, provided that the total operating expense ratio for the Fund’s Retail Class shares, after giving effect to the recoupment, would not exceed 0.60% for the fiscal year in which the recoupment is made.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Retail Class	Sold or Held	$38	$121	$210	$474
Institutional Class	Sold or Held	$30	$93	$163	$417

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

GE Funds Prospectus

January 29, 2010

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in short-term, U.S. dollar denominated money market instruments. The Fund’s investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests consistent with regulatory standards governing security quality, maturity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with remaining maturities of up to 13 months and limits the weighted average maturity of the Fund’s portfolio to 90 days or less. The Fund may invest more than 25% of its total assets in the domestic banking industry.

All of the Fund’s assets must be rated in the two highest short-term rating categories (or their unrated equivalents), and at least 95% of its assets must be rated in the highest rating category (or its unrated equivalent), by a nationally recognized statistical rating organization.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund’s investments could cause the Fund’s share price to decline below $1.00.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Retail Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	1.56%	(fourth quarter 2006)
Lowest	0.00%	(fourth quarter 2009)
7-Day Yield	0.00%	(as of December 31, 2009)
7-Day Effective Yield	0.00%	(as of December 31, 2009)

Average Annual Total Returns (%)

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for 90 Day T-Bill)
Retail Class (inception 2/23/93)	0.26	3.02	2.82	3.57
Institutional Class (inception 1/29/08)	0.35	—	—	1.03
90 Day T-Bill (does not reflect expenses or taxes)	0.15	2.79	2.74	3.56

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Purchase and Sale of Fund Shares

Purchase minimum (for Retail Class shares)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Purchase minimum (for Institutional Class shares) (eligible investors only)
Institutional Class
Initial Investment	$1 million*
Subsequent Investments	None
* Affiliated non-money market mutual funds managed by GE Asset Management are not subject to the $1 million minimum initial investment requirement.
Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in the Institutional Class shares.

GE Funds Prospectus

January 29, 2010

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; and

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the GE Funds.

90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans or home-equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice before withdrawal.

Bank loans are loans generally made to below investment grade companies (“corporate borrower”) that are syndicated by a lead bank to other banks and institutional investors. Below investment grade bank loans are typically secured with specific collateral and have a first-lien priority claim on the assets and/or stock of the corporate borrower, but may also include unsecured, second-lien priority claims and other indebtedness of the corporate borrower. The proceeds of the bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends and to finance internal growth and for other corporate purposes. Bank loans typically have rates of interest which are re-determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, such as the London-Interbank Offered Rate (LIBOR), plus a spread.

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

Barclays Capital U.S. Government Bond Index is a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more.

Barclays Capital 1-3 Year Government Bond Index is a market value-weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years.

Barclays Capital 10-Year Municipal Bond Index is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders, and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest only and principal only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security’s sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond’s price for every one percent change in the interest rate.

Emerging market securities include interests in or obligations of entities located in an emerging market country. An emerging market country is any country having an economy and market that are (or would be) considered by the World

GE Funds Prospectus

January 29, 2010

Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

Equitized cash is a technique that uses futures or other instruments (such as exchange traded funds) to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

•

Eurodollar Bonds, which are dollar denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

•	Yankee Bonds, which are dollar denominated securities issued by foreign issuers in the U.S.

•	Debt securities denominated in currencies other than U.S. dollars.

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) has at least 50% of its assets situated, (d) has the principal trading market for its securities, or (e) is assessed a non-U.S. risk rating by a recognized third-party rating agency. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.

Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody’s or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called “junk bonds,” and are considered speculative with respect to their capacity to pay interest and repay principal in accordance with their terms. High yield securities generally entail more credit risk than higher-rated securities.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value they currently have on a Fund’s books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody’s and BBB or better by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

MSCI® EAFE® Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

MSCI® Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global equity markets.

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

MSCI® World Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets throughout the world and excludes certain market segments unavailable to U.S. based investors.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. Each Fund may invest in money market instruments either directly or indirectly through investments in the GE Money Market Fund.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets.

Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Real Estate Investment Trusts (REITs) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests therein. REITs are generally classified as Equity REITs or Mortgage REITs or a combination of Equity or Mortgage REITs. Equity REITs invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time — usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be sold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Rule 144A securities are restricted securities that may be sold to certain institutional purchasers under Rule 144A.

Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

Russell 2000 Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index comprises the 3,000 largest U.S. domiciled companies.

GE Funds Prospectus

January 29, 2010

S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). All U.S. Government securities are considered highly creditworthy. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Variable rate securities, which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. For certain Funds, these techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund’s portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that a Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates a money market fund or an income fund’s sensitivity to changes in interest rates. In general, the longer a fund’s weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond the normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Investment Strategies

In addition to each Fund’s principal investment strategies described earlier in this Prospectus, a Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. No Fund is under any obligation to use any of these techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed later in this Prospectus and in the Funds’ SAI.

Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses, and (iv) during a Fund restructuring. A Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash.

A Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash, or (y) restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies.

In addition, a Fund may hold cash under circumstances where the liquidation of a Fund has been approved by the Trustees, and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate.

Each Fund may invest in money market instruments either directly or indirectly through investment in the GE Money Market Fund. GE Asset Management has contractually agreed to waive a portion of its management fee for each non-money market Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any. Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Investment Fund, which is a privately offered pooled investment trust managed by GE Asset Management. GE Asset Management charges no advisory fee to the GEI Investment Fund. Those Funds may continue to hold a small interest in the GEI Investment Fund.

To the extent that a Fund, other than the GE Money Market Fund, holds cash, it may not achieve its investment objective.

Any Fund (except the GE Tax-Exempt Fund) with an 80% investment policy, as stated in the Summary Section above, may change that policy upon 60 days’ notice to shareholders.

GE Tax-Exempt Fund’s policy that at least 80% of its income be exempt from both regular federal income taxes and the federal alternative minimum tax may only be changed with shareholder approval.

GE Funds Prospectus

January 29, 2010

The following tables summarize some of the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management and subject to the approval of the Fund’s Board of Trustees. Percentage figures refer to the percentage of a Fund’s total assets (including any borrowings) that may be invested in accordance with the indicated technique.

	Borrowing Limit	Repurchase Agreements	Reverse Repurchase Agreements	Restricted and Illiquid Investments	Structured and Indexed Securities	Purchasing and Writing Securities Options	Purchasing and Writing Securities Index Options
GE U.S. Equity Fund	33 1/3%	Yes	No	Yes	No	Yes	Yes
GE Core Value Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
GE Small-Cap Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
GE Global Equity Fund	33 1/3%	Yes	No	Yes	No	Yes	Yes
GE International Equity Fund	33 1/3%	Yes	No	Yes	No	Yes	Yes
GE Emerging Markets Equity Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes
GE Premier Growth Equity Fund	33 1/3%	Yes	No	Yes	No	Yes	Yes
GE Fixed Income Fund	33 1/3%	Yes	No	Yes	Yes	Yes	Yes
GE Government Securities Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes
GE Short-Term Government Fund	33 1/3%	Yes	No	Yes	Yes	Yes	Yes
GE Tax-Exempt Fund	10%	Yes	Yes	Yes	No	Yes	Yes
GE High Yield Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes
GE Total Return Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes
GE Money Market Fund	33 1/3%	Yes	Yes	No	No	No	No

More on Strategies, Risks and Disclosure of Portfolio Holdings

	Futures Contracts and Options on Futures Contracts	Forward Currency Transactions	Options on Foreign Currencies	Maximum Investment in Debt Securities	Maximum Investment in Below- Investment Grade Debt Securities (High Yield Securities)	Maximum Investment in Foreign Securities	When-Issued and Delayed Delivery Securities
GE U.S. Equity Fund	Yes	Yes	Yes	20%	5%	15%*	Yes
GE Core Value Equity Fund	Yes	Yes	Yes	20%	5%	25%*	Yes
GE Small-Cap Equity Fund	Yes	Yes	Yes	20%	10%	10%*	Yes
GE Global Equity Fund	Yes	Yes	Yes	20%	5%	100%	Yes
GE International Equity Fund	Yes	Yes	Yes	20%	5%	100%	Yes
GE Emerging Markets Equity Fund	Yes	Yes	Yes	20%	10%	100%	Yes
GE Premier Growth Equity Fund	Yes	Yes	No	20%	5%	25%*	Yes
GE Fixed Income Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	35%*	Yes
GE Government Securities Fund	Yes	Yes	Yes	100% (maximum of 10% in BBB by S&P or Baa by Moody’s or equivalent; maximum of 20% in A or lower by S&P, Moody’s or equivalent)	None	35%*	Yes
GE Short-Term Government Fund	Yes	Yes	Yes	100%	None	35%*	Yes
GE Tax-Exempt Fund	Yes	No	No	100% (maximum of 10% in BBB by S&P or Baa by Moody’s or equivalent)	5% in debt downgraded below investment grade subsequent to purchase	None	Yes
GE High Yield Fund	Yes	Yes	Yes	100%	100%	35%*	Yes
GE Total Return Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	70%*	Yes
GE Money Market Fund	No	No	No	100%	None	25%*	Yes

*	This limitation excludes: American Depositary Receipts (ADRs); securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission (SEC) and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

GE Funds Prospectus

January 29, 2010

	Lending Portfolio Securities	Rule 144A Securities	Debt Obligations of Supranational Agencies	Depositary Receipts	Securities of Other Investment Funds	Municipal Leases	Floating and Variable Rate Instruments	Participation Interests in Municipal Obligations
GE U.S. Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
GE Core Value Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
GE Small-Cap Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
GE Global Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
GE International Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
GE Emerging Markets Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
GE Premier Growth Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
GE Fixed Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
GE Government Securities Fund	Yes	Yes	Yes	Yes	Yes	No	Yes	No
GE Short-Term Government Fund	Yes	Yes	Yes	Yes	Yes	No	Yes	No
GE Tax-Exempt Fund	Yes	Yes	Yes	No	Yes	Yes	Yes	Yes
GE High Yield Fund	Yes	Yes	Yes	Yes	Yes	No	Yes	No
GE Total Return Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
GE Money Market Fund	Yes	Yes	Yes	No	No	No	Yes	No

*	Excludes commercial paper and notes with variable and floating rates of interest.

	Zero Coupon Obligations	Municipal Obligations Components	Custodial Receipts on Municipal Obligations	Mortgage Related Securities, including CMOs	Government Stripped Mortgage Related Securities	Asset Backed Securities and Receivable- Backed Securities	Mortgage Dollar Rolls	Short Sales Against the Box
GE U.S. Equity Fund	Yes	No	No	Yes	No	No	No	No
GE Core Value Equity Fund	No	No	No	Yes	No	No	No	Yes
GE Small-Cap Equity Fund	No	No	No	Yes	No	No	Yes	Yes
GE Global Equity Fund	No	No	No	Yes	No	No	No	Yes
GE International Equity Fund	No	No	No	Yes	No	No	No	Yes
GE Emerging Markets Equity Fund	No	No	No	Yes	No	No	No	Yes
GE Premier Growth Equity Fund	No	No	No	Yes	No	No	No	No
GE Fixed Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	No
GE Government Securities Fund	Yes	No	No	Yes	Yes	Yes	Yes	Yes
GE Short-Term Government Fund	Yes	No	No	Yes	Yes	Yes	Yes	No
GE Tax-Exempt Fund	Yes	Yes	Yes	Yes	No	No	No	Yes
GE High Yield Fund	Yes	No	No	Yes	Yes	Yes	Yes	Yes
GE Total Return Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	No
GE Money Market Fund	No	No	No	Yes	No	Yes	No	No

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More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

Like all mutual funds, investing in the GE Funds involves risk factors and special considerations. A GE Fund’s risk is defined primarily by its principal investment strategies, which are described earlier in the Summary Section of this Prospectus. Investments in a GE Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a GE Fund will achieve its investment objective. Investing in shares of a GE Fund should not be considered a complete investment program. The share value of the GE Equity Funds, GE Income Funds and the GE Total Return Fund will rise and fall. Although the GE Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds and cash — and within an asset class — such as small-cap and large-cap stocks — may help you to manage risk and achieve the results you need to reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

The primary risks of particular investments are summarized below for each Fund. An explanation of each type of risk is provided in the pages following the table below. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times. In addition, each Fund may be subject to additional risks other than those described in the following pages because the types of investments made by each Fund can change over time. For more information about the risks associated with the Funds, please see the SAI, which is incorporated by reference into this Prospectus.

		GE U.S. Equity Fund	GE Core Value Equity Fund	GE Premier Growth Equity Fund	GE Small-Cap Equity Fund	GE Global Equity Fund	GE International Equity Fund	GE Emerging Markets Equity Fund
	Allocation Risk				✓
Asset-Backed Securities Risk
Bank Loan Risk
	Credit Risk	✓	✓	✓	✓	✓	✓	✓
	Derivative Instruments Risk	✓	✓	✓	✓	✓	✓	✓
	Diversification Risk			✓
	Emerging Markets Risk					✓	✓	✓
	Foreign Investment Risk • Currency Risk • Political/Economic Risk • Regulatory Risk	✓	✓	✓	✓	✓	✓	✓
Government Stripped Mortgage-Related Securities Risk
High Yield Securities Risk
	Initial Public Offerings Risk				✓
	Interest Rate Risk	✓	✓	✓	✓	✓	✓	✓
	Liquidity Risk	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities Risk
Municipal Obligations Risk
Prepayment Risk
Real Estate Securities Risk
	Redemption Risk	✓	✓	✓	✓	✓	✓	✓
REIT-Specific Risk
	Repurchase Agreements Risk	✓	✓	✓	✓	✓	✓	✓
	Reverse Repurchase Agreements Risk		✓		✓			✓
	Restricted Securities Risk	✓	✓	✓	✓	✓	✓	✓
	Securities Market Risk	✓	✓	✓	✓	✓	✓	✓
Style Risk	Growth Investing Risk	✓		✓	✓	✓	✓
High Yield Investing Risk
	Value Investing Risk	✓	✓		✓
	Mid-Cap Company Risk			✓		✓	✓	✓
	Small-Cap Company Risk				✓			✓
	Valuation Risk				✓	✓	✓	✓

68

GE Funds Prospectus

January 29, 2010

		GE Fixed Income Fund	GE Government Securities Fund	GE Short-Term Government Fund	GE Tax-Exempt Fund	GE High Yield Fund	GE Total Return Fund	GE Money Market Fund
	Allocation Risk						✓
	Asset-Backed Securities Risk	✓	✓	✓		✓	✓	✓
	Bank Loan Risk					✓
	Credit Risk	✓	✓	✓	✓	✓	✓	✓
	Derivative Instruments Risk	✓	✓	✓	✓	✓	✓
Diversification Risk
	Emerging Markets Risk	✓				✓	✓
	Foreign Investment Risk • Currency Risk • Political/Economic Risk • Regulatory Risk	✓	✓	✓		✓	✓	✓
	Government Stripped Mortgage-Related Securities Risk	✓	✓	✓		✓	✓
	High Yield Securities Risk	✓				✓	✓
	Initial Public Offerings Risk						✓
	Interest Rate Risk	✓	✓	✓	✓	✓	✓	✓
	Liquidity Risk	✓	✓	✓	✓	✓	✓
	Mortgage-Backed Securities Risk	✓	✓	✓		✓	✓
	Municipal Obligations Risk	✓			✓
	Prepayment Risk	✓	✓	✓		✓	✓
	Real Estate Securities Risk						✓
	Redemption Risk	✓	✓	✓	✓	✓	✓	✓
	REIT-Specific Risk						✓
	Repurchase Agreements Risk	✓	✓	✓	✓	✓	✓	✓
	Reverse Repurchase Agreements Risk		✓		✓	✓	✓	✓
	Restricted Securities Risk	✓	✓	✓	✓	✓	✓
	Securities Market Risk	✓	✓	✓	✓	✓	✓	✓
Style Risk	Growth Investing Risk						✓
	High Yield Investing Risk					✓
	Value Investing Risk						✓
	Mid-Cap Company Risk						✓
Small-Cap Company Risk
	Valuation Risk	✓	✓	✓	✓	✓	✓

69

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Allocation Risk: GE Asset Management may not allocate assets of a Fund among strategies, asset classes or investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy, asset class or investment style.

Asset-Backed Securities Risk: Because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.

Bank Loan Risk: A Fund may purchase bank loans through participations in commercial loans or assignments of those loans. A Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an inter-posed bank or other financial intermediary. Bank loans that are below investment grade carry a higher than normal risk that borrowers may default in the timely payment of principal and interest on their loans, which would likely cause the value of the Fund’s investment to decrease. Defaulted bank loans that are subject to bankruptcy proceedings may be converted to instruments with equity features. Those equity-type instruments may be subject to securities market risk, including potentially significant changes in value, valuation risk, liquidity risk and the risk of significant loss on the investment.

Participations and assignments also involve special types of risk, including interest rate risk and liquidity risk. Changes in short-term market interest rates will directly affect the yield on the bank loans. If such rates fall, the yield on the bank loans will also fall. If interest rate spreads on loans decline in general, the yield on such bank loans will fall and the value of such bank loans may decrease. When short-term market interest rates rise, the impact of rising rates will be delayed to the extent of any lag between changes in such short-term rates and the resetting of the floating rates on bank loans. Because of the limited secondary market for bank loans, the ability to sell these loans in a timely fashion and/or at a favorable price may be limited. An increase in the demand for loans may adversely affect the rate of interest payable on new bank loans, and it may also increase the price of bank loans purchased in the secondary market. A decrease in the demand for loans may adversely affect the price of bank loans, which would cause the value of the Fund’s investment to decrease.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Derivative Instruments Risk: A Fund’s use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. There is no guarantee that these techniques will work. A Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on a Fund, meaning that a small investment in derivatives could have a potentially large impact on a Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments, which could impact Fund performance. A Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by GE Asset Management and the portfolio manager(s) responsible for managing the Fund.

Diversification Risk: Although the GE Premier Growth Equity Fund is a diversified fund, it may invest in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities will have a greater impact on this Fund’s net asset value causing it to fluctuate more than that of a more widely diversified fund.

Emerging Markets Risk: Emerging market securities bear various foreign investment risks discussed below. In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable.

Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. A Fund investing in emerging market countries may be required to establish

GE Funds Prospectus

January 29, 2010

special custody or other arrangements before investing, which may result in additional risks and costs to the Fund.

Foreign Investment Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

•

Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. A Fund is permitted to hedge against foreign currency risk, but normally will not do so.

•

Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund’s foreign investments.

•	Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, a Fund may not fully recoup its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. Adverse publicity and investor perceptions, whether or not accurate, regarding below investment-grade securities may depress prices and diminish liquidity for such securities. The market for below investment-grade securities may be less active than the market for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Liquidity Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all or may be forced to forego other investment opportunities, all of which may adversely impact the Fund’s returns. Illiquid investments also may be subject to valuation risk.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease

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in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Income derived from investments in municipal obligations typically is exempt from regular federal income tax but may be subject to state and local taxes. Capital gains from the disposition of municipal obligations are subject to tax. In addition, interest income on certain municipal obligations may be subject to federal corporate and individual alternative minimum taxes. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured, which is intended to guarantee the timely payment of interest and repayment of principal.

Prepayment Risk: Prices and yields of certain securities such as mortgage-backed securities and asset-backed securities assume the securities will be redeemed at a given time. When interest rates decline, such securities experience higher prepayments because the underlying mortgages or loans are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities or asset-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, such securities experience lower prepayments because borrowers are less likely to repay their loans. This typically reduces the value of the underlying securities.

Real Estate Securities Risk: The securities of issuers that own, construct, manage or sell residential, commercial or industrial real estate are subject to risks in addition to those of other issuers. Such risks include: changes in real estate values and property taxes, overbuilding, variations in rental income, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security depends on the structure, cash flow and management skill of the particular company.

Redemption Risk: Each Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

REIT-Specific Risk: Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code and to maintain an exemption under the 1940 Act. For example, because the Real Estate Securities Fund may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.

Repurchase Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from selling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Investors in restricted securities may not benefit from the same investor protections as publicly traded securities.

Securities Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

•

Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Certain stocks may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market recently

GE Funds Prospectus

January 29, 2010

experienced. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Investment Risk above.

•

Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market recently experienced.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

•

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

•

High Yield Investing Risk: The GE High Yield Fund uses value- based criteria to select securities. Such securities may not realize their perceived value for extended periods of time or may never realize their perceived value.

•

Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

•

Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

•

Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under “Calculating Share Value.” The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect the Funds’ portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm or disadvantage to investors in the Funds. A description of the Funds’ policies and procedures relating to the disclosure of portfolio holdings is available in the Funds’ SAI.

About the Investment Adviser

Investment Adviser and Administrator

GE Asset Management, located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904-7900, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2009, GE Asset Management had approximately $118 billion of assets under management, of which approximately $21 billion was invested in mutual funds.

For many years, GE’s tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation’s earliest mutual funds, the Elfun Funds — to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

Each Fund pays GE Asset Management a fee for advisory and administrative services that is accrued daily and paid monthly. The advisory and administration fees (“ management fees”) for each Fund are stated in the schedule on the right (fees are expressed as an annual rate).

For certain Funds that have retained sub-advisers to manage all or a portion of the respective Fund’s assets, GE Asset Management pays each sub-adviser an investment sub-advisory fee out of the management fee that it receives from the respective Fund. The investment sub-advisory fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the respective Fund’s assets that are allocated to and managed by the sub-adviser. For their services, GE Asset Management pays an investment sub-advisory fee to each of Palisade Capital Management, L.L.C. (Palisade), Champlain Investment Partners, LLC (Champlain), GlobeFlex Capital, LP (GlobeFlex) and SouthernSun Asset Management, Inc. (SouthernSun), sub-advisers to the GE Small-Cap Equity Fund, and Urdang Securities Management, Inc. (Urdang), sub-adviser to the GE Total Return Fund.

Management Fee:

Each Fund pays GE Asset Management a management fee. The fee is accrued daily and paid monthly up to the following maximum annual fee rates:

GE U.S. Equity Fund	0.40%
GE Core Value Equity Fund	0.55%
GE Premier Growth Equity Fund*	0.60%
GE Small-Cap Equity Fund	0.95%
GE Global Equity Fund	0.75%
GE International Equity Fund*	0.80%
GE Emerging Markets Equity Fund	1.05%
GE Fixed Income Fund	0.35%
GE Government Securities Fund	0.40%
GE Short-Term Government Fund*	0.30%
GE Tax-Exempt Fund	0.35%
GE High Yield Fund	0.60%
GE Total Return Fund	0.50%
GE Money Market Fund	0.25%
*	With respect to these Funds, administration fees (amounting to 0.05%) are imposed pursuant to a separate contract.

GE Asset Management has a contractual arrangement with each Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to GE Asset Management on the Fund’s cash holdings invested in the GE Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2011, and can only be changed or terminated with the approval of the GE Funds’ Board of Trustees and GE Asset Management.

GE Funds Prospectus

January 29, 2010

Manager of Managers Structure

GE Asset Management and the Funds have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) to operate under a manager of managers structure that permits GE Asset Management, with the approval of the Board of Trustees, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, GE Asset Management has ultimate responsibility, subject to oversight of the Funds’ Board of Trustees, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Funds or GE Asset Management. Notwithstanding the SEC exemptive order however, adoption of the Manager of Managers Structure by a Fund would require prior shareholder approval.

Shareholders of the GE Small-Cap Equity Fund, GE Total Return Fund, GE Emerging Markets Equity Fund and GE High Yield Fund have already approved the adoption of the Manager of Managers Structure, which enables these Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of a Fund under the Manager of Managers Structure will not: (1) permit management fees paid by the Fund to GE Asset Management to be increased without shareholder approval; or (2) diminish GE Asset Management’s responsibilities to the Fund, including GE Asset Management’s overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

Board of Trustees’ Approval of Investment Advisory Agreements

The GE Funds semi-annual report to shareholders for the period ended March 31, 2009, contains a discussion regarding the basis for the GE Funds’ Board of Trustees approval of all investment advisory and sub-advisory contracts with respect to all Funds except the new GE Emerging Markets Equity Fund and GE High Yield Fund.

The Board of Trustees did not consider at this time the renewal of the investment advisory contracts with respect to the GE Emerging Markets Equity Fund and the GE High Yield Fund because these Funds are not currently operational.

About the Investment Adviser

About the Funds’ Portfolio Managers

Each Fund is managed by either an individual portfolio manager who is primarily responsible for the day-to-day management of a Fund, or a team of portfolio managers, who are jointly and primarily responsible for the day-to-day management of a Fund. The portfolio managers of the Funds generally have final authority over all aspects of their portions of a Fund’s investment portfolio, including securities purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the specified Funds (except for the GE Money Market Fund) followed by biographical information for each portfolio manager.

Portfolio Management Teams

The GE U.S. Equity Fund is managed by a team of portfolio managers that includes George A. Bicher, Stephen V. Gelhaus, Thomas R. Lincoln, and Paul C. Reinhardt. Each of the foregoing portfolio managers manages (or co-manages) one of three sub-portfolios, which comprise the Fund. A sub-portfolio refers to the portion of the Fund’s assets that are allocated to, and managed by, a particular portfolio manager on the Fund’s portfolio management team. The three sub-portfolios are managed independently of each other and the portfolio managers have full discretion over their sub-portfolio. The weightings to each sub-portfolio in the Fund can be changed at any time but generally remain stable for 18 to 24 months.

The GE Core Value Equity Fund is co-managed by Paul C. Reinhardt and Stephen V. Gelhaus. Messrs. Reinhardt and Gelhaus both manage the Fund as a collaborative team. Both portfolio managers have the authority to increase or decrease existing positions in the Fund; however, Mr. Reinhardt, as lead manager, is vested with the authority to purchase securities that are new to the Fund or to divest the Fund of its entire position in a security. Mr. Reinhardt also has veto authority over Mr. Gelhaus’ trade decisions.

The GE Premier Growth Equity Fund is managed by David B. Carlson.

The GE Small-Cap Equity Fund is managed by Judith A. Studer, who is vested with oversight authority over the Fund’s sub-advisers that provide day-to-day management of the assets of the Fund allocated to them. Ms. Studer has full discretion in determining the assets that are allocated to each sub-adviser. The current sub-advisers of the Fund are as follows: Palisade Capital Management L.L.C.; Champlain Investment Partners, LLC; GlobeFlex Capital, LP; and SouthernSun Asset Management, Inc. Additional information about each sub-adviser can be found under the section entitled “About the Sub-Advisers — GE Small-Cap Equity Fund” later in this Prospectus.

The GE Global Equity Fund is co-managed by Robert A. Jasminski and Daizo Motoyoshi. Messrs. Jasminski and Motoyoshi each independently manage approximately one-half of the portfolio; however, they operate as a collaborative team and inform each other of trades.

The GE International Equity Fund is managed by a team of portfolio managers that includes Brian Hopkinson, Ralph R. Layman, Paul Nestro, Jonathan L. Passmore and Michael J. Solecki. As lead portfolio manager for the Fund, Mr. Layman oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager is limited to the management of his or her portion of the Fund, the size of the portion which Mr. Layman determines on an annual basis. The portfolio managers do not operate independently of each other; rather, the team operates collaboratively, communicating purchases or sales of securities on behalf of the Fund.

The GE Emerging Markets Equity Fund is co-managed by Tory Brent Jones and Ping Zhou. Messrs. Jones and Zhou each independently manage approximately one-half of the portfolio; however, they operate as a collaborative team and inform each other of trades.

The GE Fixed Income Fund is managed by a team of portfolio managers that includes Paul M. Colonna, William M. Healey, Mark H. Johnson and Vita Marie Pike. The team is led by Mr. Colonna, who is vested with oversight authority. Each portfolio manager is assigned a class of assets, the size of which are determined by team consensus and adjusted on a monthly basis, if necessary. Although each portfolio manager manages his or her asset class independent of the other team members, the team is highly collaborative and communicative.

The GE Government Securities Fund is managed by a team of portfolio managers that includes Paul M. Colonna, William M. Healey and Chitranjan Sinha. As lead portfolio manager for the Fund, Mr. Healey chooses the portfolio managers for the team, oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager has discretionary authority over his portion of the Fund.

The GE Short-Term Government Fund is managed by a team of portfolio managers that includes Paul M. Colonna, William M. Healey, Mark H. Johnson and James Palmieri. As lead portfolio manager for the Fund, Mr. Colonna chooses the portfolio managers for the team, oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager has discretionary authority over his portion of the Fund.

The GE Tax-Exempt Fund is managed by Michael J. Caufield.

The GE High Yield Fund is managed by Vita Marie Pike.

GE Funds Prospectus

January 29, 2010

The GE Total Return Fund is managed by a team of portfolio managers that includes Paul M. Colonna, Ralph R. Layman, Thomas R. Lincoln, Judith A. Studer and Diane M. Wehner. Ms. Studer is vested with oversight authority for determining asset allocations for the Fund, including the full discretion to allocate the GE Total Return Fund’s assets to sub-adviser(s) retained by GE Asset Management. Each of the other portfolio managers is responsible for managing one of the following sub-portfolios: U.S. equity, U.S. mid-cap equity, international equity and fixed income. Mr. Lincoln manages the U.S. equity portion, Ms. Wehner manages the U.S. mid-cap equity portion, Mr. Layman manages the international equity portion and Mr. Colonna manages the fixed income portion, each with a team of portfolio managers and analysts. GE Asset Management has also retained Urdang to act as sub-adviser to that portion of the GE Total Return Fund’s assets allocated to real estate-related investments. The sub-portfolios underlying the Fund are managed independently of each other, and the portfolio managers and sub-adviser(s) have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund’s objective. In addition to oversight authority for asset allocation, Ms. Studer may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments.

Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund’s investments. The portfolio managers may change from time to time. Except in the case of the GE Money Market Fund, the SAI provides the following additional information about each portfolio manager (including those of Palisade, Champlain, GlobeFlex, SouthernSun and Urdang): (i) portfolio manager’s compensation; (ii) other accounts managed be each portfolio manager; and (iii) each portfolio manager’s ownership of shares of the Fund he/she manages, if any.

George A. Bicher is a Senior Vice President of GE Asset Management. Mr. Bicher is Director of the U.S. Equity Research Team and a portfolio manager for the GE U.S. Equity Fund. Mr. Bicher has held the position of equity research analyst since joining GE Asset Management in June 2002. Prior to joining GE Asset Management, he served in a number of positions at Deutsche Banc Alex Brown since 1994.

David B. Carlson is the Chief Investment Officer — U.S. Equities at GE Asset Management. He co-manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson is the portfolio manager for the GE Premier Growth Equity Fund and has served in this capacity since the Fund’s commencement. Mr. Carlson joined GE Asset Management in 1982 as a securities analyst for investment operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989 and an Executive Vice President in 2003.

Michael J. Caufield is a Senior Vice President of GE Asset Management. He is the portfolio manager of the GE Tax-Exempt Fund and has served in that capacity since October 2000. Mr. Caufield joined GE Asset Management in 1987 as Vice President, manager of fixed income research & analysis and was promoted to Senior Vice President in 1994.

Paul M. Colonna is the President and Chief Investment Officer — Fixed Income and a Director at GE Asset Management. Since January 2005, he has led the teams of portfolio managers for the GE Fixed Income Fund and the GE Short-Term Government Fund and has been responsible for the fixed income portion of the GE Total Return Fund. He has served on the portfolio management team for the GE Government Securities Fund since February 2000. Mr. Colonna became President — Fixed Income in March 2007. Prior to joining GE Asset Management in February 2000, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

Stephen V. Gelhaus is a Vice President of GE Asset Management. He has been a member of the portfolio management teams for the GE U.S. Equity Fund and the GE Core Value Equity Fund since January 2002. Mr. Gelhaus joined GE Asset Management in June 1991 and was a research analyst in the U.S.-Equities group from 1995 through 2001 and became an associate portfolio manager for the GE Core Value Equity Fund in August 1999.

William M. Healey is a Senior Vice President of GE Asset Management. He has served on the portfolio management teams for the GE Fixed Income Fund, GE Government Securities Fund and GE Short-Term Government Fund since joining GE Asset Management in 1996. Prior to joining GE Asset Management, Mr. Healey spent over 10 years in the fixed income group at MetLife.

Brian Hopkinson is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the GE International Equity Fund since October 1996. Prior to joining GE Asset Management, Mr. Hopkinson worked for Fiduciary Trust International in both London and New York.

Robert Jasminski is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the GE Global Equity Fund since September 2004. More recently, he was appointed co-manager for this Fund. Mr. Jasminski joined GE Asset Management in 1993 as a fixed income specialist and has been an international equity analyst and an International Small-Cap portfolio manager since 1998.

Tory Brent Jones is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the GE Emerging Markets Equity Fund since its inception. Mr. Jones joined GE Asset Management in June 1989 as manager of the GE Dividend Reinvestment Program. Prior to joining the international equity team in June 2000, he was a portfolio manager with the fixed income team specializing in commercial mortgage-backed and asset-backed securities.

About the Investment Adviser

About the Funds’ Portfolio Managers

Mark H. Johnson is a Senior Vice President of GE Asset Management and senior portfolio manager of Structured Products. He has been a member of the portfolio management team for the GE Fixed Income Fund and GE Short-Term Government Fund since September 2007. Mr. Johnson joined GE in 1998 in its Employers Reinsurance Corporation as a taxable income portfolio manager. Mr. Johnson joined GE Asset Management as a Vice President and portfolio manager in 2002 and became a Senior Vice President and senior portfolio manager of Structured Products in 2007.

Ralph R. Layman is the President and Chief Investment Officer — Public Equities and a Director at GE Asset Management. He co-manages the overall international equity investments for GE Asset Management. Mr. Layman has led the team of portfolio managers for the GE International Equity Fund since the Fund’s commencement and has been responsible for the international equity portion of the GE Total Return Fund since September 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for international investments and became an Executive Vice President in 1992 and President — International Equities in March 2007.

Thomas R. Lincoln is a Senior Vice President of GE Asset Management. He has served on the portfolio management teams for the GE U.S. Equity Fund and GE Total Return Fund since May 2007. Mr. Lincoln joined GE Asset Management in 1994 as a financial analyst in U.S. equities. Mr. Lincoln became part of the investment management team for U.S. equities at GE Asset Management in 1997 and a portfolio manager for U.S. equities in 2003.

Daizo Motoyoshi is a Senior Vice President of GE Asset Management. He has been a portfolio manager of the GE Global Equity Fund since September 2003. Mr. Motoyoshi joined GE Asset Management in 1994 as an international equity analyst and portfolio manager and became a global equity portfolio manager in 2002. Prior to joining GE Asset Management, Mr. Motoyoshi held positions at Alliance Capital Management and Ernst & Young.

Paul Nestro is a Senior Vice President of GE Asset Management. He has been a member of the portfolio management team for the GE International Equity Fund since February 2007. Mr. Nestro joined GE Asset Management in 1993 as a performance and attribution analyst in domestic equities. He became a senior performance and attribution analyst in 1994 and since 1996 has been an analyst and portfolio manager in the international equities group.

James F. Palmieri is a Vice President of GE Asset Management. Since March 2006, he has managed the mortgage-backed securities sector for the GE Short Term Government Fund. Prior to joining GE Asset Management in March 2006, Mr. Palmieri was a Director of Investments for Constitution Corporate Federal Credit Union from February 2005 to March 2006 and a portfolio manager for CIGNA Investment Management from January 2000 to February 2005.

Jonathan L. Passmore is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the GE International Equity Fund since January 2002. Prior to joining GE Asset Management in January 2001, he was with Merrill Lynch for six years, most recently as Director, international equity.

Vita Marie Pike is a Senior Vice President of GE Asset Management. She has served on the portfolio management team for the GE Fixed Income Fund since June 2004 and GE High Yield Fund since its inception. Prior to joining GE Asset Management in January 2001, she was with Alliance Capital for over nine years serving in a number of different capacities including portfolio manager.

Paul C. Reinhardt is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the GE U.S. Equity Fund since January 2001 and for the GE Core Value Equity Fund since April 2002. Mr. Reinhardt joined GE Asset Management in 1982 as an equity analyst and has been a portfolio manager since 1987.

Chitranjan Sinha is a Vice President and senior quantitative analyst at GE Asset Management. He has served on the portfolio management team for GE Government Securities Fund since September 2007. Mr. Sinha joined GE Asset Management in 1997 and became a fixed income analyst in 1998. He became Vice President — Derivative Strategies in 2002, senior quantitative analyst in 2003 and a portfolio manager in 2005.

Michael J. Solecki is the Chief Investment Officer — International Equities at GE Asset Management. He has served as a portfolio manager of the GE International Equity Fund since September 1997. He joined GE Asset Management in 1990 as an international equity analyst. He became a Vice President for international equity portfolios in 1996 and Senior Vice President in 2000.

Judith A. Studer is the Chief Market Strategist and a Director at GE Asset Management. She has led the team of portfolio managers for the GE Small-Cap Equity Fund since October 2009, and GE Total Return Fund since July 2004. Ms. Studer joined GE Asset Management in August 1984 and has held various positions at GE Asset Management including Senior Vice President — U.S. Equities from 1991 to 1995, Senior Vice President — International Equities from 1995 to 2006, President — Investment Strategies from July 2006 to June 2007, and President — U.S. Equities from June 2007 to July 2009.

Diane M. Wehner is a Senior Vice President of GE Asset Management. She has been a portfolio manager of the GE Total Return Fund since January 2006. Before joining GE Asset Management, Ms. Wehner was a Vice President and Senior Portfolio Manager from January 1997 to June 2001, and associate portfolio manager from May 1995 to January 1997, with Benefit Capital Management Corporation. Ms. Wehner has served as an analyst/portfolio manager in the investment management industry since 1985.

GE Funds Prospectus

January 29, 2010

Ping Zhou is a Senior Vice President of GE Asset Management. He has been a portfolio manager of the GE Emerging Markets Equity Fund since its inception. He joined GE Asset Management in December 1997 and has served as an international equity analyst since then.

About the Investment Adviser

About the Sub-Advisers

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management’s wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-advisers who are responsible for managing a portion of the respective Fund’s assets allocated to the sub-adviser. The following sets forth biographical information for those individuals who are responsible for managing a portion of the Fund’s assets allocated to the sub-adviser. As with GE Asset Management’s portfolio managers, the sub-advisers may change the portfolio managers from time to time.

GE Small-Cap Equity Fund

The assets of the GE Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, LP; and (iv) SouthernSun Asset Management, Inc. GE Asset Management is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (Allocated Assets), and for managing the Fund’s cash position. The following sets forth the information for each sub-adviser:

Palisade Capital Management, L.L.C. (Palisade)

One Bridge Plaza

Fort Lee, NJ 07024

Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets in excess of $3.0 billion as of December 31, 2009. Palisade translates its experience from various institutional and private accounts to mutual fund portfolios it sub-advises for GE Asset Management. Palisade has managed the GE Small-Cap Equity Fund since inception.

Palisade’s Allocated Assets are managed by Jack Feiler, Jeffrey Schwartz and Dennison T. “Dan” Veru, members of Palisade’s Investment Policy Committee. Prior to 2005, the Fund was managed by the entire Investment Policy Committee. Mr. Feiler, Mr. Schwartz and Mr. Veru are jointly and primarily responsible for the strategy of their Allocated Assets and the day-to-day management of their Allocated Assets is executed by Mr. Schwartz.

Jack Feiler, President and Chief Investment Officer, has over 40 years of investment experience and has served as the Chief Investment Officer at Palisade since the commencement of Palisade’s operations in April 1995. He has served as a portfolio manager of the GE Small-Cap Equity Fund since its inception. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.

Jeffrey Schwartz, CFA, Senior Portfolio Manager, joined Palisade in October 2004. Prior to joining Palisade, Mr. Schwartz was Vice President and Senior Portfolio Manager of Safeco Asset Management from September 2003 to September 2004. From June 2001 to August 2003, Mr. Schwartz founded Nantucket Investment Research in Farmington Hills, MI, conducted independent investment research and was a private investor. From June 1992 until May 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal.

Dennison T. (“Dan”) Veru is an Executive Vice-President and Co-Chief Investment Officer of Palisade. Since joining Palisade in March 2000, Mr. Veru has been a member of the Investment Policy Committee. Mr. Veru became a principal of Palisade in July 2004. Prior to joining Palisade, he was President and Director of Research of Awad Asset Management, a division of Raymond James Financial. Mr. Veru has been a frequent guest on CNBC, CNN, Fox and Bloomberg television. Prior to Awad, Mr. Veru worked with the Palisade team from 1984 through 1992. Mr. Veru graduated from Franklin & Marshall College.

Champlain Investment Partners, LLC (Champlain)

346 Shelburne Road, 6th Floor

Burlington, Vermont 05401

Champlain is a registered investment adviser that was formed in 2004 to focus on managing core small and mid-cap strategies. As of December 31, 2009, Champlain had over $3.19 billion in assets under management. Champlain’s Allocated Assets are managed by a team of investment professionals led by Scott T. Brayman, CFA, who is the co-founder of Champlain.

Scott T. Brayman, CFA, is the Managing Partner and Chief Investment Officer at Champlain and has more than 24 years of investment management experience. Mr. Brayman leads the investment team for both the small and mid-cap strategies at Champlain. Prior to joining Champlain in 2004, Mr. Brayman was a Senior Vice President and served as a portfolio manager at NL Capital Management, Inc. from 2003 to 2004, and served as a portfolio manager with Sentinel Advisers, Inc. from 1996 to 2004, where he was responsible for managing the small-cap and core mid-cap strategies. Mr. Brayman began his career as a credit analyst with the First National Bank of Maryland.

GlobeFlex Capital, LP (GlobeFlex)

4365 Executive Drive, Suite 720

San Diego, California 92121

GlobeFlex is a registered investment adviser that was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. As of December 31, 2009, GlobeFlex had over $4.1 billion in assets under management, and with over 60 clients. GlobeFlex’s Allocated Assets are managed by a team of investment professionals led by Robert J. Anslow, Jr., who is the co-founder of GlobeFlex.

GE Funds Prospectus

January 29, 2010

Robert J. Anslow, Jr., is the Managing Partner and Chief Investment Officer responsible for all portfolio management and research activities at GlobeFlex and has more than 29 year of investment management experience. Prior to co-founding GlobeFlex in 1994, Mr. Anslow was a Director of the Systematic and Global Portfolio Management/Research Group at Nichlolas-Applegate Capital Management (Nicholas-Applegate) from 1986 to 1994, where he built the first systematic process for international investing. Prior to Nicholas-Applegate, Mr. Anslow was responsible for systematic portfolio management and research processes at two major investment institutions: the California Public Employee’s Retirement System (CalPERS) and BayBanks Investment Management of Boston.

SouthernSun Asset Management, Inc. (SouthernSun)

6000 Poplar Avenue, Suite 220

Memphis, Tennessee 38119

SouthernSun is a registered investment adviser that was formed in 1989 to focus on both U.S. and international value small and mid-cap companies, serving the institutional marketplace. As of December 31, 2009, SouthernSun had over $1.3 billion in assets under management. SouthernSun’s Allocated Assets are managed by a team of investment professionals led by Michael W. Cook, who is the founder of SouthernSun.

Michael W. Cook, is the Chief Executive Officer and Chief Investment Officer at SouthernSun responsible for all portfolio management activities for the firm, and has more than 20 years of investment management experience. Prior to founding SouthernSun in 1989, Mr. Cook was a portfolio manager/analyst at Front Street Capital Management from 1986 to 1988, and was an account executive at Merrill Lynch from 1985 to 1986.

GE Total Return Fund

Urdang Securities Management, Inc. (Urdang)

630 West Germantown Pike, Suite 300

Plymouth Meeting, PA 19462

Urdang is a wholly owned subsidiary of Urdang Capital Management, Inc. (Urdang Capital). Urdang Capital is wholly owned by The Bank of New York Mellon Corporation (BNY Mellon) and operates as part of BNY Mellon’s Asset Management Division. As a wholly owned subsidiary of Urdang Capital, Urdang is a second tier subsidiary of BNY Mellon. Urdang is a registered investment adviser that was formed in 1995 to focus exclusively on opportunities in the real estate securities market, including publicly traded real estate investment trusts (REITs). As of December 31, 2009, Urdang managed accounts invested in publicly-traded real estate securities with assets in the aggregate totaling approximately $1.6 billion.

The portion of the GE Total Return Fund’s assets allocated to Urdang are co-managed by Dean Frankel, CFA and Eric Rothman, CFA.

Dean Frankel is a senior portfolio manager, North America Real Estate Securities, at Urdang. Mr. Frankel joined Urdang in 1997 and has over 11 years of real estate securities investment experience. Mr. Frankel is responsible for management of Urdang’s proprietary research process including the firm’s Relative Value Model. In addition, Mr. Frankel analyzes and interprets implications of major events and economic trends while managing the daily operations of the North American Real Estate Securities investment team.

Eric Rothman is a portfolio manager at Urdang, where he helps direct Urdang’s U.S. Real Estate Securities strategy. As portfolio manager, As portfolio manager, Mr. Rothman is responsible for market research, sector allocations, and real estate securities analysis. Additionally he has primary coverage responsibility for the lodging, self-storage and retail sectors. Mr. Rothman joined Urdang in 2006 and has over 14 years of real estate securities and real estate investment experience, including being a sell-side REIT analyst at Wachovia Securities from 2001 to 2006 and an analyst at AEW Capital Management, LP from 1997 to 2000

As of the date of this Prospectus, no assets of the GE Total Return Fund had been allocated to Urdang for real estate-related investments.

How to Invest

How to Buy Shares

The Funds offer several ways to purchase shares. You may purchase shares by mail, bank wire, electronic funds transfer, or by telephone. You may obtain an application from your investment professional, from GE Investment Distributors, Inc. (Distributor) by calling 1-800-242-0134 or from the Funds’ website at http://www.geam.com.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, social security or taxpayer identification number, and possibly other information that will allow us to identify you. We may also ask for a copy of your driver’s license or other identifying documents. This information will be used only for the purpose of establishing and confirming your identity.

If you do not provide this information when requested, or do provide us with copies of identifying documents, we may be unable to verify your identity and open your accounts. Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s net asset value per share. If your account is closed for this reason, your shares will be redeemed at the net asset value per share next calculated after the account is closed, less any applicable contingent deferred sales charge (CDSC). In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

To reduce expenses by eliminating duplicate mailings to the same address, the Funds may choose to mail only one report, prospectus or proxy statement to your household, even if more than one member of the household has an account with the Funds. If you would like to receive additional reports, prospectuses, or proxy statements, please contact your investment professional or call 1-800-242-0134.

The Funds and the Distributor may reject any purchase order or exchange request for any reason and without prior notice.

The following minimum investments apply to direct accounts with the Distributor.

Minimum Investments

	By mail	By wire	Automatic

Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

Minimums are reduced for accounts with active Direct Deposit, Automatic Investment and Payroll Savings Plans. Accounts that fall below the $500 account minimum may be automatically redeemed by a Fund on 30 days’ notice and the account shareholder will bear any associated transaction costs, market exposure risks and tax consequences.

GE Funds Prospectus

January 29, 2010

Investing through an Authorized Firm

You may invest through an authorized broker-dealer, investment adviser, financial adviser, retirement plan administrator, insurance company, or other financial intermediary that has entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, the Distributor or the Funds (Authorized Firms).

If you invest through an Authorized Firm with an investment professional, that professional can provide investment advice, determine the suitability of a particular Fund or Funds, help you set up your new account and make subsequent investments for you. Your investment professional will forward your investment details and payment to the Fund. Your investment professional may charge fees not described in this Prospectus, such as transaction fees. They also may set different minimum investments or limitations on buying or selling shares. Investors are urged to consult their investment professional for more information.

If you invest through an Authorized Firm, your investment professional must receive your transaction order before the close of trading on the NYSE (normally 4:00 p.m., Eastern time) that day for your transaction to be effective at the net asset value per share determined on that day. Your investment professional may impose an earlier deadline for the receipt of transaction orders. If you do not submit your order before the deadline set by your Authorized Firm, your order will not be effective until the following business day.

Your investment professional may receive different compensation for selling one class of shares than for selling another class.

If You Work for GE

As a GE employee, or retiree, you and your family members may purchase Class A shares directly from the Distributor without paying the sales charge typically associated with buying Class A shares of a Fund through an investment professional. If you purchase Fund shares through an investment professional other than the Distributor, including those affiliated with GE, you may pay transaction fees, including any applicable sales charges.

Please call 1-800-242-0134 for details.

Opening an Account

•	Read this Prospectus.

•	Complete and sign an application. You may obtain an application from your investment professional, from the Distributor by calling 1-800-242-0134 or from the Funds’ website at http://www.geam.com.

•

If you are opening an account directly through the Distributor, send a check drawn on a U.S. bank in U.S. dollars payable to GE Funds. Third party checks, endorsed checks, cash, money orders, travelers cheques, post-dated checks, credit card checks or starter checks are not accepted by the Funds.

•	If adding to an existing account, include your account number on the check.

•	If a check used to open or add to an account does not clear, you may be assessed an additional charge.

Mail to:

GE Funds

P.O. Box 9838

Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street

Pawtucket, RI 02860

Residency Requirement

In order to be eligible to open and maintain an account with the Funds, an investor must be a legal resident of the United States (including the U.S. Virgin Islands and Puerto Rico), unless otherwise approved by the Distributor. The Distributor and/or the Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains to non-US residents in a check mailed to them; and (ii) to redeem shares and close the account of an investor who becomes a non-US resident.

How to Invest

How to Buy Shares

Once You Have Opened an Account — You Have Additional Options

By Wire

•	You may have your financial institution electronically transfer (wire) monies to your account. Wire to the address below. Include your name, the name of the Fund and your account number.

Wire Address:

PNC Bank

ABA No. 031000053

Account No. 8606089739

•	Your financial institution may charge a fee for wire transactions.

•

Wire orders received by the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m., Eastern time) are executed at that day’s offering price. Wire orders received after the close of regular trading on the NYSE will receive the next business day’s offering price.

Electronic Funds Transfer

You may transfer money between your bank account and your Fund account by electronic funds transfer if you have completed the appropriate section of the application. Electronic funds transfers are similar to wires but are not processed as quickly. Most transfers are completed within three business days of your request. Prior to your first transfer, call the GE Funds at (800) 242-0134 to confirm that electronic transfer has been enabled on your account.

Direct Deposit or Payroll Savings Plan

•	You must have an existing account.

•	You may invest automatically with money deducted from your federal paycheck, Social Security check, GE employee payroll check or through your company’s payroll savings plan.

•	To establish a direct deposit arrangement or to invest through a payroll savings plan, contact your payroll department or federal agency.

•	You may elect to modify or terminate your participation in the Direct Deposit or Payroll Savings Plans by notifying the Funds in writing.

•	The Funds may modify or terminate your participation in a Plan upon notice.

Automatic Investment Plan

•	You may have money transferred directly from your bank account each month. Call 1-800-242-0134 or your investment professional to make arrangements.

•	Money transferred using the automatic investment plan will not be available from your Fund account for 10 business days.

•

If an automatic monthly investment transaction fails because there is an insufficient balance in your account, you may be assessed an additional charge. The Funds may modify or terminate the Plan at any time.

Retirement Plans

Shares of the Funds, other than the GE Tax Exempt Fund, are available for purchase through individual retirement accounts (IRAs) and other retirement plans. An IRA application and further details about IRAs and other retirement plans are available from your investment professional or the Distributor.

Purchases in Kind — If You Invest More than $10 Million

Large investments in a Fund ($10 million or more) may be detrimental to existing shareholders because they can significantly increase transaction costs charged to existing shareholders. In these circumstances, the Fund may require that you purchase Fund shares “in kind,” or provide the Fund with securities instead of cash. The Distributor would inform you of the securities acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Fund shares of equal value. You may have to pay associated brokerage commissions for the securities that you purchase. The transfer of securities to the Fund will be a taxable event.

Same-Day Settlement — GE Money Market Fund — Institutional Class Only (Purchase)

A shareholder in the GE Money Market Fund — Institutional Class will receive same-day settlement of a purchase (and begin earning dividends that day, if any) if a purchase order together with the proper funds (via the Federal Reserve wire system) for purchase are received in good order by the transfer agent on or before the Purchase Cut-Off Time (normally the earlier of (i) 3:00 p.m. Eastern time; or (ii) three (3) hours before the close of the Federal Reserve wire system, on days the net asset value is calculated). If a purchase order is received in good order before the Purchase Cut-Off Time, but the wired funds are not received timely, such purchase order will receive normal (next day) settlement.

Please note that this same-day settlement procedure does not apply to the exchange of shares from other Funds. GE Funds and the Distributor may reject any purchase order or exchange request for any reason and without prior notice.

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How to Invest

Choosing a Share Class

Each Fund (other than the GE Government Securities Fund, GE Tax Exempt Fund and GE Money Market Fund) currently offers four share classes to investors, namely Class A, Class C, Class R and Class Y shares. GE Tax Exempt Fund currently offers three share classes to investors, namely Class A, Class C and Class Y shares. GE Government Securities Fund currently offers two share classes to investors, namely Class A and Class C shares. GE Money Market Fund currently offers two share classes to investors, namely the Retail Class and Institutional Class shares. The GE Funds no longer offer Class B shares, except in connection with dividend reinvestments and permitted exchanges (see “How to Invest — Characteristics of Class B Shares” later in this Prospectus).

You should select the share class that best suits your needs. Sales charges and expenses are determined by the share class you select and manner in which you purchase. Offering price is equal to the net asset value next determined after receipt of your order in good form plus any applicable sales charge.

Class A shares carry an initial sales charge. Certain investors listed below under “Sales Charge Waivers for Class A Shares” may purchase Class A shares on a sales charge-waived basis, but may be subject to a contingent deferred sales charge (CDSC) if the Class A shares are sold within one year of purchase. Class C shares are offered without an initial sales charge, but are subject to a CDSC for one year after purchase. Class R and Class Y shares are offered without an initial sales charge or a CDSC, but are not available to individual investors that invest directly with the Distributor. Class C and Class R shares have higher annual operating expenses than Class A and Class Y shares because of higher distribution and shareholder service fees.

Your investment professional may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and distribution and shareholder service fees for the Class C shares and the distribution and shareholder service fees for the Class R shares have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to Authorized Firms.

You should also consider whether you are eligible to invest in a comparable institutional product advised by GE Asset Management and made available through the Distributor, which may be a lower cost investment even for shareholders that are eligible to invest without a sales charge.

The Funds may modify the manner in which shares are offered, minimum investments, or sales charge rates or waivers at any time without prior notice.

GE Funds Prospectus

January 29, 2010

Purchasing Class A Shares

Class A shares may be appropriate for long-term investors who compensate their investment professional for the services they provide with traditional front-end sales charges and for investors who are eligible for quantity discounts or waivers.

Please note that if you are a GE employee or retiree, you and your family members may purchase Class A shares directly from the Distributor without paying the sales charge typically associated with buying Class A shares of a Fund through an investment professional.

Class A shares are also available for investment through programs or platforms maintained by Authorized Firms, provided that the cost to GE Asset Management (or its affiliates) for providing or paying for any selling or administrative servicing activities in connection with investor accounts on such programs or platforms does not typically exceed an amount equal to 0.40% (including the 0.25% distribution and service fees or 12b-1 fees) of the average net asset value of such accounts.

Class A shares have initial sales charges, which are included in the offering price. Initial sales charges on Class A shares may be reduced, waived or may vary with the amount invested as described under “Reduced Sales Charges for Class A Shares.”

Trail commissions of up to 0.25% may be paid to Authorized Firms that provide on-going services with respect to Class A shares.

The initial sales charge varies with the amount invested, as shown below:

GE U.S. Equity Fund, GE Core Value Equity Fund, GE Premier Growth Equity Fund, GE Small-Cap Equity Fund, GE Global Equity Fund, GE International Equity Fund, GE Emerging Markets Equity Fund, and GE Total Return Fund

Your Investment**	Front-End Sales Charge		Maximum Dealers’ Reallowance*

	(As a % of Offering Price)	(As a % of Your Net Investment)	(As a % of Offering Price)
Less than $50,000	5.75%	6.10%	5.25%
$50,000 but less than $100,000	4.25%	4.44%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.55%
$1,000,000 or more***	0	0	†

GE Fixed Income Fund, GE Government Securities Fund, GE Tax-Exempt Fund and GE High Yield Fund

Your Investment**	Front-End Sales Charge		Maximum Dealers’ Reallowance*

	(As a % of Offering Price)	(As a % of Your Net Investment)	(As a % of Offering Price)
Less than $100,000	4.25%	4.44%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.55%
$1,000,000 or more***	0	0	†

How to Invest

Choosing a Share Class

GE Short-Term Government Fund

Your Investment**	Front-End Sales Charge		Maximum Dealers’ Reallowance*

	(As a % of Offering Price)	(As a % of Your Net Investment)	(As a % of Offering Price)
Less than $100,000	2.50%	2.56%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	2.00%
$250,000 but less than $500,000	1.75%	1.78%	1.50%
$500,000 but less than $1,000,000	1.25%	1.27%	1.00%
$1,000,000 or more***	0	0	†
*	From time to time, the Distributor may decide to reallow the entire amount of the front-end sales charge to dealers. Dealers who receive more than 90% of the sales charge may be considered “underwriters” under the U.S. securities laws.

**	Except for certain employee benefit plans that select Class C shares (see “Purchasing Class C Shares” below), purchases of $1,000,000 or more ($500,000 or more for GE Short-Term Government Fund) intended for Class C shares should be made in Class A shares (for individual investors) or in Class Y shares (for institutional investors).

***	Purchases of $1 million or more of Class A shares pursuant to a sales charge waiver are subject to a 1% CDSC if redeemed within one year of purchase. The Class A shares CDSC does not apply to investors purchasing $1 million or more of any Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares pursuant to another sales charge waiver. The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value at the time of the purchase or its net asset value at the time of redemption.

†	For purchases through an Authorized Firm that exceed $1 million, the Distributor will pay a concession of 1.00% of any amounts under $5 million, 0.50% of the next $45 million and 0.25% thereafter, to the selling dealer.

Reduced Sales Charges for Class A Shares

Purchases of Class A shares have reduced sales charges in the following situations:

•

“Combined Right Of Accumulation” Policy — You may qualify for a reduced sales charge on purchases of Class A shares if you currently own any share class of the GE Funds (except the GE Money Market Fund). To receive the reduced sales charge at the time of your purchase, you must inform your investment professional or the Distributor of any other investments in any share class of the GE Funds (except the GE Money Market Fund) held by you or your family members. The term “family member” includes spouses and by reason of blood or marriage, parents, children, siblings, grandparents and grandchildren (including blood, step or adoptive relationships). You should also include any GE Funds shares (except the GE Money Market Fund) held in an account at a broker-dealer or Authorized Firm other than the investment professional handling your current purchase (you may be required to provide account information or documents to allow us to verify the current values). The current net asset value of each share class of the GE Funds (except the GE Money Market Fund) held in all eligible accounts on the date of your current purchase will be combined with the amount of your purchase to determine whether you qualify for a reduced sales charge on your current purchase.

•

“Letter Of Intent” Purchase — if you intend to make purchases in GE Funds of over $50,000 in the Equity Funds or $100,000 in the Fixed Income Funds within a 13-month period, you may sign a letter of intent and receive a volume discount on each purchase as if you were making a single purchase. (Please complete and sign the letter of intent section on the Fund application.) If you fail to satisfy the letter of intent, the higher sales charges applicable to your investment will be assessed retroactively. The Funds’ Transfer Agent will hold a portion of the amount specified in the letter of intent as Fund shares in escrow, which will be used to cover the applicable sales charge if the letter is not satisfied.

Sales Charge Waivers for Class A Shares

The sales charge on Class A shares is waived if the purchase:

•	represents reinvested dividends or capital gains received on Fund shares

•	is at least $1 million

•	is made by an employee retirement plan (such as a 401(k) plan)

•	is made through an Authorized Firm that makes GE Funds Class A shares available on a load-waived basis to its clients or customers

•	is made directly through the Distributor by a person or entity that has an affinity with GE, including:

GE Funds Prospectus

January 29, 2010

¡	GE employees, retirees or members of their family;

¡	employees and their family members of certain vendors of GE’s employee retirement plan;

¡	participants in retirement plans that include GE Funds as investment options and receive recordkeeping and administrative services from a designated third party through its alliance relationship with the Distributor or its affiliate;

¡	officers, directors, employees and registered representatives of authorized firms that have agreements with the Distributor or other financial institutions selling Fund shares;

¡	offerees who purchase in response to targeted offerings made by the Distributor; and

¡	certain investors who previously purchased shares pursuant to a sales charge waiver during special limited offerings.

¡	is made by any other entity designated from time to time by the Funds’ Board of Trustees

Purchases of $1 million or more in Class A shares pursuant to a sales charge waiver are subject to a 1% CDSC if redeemed within one year of purchase. The Class A CDSC is calculated in the same manner and is subject to the same waivers as the CDSC on Class B shares. The Class A CDSC does not apply to investors purchasing $1 million or more of any Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares pursuant to another sales charge waiver. For more information on Class A sales charge waivers, please contact the Distributor or your investment professional.

More Information on Reduced or Waived Sales Charges

The Fund makes information regarding reduced sales charges (including break-points) and sales charge waivers available, free of charge and in a clear and prominent format, on its website at: http://www.gefunds.com/retail/myaccountbreakpoint_info.html. For more information, please consult your investment professional or the Distributor, or refer to the section titled “Purchase, Redemption and Exchange of Shares” in the GE Funds SAI, which is available on the Fund’s website or by calling 1-800-242-0134.

How to Invest

Characteristics of Class B Shares

Class B shares are closed to new investments. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other GE Fund portfolios or the GE Money Market Fund — Retail Class (as permitted by current exchange privilege rules). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a dividend reinvestment or permitted exchange. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated contingent deferred sales charges (CDSC) schedules, conversion features and distribution plan and shareholder services plan fees, will continue in effect.

Class B shares convert automatically to Class A shares after six years to take advantage of lower expenses. Class B shares acquired initially through Investors Trust Funds convert to Class A shares after eight years.

Trail commissions of up to 0.25% may be paid to Authorized Firms that provide on-going services with respect to Class B shares.

Redemptions subject to a CDSC

Class B shares are subject to a CDSC that declines based on the amount of time you hold your shares. Class B shares redeemed during each of the time periods described below will be subject to a CDSC. Shares purchased initially through Investors Trust Funds are subject to a longer CDSC period.

The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value of the block of shares being redeemed at the time of their purchase or its net asset value at the time of redemption. To ensure that you pay the lowest CDSC possible, the Funds use the shares with the lowest CDSC to fill your redemption requests.

CDSC Waivers on Certain Redemptions of Class A, Class B and Class C Shares

CDSCs are waived on shares:

•	acquired through dividends or capital gains reinvestment

•	redeemed because of death or disability, as defined in the Internal Revenue Code of 1986, as amended (Code)

•	that are mandatory retirement distributions on IRA accounts that represent the minimum required distribution from an IRA effected pursuant to a Systematic Withdrawal Plan

•	that are redemptions of Class B or Class C shares effected through the Systematic Withdrawal Plan, not to exceed 10% of an investor’s account value

•

that are redemptions of Class A shares originally purchased in amounts of $1 million or more if such investors were otherwise eligible to purchase Class A shares pursuant to another sales charge waiver

•	that represent “substantially equal periodic payments” as described under Section 72(t)(2) of the Code

•	that are redeemed because of termination or liquidation of a Fund

Contingent Deferred Sales Charges

Funds	Contingent Deferred Sales Charge
GE U.S. Equity Fund	• 4% in the first year
GE Core Value Equity Fund	• 3% in the second year
GE Premier Growth Equity Fund	• 2% in the third year
GE Small Cap Equity Fund	• 1% in the fourth year
GE Global Equity Fund	• 0% in the fifth and sixth years
GE International Equity Fund	• converts to Class A shares after six years
GE Total Return Fund
GE Fixed Income Fund	• 3% in the first and second years
GE Government Securities Fund	• 2% in the third year
GE Short-Term Government Fund	• 1% in the fourth year
GE Tax-Exempt Fund	• 0% in the fifth and sixth years
• converts to Class A shares after six years

If you initially purchased through Investors Trust Funds:

Funds	Contingent Deferred Sales Charge
Any Fund’s Class B shares acquired as a result of the merger of Investors Trust Funds with certain GE Funds.	• 5% in the first year • 4% in the second year • 3% in the third year • 2% in the fourth year	• 1% in the fifth year • 0% in the sixth year • converts to Class A shares after eight years

GE Funds Prospectus

January 29, 2010

Purchasing Class C Shares

Class C shares may be appropriate for shorter-term investors, if you do not want to pay a traditional front-end sales charge on your purchase of Fund shares or are unsure of the length of time you will hold your investment.

Class C shares are available for investment through programs or platforms maintained by Authorized Firms, provided that the cost to GE Asset Management (or its affiliates) for providing or paying for any selling or administrative servicing activities in connection with investor accounts on such programs or platforms does not typically exceed an amount equal to 1.00% (reflecting the Class C shares distribution and service fees or Rule 12b-1 fees) of the average net asset value of such accounts. There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Because you may purchase Class C shares at the NAV next determined without paying an initial sales charge, your entire investment in Class C shares is available to work for you. However, Class C shares pay a higher Rule 12b-1 fees than each of the other share classes and never convert to Class A shares. In that regard, Class C shares may be more appropriate for investors with a shorter investment horizon because long-term shareholders of Class C shares may pay more than the economic equivalent of Class A shares’ maximum front-end sales charge.

Trail commissions of up to 1.00% may be paid to Authorized Firms that provide on-going services with respect to Class C shares.

Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. Proceeds from the CDSC may be used to defray the expenses of the Distributor related to the sale of Class C shares, including the payment of compensation to Authorized Firms. The CDSC on Class C shares is calculated in the same manner and is subject to the same waivers as the CDSC on Class B shares.

Intended purchases of Class C shares of $1,000,000 or more ($500,000 or more for the GE Short-Term Government Fund) by investors not eligible for Class Y shares should be made in Class A shares. An amount up to 1% of the amount invested in Class C shares is paid by the Distributor to Authorized Firms.

Purchasing Class R Shares

Class R shares have no initial sales charges or CDSC.

Class R shares are available to investors who invest through programs or platforms maintained by Authorized Firms that aggregate trades for groups of investors through omnibus or pooled account arrangements, provided that the cost to GE Asset Management (or its affiliates) for providing or paying for any selling or administrative servicing activities in connection with investor accounts on such programs or platforms does not typically exceed an amount equal to 0.65% (including the 0.50% distribution and service fees or Rule 12b-1 fees) of the average net asset value of such accounts. There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Individual investors that invest directly with the Distributor are not eligible to invest in Class R shares.

Although Class R shares pay a lower Rule 12b-1 fee than Class C shares, Class R shares pay a higher Rule 12b-1 fee than Class A shares (or Class B shares after conversion to Class A shares) and never convert to Class A shares.

Trail commissions of up to 0.50% may be paid to by the Distributor to Authorized Firms that provide on-going services with respect to Class R shares.

Purchasing Class Y Shares — Institutional Investors

Class Y shares have no initial sales charges or CDSC.

Class Y shares are available to investors who invest through programs or platforms maintained by Authorized Firm, provided that the cost to GE Asset Management (or its affiliates) for providing or paying for any selling or servicing activities in connection with investor accounts on such programs or platforms does not typically exceed an amount equal to 0.15% of the average net asset value of such accounts. There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible investors investing through programs or platforms maintained by Authorized Firms.

Class Y shares may also be purchased by: (i) existing Class Y shareholders of record that still hold Class Y shares of any GE Fund as of January 29, 2008; and (ii) all other institutional investors, including defined benefit plans, endowments, foundations and corporations purchasing shares for their own accounts directly with the Distributor, with a minimum initial investment of $1 million in each Fund for each such investor.

Individual investors that invest directly with the Distributor are not eligible to invest in Class Y shares.

How to Invest

Purchasing GE Money Market Fund — Retail Class

GE Money Market Fund — Retail Class shares have no initial sales charge, CDSC or a distribution and service fee (Rule 12b-1 fee), and may be purchased by all investors.

Purchasing GE Money Market Fund — Institutional Class

GE Money Market Fund — Institutional Class share will be offered to (i) affiliated non-money market mutual funds managed by GE Asset Management; and (ii) certain institutional investors (such as corporations and defined benefit plans) purchasing shares for their own account and who invest a minimum of $1 million in the GE Money Market Fund, without an initial sales charge, contingent deferred sales charge (CDSC) or a distribution and service fee (Rule 12b-1 fee).

Individual investors that invest directly with the Distributor are not eligible to invest in the Institutional Class shares.

GE Funds Prospectus

January 29, 2010

How to Redeem Shares

You may take money out of your account by redeeming (selling) some or all of your shares.

Certain redemptions are subject to a redemption fee; however, the redemption fee has currently been suspended and it may be reinstated at any time without prior notice. For information on redemption fees, please see “How to Invest — Redemption Fees” later in this Prospectus.

If You Invested With an Investment Professional

Shares purchased with the assistance of an investment professional may be redeemed either by the investment professional or the shareholder of record. Please see your account statement for the telephone number of your investment professional.

By Mail

Send a signed written request, stating the share class and number of shares or specific dollar amount you want to sell. Your signature(s) must appear exactly as it does on the account registration.

Mail to:

GE Funds

P.O. Box 9838

Providence, RI 02940

Overnight Delivery:

GE Funds

101 Sabin Street

Pawtucket, RI 02860

Telephone: 1-800-242-0134

A medallion signature guarantee is required for any redemption:

•	exceeding $50,000

•	mailed to a different address from that on record

•	paid to someone else

•	wired to a financial institution

•	mailed to an address that has been changed within the last 30 days

Medallion Signature Guarantee

All signature guarantees must be executed by a commercial bank, trust company, broker/dealer, credit union, national securities exchange or registered association, clearing agency or savings association. The Funds may require additional information for redemptions made by corporations, executors, administrators, trustees, guardians or persons utilizing a power of attorney. A redemption request will not be deemed received in good order until the Funds have received all information typically required to assure the security of a particular account.

By Telephone

Shares may be redeemed by telephone up to a maximum of $50,000 per day utilizing the Funds’ automated Voice Response system or by an agent during business hours. The telephone option must have been selected during initial account setup or subsequently by written request signed by all registered shareholders. Call toll-free 1-800-242-0134. Telephone privileges may be suspended for a particular account upon notice or if the Distributor reasonably believes the caller or accountholder does not have legal capacity to effect transactions.

The Distributor will not be responsible for losses resulting from unauthorized telephone transaction instructions if it follows reasonable procedures to verify the identity of the investor.

By Website

Shares may be redeemed through the GE Funds’ website at http://www.geam.com. Please go to the website and follow the instructions under Account Access.

By Wire

You may redeem your shares by telephone and have the proceeds of the sale wired to a bank that is permitted to conduct business in the United States instead of receiving a check.

•	Minimum wire amount: $1,000

•	A $10 fee per wire will be charged to your account (in addition to any applicable CDSCs)

•

Include your account number, share class and specific dollar amount you want to redeem in your wire request. Wire instructions must have been provided during initial account setup or subsequently by written request signed by all registered shareholders with a medallion signature guarantee .

Mail your signed, medallion signature guaranteed written request to establish wire privileges to:

GE Funds

PO. Box 9838

Providence, RI 02940

Or call the Distributor at 1-800-242-0134.

How to Invest

How to Redeem Shares

By Systematic Withdrawal Plan

You may select a specific amount to be redeemed from your account on a regular basis.

•	Your account balance must be at least $10,000

•	Maximum of 10% of the value of your account each year and a minimum of $50 per withdrawal

•	You may sell shares monthly or quarterly

Checkwriting

Checkwriting privileges may be elected at no cost by shareholders of the GE Money Market Fund. Checks may be made payable to any person in amounts of $100 or more. The Transfer Agent will redeem shares in an amount sufficient to cover the amount of a check. If the amount of the check is greater than the value of the shares in your account, the check will be returned marked “insufficient funds” and you may be assessed an additional charge. Please contact the Distributor at the number listed on the back cover for additional details.

Same-Day Settlement — GE Money Market Fund — Institutional Class Only (Redemption)

An existing shareholder in the GE Money Market Fund — Institutional Class will receive same-day settlement for a redemption and have the proceeds wired that same day (but not be entitled to that day’s dividends) if (1) that shareholder’s account has been set-up with proper banking instructions to provide for same-day settlement in the GE Money Market Fund and (2) the redemption order is received in good order by the transfer agent on or before the redemption cut-off time (normally the earlier of (i) 3:00 p.m. Eastern time; or (ii) three (3) hours before the close of the Federal Reserve wire system, on days the net asset value is calculated). Redemption orders by accounts set-up for same day settlement received after the redemption cut-off time will receive normal (next day) settlement.

Please note that same-day settlement does not apply when the settlement of redemptions is delayed for the reasons noted elsewhere in this section, and does not apply to the exchange of shares into other GE Funds.

Special Considerations for Selling Shares

•	If you own more than one share class of a Fund, specify which share class you want to sell. Otherwise, the selling transaction may be delayed.

•	When using a money market check to sell shares of GE Money Market Fund, the minimum check amount is $100.

•

If you have purchased shares of a Fund by personal check, redemption of these shares, under normal circumstances, can only be processed after 15 calendar days have passed in order to provide the Fund with sufficient time to make sure that your check clears.

•

If your account balance falls below $500, the transfer agent may request that you bring your balance up to the $500 minimum or request that you close your account. If you take no action within 30 days, the transfer agent may sell your shares and mail the proceeds to you, in which case you will bear any associated transaction costs, market exposure risks and tax consequences. This $500 minimum balance requirement is waived for qualified plans, Direct Deposit accounts, Payroll Savings Plan accounts and Automatic Investment Plan accounts.

•	Following the processing of a redemption request, payment of such redemption may take up to seven business days if making immediate payment would adversely affect the Fund.

•	Redemptions may be suspended or payment postponed when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

Reinstatement of Shares

For 60 days after you sell shares, you have the right to “reinstate” your investment at the then current net asset value and pay no sales charge. For Class A and Class C shares, any CDSC associated with the redemption will be reinstated to your account in direct proportion to the amount reinvested. Reinstatement will occur at the then-current net asset value and may have tax consequences. This reinstatement privilege does not apply with respect to Class B shares.

You must request share reinstatement in writing.

Redemptions in Kind

Large redemptions that exceed $250,000 or 1% of a Fund’s assets may be considered detrimental to the Fund’s existing shareholders. Therefore, to the extent permitted by law, the Fund may require that you take a “redemption in kind” upon redemption and may give you portfolio securities instead of cash proceeds. You may have to sell those securities through a broker and may incur transaction costs when you sell them.

GE Funds Prospectus

January 29, 2010

How to Exchange Shares

You may exchange shares of a class of one GE Fund for the same class of another GE Fund or for the Retail Class shares of the GE Money Market Fund. You can also exchange shares from GE Money Market Fund — Retail Class for Class A, Class C, Class R or Class Y shares of any other GE Fund, provided that you are eligible to invest in the requested share class. If you are an existing Class B shareholder, you may also exchange Retail Class shares of the GE Money Market Fund for Class B shares of any other GE Fund; provided however, such exchange privilege does not apply to Retail Class shares of the GE Money Market Fund derived from new investments made on or after January 29, 2007. There are no exchange privileges with respect to the GE Money Market Fund — Institutional Class shares. Exchanges are permitted provided that the acquired Fund is an investment option available to the investor requesting the exchange and the investor meets the eligibility and minimum investment requirements. An exchange may be subject to a redemption fee; however, the redemption fee has currently been suspended and it may be reinstated at any time without prior notice. For information on redemption fees, please see “How to Invest — Redemption Fees” later in this Prospectus. An exchange is a sale and purchase of shares for tax purposes. You may have a taxable gain or loss when you exchange your shares. To exchange shares:

•	by phone, call 1-800-242-0134. (This option is subject to a $100 minimum and is not available for certain corporate or trust accounts.)

•	through the GE Funds website at http://www.geam.com (This option is subject to a $100 minimum and is not available for certain corporate or trust accounts.)

•	in writing, send your request to GE Funds:

Mail to:

GE Funds

PO. Box 9838

Providence, RI 02940

Overnight Delivery:

GE Funds

101 Sabin Street

Pawtucket, RI 02860

Telephone: 1-1800-242-0134

If you exchange Class A, Class B or Class C shares for GE Money Market Fund — Retail Class shares, you will be subject to the applicable CDSC at the time that you sell your GE Money Market Fund — Retail Class shares. The time that you hold GE Money Market Fund shares is not included in the holding period for purposes of calculating the applicable CDSC on a redemption.

When We Receive Your Transaction Order

Purchase and redemption requests received in good order will be executed at the next offering price calculated after receipt of transaction instructions. Offering price is equal to the net asset value next determined plus any applicable sales charge.

•

Purchase and redemption orders are executed only on days when the NYSE is open for trading. NAV is normally calculated as of the close of business on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

•	If you hold more than one class of shares of a Fund, you must specify which class you intend to purchase or sell.

•	For Funds declaring daily income dividends, you will begin to earn income as of the first business day after payment for your order has been received by the Fund.

To pay for the cost of promoting the Funds and servicing your shareholder account, Class A, Class B, Class C and Class R shares of the Funds have adopted Rule 12b-1 plans, which require that fees be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges. The table on the following page shows the distribution and service fees associated with investing in each class of shares.

How to Invest

Distribution and Shareholder Service Fees

Shareholder Servicing and Distribution Plan

The Funds have adopted a Shareholder Servicing and Distribution Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to the classes of shares of each Fund noted in the table below. Under the Plan, the participating classes of each Fund pay the Distributor fees for shareholder and/or distribution services provided to the classes of shares at annual rates of the value of the average daily net assets of the classes specified below. Fees to be paid with respect to the Funds under the Plan are calculated daily and paid monthly. The fees payable are intended to compensate the Distributor or enable the Distributor to compensate other persons (Service Providers), for providing ongoing service and/or maintenance of the accounts of shareholders of the Fund and to compensate the Distributor or enable the Distributor to compensate Service Providers, for providing services that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Fund. Because these fees are paid out of the Fund’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

These distribution and service fees may be voluntarily reduced by the Distributor on a temporary basis for certain Income Funds and certain share classes and may return to their stated levels at any time without prior notice.

Distribution and Shareholder Service Fee Rates

	All GE Funds except GE Short-Term Government Fund and GE Money Market Fund*			GE Short-Term Government Fund

	Distribution Fee	Service Fee		Distribution Fee	Service Fee
Class A	0.00%	0.25	%**	0.00%	0.25	%**
Class B	0.75%	0.25%		0.60%	0.25%
Class C	0.75%	0.25%		0.75%	0.25%
Class R***	0.25%	0.25	%**	0.25%	0.25	%**
Class Y	None	None		None	None
*	No distribution and service fees are paid by the GE Money Market Fund.

**	The 0.25% paid under the Rule 12b-1 plan may be used for distribution and/or shareholder service expenses.

***	Except for the GE Government Securities Fund and the GE Tax-Exempt Fund, which do not have Class R shares.

Networking and Sub-Transfer Agency Fees

The Funds may also pay certain Authorized Firms for services such as networking or sub-transfer agency (which typically includes record keeping investor accounts and aggregating, netting and/or transmission of orders). Payments are generally based on either (1) a percentage of the average daily net assets of investor accounts serviced by such Authorized Firms, or (2) a specified amount per account serviced or per transaction effected by such Authorized Firms. Payments are not intended to exceed the amount that the Funds would otherwise pay to the Funds’ transfer agent for performing these services. Any payments are in addition to, rather than in lieu of, shareholder servicing and/or distribution fees the Authorized Firm may also be receiving. From time to time, GE Asset Management or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their profits or other resources.

Other Compensation Arrangements

GE Asset Management and its affiliates, at their own expense and out of their own profits or other resources, pay various amounts of additional compensation to certain Authorized Firms. This additional compensation constitutes payments over and above other types of shareholder servicing and/or distribution payments described elsewhere in the Prospectus. Firms that receive these payments may be affiliated with GE Asset Management.

Payments may relate to selling and/or servicing activities, such as: access to an Authorized Firm’s customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesale activity; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities.

GE Funds Prospectus

January 29, 2010

Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list or other preferred treatment program. As part of such a program, broker-dealers would promote the Funds rather than other mutual funds.

GE Asset Management does not direct the Funds’ portfolio securities transactions, or otherwise compensate broker-dealers in connection with any Fund’s portfolio transactions in consideration of sales of Fund shares. GE Asset Management and its affiliates also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. GE Asset Management and its affiliates may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Funds to their client investors.

Authorized Firms and consultants that receive these various types of payments (including those affiliated with GE Asset Management) may have a conflict of interest in recommending or selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds. Ask your investment professional or visit your financial intermediary’s website for more information.

Disruptive Trading Policy

The Funds are meant for long-term investing. They are not meant for “market timing” or other types of frequent or short-term trading (“disruptive trading”). Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with the efficient management of the Fund’s investment portfolio. Accordingly, the Funds have adopted, and the Board of Trustees has approved, policies and procedures reasonably designed to monitor Fund trading activity and, where disruptive trading is detected, to take action to stop such activity. The Funds reserve the right to amend these policies and procedures at any time without prior notice to investors or Authorized Firm.

Direct Investor Accounts

An investor that redeems or exchanges out of (or purchases) a particular Fund (other than the Money Market Fund) within 30 days of a purchase or exchange into (or redemption out of) that same Fund may be restricted from further investing in any Fund or exchanging between Funds, subject to the exceptions described below, all without prior notice to the investor. The Funds may also restrict investments and exchanges by investors that are believed to have engaged in a pattern of disruptive trading. In addition, the Funds may reject purchase orders or terminate or restrict the exchange privileges of any account associated with a broker-dealer representative, branch office, or firm that the Funds have determined to be a source or facilitator of disruptive trading, even if no disruptive trading has occurred in that particular account. Exchanges and purchases may be permitted again for restricted investors under certain circumstances in the sole discretion of GE Asset Management (or its affiliates).

The foregoing restrictions apply to direct investor accounts and do not apply to shares held on the books of Authorized Firms through omnibus accounts with the Funds. The restrictions applicable to omnibus accounts with Authorized Firms are discussed below.

Exceptions:

The restrictions described above do not apply to (1) systematic withdrawals (e.g., regular periodic automatic redemptions, dividend and capital gain distributions, and systematic share class conversions); (2) systematic purchases (e.g., regular periodic automatic purchases, payroll contributions, and dividend reinvestments) where the entity maintaining the shareholder account is able to identify the transaction as a systematic withdrawal or purchase; (3) transactions by fund-of-funds advised by GE Asset Management; (4) transactions initiated by the trustee or adviser to a donor advised charitable fund; and (5) certain transactions (plan contributions, plan benefit payments, plan expenses and portfolio rebalancing) by defined benefit plans that receive asset allocation services by GE Asset Management. The Funds may also exclude small transactions less than an amount set from time to time under the Funds’ policies.

How to Invest

Disruptive Trading Policy

Omnibus Accounts with Authorized Firms

The Funds are also offered through Authorized Firms that may establish an “omnibus” account with the Funds. Because the Funds may not receive information on the trading activity of the underlying individual investors, it may be difficult or impossible for the Funds to detect or stop disruptive trading in omnibus accounts. The difficulty may be even greater if there are multiple tiers of Authorized Firms or if omnibus accounts are used to hide disruptive trading within the trading activity of a large number of underlying investors.

In deciding whether to establish an omnibus account with an Authorized Firm, the Funds will consider whether the Authorized Firm has its own disruptive trading policies and procedures (which policies and procedures may differ materially from those applied by the Fund to direct accounts). If the Authorized Firm has its own disruptive trading policies and procedures, the Funds will seek assurance from the Authorized Firm that such policies and procedures will be effectively enforced.

If the Authorized Firm does not have its own disruptive trading policies and procedures, the Funds will seek to obtain the Authorized Firm’s cooperation in enforcing the Funds’ disruptive trading policies and procedures to the extent feasible. Such cooperation may include periodically providing the Funds with the trading activity of its underlying investors and, if disruptive trading is detected by the Funds, making efforts to stop it.

There are a number of existing omnibus accounts with Authorized Firms that were established prior to the adoption of the foregoing policies and procedures. These Authorized Firms may not have their own disruptive trading policies and procedures and/or the Funds may not have obtained their cooperation in enforcing the Funds’ disruptive trading policies and procedures. The Funds will continue to make reasonable efforts to work with these Authorized Firms to implement the policies and procedures described above, although there is no guarantee that such efforts will be successful.

Defined Contribution Plans

Participants in certain defined contribution plans that exchange out of any Fund (other than the GE Money Market Fund) may be restricted from further exchanging back into that same Fund for a period of at least 30 days. This restriction does not affect the participant’s ability to exchange into any investment option that has not been restricted or the participant’s ability to continue contributions into the participant’s defined contribution plan (including that same Fund).

This restriction also does not apply to certain withdrawals (such as distributions, hardship withdrawals and plan loans), systematic rebalancing or loan repayments.

Reservation of Rights to Reject Purchase or Exchange Orders

The Funds reserve the right to reject any purchase or exchange order at any time for any reason without prior notice to the investor or Authorized Firm.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the Funds and the Distributor to protect the Funds from harm caused by disruptive trading, there is no guarantee that the Fund’s disruptive trading policies and procedures will be effective. As discussed above, it may be difficult or impossible for the Funds to detect or stop disruptive trading in certain omnibus accounts with Authorized Firms. Regardless of whether those Authorized Firms have their own disruptive trading policies and procedures or cooperate in enforcing the Funds’ policies and procedures to the extent feasible, there is no guarantee that they will be effective and they may differ materially from those applied by the Funds to direct accounts. In addition, investors that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the Funds may not be able to detect or stop disruptive trading until harm to the Funds has already occurred.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

•	require a Fund to keep more assets in cash or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

•	require a Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

•	increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently as assets move in and out.

GE Funds Prospectus

January 29, 2010

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “time-zone arbitrage,” a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share price (which typically occurs at 4:00 p.m. Eastern Time). Funds that invest significantly in high-yield bonds or small-cap equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “liquidity arbitrage,” a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of a Fund’s portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

Redemption Fees (currently suspended)

A 2% redemption fee is charged on redemptions of shares of GE International Equity Fund, GE Emerging Markets Equity Fund and GE Global Equity Fund that are redeemed (either by selling the shares or exchanging into another Fund) within 90 days of purchase (either by buying the shares or exchanging into those Funds), subject to certain exceptions. Shares of GE International Equity Fund, GE Emerging Markets Equity Fund and GE Global Equity Fund held for more than 90 days are not subject to this 2% redemption fee. To discourage shareholders from engaging in disruptive trading in the GE International Equity Fund, GE Emerging Markets Equity Fund or the GE Global Equity Fund, and to offset brokerage commissions, market impact, and other costs associated with disruptive trading, a 2% redemption fee is charged on redemptions of shares of such Funds. This fee is paid to the respective Funds, not GE Asset Management or the Distributor, and is designed to offset the brokerage commissions, market impact, and other costs associated with short-term trading. Shares held the longest will always be redeemed first. If a shareholder transfers shares to a different account registration or converts them to a different share class, the shares will retain their original purchase date for purposes of assessing the redemption fee.

The redemption fee does not apply to shares: (1) acquired through dividends or capital gains investments; (2) purchased through a defined contribution retirement plan (such as 401(k) and 403(b) plans); (3) redeemed because of death or disability, as defined in the Code; (4) that are mandatory retirement distributions of IRA accounts that represent the minimum required distribution from an IRA; (5) that are redemptions effected through the Systematic Withdrawal Plan; and (6) purchased or redeemed by GE LifeStyle Funds. These exceptions apply to shares purchased or redeemed either directly with the Fund or its Transfer Agent or indirectly through an Authorized Firm.

The 2% redemption fee will also be imposed on investments made through Authorized Firms in certain omnibus accounts that are not exempt as described above.

The redemption fee has currently been suspended. It may be reinstated at any time without prior notice.

Dividends, Capital Gains and Other Tax Information

Most GE Funds pay dividends from net investment income and distributions from net capital gains once each year. Unless you instruct a Fund to pay dividends from net investment income and distributions from net capital gains to you in a check mailed to you, they will automatically be reinvested in your account. There are no fees or charges to reinvest dividends or distributions. The Funds reserve the right to pay dividends from net investment income and distributions from net capital gains (net of applicable withholding taxes, if any) to non-US residents in a check mailed to them.

GE Funds are subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, the Funds may pay dividends from net investment income and distribute net capital gains more frequently.

Fund	Distribution Schedule

GE U.S. Equity Fund

GE Core Value Equity Fund

GE Premier Growth Equity Fund

GE Small-Cap Equity Fund

GE Global Equity Fund

GE International Equity Fund

GE Emerging Markets Equity Fund

GE Total Return Fund

• Dividends of investment income are typically declared and paid annually. • Short-term and long-term capital gains, if any, are typically declared and paid annually.

GE Fixed Income Fund GE Government Securities Fund GE Short-Term Government Fund GE Tax-Exempt Fund GE High Yield Fund GE Money Market Fund	• Dividends of investment income are declared daily and paid monthly. • Short-term and long-term capital gains, if any, are typically declared and paid annually.

Taxes

Tax issues can be complicated. We suggest you consult your tax advisor for any questions you may have.

Except for investments made through tax-deferred accounts, you generally will owe taxes on amounts distributed to you. Dividends and distributions from net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gains distributions are taxed at long-term capital gain rates regardless of how long you have owned your shares. Certain dividends paid to individuals may qualify to be taxed at long-term capital gain rates if the necessary holding periods are satisfied. Distributions generally will be taxed in the same manner whether they are received in cash or reinvested.

In addition, if you sell or redeem Fund shares, you generally will realize a capital gain or loss, which will be long-term or short-term, depending upon how long you held those shares. If you exchange shares for the same class of another GE Fund, the exchange will be treated as a sale and purchase of shares for tax purposes.

If you buy shares of a Fund that has accumulated income or realized capital gains but has not yet distributed the income or gains shortly before the ex-dividend date, you will be “buying a dividend” by paying the full price for shares of the Fund but may receive part of the purchase price back in the form of a taxable distribution. To avoid “buying a dividend”, you should check the respective Fund’s distribution schedule prior to investing.

Distributions from GE Tax Exempt Fund

In general, income from the GE Tax Exempt Fund is exempt from regular federal income tax but will generally be subject to state and local taxes. Because the Fund may invest in taxable securities, some dividends from net investment income may be subject to federal, state and local income taxes. Moreover, some dividends from net investment income may be subject to federal alternative minimum taxes. Short-term and long-term capital gains distributed by the Fund are taxable.

Taxes on Transactions

Redemption, (including exchanges) may result in capital gains or losses for federal income tax purposes. A capital gain or loss on your investment is generally the difference between the cost basis of your shares and the proceeds you receive upon sale.

Tax Statement

You will receive an annual statement summarizing your dividend and capital gains distributions. Please consult a tax advisor if you have questions about your specific tax situation.

Backup Withholding

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 28% of most Fund distributions and the proceeds from redemption of Fund shares.

GE Funds Prospectus

January 29, 2010

Calculating Share Value

Fund shares are sold and redeemed at net asset value (NAV) plus any applicable sales charge or less any applicable CDSC. The NAV of each share is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by each Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The NAV per share class for each Fund is determined by adding the value of the Fund’s investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class’ outstanding shares.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activities and other relevant information, including market interest rate curves, referenced credit spreads and estimated prepayment rates, where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the quoted bid prices.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price.

All portfolio securities of the GE Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities. Investments that are fair valued are subject to valuation risk.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Portfolio securities that are valued using techniques other than market quotations are subject to valuation risk.

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GE Funds Prospectus

January 29, 2010

Financial Highlights

The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the fiscal years ended September 30, except for GE Emerging Markets Equity Fund and GE High Yield Fund which have no operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been derived from the Funds’ financial statements which, for each period, have been audited by KPMG LLP, registered independent public accountants. KPMG’s report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

Financial Highlights

GE U.S. Equity Fund
	CLASS A					CLASS B
Years ended September 30	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Inception date	1/5/93	—	—	—	—	12/22/93	—	—	—	—
Net asset value, beginning of period	$22.74	$31.03	$30.00	$28.69	$26.41	$21.52	$29.49	$28.62	$27.36	$25.20
Income (loss) from investment operations:
Net investment income (loss) (b)	0.23	0.22	0.34	0.29	0.36	0.10	0.02	0.12	0.06	0.16
Net realized and unrealized gains (losses) on investments	(1.22)	(5.27)	4.27	2.76	2.11	(1.13)	(5.00)	4.06	2.64	2.00
Total income (loss) from investment operations	(0.99)	(5.05)	4.61	3.05	2.47	(1.03)	(4.98)	4.18	2.70	2.16
Less distributions from:
Net investment income	0.23	0.25	0.42	0.46	0.19	0.00	0.00(c)	0.15	0.16	—
Net realized gains	0.24	2.99	3.16	1.28	—	0.24	2.99	3.16	1.28	—
Total distributions	0.47	3.24	3.58	1.74	0.19	0.24	2.99	3.31	1.44	—

Net asset value, end of period	$21.28	$22.74	$31.03	$30.00	$28.69	$20.25	$21.52	$29.49	$28.62	$27.36

Total Return (a)	(3.65)%	(17.86)%	16.59%	11.13%	9.40%	(4.40)%	(18.48)%	15.72%	10.28%	8.57%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$200,909	$236,786	$316,324	$298,764	$339,327	$988	$2,222	$4,910	$6,738	$12,406
Ratios to average net assets:
Net investment income	1.32%	0.85%	1.15%	1.00%	1.28%	0.59%	0.09%	0.43%	0.23%	0.58%
Net expenses	0.81%(e)	0.79%(e)	0.76%	0.80%	0.78%	1.56%(e)	1.54%(e)	1.51%	1.55%	1.53%
Gross expenses	0.81%	0.79%	0.76%	0.80%	0.78%	1.56%	1.54%	1.51%	1.55%	1.53%
Portfolio turnover rate	49%	55%	53%	46%	36%	49%	55%	53%	46%	36%

GE Premier Growth Equity Fund
	CLASS A					CLASS B
Years ended September 30	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Inception date	12/31/96	—	—	—	—	12/31/96	—	—	—	—
Net asset value, beginning of period	$20.84	$27.15	$27.64	$26.96	$24.71	$18.62	$24.71	$25.67	$25.27	$23.29
Income (loss) from investment operations:
Net investment loss (b)	0.06	0.01	(0.02)	0.03	0.11	(0.06)	(0.15)	(0.20)	(0.16)	(0.07)
Net realized and unrealized gains (losses) on investments	(1.27)	(3.76)	3.64	1.23	2.19	(1.19)	(3.38)	3.35	1.14	2.05
Total income (loss) from investment operations	(1.21)	(3.75)	3.62	1.26	2.30	(1.25)	(3.53)	3.15	0.98	1.98
Less distributions from:
Net investment income	0.01	0.00(c)	—	—	0.05	0.00	0.00(c)	—	—	—
Net realized gains	1.17	2.56	4.11	0.58	—	1.17	2.56	4.11	0.58	—
Total distributions	1.18	2.56	4.11	0.58	0.05	1.17	2.56	4.11	0.58	—

Net asset value, end of period	$18.45	$20.84	$27.15	$27.64	$26.96	$16.20	$18.62	$24.71	$25.67	$25.27

Total Return (a)	(3.58)%	(14.92)%	14.24%	4.69%	9.31%	(4.29)%	(15.55)%	13.40%	3.88%	8.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$149,681	$162,122	$215,568	$224,381	$358,382	$2,474	$6,115	$12,542	$16,432	$27,629
Ratios to average net assets:
Net investment income (loss)	0.36%	0.06%	(0.07)%	0.12%	0.43%	(0.46)%	(0.71)%	(0.82)%	(0.64)%	(0.29)%
Net expenses	1.10%(e)	1.07%(e)	1.01%	1.02%	0.97%	1.85%(e)	1.82%(e)	1.76%	1.77%	1.72%
Gross expenses	1.10%	1.07%	1.01%	1.02%	0.97%	1.85%	1.82%	1.76%	1.77%	1.72%
Portfolio turnover rate	27%	30%	28%	25%	34%	27%	30%	28%	25%	34%

104	See Notes to Financial Statements

GE Funds Prospectus

January 29, 2010

CLASS C					CLASS R		CLASS Y
2009	2008	2007	2006	2005	2009	2008	2009	2008	2007	2006	2005
9/30/99	—	—	—	—	1/29/08	—	11/29/93	—	—	—	—
$21.10	$29.00	$28.24	$27.07	$24.93	$22.71	$25.12	$22.65	$30.93	$29.92	$28.62	$26.35

0.09	0.02	0.12	0.07	0.15	0.19	0.11	0.28	0.29	0.41	0.37	0.44

(1.10)	(4.90)	4.00	2.0	1.99	(1.23)	(2.52)	(1.24)	(5.25)	4.26	2.75	2.10
(1.01)	(4.88)	4.12	2.7	2.14	(1.04)	(2.41)	(0.96)	(4.96)	4.67	3.12	2.54

0.03	0.03	0.20	0.22	—	0.18	0.00(c)	0.29	0.33	0.50	0.54	0.27
0.24	2.93	3.16	1.28	—	0.24	0.00(c)	0.24	2.99	3.16	1.28	—
0.27	3.02	3.36	1.50	—	0.42	0.00	0.53	3.32	3.66	1.82	0.27

$19.82	$21.00	$29.00	$28.24	$27.07	$21.25	$22.71	$21.16	$22.65	$30.93	$29.92	$28.62

(4.36)%	(18.47)%	15.71%	10.2%	8.58%	(3.93)%	(9.59)%	(3.44)%	(17.65)%	16.87%	11.40%	9.68%

$3,209	$4,658	$6,892	$7,649	$9,306	$9	$9	$110,137	$113,123	$136,756	$115,005	$306,532

0.57%	0.10%	0.42%	0.25%	0.57%	1.06%	0.65%	1.56%	1.10%	1.39%	1.27%	1.56%
1.56%(e)	1.54%(e)	1.51%	1.55%	1.53%	1.06%(e)	1.04%	0.56%(e)	0.54%	0.51%	0.54%	0.53%
1.56%	1.54%	1.51%	1.55%	1.53%	1.06%	1.04%(e)	0.56%	0.54%	0.51%	0.54%	0.53%
49%	55%	53%	46%	36%	49%(d)	55%(d)	49%	55%	53%	46%	36%

CLASS C					CLASS R		CLASS Y
2009	2008	2007	2006	2005	2009	2008	2009	2008	2007	2006	2005
9/30/99	—	—	—	—	1/29/08	—	12/31/96	—	—	—	—
$18.62	$24.72	$25.68	$25.28	$23.30	$20.80	$22.19	$21.25	$27.57	$28.11	$27.40	$25.13

(0.06)	(0.15)	(0.20)	(0.16)	(0.08)	0.02	(0.02)	0.11	0.07	0.04	0.10	0.16

(1.18)	(3.39)	3.35	1.14	2.06	(1.26)	(1.37)	(1.31)	(3.83)	3.70	1.25	2.26
(1.24)	(3.54)	3.15	0.98	1.98	(1.24)	(1.39)	(1.20)	(3.76)	3.74	1.35	2.42

0.00	0.00(c)	—	—	—	0.00	0.00(c)	0.10	0.00(c)	0.17	0.06	0.15
1.17	2.56	4.11	0.58	—	1.17	0.00	1.17	2.56	4.11	0.58	—
1.17	2.56	4.11	0.58	—	1.17	0.00	1.27	2.56	4.28	0.64	0.15

$16.21	$18.62	$24.72	$25.68	$25.28	$18.39	$20.80	$18.78	$21.25	$27.57	$28.11	$27.40

(4.23)%	(15.59)%	13.40%	3.88%	8.50%	(3.76)%	(6.26)%	(3.30)%	(14.71)%	14.52%	4.94%	9.62%

$14,378	$19,630	$31,467	$39,838	$63,433	$9	$9	$22,971	$5,531	$16,826	$66,149	$209,902

(0.41)%	(0.70)%	(0.82)%	(0.63)%	(0.32)%	0.10%	(0.16)%	0.70%	0.29%	0.17%	0.34%	0.58%
1.85%(e)	1.82%(e)	1.76%	1.78%	1.72%	1.35%(e)	1.32%(e)	0.85%(e)	0.82%	0.75%(e)	0.76%	0.72%
1.85%	1.82%	1.76%	1.78%	1.72%	1.35%	1.32%	0.85%	0.82%	0.75%	0.76%	0.72%
27%	30%	28%	25%	34%	27%	30%	27%	30%	28%	25%	34%

See Notes to Financial Statements	105

Financial Highlights

GE Core Value Equity Fund
	CLASS A
Years ended September 30	2009	2008	2007	2006	2005
Inception date	9/8/93	—	—	—	—
Net asset value, beginning of period	$8.86	$12.82	$11.93	$11.65	$10.94
Income (loss) from investment operations:
Net investment income (loss) (b)	0.10	0.08	0.12	0.09	0.11
Net realized and unrealized gains (losses) on investments	(0.69)	(1.80)	1.91	1.17	1.04
Total income (loss) from investment operations	(0.59)	(1.72)	2.03	1.26	1.15
Less distributions from:
Net investment income	0.10	0.08	0.14	0.10	0.09
Net realized gains	0.10	2.16	1.00	0.88	0.35
Total distributions	0.20	2.24	1.14	0.98	0.44

Net asset value, end of period	$8.07	$8.86	$12.82	$11.93	$11.65

Total Return (a)	(6.11)%	(15.86)%	18.00%	11.58%	10.73%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,466	$42,07	$56,907	$58,024	$47,633
Ratios to average net assets:
Net investment income (loss)	1.39%	0.76%	1.02%	0.80%	1.00%
Net expenses	1.33%(e)	1.17%(e)	1.20%	1.20%	1.20%
Gross expenses	1.52%	1.35%	1.20%	1.19%	1.21%
Portfolio turnover rate	69%	67%	59%	52%	35%

GE Small-Cap Equity Fund
	CLASS A
Years ended September 30	2009	2008	2007	2006	2005
Inception date	9/30/98	—	—	—	—
Net asset value, beginning of period	$10.73	$16.13	$16.16	$15.70	$14.87
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.04)	0.00(c)	(0.01)	(0.02)	0.04
Net realized and unrealized gains (losses) on investments	(1.34)	(2.43)	2.24	1.03	2.89
Total income (loss) from investment operations	(1.38)	(2.43)	2.23	1.01	2.93
Less distributions from:
Net investment income	0.00	0.00(c)	—	0.02	—
Net realized gains	0.86	2.97	2.26	0.53	2.10
Total distributions	0.86	2.97	2.26	0.55	2.10

Net asset value, end of period	$8.49	$10.73	$16.13	$16.16	$15.70

Total Return (a)	(10.17)%	(17.68)%	14.87%	6.60%	20.87%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$32,456	$42,271	$58,523	$59,397	$56,235
Ratios to average net assets:
Net investment income (loss)	(0.56)%	0.03%	(0.03)%	(0.13)%	0.26%
Net expenses	2.14%(e)	1.37%(e)	1.24%	1.21%	1.21%
Gross expenses	2.20%	1.38%	1.24%	1.21%	1.21%
Portfolio turnover rate	51%	60%	37%	38%	34%

106	See Notes to Financial Statements

GE Funds Prospectus

January 29, 2010

CLASS B					CLASS C					CLASS R		CLASS Y
2009	2008	2007	2006	2005	2009	2008	2007	2006	2005	2009	2008	2009	2008	2007	2006	2005
9/8/93	—	—	—	—	9/30/99	—	—	—	—	1/29/08	—	1/5/98	—	—	—	—
$8.36	$12.21	$11.38	$11.15	$10.47	$8.28	$12.12	$11.32	$11.10	$10.43	$8.85	$9.66	$9.79	$13.91	$12.71	$12.31	$11.54

0.04	(0.00)(c)	0.04	—	0.03	0.04	(0.00)(c)	0.03	—	0.03	0.08	0.04	0.12	0.13	0.17	0.14	0.15
(0.63)	(1.69)	1.81	1.11	1.00	(0.64)	(1.68)	1.81	1.11	0.99	(0.69)	(0.85)	(0.75)	(1.98)	2.15	1.27	1.10
(0.59)	(1.69)	1.85	1.11	1.03	(0.60)	(1.68)	1.84	1.11	1.02	(0.61)	(0.81)	(0.63)	(1.85)	2.32	1.41	1.25

0.00	0.00	0.02	—	—	0.04	0.00(c)	0.04	0.01	(0.00)(c)	0.08	0.00	0.12	0.11	0.12	0.13	0.13
0.10	2.16	1.00	0.88	0.35	0.10	2.16	1.00	0.88	0.35	0.10	0.00	0.10	2.16	1.00	0.88	0.35
0.10	2.16	1.02	0.88	0.35	0.14	2.16	1.04	0.89	0.35	0.18	0.00	0.22	2.27	1.12	1.01	0.48

$7.67	$8.36	$12.21	$11.38	$11.15	$7.54	$8.28	$12.12	$11.32	$11.10	$8.06	$8.85	$8.94	$9.79	$13.91	$12.71	$12.31

(6.75)%	(16.42)%	17.14%	10.66%	9.88%	(6.76)%	(16.45)%	17.18%	10.72%	9.85%	(6.35)%	(8.39)%	(5.83)%	(15.56)%	19.25%	12.26%	10.91%

$626	$1,509	$2,967	$4,201	$6,342	$1,852	$1,098	$1,535	$1,625	$1,695	$9	$9	$294	$9	$—	$—	$56

0.68%	(0.01)%	0.33%	0.04%	0.29%	0.60%	0.00%	0.29%	0.05%	0.24%	1.11%	0.59%	1.48%	1.13%	1.28%	1.11%	1.26%
2.08(e)	1.92%(e)	1.95%	1.95%	1.95%	2.08%(e)	1.92%(e)	1.95%	1.95%	1.95%	1.58%(e)	1.42%(e)	1.01%(e)	0.92%(e)	0.95%	0.95%	0.95%
2.27%	2.10%	1.95%	1.95%	1.96%	2.27%	2.10%	1.95%	1.94%	1.96%	1.77%	1.60%	1.07%	1.10%	0.95%	0.95%	0.96%
69%	67%	59%	52%	35%	69%	67%	59%	52%	35%	69%	67%(d)	69%	67%	59%	52%	35%

CLASS B					CLASS C					CLASS R		CLASS Y
2009	2008	2007	2006	2005	2009	2008	2007	2006	2005	2009	2008	2009	2008	2007	2006	2005
9/30/98	—	—	—	—	9/30/99	—	—	—	—	1/29/08	—	9/30/98	—	—	—	—
$9.58	$14.82	$15.11	$14.81	$14.22	$9.53	$14.76	$15.07	$14.77	$14.19	$10.72	$11.58	$11.06	$16.50	$16.44	$15.99	$15.07

(0.08)	(0.08)	(0.12)	(0.14)	(0.06)	(0.08)	(0.08)	(0.12)	(0.13)	(0.06)	(0.06)	(0.03)	(0.01)	0.04	0.04	0.02	0.08
(1.25)	(2.19)	2.09	0.97	2.75	(1.24)	(2.18)	2.07	0.96	2.74	(1.34)	(0.83)	(1.37)	(2.51)	2.28	1.04	2.94
(1.33)	(2.27)	1.97	0.83	2.69	(1.32)	(2.26)	1.95	0.83	2.68	(1.40)	(0.86)	(1.38)	(2.47)	2.32	1.06	3.02

0.00	0.00(c)	—	—	—	0.00	0.00(c)	—	—	—	0.00	0.00(c)	0.00	0.00(c)	—	0.08	—
0.86	2.97	2.26	0.53	2.10	0.86	2.97	2.26	0.53	2.10	0.86	0.00	0.86	2.97	2.26	0.53	2.10
0.86	2.97	2.26	0.53	2.10	0.86	2.97	2.26	0.53	2.10	0.86	0.00	0.86	2.97	2.26	0.61	2.10

$7.39	$9.58	$14.82	$15.11	$14.81	$7.35	$9.53	$14.76	$15.07	$14.77	$8.46	$10.72	$8.82	$11.06	$16.50	$16.44	$15.99

(10.95)%	(18.26)%	14.10%	5.77%	20.04%	(10.90)%	(18.28)%	13.99%	5.79%	20.02%	(10.37)%	(7.43)%	(9.83)%	(17.50)%	15.20%	6.85%	21.22%

$1,055	$2,957	$7,716	$10,583	$11,567	$2,839	$4,797	$7,428	$7,668	$8,391	$8	$9	$1,035	$3,694	$8,053	$11,990	$24,385

(1.23)%	(0.69)%	(0.78)%	(0.88)%	(0.46)%	(1.30)%	(0.72)%	(0.78)%	(0.88)%	(0.44)%	(0.84)%	(0.34)%	(0.18)%	0.36%	0.23%	0.10%	0.54%
2.89%(e)	2.12%(e)	1.98%	1.96%	1.95%	2.89%(e)	2.12%(e)	1.99%	1.96%	1.95%	2.39%(e)	1.62%(e)	1.89%(e)	1.12%(e)	0.99%	0.95%	0.96%
2.95%	2.13%	1.98%	1.96%	1.96%	2.95%	2.14%	1.99%	1.96%	1.96%	2.45%	1.63%	1.95%	1.12%	0.99%	0.95%	0.96%
51%	60%	37%	38%	34%	51%	60%	37%	38%	34%	51%	60%	51%	60%	37%	38%	34%

See Notes to Financial Statements	107

Financial Highlights

GE Global Equity Fund
	CLASS A
Years ended September 30	2009	2008	2007	2006	2005
Inception date	1/5/93	—	—	—	—
Net asset value, beginning of period	$21.26	$32.08	$24.66	$21.05	$18.13
Income (loss) from investment operations:
Net investment income (loss) (b)	0.17	0.28	0.18	0.10	0.19
Net realized and unrealized gains (losses) on investments	(2.15)	(7.54)	7.38	3.64	2.83
Total income (loss) from investment operations	(1.98)	(7.26)	7.56	3.74	3.02
Less distributions from:
Net investment income	0.31	0.12	0.14	0.13	0.10
Net realized gains	0.71	3.44	—	—	—
Total distributions	1.02	3.56	0.14	0.13	0.10

Net asset value, end of period	$18.26	$21.26	$32.08	$24.66	$21.05

Total Return (a)	(8.00)%	(25.19)%	30.78%	17.85%	16.67%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$30,544	$36,560	$50,051	$37,653	$32,038
Ratios to average net assets:
Net investment income (loss)	1.12%	1.04%	0.64%	0.43%	0.95%
Net expenses	1.70%(e)	1.41%(e)	1.36%	1.46%	1.49%
Gross expenses	1.70%	1.41%	1.36%	1.46%	1.50%
Portfolio turnover rate	60%	57%	66%	57%	61%

GE International Equity Fund
	CLASS A
Years ended September 30	2009	2008	2007	2006	2005
Inception date	3/2/94	—	—	—	—
Net asset value, beginning of period	$16.20	$25.05	$18.79	$15.87	$12.73
Income (loss) from investment operations:
Net investment income (loss) (b)	0.23	0.43	0.23	0.16	0.14
Net realized and unrealized gains (losses) on investments	(1.47)	(6.59)	6.21	2.90	3.07
Total income (loss) from investment operations	(1.24)	(6.16)	6.44	3.06	3.21
Less distributions from:
Net investment income	0.39	0.23	0.16	0.14	0.07
Net realized gains	1.86	2.46	0.02	—	—
Total distributions	2.25	2.69	0.18	0.14	0.07

Net asset value, end of period	$12.71	$16.20	$25.05	$18.79	$15.87

Total Return (a)	(3.55)%	(27.35)%	34.50%	19.38%	25.32%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$33,160	$48,250	$56,956	$40,564	$28,881
Ratios to average net assets:
Net investment income (loss)	2.17%	2.02%	1.06%	0.90%	0.97%
Net expenses	1.53%(e)	1.37%(e)	1.45%	1.58%	1.42%
Gross expenses	1.77%	1.51%	1.45%	1.58%	1.43%
Portfolio turnover rate	60%	39%	38%	39%	66%

108	See Notes to Financial Statements

GE Funds Prospectus

January 29, 2010

CLASS B					CLASS C					CLASS R		CLASS Y
2009	2008	2007	2006	2005	2009	2008	2007	2006	2005	2009	2008	2009	2008	2007	2006	2005
12/22/93	—	—	—	—	9/30/99	—	—	—	—	1/29/08	—	11/29/93	—	—	—	—
$19.25	$29.48	$22.71	$19.41	$16.76	$19.38	$29.66	$22.85	$19.54	$16.88	$21.21	$25.98	$21.35	$32.23	$24.77	$21.14	$18.21

—	0.06	(0.03)	(0.07)	0.04	0.01	0.10	—	(0.06)	0.04	0.14	0.28	0.21	0.35	0.26	0.16	0.24
(1.89)	(6.85)	6.80	3.37	2.61	(1.93)	(6.93)	6.81	3.37	2.62	(2.15)	(5.05)	(2.16)	(7.59)	7.40	3.66	2.84
(1.89)	(6.79)	6.77	3.30	2.65	(1.92)	(6.83)	6.81	3.31	2.66	(2.01)	(4.77)	(1.95)	(7.24)	7.66	3.82	3.08

0.08	0.00(c)	—	—	—	0.17	0.01	—	—	—	0.27	0.00(c)	0.37	0.20	0.20	0.19	0.15
0.71	3.44	—	—	—	0.71	3.44	—	—	—	0.71	0.00(c)	0.71	3.44	—	—	—
0.79	3.44	—	—	—	0.88	3.45	—	—	—	0.98	0.00	1.08	3.64	0.20	0.19	0.15

$16.57	$19.25	$29.48	$22.71	$19.41	$16.58	$19.38	$29.66	$22.85	$19.54	$18.22	$21.21	$18.32	$21.35	$32.23	$24.77	$21.14

(8.72)%	(25.79)%	29.81%	17.00%	15.81%	(8.74)%	(25.78)%	29.80%	16.94%	15.76%	(8.24)%	(18.36)%	(7.73)%	(25.07)%	31.11%	18.14%	16.98%

$86	$222	$457	$542	$826	$195	$489	$467	$318	$272	$7	$8	$15,435	$18,339	$25,544	$20,643	$18,183

0.05%	0.24%	(0.12)%	(0.33)%	0.21%	0.05%	0.39%	(0.01)%	(0.30)%	0.20%	0.92%	1.65%	1.38%	1.28%	0.91%	0.69%	1.19%
2.45%(e)	2.16%(e)	2.10%	2.21%	2.24%	2.45%(e)	2.16%(e)	2.10%	2.21%	2.24%	1.95%(e)	1.66%(e)	1.45%(e)	1.16%(e)	1.10%	1.21%	1.24%
2.45%	2.16%	2.10%	2.21%	2.25%	2.45%	2.16%	2.10%	2.21%	2.25%	1.95%	1.66%	1.45%	1.16%	1.10%	1.21%	1.25%
60%	57%	66%	57%	61%	60%	57%	66%	57%	61%	60%	57%(d)	60%	57%	66%	57%	61%

CLASS B					CLASS C					CLASS R		CLASS Y
2009	2008	2007	2006	2005	2009	2008	2007	2006	2005	2009	2008	2009	2008	2007	2006	2005
3/2/94	—	—	—	—	9/30/99	—	—	—	—	1/29/08	—	3/2/94	—	—	—	—
$14.97	$23.29	$17.48	$14.79	$11.89	$15.04	$23.44	$17.58	$14.85	$11.94	$16.17	$20.63	$16.40	$25.33	$18.99	$16.01	$12.85

0.13	0.19	0.04	0.02	0.02	0.14	0.22	0.05	0.02	0.03	0.21	0.38	0.34	0.46	0.28	0.09	0.18
(1.37)	(6.03)	5.82	2.70	2.88	(1.40)	(6.09)	5.84	2.72	2.88	(1.47)	(4.84)	(1.56)	(6.64)	6.29	3.06	3.09
(1.24)	(5.84)	5.86	2.72	2.90	(1.26)	(5.87)	5.89	2.74	2.91	(1.26)	(4.46)	(1.22)	(6.18)	6.57	3.15	3.27

0.22	0.02	0.03	0.03	—	0.30	0.07	0.01	0.01	—	0.37	0.00(c)	0.44	0.29	0.21	0.17	0.11
1.86	2.46	0.02	—	—	1.86	2.46	0.02	—	—	1.86	0.00(c)	1.86	2.46	0.02	—	—
2.08	2.48	0.05	0.03	—	2.16	2.53	0.03	0.01	—	2.23	0.00	2.30	2.75	0.23	0.17	0.11

$11.65	$14.97	$23.29	$17.48	$14.79	$11.62	$15.04	$23.44	$17.58	$14.85	$12.68	$16.17	$12.88	$16.40	$25.33	$18.99	$16.01

(4.28)%	(27.86)%	33.54%	18.41%	24.39%	(4.29)%	(27.86)%	33.53%	18.48%	24.37%	(3.75)%	(21.62)%	(3.27)%	(27.19)%	34.85%	19.83%	25.58%

$399	$651	$1,449	$1,473	$1,249	$1,194	$1,462	$1,259	$1,031	$1,196	$8	$8	$8,220	$8,872	$10,354	$7,679	$69,794

1.27%	0.95%	0.22%	0.13%	0.12%	1.41%	1.10%	0.25%	0.12%	0.19%	2.00%	2.79%	3.10%	2.13%	1.29%	0.51%	1.26%
2.28%(e)	2.12%(e)	2.20%	2.32%	2.18%	2.28%(e)	2.12%(e)	2.20%	2.31%	2.17%	1.78%(e)	1.62%(e)	1.38%(e)	1.12%(e)	1.20%	1.17%	1.17%
2.52%	2.25%	2.20%	2.32%	2.18%	2.52%	2.27%	2.20%	2.31%	2.18%	2.02%	1.77%	1.52%	1.26%	1.20%	1.17%	1.17%
60%	39%	38%	39%	66%	60%	39%	38%	39%	66%	60%	39%	60%	39%	38%	39%	66%

See Notes to Financial Statements	109

Financial Highlights

GE Fixed Income Fund
	CLASS A
Years ended September 30	2009	2008	2007	2006	2005
Inception date	1/5/93	—	—	—	—
Net asset value, beginning of period	$11.44	$11.84	$11.90	$12.12	$12.56
Income (loss) from investment operations:
Net investment income (b)	0.44	0.50	0.61	0.57	0.48
Net realized and unrealized gains (losses) on investments	0.26	(0.40)	(0.07)	(0.20)	(0.22)
Total income (loss) from investment operations	0.70	0.10	0.54	0.37	0.26
Less distributions from:
Net investment income	0.43	0.50	0.60	0.56	0.47
Net realized gains	—	0.00(c)	—	0.03	0.23
Total distributions	0.43	0.50	0.60	0.59	0.70

Net asset value, end of period	$11.71	$11.44	$11.84	$11.90	$12.12

Total Return (a)	6.36%	0.73%	4.77%	3.13%	2.11%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$103,525	$115,933	$121,475	$130,779	$142,688
Ratios to average net assets:
Net investment income	3.90%	4.19%	5.10%	4.84%	3.85%
Net expenses	0.85%(e)	0.84%(e)	0.82%	0.80%	0.80%
Gross expenses	0.88%	0.85%	0.83%	0.86%	0.81%
Portfolio turnover rate	341%	467%	385%	337%	311%

GE Government Securities Fund
	CLASS A
Years ended September 30	2009	2008	2007	2006	2005
Inception date	9/8/93	—	—	—	—
Net asset value, beginning of period	$8.85	$8.60	$8.56	$8.69	$8.79
Income (loss) from investment operations:
Net investment income (b)	0.26	0.31	0.34	0.32	0.28
Net realized and unrealized gains (losses) on investments	0.13	0.26	0.04	(0.13)	(0.10)
Total income (loss) from investment operations	0.39	0.57	0.38	0.19	0.18
Less distributions from:
Net investment income	0.25	0.32	0.34	0.32	0.28
Net realized gains	—	0.00(c)	—	—	—
Total distributions	0.25	0.32	0.34	0.32	0.28

Net asset value, end of period	$8.99	$8.85	$8.60	$8.56	$8.69

Total Return (a)	4.45%	6.63%	4.57%	2.27%	2.08%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$108,777	$114,342	$119,640	$132,535	$154,259
Ratios to average net assets:
Net investment income	2.85%	3.57%	4.01%	3.76%	3.21%
Net expenses	0.84%(e)	0.92%(e)	0.89%	0.88%	0.86%
Gross expenses	0.84%	0.94%	0.90%	0.88%	0.86%
Portfolio turnover rate	157%	279%	323%	275%	148%

110	See Notes to Financial Statements

GE Funds Prospectus

January 29, 2010

CLASS B					CLASS C					CLASS R		CLASS Y
2009	2008	2007	2006	2005	2009	2008	2007	2006	2005	2009	2008	2009	2008	2007	2006	2005
12/22/93	—	—	—	—	9/30/99	—	—	—	—	1/29/08	—	11/29/93	—	—	—	—
$11.44	$11.84	$11.90	$12.12	$12.56	$11.46	$11.86	$11.91	$12.14	$12.57	$11.45	$12.15	$11.43	$11.84	$11.89	$12.11	$12.55

0.35	0.41	0.52	0.48	0.38	0.35	0.41	0.52	0.49	0.38	0.41	0.29	0.46	0.53	0.64	0.61	0.51
0.27	(0.40)	(0.06)	(0.19)	(0.21)	0.26	(0.40)	(0.05)	(0.21)	(0.20)	0.25	(0.70)	0.27	(0.41)	(0.06)	(0.21)	(0.22)
0.62	0.01	0.46	0.29	0.17	0.61	0.01	0.47	0.28	0.18	0.66	(0.41)	0.73	0.12	0.58	0.40	0.29

0.35	0.41	0.52	0.48	0.38	0.35	0.41	0.52	0.48	0.38	0.40	0.29	0.46	0.53	0.63	0.59	0.50
—	0.00(c)	—	0.03	0.23	—	0.00(c)	—	0.03	0.23	—	0.00(c)	—	0.00(c)	—	0.03	0.23
0.35	0.41	0.52	0.51	0.61	0.35	0.41	0.52	0.51	0.61	0.40	0.29	0.46	0.53	0.63	0.62	0.73

$11.71	$11.44	$11.84	$11.90	$12.12	$11.72	$11.46	$11.86	$11.91	$12.14	$11.71	$11.45	$11.70	$11.43	$11.84	$11.89	$12.11

5.57%	(0.11)%	3.99%	2.45%	1.34%	5.47%	(0.02)%	3.99%	2.37%	1.43%	5.99%	(3.43)%	6.63%	0.89%	5.03%	3.48%	2.36%

$375	$803	$1,472	$2,078	$2,728	$915	$922	$1,108	$1.237	$1.731	$10	$10	$8,545	$12,944	$14,221	$14,900	$87,216

3.21%	3.50%	4.34%	4.08%	3.09%	3.12%	3.44%	4.34%	4.09%	3.10%	3.61%	3.70%	4.15%	4.45%	5.35%	4.99%	4.10%
1.60%(e)	1.59%(e)	1.57%	1.55%	1.55%	1.60%(e)	1.59%(e)	1.57%	1.55%	1.55%	1.10%(e)	1.09%(e)	0.60%(e)	0.59%(e)	0.57%	0.55%	0.55%
1.63%	1.60%	1.58%	1.61%	1.56%	1.63%	1.60%	1.58%	1.61%	1.56%	1.13%	1.11%	0.63%	0.60%	0.58%	0.58%	0.56%
341%	467%	385%	337%	311%	341%	467%	385%	337%	311%	341%	467%	341%	467%	385%	337%	311%

CLASS B					CLASS C
2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
4/22/87	—	—	—	—	9/30/99	—	—	—	—
$8.93	$8.68	$8.63	$8.77	$8.86	$8.98	$8.71	$8.66	$8.80	$8.89

0.19	0.25	0.28	0.26	0.21	0.20	0.25	0.28	0.26	0.22
0.14	0.25	0.05	(0.14)	(0.08)	0.13	0.27	0.05	(0.14)	(0.09)
0.33	0.50	0.33	0.12	0.13	0.33	0.52	0.33	0.12	0.13

0.19	0.25	0.28	0.26	0.22	0.19	0.25	0.28	0.26	0.22
—	0.00(c)	—	—	—	—	0.00(c)	—	—	—
0.19	0.25	0.28	0.26	0.22	0.19	0.25	0.28	0.26	0.22

$9.07	$8.93	$8.68	$8.63	$8.77	$9.12	$8.98	$8.71	$8.66	$8.80

3.66%	5.80%	3.91%	1.40%	1.44%	3.64%	6.02%	3.90%	1.41%	1.44%

$450	$590	$896	$1,468	$2,327	$634	$409	$294	$418	$543

2.14%	2.83%	3.24%	3.01%	2.43%	2.07%	2.77%	3.24%	3.01%	2.40%
1.59%(e)	1.67%(e)	1.64%	1.63%	1.61%	1.59%(e)	1.67%(e)	1.64%	1.63%	1.61%
1.59%	1.70%	1.65%	1.63%	1.62%	1.59%	1.68%	1.64%	1.63%	1.62%
157%	279%	323%	275%	148%	157%	279%	323%	275%	148%

See Notes to Financial Statements	111

Financial Highlights

GE Short-Term Government Fund
	CLASS A
Years ended September 30	2009	2008	2007	2006	2005
Inception date	3/2/94	—	—	—	—
Net asset value, beginning of period	$11.31	$11.29	$11.23	$11.31	$11.67
Income (loss) from investment operations:
Net investment income (b)	0.22	0.40	0.49	0.48	0.48
Net realized and unrealized gains (losses) on investments	0.27	0.02	0.05	(0.09)	(0.36)
Total income from investment operations	0.49	0.42	0.54	0.39	0.12
Less distributions from:
Net investment income	0.22	0.40	0.48	0.47	0.48
Net realized gains	—	0.00(c)	—	—	—
Total distributions	0.22	0.40	0.48	0.47	0.48

Net asset value, end of period	$11.58	$11.31	$11.29	$11.23	$11.31

Total Return (a)	4.38%	3.78%	4.95%	3.51%	1.08%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$47,802	$41,040	$38,705	$37,676	$43,909
Ratios to average net assets:
Net investment income	1.95%	3.54%	4.34%	4.27%	4.15%
Net expenses	0.77%(e)	0.80%(e)	0.80%	0.79%	0.78%
Gross expenses	0.77%	0.80%	0.80%	0.80%	0.86%
Portfolio turnover rate	212%	263%	114%	222%	91%

GE Tax-Exempt Fund
	CLASS A
Years ended September 30	2009	2008	2007	2006	2005
Inception date	9/8/93	—	—	—	—
Net asset value, beginning of period	$10.90	$11.41	$11.63	$11.77	$12.04
Income (loss) from investment operations:
Net investment income (b)	0.41	0.43	0.46	0.46	0.45
Net realized and unrealized gains (losses) on investments	0.88	(0.52)	(0.22)	(0.14)	(0.27)
Total income (loss) from investment operations	1.29	(0.09)	0.24	0.32	0.18
Less distributions from:
Net investment income	0.40	0.42	0.46	0.46	0.45
Net realized gains	—	0.00(c)	—	—	—
Total distributions	0.40	0.42	0.46	0.46	0.45

Net asset value, end of period	$11.79	$10.90	$11.41	$11.63	$11.77

Total Return (a)	12.09%	(0.84)%	2.11%	2.82%	1.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$36,260	$30,972	$29,433	$26,327	$29,685
Ratios to average net assets:
Net investment income	3.58%	3.72%	4.00%	3.98%	3.77%
Net expenses	0.86%(e)	0.87%(e)	0.87%	0.87%	0.87%
Gross expenses	1.14%	1.12%	1.12%	1.04%	0.96%
Portfolio turnover rate	24%	28%	40%	43%	39%

112	See Notes to Financial Statements

GE Funds Prospectus

January 29, 2010

CLASS B					CLASS C					CLASS R		CLASS Y
2009	2008	2007	2006	2005	2009	2008	2007	2006	2005	2009	2008	2009	2008	2007	2006	2005
3/2/94	—	—	—	—	9/30/99	—	—	—	—	1/29/08	—	3/2/94	—	—	—	—
$11.30	$11.27	$11.22	$11.29	$11.65	$11.30	$11.27	$11.22	$11.29	$11.65	$11.31	$11.42	$11.28	$11.25	$11.20	$11.27	$11.63

0.17	0.34	0.42	0.41	0.41	0.13	0.32	0.40	0.39	0.39	0.20	0.23	0.25	0.43	0.51	0.49	0.52
0.24	0.02	0.05	(0.08)	(0.36)	0.27	0.03	0.05	(0.08)	(0.35)	0.26	(0.11)	0.23	0.03	0.05	(0.07)	(0.37)
0.41	0.36	0.47	0.33	0.05	0.40	0.35	0.45	0.31	0.04	0.46	0.12	0.48	0.46	0.56	0.42	0.15

0.15	0.33	0.42	0.40	0.41	0.13	0.32	0.40	0.38	0.40	0.19	0.23	0.22	0.43	0.51	0.49	0.51
—	0.00(c)	—	—	—	—	0.00(c)	—	—	—	—	0.00(c)	0.00	0.00(c)	—	—	—
0.15	0.33	0.42	0.40	0.41	0.13	0.32	0.40	0.38	0.40	0.19	0.23	0.22	0.43	0.51	0.49	0.51

$11.56	$11.30	$11.27	$11.22	$11.29	$11.57	$11.30	$11.27	$11.22	$11.29	$11.58	$11.31	$11.54	$11.28	$11.25	$11.20	$11.27

3.67%	3.25%	4.23%	2.98%	0.47%	3.59%	3.09%	4.08%	2.83%	0.32%	4.13%	1.07%	4.55%	4.14%	5.12%	3.84%	1.32%

$636	$1,750	$3,219	$4,543	$4,243	$5,847	$3,311	$3,039	$4,007	$5,322	$11	$10	$61,991	$57,131	$54,444	$50,153	$7,302

1.56%	3.09%	3.75%	3.67%	3.55%	1.09%	2.83%	3.60%	3.53%	3.38%	1.72%	3.07%	2.21%	3.80%	4.59%	4.39%	4.41%
1.37%(e)	1.40%(e)	1.40%	1.39%	1.38%	1.52%(e)	1.55%(e)	1.55%	1.55%	1.53%	1.02%(e)	1.05%(e)	0.52%(e)	0.55%(e)	0.55%	0.54%	0.53%
1.37%	1.41%	1.40%	1.40%	1.46%	1.52%	1.55%	1.55%	1.56%	1.61%	1.02%	1.05%	0.52%	0.55%	0.55%	0.55%	0.61%
212%	263%	114%	222%	91%	212%	263%	114%	222%	91%	212%	263%	212%	263%	114%	222%	91%

CLASS B					CLASS C					CLASS Y
2009	2008	2007	2006	2005	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
9/8/93	—	—	—	—	9/30/99	—	—	—	—	9/26/97	—	—	—	—
$10.89	$11.41	$11.63	$11.77	$12.04	$10.89	$11.41	$11.62	$11.76	$12.04	$11.78	$12.34	$12.57	$12.72	$13.04

0.32	0.33	0.38	0.37	0.36	0.31	0.34	0.37	0.38	0.36	0.45	0.49	0.53	0.53	0.51
0.90	(0.51)	(0.23)	(0.14)	(0.27)	0.90	(0.52)	(0.21)	(0.14)	(0.28)	0.97	(0.56)	(0.23)	(0.15)	(0.31)
1.22	(0.18)	0.15	023	0.09	1.21	(0.18)	0.16	0.24	0.08	1.42	(0.07)	0.30	0.38	0.20

0.32	0.34	0.37	0.37	0.36	0.32	0.34	0.37	0.38	0.36	0.46	0.49	0.53	0.53	0.52
—	0.00(c)	—	—	—	—	0.00(c)	—	—	—	—	0.00(c)	—	—	—
0.32	0.34	0.37	0.37	0.36	0.32	0.34	0.37	0.38	0.36	0.46	0.49	0.53	0.53	0.52

$11.79	$10.89	$11.41	$11.63	$11.77	$11.78	$10.89	$11.41	$11.62	$11.76	$12.74	$11.78	$12.34	$12.57	$12.72

11.36%	(1.67)%	1.35%	2.05%	0.75%	11.24%	(1.68)%	1.44%	2.06%	0.66%	12.34%	(0.65)%	2.43%	3.09%	1.54%

$86	$158	$484	$849	$1,630	$945	$208	$228	$364	$956	$507	$36	$36	$35	$34

2.86%	2.99%	3.27%	3.24%	3.02%	2.72%	2.96%	3.27%	3.27%	3.03%	3.63%	3.99%	4.25%	4.24%	3.98%
1.61%(e)	1.62%(e)	1.62%	1.62%	1.62%	1.61%(e)	1.62%(e)	1.62%	1.63%	1.63%	0.61%(e)	0.62%(e)	0.62%	0.61%	0.62%
1.89%	1.89%	1.87%	1.79%	1.71%	1.89%	1.88%	1.87%	1.79%	1.71%	0.71%	0.86%	0.87%	0.77%	0.71%
24%	28%	40%	43%	39%	24%	28%	40%	43%	39%	24%	28%	40%	43%	39%

See Notes to Financial Statements	113

Financial Highlights

GE Total Return Fund
	CLASS A
Years ended September 30	2009	2008	2007	2006	2005
Inception date	1/5/93	—	—	—	—
Net asset value, beginning of period	$20.16	$27.03	$25.10	$24.94	$23.67
Income (loss) from investment operations:
Net investment income (b)	0.26	0.40	0.46	0.44	0.43
Net realized and unrealized gains (losses) on investments	(1.08)	(4.54)	4.01	1.91	1.67
Total income (loss) from investment operations	(0.82)	(4.14)	4.47	2.35	2.10
Less distributions from:
Net investment income	0.39	0.44	0.53	0.42	0.39
Net realized gains	1.05	2.29	2.01	1.77	0.44
Total distributions	1.44	2.73	2.54	2.19	0.83

Net asset value, end of period	$17.90	$20.16	$27.03	$25.10	$24.94

Total Return (a)	(2.60)%	(16.87)%	19.03%	10.01%	8.90%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$105,256	$116,282	$147,927	$133,003	$129,971
Ratios to average net assets:
Net investment income	1.66%	1.68%	1.82%	1.81%	1.74%
Net expenses	1.08%(e)	0.90%(e)	0.87%	0.89%	0.80%
Gross expenses	1.13%	0.90%	0.87%	0.89%	0.81%
Portfolio turnover rate	144%	156%	133%	118%	119%

GE Money Market Fund
	INSTITUTIONAL CLASS		RETAIL CLASS
Years ended September 30	2009	2008	2009	2008	2007	2006	2005
Inception date	3/17/08	—	1/5/93	—	—	—	—
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (b)	0.01	0.01	0.01	0.03	0.05	0.04	0.02
Net realized and unrealized gains (losses) in investments	—	—	—	—	—	—	—
Total income from investment operations	0.01	0.01	0.01	0.03	0.05	0.04	0.02
Less distributions from:
Net investment income (loss)	0.01	0.01	0.01	0.03	0.05	0.04	0.02
Net realized gains	—	0.00(c)	—	0.00(c)	—	—	—
Total distributions	0.01	0.01	0.01	0.03	0.05	0.04	0.02

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (a)	0.75%	1.10%	0.66%	3.05%	5.09%	4.38%	2.36%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$895,432	$682,828	$164,512	$203,595	$265,440	$214,333	$214,638
Ratios to average net assets:
Net investment income	0.72%	2.04%	0.69%	3.07%	4.97%	4.29%	2.32%
Net expenses	0.29%	0.29%	0.37%	0.41%	0.39%	0.41%	0.40%
Gross expenses	0.29%	0.29%	0.37%	0.41%	0.39%	0.41%	0.40%

114	See Notes to Financial Statements

GE Funds Prospectus

January 29, 2010

CLASS B					CLASS C					CLASS R		CLASS Y
2009	2008	2007	2006	2005	2009	2008	2007	2006	2005	2009	2008	2009	2008	2007	2006	2005
12/22/93	—	—	—	—	9/30/99	—	—	—	—	1/29/08	—	11/29/93	—	—	—	—
$19.36	$26.02	$24.23	$24.13	$22.91	$18.76	$25.36	$23.67	$23.62	$22.51	$20.13	$22.72	$20.39	$27.31	$25.34	$25.01	$23.74

0.14	0.21	0.26	0.25	0.24	0.13	0.21	0.26	0.24	0.23	0.23	0.25	0.31	0.47	0.53	0.47	0.50
(1.03)	(4.36)	3.87	1.84	1.61	(1.01)	(4.24)	3.77	1.80	1.58	(1.09)	(2.84)	(1.10)	(4.59)	4.04	2.11	1.66
(0.89)	(4.15)	4.13	2.09	1.85	(0.88)	(4.03)	4.03	2.04	1.81	(0.86)	(2.59)	(0.79)	(4.12)	4.57	2.58	2.16

0.19	0.22	0.33	0.22	0.19	0.24	0.28	0.33	0.22	0.26	0.35	0.00(c)	0.45	0.51	0.59	0.48	0.45
1.05	2.29	2.01	1.77	0.44	1.05	2.29	2.01	1.77	0.44	1.05	0.00(c)	1.05	2.29	2.01	1.77	0.44
1.24	2.51	2.34	1.99	0.63	1.29	2.57	2.34	1.99	0.70	1.40	0.00	1.50	2.80	2.60	2.25	0.89

$17.23	$19.36	$26.02	$24.23	$24.13	$16.59	$18.76	$25.36	$23.67	$23.62	$17.87	$20.13	$18.10	$20.39	$27.31	$25.34	$25.01

(3.37)%	(17.47)%	18.15%	9.18%	8.13%	(3.33)%	(17.48)%	18.16%	9.18%	8.12%	(2.88)%	(11.40)%	(2.39)%	(16.65)%	19.31%	11.03%	9.20%

$4,772	$8,222	$13,980	$14,942	$17,746	$10,841	$13,674	$14,462	$12,759	$15,975	$9	$9	$7,788	$5,571	$5,670	$3,161	$94,317

0.91%	0.91%	1.07%	1.04%	0.99%	0.90%	0.93%	1.07%	1.04%	0.99%	1.40%	1.67%	1.90%	1.96%	2.07%	1.82%	2.01%
1.87%(e)	1.65%(e)	1.62%	1.64%	1.55%	1.83%(e)	1.65%(e)	1.62%	1.64%	1.55%	1.33%(e)	1.15%(e)	0.83%(e)	0.65%(e)	0.62%	0.56%	0.55%
1.88%	1.66%	1.62%	1.64%	1.56%	1.88%	1.66%	1.62%	1.64%	1.56%	1.38%	1.08%	0.88%	0.65%	0.62%	0.56%	0.56%
144%	156%	133%	118%	119%	144%	156%	133%	118%	119%	144%	156%(d)	144%	156%	133%	118%	119%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(b)	Net investment income per share is based on average shares outstanding during the period.

(c)	Less than $0.005 per share.

(d)	Portfolio turnover is for the twelve month period.

(e)	Includes waiver of management fee in the GE Money Market Fund of Fund Investment.

See Notes to Financial Statements	115

GE Funds Prospectus

If you wish to know more

You will find additional information about the GE Funds in the following documents:

Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference and is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports to Shareholders: Additional information about each Fund’s investments is available in the GE Funds annual and semi-annual reports to shareholders. In the GE Funds annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

You may review and copy information about a Fund (including the SAI and other reports) at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. Please call the SEC at 1-202-551-8090 for information on the hours and operation of the Public Reference Room. You may also obtain reports and other information about a Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

GE Funds

You may obtain a free copy of the SAI or the GE Funds’ annual/semi-annual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.

P.O. Box 7900

3001 Summer Street

Stamford, CT 06904

Telephone 1-800-242-0134

Website http://www.geam.com/prospectus

Investment Adviser

GE Asset Management Incorporated

P.O. Box 7900

3001 Summer Street

Stamford, CT 06904

Transfer Agent

PNC Global Investment Servicing

101 Sabin Street

Pawtucket, RI 02860

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

GE Investment Distributors, Inc.

Member FINRA/SIPC

Investment Company Act file number: 811-7142

GEF-PRO-1 (01/10)

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

GE FUNDS

3001 Summer Street, Stamford, Connecticut 06905

For information, call (800) 242-0134

•	GE U.S. Equity Fund

•	GE Core Value Equity Fund

•	GE Premier Growth Equity Fund

•	GE Small-Cap Growth Equity Fund

•	GE Small-Cap Equity Fund

•	GE Global Equity Fund

•	GE International Equity Fund

•	GE Emerging Markets Equity Fund

•	GE International Fixed Income Fund

•	GE Fixed Income Fund

•	GE Government Securities Fund

•	GE Short-Term Government Fund

•	GE Tax-Exempt Fund

•	GE High Yield Fund

•	GE Total Return Fund

•	GE Money Market Fund

This Statement of Additional Information (“SAI”) supplements the information contained in the Statutory Prospectus of GE Funds (the “Trust”) dated January 29, 2010 (the “Prospectus”), and should be read in conjunction with the Prospectus. This SAI, although not a prospectus, is incorporated in its entirety by reference into the Prospectus. Copies of the Prospectus describing each series of the Trust listed above (“Funds”) may be obtained without charge by calling the Trust at the telephone number listed above. The Trust’s financial statements for the fiscal year ended September 30, 2009 and the Auditor’s Report thereon are incorporated by reference to the Trust’s Annual Report. Information regarding the status of shareholder accounts may be obtained by calling the Trust at the telephone number listed above or by writing to the Trust at P.O. Box 9838, Providence, RI 02940. Terms that are defined in the Prospectus shall have the same meanings in this SAI.

INVESTMENT STRATEGIES AND RISKS AND PORTFOLIO HOLDINGS

The Prospectus discusses the investment objectives and principal investment strategies of the following diversified open-end Funds: GE U.S. Equity Fund (the “U.S. Equity Fund”), GE Core Value Equity Fund (the “Core Value Equity Fund”), GE Premier Growth Equity Fund (the “Premier Fund”), GE Small-Cap Equity Fund (the “Small-Cap Equity Fund”), GE Global Equity Fund (the “Global Fund”), GE International Equity Fund (the “International Fund”), GE Fixed Income Fund (the “Income Fund”), GE Government Securities Fund (the “Government Securities Fund”), GE Short-Term Government Fund (the “Short-Term Government Fund”), GE Tax-Exempt Fund (the “Tax-Exempt Fund”), GE Total Return Fund (the “Total Return Fund”) and GE Money Market Fund (the “Money Market Fund”). GE International Fixed Income Fund (the “International Income Fund”), GE Emerging Markets Equity Fund (the “Emerging Markets Fund”), GE Small-Cap Growth Equity Fund (the “Small-Cap Growth Fund”) and GE High Yield Fund (the “High Yield Fund”), each an additional series of the Trust, are not currently offered by the Trust.

The principal investment objective or objectives of a Fund are fundamental and cannot be changed without the approval of a majority of the outstanding voting shares of beneficial interest of the class related to that Fund. Certain investment restrictions also are fundamental and cannot be changed without shareholder approval. In contrast, certain other investment restrictions, as well as the investment policies, of each Fund are not fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

There can be no assurance that any of the Funds will achieve their investment objective or objectives. Investors should not consider any one Fund alone to be a complete investment program. All of the Funds are subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the portfolio manager to make changes in the composition of the Fund in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of the Funds. The different types of securities, investments, and investment practices used by each Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument. In addition, the value of debt instruments generally rise and fall inversely with prevailing current interest rates. As described below, an investment in certain of the Funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign securities.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

U.S. Equity Fund. The investment objective of the U.S. Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes, under normal circumstances, in common and preferred stocks and other types of equity securities of issuers that are tied economically to the U.S., measured at the time of investment. An issuer is considered tied economically to the U.S., if at least 50% of its revenues or profits are from business activities in the U.S., or at least 50% of its assets are situated in the U.S., or the principal trading market for its securities is in the U.S.

Core Value Equity Fund. The investment objective of the Core Value Equity Fund is long-term growth of capital and future income. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in common and preferred stocks and other types of equity securities, measured at the time of investment. The Fund invests primarily in U.S. companies that the portfolio manager considers to be undervalued by the market but have solid growth prospects. Undervalued securities are those securities that are undervalued relative to the market, their peers, their historical valuation or their growth rate.

Premier Fund. The investment objective of the Premier Fund is long-term growth of capital and future income rather than current income. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in common and preferred stocks and other types of equity securities, measured at the time of investment. The Fund may invest in large and medium-sized companies (meaning companies with a market capitalization of $1 billion or more) that have above-average growth histories and/or growth potential.

Small-Cap Equity Fund. The investment objective of the Small-Cap Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in common and preferred stocks and other types equity securities of small-capitalization companies, measured at the time of investment. The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. GEAM will allocate the Fund’s assets among the sub-advisers to maintain a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value nor growth style investing. The Fund defines a small-cap company as one with a market capitalization that falls between (a) the bottom range of the Russell 2000® Index and (b) the greater of either the top range of the Russell 2000® Index or $3.0 billion.

Global Fund. The investment objective of the Global Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in common and preferred stocks and other types of equity securities, measured at the time of investment. The Fund may invest in a portfolio of securities issued by companies located in developed and emerging market countries, including the United States. Although the Fund is subject to no prescribed limits on geographic asset distribution, under normal circumstances at least 65% of the Fund’s assets are invested in the aggregate in no fewer than three different countries.

International Fund. The investment objective of the International Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in common and preferred stocks and other types of equity securities, measured at the time of investment. The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the United States. An issuer is considered to be located outside the United States if at least 50% of its revenues or profits are from business activities located outside the U.S., or at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The Fund intends to position itself broadly among countries and, under normal circumstances, at least 65% of the Fund’s assets will be invested in securities of issuers collectively in no fewer than three different countries other than the United States. The International Fund, under normal circumstances, invests at least 65% of its assets in common stocks, preferred stocks, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by companies believed by the portfolio manager to have a potential for superior growth in sales and earnings.

Emerging Markets Fund The investment objective of the Emerging Markets Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in common and preferred stocks and other types of equity securities of issuers that are located in emerging market countries. The portfolio managers focus on companies whose security valuation they believe do not fully reflect the long-term growth potential of the company. Under normal circumstances, the Fund’s assets are invested in foreign securities of companies representing at least three different countries.

Income Fund. The investment objective of the Income Fund is maximum income consistent with prudent investment management and the preservation of capital. Capital appreciation with respect to the Fund’s portfolio securities may occur but is not an objective of the Fund. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government Securities and money market instruments. This percentage limitation is measured at the time of investment. The Fund normally has a weighted average maturity of approximately five to ten years.

Government Securities Fund. The investment objective of the Government Securities Fund is a high level of current income consistent with safety of principal. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in U.S. Government Securities, measured at the time of investment.

Short-Term Government Fund. The investment objective of the Short-Term Government Fund is to seek a high level of income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets plus borrowings for investment purposes only, under normal circumstances, in U.S. Government Securities, measured at the time of investment. The Fund may invest in repurchase agreements secured by U.S. Government Securities.

Tax-Exempt Fund. The investment objective of the Tax-Exempt Fund is to seek as high a level of income exempt from federal income taxation as is consistent with preservation of capital. The Tax-Exempt Fund operates subject to a fundamental investment policy providing that it will invest its assets so that, during any fiscal year, at least 80% of the income generated by the Fund is exempt from regular federal income taxes and the federal alternative minimum tax. This percentage limitation is measured at the time of investment. Under normal circumstances, the Fund may hold up to 10% of its total assets in cash or money market instruments, including taxable money market instruments.

High Yield Fund. The investment objective of the High Yield Fund is above-average total return (total return includes both income and capital appreciation) over a market cycle of three to five years. The Fund seeks to achieve this objective by investing at least 80% of its net assets under normal circumstances in high yield securities (including bonds rated below investment grade, sometimes called “junk bonds”). The portfolio managers will not sell a particular security solely because it is no longer classified as high yield. The Fund also seeks to achieve its objective of total return, which includes income and growth of capital, primarily by earning a high rate of current income, although the Fund may seek capital growth opportunities when consistent with its objective.

Total Return Fund. The investment objective of the Total Return Fund is to seek maximum total return. The Fund seeks to achieve this objective by investing primarily in a combination of U.S. and foreign equity and debt securities, and cash. The Fund’s asset allocation process utilizes information from GE Asset Management’s (“GEAM”) Asset Allocation Committee to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objectives. The Fund may also at times adjust its investment exposure through the use of various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps.

GEAM has broad latitude in selecting the classes of investments to which the Total Return Fund’s assets are committed. Although the Fund has the authority to invest solely in equity securities, solely in debt securities, solely in cash or in any combination of these classes of investments, GEAM anticipates that at most times the Fund will be invested in a combination of equity and debt instruments and cash.

Money Market Fund. The investment objective of the Money Market Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the following U.S. dollar denominated, short-term money market instruments: (i) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“Government Securities”); (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers; (iii) commercial paper and notes, including those with floating or variable rates of interest; (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; (vi) debt securities issued by foreign issuers; and (vii) repurchase agreements. This percentage limitation is measured at the time of investment.

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Supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies is provided below. Unless otherwise indicated, all Funds are permitted to engage in the following investment strategies and techniques. The Funds are not obligated to pursue the following strategies or techniques and do not represent that these strategies or techniques are available now or will be available at any time in the future. A Fund will not purchase all of the following types of securities or employ all of the following strategies unless doing so is consistent with its investment objective.

The following tables summarize the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GEAM and subject to approval by the Fund’s Board of Trustees. Percentage figures refer to the percentage of a Fund’s assets that may be invested in accordance with the indicated technique.

	Borrowing	Repurchase Agreements	Reverse Repurchase Agreements	Restricted and Illiquid Investments	Structured and Indexed Securities	Purchasing and Writing Securities Options	Purchasing and Writing Securities Index Options
U.S. Equity Fund	33.33%	Yes	No	Yes	No	Yes	Yes
Core Value Equity Fund	33.33%	Yes	Yes	Yes	No	Yes	Yes
Premier Fund	33.33%	Yes	No	Yes	No	Yes	Yes
Small-Cap Equity Fund	33.33%	Yes	Yes	Yes	No	Yes	Yes
Global Fund	33.33%	Yes	No	Yes	No	Yes	Yes
International Fund	33.33%	Yes	No	Yes	No	Yes	Yes
Emerging Markets Fund	33.33%	Yes	Yes	Yes	Yes	Yes	Yes
Income Fund	33.33%	Yes	No	Yes	Yes	Yes	Yes
Government Securities Fund	33.33%	Yes	Yes	Yes	Yes	Yes	Yes
Short-Term Government Fund	33.33%	Yes	No	Yes	Yes	Yes	Yes
Tax-Exempt Fund	10%	Yes	Yes	Yes	No	Yes	Yes
High Yield Fund	33.33%	Yes	Yes	Yes	Yes	Yes	Yes
Total Return Fund	33.33%	Yes	Yes	Yes	Yes	Yes	Yes
Money Market Fund	33.33%	Yes	Yes	No	No	No	No

	Futures Contracts and Options on Futures Contracts	Forward Currency Transactions	Options on Foreign Currencies	Maximum Investment in Debt Securities	Maximum Investment in Below- Investment Grade Debt Securities (High Yield Securities)	Maximum Investment in Foreign Securities		When- Issued and Delayed Delivery Securities
U.S. Equity Fund	Yes	Yes	Yes	20%	5%	15	%*	Yes
Core Value Equity Fund	Yes	Yes	Yes	20%	5%	25	%*	Yes
Premier Fund	Yes	Yes	No	20%	5%	25	%*	Yes
Small-Cap Equity Fund	Yes	Yes	Yes	20%	10%	10	%*	Yes
Global Fund	Yes	Yes	Yes	20%	5%	100%		Yes
International Fund	Yes	Yes	Yes	20%	5%	100%		Yes
Emerging Markets Fund	Yes	Yes	Yes	20%	10%	100%		Yes
Income Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	35	%*	Yes
Government Securities Fund	Yes	Yes	Yes	100% (maximum of 10% in BBB by S&P or Baa by Moody’s or equivalent; maximum of 20% in A or lower by S&P, Moody’s or equivalent)	None	35	%*	Yes
Short-Term Government Fund	Yes	Yes	Yes	100%	None	35	%*	Yes
Tax-Exempt Fund	Yes	No	No	100% (maximum of 10% in BBB by S&P or Baa by Moody’s or equivalent)	5% in debt downgraded below investment grade subsequent to purchase	None		Yes
High Yield Fund	Yes	Yes	Yes	100%	100%	35%*		Yes
Total Return Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	70%*		Yes
Money Market Fund	No	No	No	100%	None	25	%*	Yes

*	This limitation excludes: American Depositary Receipts (ADRs); securities of a foreign issuer with a class of securities registered with the U.S. Securities and Exchange Commission and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

	Lending Portfolio Securities	Rule 144A Securities	Debt Obligations of Supranational Agencies	Depositary Receipts	Securities of Other Investment Funds	Municipal Leases	Floating and Variable Rate Instruments		Participation Interests in Municipal Obligations

U.S. Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No	*	No

Core Value Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No	*	No

Premier Fund	Yes	Yes	Yes	Yes	Yes	No	No	*	No

Small-Cap Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No	*	No

Global Fund	Yes	Yes	Yes	Yes	Yes	No	No	*	No

International Fund	Yes	Yes	Yes	Yes	Yes	No	No	*	No

Emerging Markets Fund	Yes	Yes	Yes	Yes	Yes	No	No	*	No

Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes		Yes

Government Securities Fund	Yes	Yes	Yes	Yes	Yes	No	Yes		No

Short-Term Government Fund	Yes	Yes	Yes	Yes	Yes	No	Yes		No

Tax-Exempt Fund	Yes	Yes	Yes	No	Yes	Yes	Yes		Yes

High Yield Fund	Yes	Yes	Yes	Yes	Yes	No	Yes		No

Total Return Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes		Yes

Money Market Fund	Yes	Yes	Yes	No	No	No	Yes		No

*	Excludes commercial paper and notes with variable and floating rates of interest.

	Zero Coupon Obligations	Municipal Obligations Components	Custodial Receipts on Municipal Obligations	Mortgage Related Securities including CMOs	Government Stripped Mortgage Related Securities	Asset- Backed Securities and Receivable - Backed Securities	Mortgage Dollar Rolls	Short Sales Against the Box

U.S. Equity Fund	Yes	No	No	Yes	No	No	No	No

Core Value Equity Fund	No	No	No	Yes	No	No	No	Yes

Premier Fund	No	No	No	Yes	No	No	No	No

Small-Cap Equity Fund	No	No	No	Yes	No	No	Yes	Yes

Global Fund	No	No	No	Yes	No	No	No	Yes

International Fund	No	No	No	Yes	No	No	No	Yes

Emerging Markets Fund	No	No	No	Yes	No	No	No	Yes

Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	No

Government Securities Fund	Yes	No	No	Yes	Yes	Yes	Yes	Yes

Short-Term Government Fund	Yes	No	No	Yes	Yes	Yes	Yes	No

Tax-Exempt Fund	Yes	Yes	Yes	Yes	No	No	No	Yes

High Yield Fund	Yes	No	No	Yes	Yes	Yes	Yes	Yes

Total Return Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	No

Money Market Fund	No	No	No	Yes	No	Yes	No	No

Money Market Fund Investments. The Money Market Fund limits its portfolio investments to securities that the Board determines present minimal credit risk and that are “Eligible Securities” at the time of acquisition by the Fund. “Eligible Securities” means securities rated by the requisite nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. “Requisite NRSROs” means (i) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or (ii) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, four organizations are NRSROs: Standard & Poor’s, a division of The McGraw Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Service, Inc., and Dominion Bank Ratings Service Limited. A discussion of the ratings categories is contained in the appendix to this SAI. By limiting its investments to Eligible Securities, the Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

The Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for Government Securities and except to the extent permitted under rules adopted by the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). In addition, the Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest short-term rating for debt obligations and comparable unrated securities (collectively, “Second Tier Securities”), and may not invest more than the greater of $1,000,000 or 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but not more than 25%) of the then-current value of the Fund’s total assets in the securities of a single issuer for a period of up to three business days, so long as (i) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (ii) the Fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by GEAM in accordance with procedures established by the Board. The Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. Up to 25% of the Fund’s total assets may be invested in foreign debt securities, excluding, for purposes of this limitation, ADRs, securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange, and dollar-denominated securities publicly offered in the U.S. by a foreign issuer. The Fund does not regard as a foreign security an Eligible Security issued by an issuer organized in the United States, even if affiliated with a foreign entity or otherwise serving as a nominal or co-issuer, or if issuing a security guaranteed by a foreign entity. Nor does the Fund regard as a foreign security, a dollar-denominated Eligible Security issued by a foreign bank with a branch in the United States. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The assets of the Fund are valued on the basis of amortized cost, as described below under “Net Asset Value.” The Fund also may hold liquid Rule 144A Securities (see “Restricted and Other Illiquid Investments”).

Money Market Instruments. The types of money market instruments in which each Fund may invest either directly or indirectly are as follows: (i) Government Securities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements.

Each Fund may also invest indirectly in money market instruments through investments in the Money Market Fund, which generally would be used to invest a Fund’s cash balance, as well as the cash balances of other non-money market investment companies managed by GEAM. In order to ensure that the Funds do not incur duplicative advisory fees on the cash balances invested in the Money Market Fund, GEAM will waive a portion of its management fee for each Fund in an amount equal to the management fees charged by the Money Market Fund with respect to each Fund’s investments of its cash holdings in the Money Market Fund, if any. Each Fund may invest up to 25% (10% in the case of the Tax-Exempt Fund) of its assets in the Money Market Fund.

Before using the Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Investment Fund, which is a privately offered pooled investment trust managed by GE Asset Management. GE Asset Management charges no advisory fee to the GEI Investment Fund. Those Funds may continue to hold a small interest in the GEI Investment Fund.

Each of the Funds may invest in the following types of Government Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an entity controlled by or supervised by, and acting as an instrumentality of, the Government of the United States pursuant to authority granted by the United States Congress, such as the following: the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“Ginnie Mae”), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“Fannie Mae”), Federal Deposit Insurance Corporation (“FDIC”), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States (i.e., U.S. Treasury bills and notes and obligations of Ginnie Mae), whereas other Government Securities that may be held by the Funds are supported by the right of the issuer to borrow from the U.S. Treasury (i.e., Fannie Mae) or are supported solely by the credit of the instrumentality (i.e., obligations of Freddie Mac). In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government. Other securities issued by a Government agency or related entity also may be considered Government Securities even though they are considered derivatives or use complex structures, such as stripped mortgage-backed securities, or interest-only or principal-only securities. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by an instrumentality of the U.S. Government only if the portfolio manager determines that the instrumentality’s credit risk does not make its securities unsuitable for investment by the Fund. For purposes of a repurchase agreement entered into by a Fund, however, Government Securities serving as collateral for that repurchase agreement means only those types of Government Securities that permit the Fund to look-through the repurchase agreement to that collateral for the purposes permitted by the 1940 Act, to the extent it is necessary or appropriate for the Fund to look through to that collateral.

Each Fund may also invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities. Money market instruments held by a Fund, other than the Money Market Fund, may be rated no lower than A-2 by S&P or Prime-2 by Moody’s or the equivalent from another NRSRO, or if unrated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. A description of the rating systems of Moody’s and S&P is contained in the Appendix. At no time will the investments of a Fund, other than the Tax-Exempt Fund and the Money Market Fund, in bank obligations, including time deposits, exceed 25% of the value of the Fund’s assets.

Cash and Temporary Defensive Positions. During periods when the portfolio manager believes there are adverse market, economic, political or currency conditions domestically or abroad, the portfolio manager may assume, on behalf of a Fund, a temporary defensive posture and (i) without limitation hold cash, or (ii) restrict the securities markets in which the Fund’s assets are invested by investing those assets in securities markets deemed by the portfolio manager to be conservative in light of the Fund’s investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash: (i) pending investment; (ii) for investment purposes; (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses, and (iv) during a Fund restructuring. A Fund may also hold cash under circumstances where the liquidation of a Fund has been approved by the Board and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. To the extent that a Fund, other than the Money Market Fund, holds cash, it may not achieve its investment objective.

Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (i) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

Debt Instruments. A debt instrument held by a Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund’s yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund’s current yield. In periods of rising interest rates, the opposite result can be expected to occur.

Ratings as Investment Criteria. The ratings of NRSROs such as S&P or Moody’s represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the portfolio manager as initial criteria for the selection of portfolio securities on behalf of the Funds, the portfolio manager also relies upon its own analysis to evaluate potential investments.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although neither event will require the sale of the securities by a Fund, other than the Money

Market Fund, the portfolio manager will consider the event in its determination of whether the Fund should continue to hold the securities. In the event the rating of a security held by the Money Market Fund falls below the minimum acceptable rating or the issuer of the security defaults, the Money Market Fund will dispose of the security as soon as practicable, consistent with achieving an orderly disposition of the security, unless the Board determines that disposal of the security would not be in the best interests of the Money Market Fund. To the extent that a NRSRO’s ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

Certain Investment-Grade Debt Obligations. Although obligations rated BBB by S&P or Baa by Moody’s are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody’s are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

Below Investment-Grade Debt Securities. Certain Funds are authorized to invest in securities rated lower than investment grade (sometimes referred to as “junk bonds”). Below investment-grade and comparable unrated securities (collectively referred to as “below investment-grade” securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

The market values of certain below investment-grade securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, below investment-grade securities generally present a higher degree of credit risk. Issuers of below investment-grade securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because below investment-grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for below investment-grade securities may diminish the Trust’s ability to obtain accurate market quotations for purposes of valuing the securities held by a Fund and calculating the Fund’s net asset value.

Real Estate and Real Estate Related Investments. The Total Return Fund may invest in securities of issuers principally engaged in or related to the real estate industry (as described below) as well as publicly traded limited partnerships related to the real estate industry. To the extent that it invests in such securities, the Total Return Fund is subject to the risks associated with such securities described below. However, the Total

Return Fund may also invest directly in real estate to a limited extent, such as through the ownership of a building or portion of a building and related land. Therefore, to the extent the Total Return Fund invests in direct interests in real estate, it would be particularly subject to the risks associated with the direct ownership of real estate. The principal risk of owning real estate is illiquidity. When the market value of real estate assets is in decline, selling such assets at a reasonable price may be difficult or impossible. Other risks of owning real estate include: declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, lack of availability of financing, costs resulting from clean-up of environmental problems or liability to third parties for damages arising from environmental problems, and natural disasters, acts of war and terrorist attacks.

An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50% of its total assets (marked-to-market), gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools) real estate brokers and developers, companies that manage real estate, and companies that own substantial amounts of real estate. Issuers in businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

There are risks associated with investing in, among other things, the securities of issuers that own, construct, manage, or sell residential, commercial, or industrial real estate, which are essentially all of the risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, lack of availability of financing, costs resulting from clean-up of environmental problems or liability to third parties for damages arising from environmental problems, and natural disasters, acts of war and terrorist attacks. Further, it is subject to the risk that the value of such securities will be adversely affected by one or more of the foregoing risks.

Because the Total Return Fund may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status as a regulated investment company. See “Dividends, Distributions and Taxes.”

In addition to the risks discussed above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time. See “Investment Strategies and Risks” in this SAI for more information about REITs.

Investments in Physical Commodities. The Total Return Fund may invest in physical commodities such as gold and other precious metals, raw materials, agricultural products, and energy resources including oil and natural gas. Physical commodities often experience sharp price volatility as a result of a number of domestic and global factors including resource availability, fluctuations in supply and demand and in market perceptions of the same, economic cycles, speculation in commodities and manipulation of certain commodities markets. In addition, economic factors such as changes in interest rates, currency fluctuations, and changes in inflation or expectations of future inflation movements can impact prices of physical commodities. Furthermore, physical commodities are also subject to geopolitical factors including political upheaval and wars, social and economic conditions within commodity producing countries, government regulation of the production and sale of commodities (including restrictions on private or foreign ownership or development of commodities), and general trade or currency restrictions between countries.

Repurchase Agreements and Reverse Repurchase Agreements. Each Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with its investment objectives. The Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York’s list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, a Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the securities underlying a repurchase agreement of a Fund are monitored on an ongoing basis by GEAM to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. GEAM also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements. Income derived by the Tax-Exempt Fund when engaging in a repurchase agreement is not exempt from Federal income taxation.

Certain Funds may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date. A Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Fund’s securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a Fund’s obligations with respect to reverse repurchase agreements are segregated and maintained with the Trust’s custodian or a designated sub-custodian.

A Fund entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The Fund will, in particular, be subject to the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Restricted and Other Illiquid Investments. Each Fund, other than the Money Market Fund, may invest up to 10% of its assets in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, Rule 144A securities that have been determined to be liquid by the Board based upon the trading markets for the securities. In addition, each Fund, other than the Money Market Fund, may invest up to 15% (10% in the case of the Tax-Exempt Fund) of its assets in “illiquid investments”; the Money Market Fund may not, under any circumstance, invest in illiquid investments. Illiquid investments are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid investments that are held by a Fund may take the form of options traded over-the-counter, repurchase agreements maturing in more than seven days, certain mortgage related securities and securities subject to restrictions on resale that GEAM has determined are not liquid under guidelines established by the Board.

Restricted securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. A Fund’s investments in illiquid investments are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that GEAM deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Rule 144A Securities. Each of the Funds may purchase Rule 144A Securities. Certain Rule 144A securities may be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A securities. A Fund’s purchase of Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by the Fund. The Board has established standards and procedures for determining the liquidity of a Rule 144A security and monitors GEAM’s implementation of the standards and procedures.

When-Issued and Delayed-Delivery Securities. To secure prices or yields deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Fund, however, prior to the actual delivery or payment by the other party to the transaction. Each Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a “when, as and if issued” basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each Fund’s when-issued or delayed-delivery purchase commitments will be segregated with the Trust’s custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed- delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a Fund’s net asset value.

When a Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Funds’ incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Warrants. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by a Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Fund’s net assets. The Money Market Fund may not invest in any form of warrants. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

Smaller Capitalization Companies. Investing in securities of small- and medium-capitalization companies may involve greater risks than investing in larger, more established issuers. Such smaller capitalization companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established issuers. As a result, the prices of securities of smaller capitalization companies may fluctuate to a greater degree than the prices of securities of other issuers. Although investing in securities of smaller capitalization companies offers potential for above-average returns, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

Foreign Securities. Investing in securities issued by foreign companies and governments, including securities issued in the form of depositary receipts, involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and U.S. corporations. Less information may be available about foreign companies than about U.S. companies, and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, limitations on the use or removal of funds or other assets (including the withholding of dividends), and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.

Depositary Receipts. Certain Funds may invest in securities of foreign issuers in the form of ADRs and European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than a sponsored ADR. Each of these Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

Currency Exchange Rates. A Fund’s share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund’s portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Developing Countries/Emerging Market Countries. Investing in securities issued by companies located in developing countries or emerging market countries involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing countries or emerging market countries that may affect investment in their markets include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies located in developing countries or emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Lending Portfolio Securities. Each Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 30% (5% in the case of the Tax-Exempt Fund and 33.33% in the case of the Total Return Fund) of a Fund’s assets taken at value. The Fund’s loans of securities will be collateralized by cash, letters of credit or Government Securities. The Funds will retain the right to all interest and dividends payable with respect to the loaned securities. If a Fund lends its portfolio securities it may charge the borrower a negotiated fee and retain the ability to terminate the loan at any time. Cash or instruments collateralizing a Fund’s loans of securities are segregated and maintained at all times with the Trust’s custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, a Fund will be subject to risks, including the potential inability to recall the loaned securities should the borrower fail financially, and the possible loss in market value of the collateral. Income derived by the Tax-Exempt Fund on any loan of its portfolio securities will not be exempt from Federal income taxation.

If a Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive a reasonable fee on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value of the loaned securities; and (v) the Fund may pay only reasonable custodian fees in connection with the loan. Payments received by a Fund in lieu of any dividends paid on the loaned securities will not be treated as

“qualified dividend income” for purposes of determining what portion of the Fund’s regular dividends (as defined below) received by individuals may be taxed at the rates generally applicable to long-term capital gains (see “DIVIDENDS, DISTRIBUTIONS AND TAXES – Taxation of U.S. Shareholders” below). When securities are loaned, voting rights typically are passed to the borrower. However, if a member of the proxy committee determines that a proxy vote is materially important to the shareholders of the Trust and where it is feasible to recall the securities on a timely basis, GEAM may use its reasonable efforts to recall the loaned securities. GEAM disclaims any responsibility for its inability to vote on proposals where, despite its reasonable efforts, it could not successfully recall the loaned securities before the record date and/or the deadline for voting, as applicable. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a “finder.”

Securities of Other Investment Companies. Each Fund, other than the Money Market Fund, may invest in other investment companies that invest principally in securities in which the Fund is authorized to invest, and as permitted by the 1940 Act and the rules thereunder. To the extent a Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees; provided however, GEAM will reimburse each Fund for the management fees each Fund pays on the cash balances invested in the Money Market Fund, if any.

Purchasing Put and Call Options on Securities. Each Fund, other than the Money Market Fund, may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by a Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a Fund. In addition, the premiums paid by a Fund in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the Fund’s net assets.

Covered Option Writing. Each Fund, other than the Money Market Fund, may write covered put and call options on securities. A Fund will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

The Funds with option-writing authority will write only options that are covered. A call option written by a Fund will be deemed covered (i) if the Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (ii) if the Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (iii) in the case of a call option on a stock index, if the Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (iv) if at the time the call is written, an amount of cash, Government Securities or other liquid assets equal to the fluctuating market value of the optioned securities is segregated with the Trust’s custodian or with a designated sub-custodian. A put option will be deemed covered (i) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Trust’s custodian or with a designated sub-custodian, or (ii) if the Fund continues to own an equivalent number of puts of the same “series” (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same “class” (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Trust’s custodian or with a designated sub-custodian).

The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.

So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) and of the securities exchange on which the option is written.

A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option’s expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder’s exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Funds are expected to purchase only call or put options issued by the Clearing Corporation. GEAM expects that the Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Funds in the over-the-counter market.

A Fund may realize a profit or loss upon entering into closing transactions. When a Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and NASDAQ and by requirements of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio’s position being offset by a loss on the hedge position.

A Fund will engage in hedging transactions only when deemed advisable by the portfolio manager. Successful use by a Fund of options will depend on the portfolio manager’s ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance.

Securities Index Options. In seeking to hedge all or a portion of its investments, each Fund, other than the Money Market Fund, may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the Fund’s portfolio. The Funds with such option writing authority may write only covered options. A Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index option written by a Fund will be deemed covered in any manner permitted under the 1940 Act or the rules and regulations thereunder or any other method determined by the SEC to be permissible.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder’s right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A Fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indices is subject to the portfolio manager’s ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio manager desires that a Fund engage in such a transaction.

Over-the-Counter (“OTC”) Options. Certain Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer that issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers that will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund’s ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

Futures Contracts and Options on Futures Contracts. Certain Funds may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the CFTC or in the over-the-counter market. If entered into, these transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved. No Fund will enter into a transaction involving futures and options on futures for speculative purposes.

An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

The CFTC recently eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment adviser to the registered investment company claims an exclusion from regulation as a commodity pool operator. In connection with the management of the Funds, GEAM has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, the Funds are no longer restricted in their ability to enter into futures transactions and options thereon under CFTC regulations. The Funds, however, continue to have policies with respect to futures and options thereon as set forth herein. The current view of the staff of the SEC is that a Fund’s long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the Trust’s custodian or a designated sub-custodian or “covered” in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

No consideration is paid or received by a Fund upon trading a futures contract. Upon entering into a futures contract, cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount will be segregated with the Trust’s custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Fund holding the options.

The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Furthermore, because any income earned from transactions in futures contracts and related options will be taxable, the portfolio manager of the Tax-Exempt Fund anticipates that the Fund will invest in these instruments only in unusual circumstances, such as when the portfolio manager anticipates a significant change in interest rates or market conditions. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance.

Although the Trust intends that the Funds enter into futures contracts only if an active market exists for the contracts, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered and no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

Forward Currency Transactions. Certain Funds may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund’s securities are or may be denominated. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. No Fund will enter into forward currency transactions for speculative purposes. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

Forward currency contracts are agreements to exchange one currency for another at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into the contract. Forward currency contracts (i) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. A Fund, however, may enter into forward currency contracts requiring deposits or involving the payment of commissions. The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. To assure that a Fund’s forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with the Trust’s custodian or a designated sub-custodian in an amount at all times equal to or exceeding the Fund’s commitment with respect to the contracts.

Upon maturity of a forward currency contract, a Fund may (i) pay for and receive the underlying currency, (ii) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (iii) negotiate with the dealer to terminate the forward contract into an offset with the currency trader providing for the Fund’s paying or receiving the difference between the exchange rate fixed in the contract and the then, current exchange rate. The Trust may also be able to negotiate such an offset on behalf of a Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a Fund.

In hedging a specific portfolio position, a Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by GEAM. A Fund’s exposure with respect to forward currency contracts is limited to the amount of the Fund’s aggregate investments in instruments denominated in foreign currencies.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchanges are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

In entering into forward currency contracts, a Fund will be subject to a number of risks and special considerations. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the portfolio manager’s special skills and experience with respect to those instruments and will usually depend upon the portfolio manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect. Although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

The ability to dispose of a Fund’s positions in forward currency contracts depends on the availability of active markets in those instruments, and the portfolio manager cannot predict the amount of trading interest that may exist in the future in forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that a Fund will be able to utilize these contracts effectively for the intended purposes.

Options on Foreign Currencies. Certain Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by a Fund. The Funds with such option writing authority may write only covered options. No Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by a Fund are traded on U.S. or foreign exchanges or in the OTC market.

Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counterparty default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund’s position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies may be traded on foreign exchanges that are not regulated by either the SEC or the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability of data on which to make trading decisions than in the United States, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.

Interest Rate Swaps, Currency Swaps and Index Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Index swaps involve the exchange by a Fund with another party of their respective rights to return on or increase in value of a basket of securities. Since swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap positions entered into for hedging purposes. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio manager is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if swaps were not used.

Credit Default Swaps. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to a Fund. Credit default swaps involve greater risks than if a Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks.

Structured and Indexed Securities. Certain Funds may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators (“reference instruments”). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security’s issuer, the Funds will bear the market risk of the reference instrument.

Mortgage Related Securities. Certain Funds may invest in mortgage related securities which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Ginnie Mae, by government sponsored corporations, such as Fannie Mae and Freddie Mac, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

The average maturity of pass-through pools of mortgage related securities in which certain of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. Ginnie Mae, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. Freddie Mac is a stockholder-owned corporation chartered by Congress, which is subject to general regulation by the Secretary of Housing and Urban Development. Participation certificates representing interests in mortgages from Freddie Mac’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by Freddie Mac. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government.

Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The portfolio manager assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities in these Funds. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of these Funds. Because prepayments of principal generally occur when interest rates are declining, a Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund’s yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that these Funds purchase mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

Adjustable rate mortgage related securities (“ARMs”) have interest rates that reset at periodic intervals, thereby allowing certain Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Funds generally will be able to reinvest these amounts in securities with a higher current rate of return. None of these Funds, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or “caps”) for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Funds’ net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag behind changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

Collateralized mortgage related securities (“CMOs”) are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which these Funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

Further, if the Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the portfolio manager, each of these Funds limits its investments in these securities, together with other illiquid instruments, to not more than 15% (10% in the case of the Tax-Exempt Fund) of the value of its net assets.

Supranational Agencies. Each Fund may invest up to 10% of its assets in debt obligations of supranational agencies such as the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is a twelve-nation organization engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

Municipal Obligations. The term “Municipal Obligations” as used in the Prospectus and this SAI means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for regular Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for regular Federal income tax purposes in the opinion of bond counsel to the issuer.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Trust nor the portfolio manager will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel.

Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of Municipal Obligations also may be affected by changes in the credit rating or financial condition of the issuing entities.

Tax legislation may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Trust nor the portfolio manager can predict with certainty the effect of tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Fund. In addition, neither the Trust nor the portfolio manager can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Trust monitors legislative developments and considers whether changes in the objective or policies of a Fund need to be made in response to those developments. If any laws are enacted that would reduce the availability of Municipal Obligations for investment by the Tax-Exempt Fund so as to affect the Fund’s shareholders adversely, the Trust will reevaluate the Fund’s investment objective and policies and might submit possible changes in the Fund’s structure to the Fund’s shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable for Federal income tax purposes, the Trust would treat the security as a permissible taxable money market instrument for the Fund within the applicable limits set forth in the Prospectus.

Municipal Obligation Components. Certain Funds may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the “Auction Component”) pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the “Residual Component”) pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. A Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component’s rate increases and decrease as the Auction Component’s rate increases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

Municipal Leases. Included among Municipal Obligations in which a Fund may invest are participations in lease obligations or installment purchase contracts issued by state or local governmental authorities (“Municipal Leases”) to obtain funds to acquire a wide variety of equipment and facilities.

Although Municipal Leases do not normally constitute general obligations of the municipality, they are ordinarily backed by the municipality’s agreement to make the payments due under the obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, Municipal Leases have additional risks not normally associated with other Municipal Obligations. Municipal Leases may contain “non-appropriation” clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. There have been challenges to the legality of lease financing in some states and, from time to time, certain municipalities have considered not appropriating funds for lease payments. Moreover, although some Municipal Leases will be secured by the leased equipment and facilities, the disposition of the equipment or facilities in the event of foreclosure might prove to be difficult.

Municipal Leases that a Fund may acquire will be both rated and unrated. Rated Municipal Leases that may be held by a Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. A Fund may acquire unrated issues that the portfolio manager deems to be comparable in quality to rated issues in which a Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Board.

An unrated Municipal Lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the portfolio manager to be of high quality and minimal credit risk will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the portfolio manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

Municipal Leases held by a Fund may be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Municipal Lease. In determining the liquidity of a Municipal Lease, in accordance with methods adopted by the Board, the following factors relating to the security are considered, among others: (i) the frequency of trades and quotes; (ii) the number of dealers willing to purchase or sell the security; (iii) the willingness of dealers to undertake to make a market; (iv) the nature of the marketplace trades; and (v) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

The Tax-Exempt Fund intends to invest in Municipal Leases of a broad range of issuers, consistent with prudent regional diversification. Interest payments on qualifying Municipal Leases are exempt from federal income taxes. Investors in most states will generally be subject to state taxation on all or a portion of the income and capital gains produced by such securities.

Floating and Variable Rate Instruments. Certain Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and tend to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Certain Funds may purchase floating and variable rate demand bonds and notes, which are debt securities ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a Fund’s right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Fund will meet the quality criteria established by GEAM for the purchase of debt securities. GEAM considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund’s portfolio.

Participation Interests. Certain Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. A Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Fund’s participation interest in the Municipal

Obligation, plus accrued interest. The Trust intends that a Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. A Fund will invest no more than 5% of the value of its total assets in participation interests.

Zero Coupon Obligations. Certain Funds may invest in zero coupon obligations. Zero coupon obligations generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Funds will receive no payments on its zero coupon obligations prior to their maturity or disposition, it will be required for Federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon obligations. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent these Funds are required to liquidate thinly traded securities, the Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Funds to pay distributions, each of those Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

The Tax-Exempt Fund, Short-Term Government Fund and Total Return Fund may each invest up to 10% of its assets in zero coupon obligations. Zero coupon obligations are generally divided into two categories: “Pure Zero Obligations,” which are those that pay no interest for their entire life, and “Zero/Fixed Obligations,” which pay no interest for some initial period and thereafter pay interest currently. In the case of a Pure Zero Obligation, the failure to pay interest currently may result from the obligation’s having no stated interest rate, in which case the obligation pays only principal at maturity and is sold at a discount from its stated principal. A Pure Zero Obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the life or payment deferral period of the obligation.

Custodial Receipts. Certain Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon obligations described above. Although under the terms of a custodial receipt a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Government Stripped Mortgage Related Securities. Certain Funds may invest in government stripped mortgage related securities issued and guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. These securities represent beneficial ownership interests in either periodic principal distributions (“principal-only” or “PO”) or interest distributions (“interest-only” or “IO”) on mortgage related certificates issued by Ginnie Mae, Fannie Mae or Freddie Mac. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. These Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when GEAM believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Funds.

Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to prepayment on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO government stripped mortgage related securities and increasing the yield to maturity on PO government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Funds’ not fully recovering their initial investment in an IO government stripped mortgage related security. The sensitivity of an IO security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of the characteristics of the principal portion to which they relate.

Government stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. No assurance can be given that these Funds will be able to effect a trade of a government stripped mortgage related security at a desired time. These Funds will acquire government stripped mortgage related securities only if a secondary market for the securities exists at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Trust’s Board, the Fund treats government stripped mortgage related securities as illiquid and will limit each Fund’s investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

Asset-Backed and Receivable-Backed Securities. Certain Funds may invest in securities issued by trusts and special purpose corporations with principal and interest payouts backed by, or supported by, any of various types of assets. These assets typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures similar to the Collateralized Mortgage Obligation or CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

The yield characteristics of asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The portfolio manager will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

Asset-backed securities involve certain risks that are not posed by other types of CMO securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and Other Collateralized Debt Obligations (“CDOs”). Certain Funds may invest in CBOs, CLOs and other CDOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities (which would have the risks described elsewhere in this document for that type of security) and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities discussed elsewhere in this document, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, volatility in values, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Mortgage Dollar Rolls. Certain Funds may, with respect to up to 33 1/3% of their total assets, enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any proceeds received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the portfolio manager’s ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

For financial reporting and tax purposes, each of these Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Short Sales Against the Box. Certain Funds may sell securities “short against the box.” Whereas a short sale is the sale of a security a Fund does not own, a short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

World Equity Benchmark Shares (WEBS) and Other Index-Related Securities. Certain Funds may invest in exchange-traded funds, which are baskets of securities designed to generally track an index or a foreign market, such as iShares or Standard & Poor’s Depositary Receipts (“SPDRs”). These securities are considered to be investment companies for purposes of the Funds’ investment limitations.

Portfolio Holdings.

The Funds’ portfolio holdings must be adequately protected to prevent the misuse of that information by a third party to the potential detriment of the shareholders. Accordingly, the Funds have adopted, and the Board has approved, policies and procedures designed to ensure that the disclosure of the Funds’ portfolio holdings is in the best interest of the Funds’ shareholders in the manner described below. GEAM and the Board may amend these policies and procedures at any time without prior notice.

Various non-Fund advisory clients of GEAM may hold securities substantially similar to those securities held by the Funds. Although GEAM has also adopted policies and procedures regarding the selective disclosure of the contents of those other portfolios, those policies and procedures contain different procedures and limitations than the policies and procedures that apply to the disclosure of the Funds’ portfolio holdings.

The Funds’ portfolio holdings are made public, as required by law, in the Funds’ annual and semi-annual reports. These reports are filed with the SEC and mailed to shareholders within 60 days after the end of the relevant fiscal period. In addition, as required by law, the Funds’ portfolio holdings as of fiscal quarter end are reported to the SEC, and posted to the Funds’ website, within 60 days after the end of the Funds’ first and third fiscal quarters so that they are available to any interested person.

The following information is also available on the Funds’ website (http://www.geam.com) or by calling 1-800-242-0134:

1. A complete listing of each Funds’ portfolio holdings and related information (such as number of shares, value and percentage of the portfolio) will be available to any interested person as of each month-end, at least 30 days following the month-end;

2. Top ten portfolio holdings and related information (such as number of shares, value and percentage of the portfolio) for all Funds will be available to any interested person as of each month-end, at least 15 days after the month-end; and

3. Characteristics of securities (such as number of shares, principal amount of bonds, percentage of portfolio, sector, country, regional, quality and duration breakdowns, depending on the type of account) held in any of the Funds based on a Fund’s entire portfolio (or a portion thereof) will be available to any interested person as of each month-end, at least 15 days after the month-end on the Funds’ website.

This information will be available on the Funds’ website until updated for the next appropriate period. This information may be disclosed to any person no earlier than one day after it has been posted to the website.

The Funds and GEAM reserve the right to make the Funds’ portfolio holdings and related information available on the Funds’ website earlier or later than permitted above if it is determined prior to such disclosure that (1) there is a legitimate business purpose to do so (as described below in the paragraphs related to selective disclosures of Fund portfolio holdings information); (2) any actual or potential conflicts of interest between the Funds and their affiliates are reviewed and considered; and (3) the timing of such disclosure is not expected to result in harm to the Funds. Prior to such disclosure being released and made available to the public on the Funds’ website, the following condition must be met:

Any Senior Vice President or Vice President of GEAM’s Legal Department or GEAM’s General Counsel; (b) any Manager of GEAM’s Compliance Department; and (c) the Chief Investment Officer (or other individual in a senior management position) of the applicable Fund, (i) must be informed of each arrangement involving the proposed disclosure of the Funds’ portfolio holdings information in a timeframe different from the standard timeframe, (ii) must analyze it to determine potential and actual conflicts of interests in an effort to minimize those conflicts to the extent reasonable and practicable and (iii) must authorize its occurrence.

Selective (i.e. non-public) disclosures of portfolio holdings information relating to the Funds, even if subject to the conditions specified in the portfolio holdings policies and procedures, should be done only where legitimate business purposes of the Fund are served and the potential and actual conflicts of interest between the Fund and their affiliates are reviewed and considered.

Selective disclosures could be considered to serve the legitimate business purposes of the Funds, if: (1) done to further the interests of the Funds or (2) the disclosure is not expected to result in harm to the Funds (such harm could occur by permitting third parties to trade ahead of, or front run, the Funds or to effect trades in shares of the Funds with portfolio holdings information that other current or potential investors do not have). For example, certain vendors of GEAM or the Funds provide services that are essential in the operations of the Funds, or assist GEAM in providing services to the Funds or in conducting its investment management business activities in general. In order to properly perform these services, these vendors typically need to obtain Fund portfolio holdings information on a very frequent and timely basis, often on the same day it is derived. In addition, certain institutional Fund clients (and their representatives) may require us to provide them with more timely portfolio holdings information for their review, in fulfillment of their fiduciary obligations.

Potential and actual conflicts of interest between the Funds and their affiliates must also be reviewed and considered. For example, there may be situations where the selective disclosure of Fund portfolio holdings information facilitates portfolio management activities or the potential growth of the Funds, which could legitimately serve the common interests of both the Funds and GEAM or its affiliates. However, such selective disclosures should not be made for the benefit of GEAM or its affiliates, such as the receipt of compensation for the disclosure of those portfolio holdings, without also considering whether the disclosure would be in the interests of the Funds or, at a minimum, result in no harm to the Funds.

The following conditions must be met in order to disclose Fund portfolio holdings information before it is released and made available to the public:

(1) Any Senior Vice President or Vice President of GEAM’s Legal department or GEAM’s General Counsel; (2) any Manager of GEAM’s Compliance department; and (3) the Chief Investment Officer, or other individual in a senior management position of the applicable Fund, (i) must be informed of each arrangement involving selective disclosure of Fund portfolio holdings information, (ii) must analyze it to determine potential and actual conflicts of interest in an effort to minimize those conflicts to the extent reasonable and practicable and (iii) must authorize its occurrence; and

(2) Depending on the type of recipient, the recipient of the information must agree in writing to maintain the confidentiality of the information provided (or the recipient must be subject to professional or ethical obligations not to disclose or improperly use the information, such as would apply to independent public accounting firms and legal counsel), and not to trade on the basis of the information provided in any account over which it has influence or control, until the public release of the information. With respect to mutual fund investors (and their representatives), the disclosure is limited to month-ending date information that is provided at least 15 days following the month-end; and

(3) GEAM’s CIMs department must maintain a list of all entities that receive selective disclosure of portfolio holdings and the reason for such disclosure.

Other entities not subject to the conditions described above also may be provided portfolio holdings information on a daily basis without any delay in transmission if they are subject to professional or ethical obligations not to disclose or improperly use the information (e.g., independent public accounting firms and legal counsel).

Various broker-dealers or futures commission merchants not subject to the conditions described above also may be provided portfolio holdings information daily without any delay in transmission in connection with the purchase or sale of securities, requests for price quotations on securities or bids on securities.

A custodian not subject to the conditions described above also may be provided portfolio holdings information daily without any delay in transmission in connection with the provision of custodial services to the mutual fund.

As of the date of this SAI, the Fund provides its portfolio holdings to the following entities as of a date more frequent than month-end and/or prior to the time lag period (i.e., 30 days or 15 days) set forth above:

•	Custodian (sub-custodians) and accounting agent;

•	Securities lending agent(s);

•	Proxy voting agent(s);

•	Transfer agent (in the event of a redemption or purchase in-kind);

•	Sub-adviser(s);

•	A GE affiliated provider of certain administrative functions;

•	Legal counsel to the Funds, GEAM or non-interested Trustees of the Funds;

•	Auditor(s);

•	Financial printer(s);

•	Provider(s) of attribution and/or portfolio analysis, including:

•	FactSet Research Systems, Inc.

•	Richards & Tierney, Inc.

•	Rating agencies;

•

Other recipients could include various stock markets and exchanges, regulatory authorities and, to a more limited extent, the issuers of securities held by the Funds with respect to only the securities of the particular issuer.

Neither the Funds nor GEAM receive separate compensation with respect to the selective disclosure of portfolio holdings from any recipient of such information.

The Funds will make reasonable efforts to work with the entities listed above to obtain written acknowledgements and to implement the conditions described above. GEAM’s compliance department will analyze no less frequently than annually the shareholder records of the Fund in an effort to determine whether any Fund client or critical vendor violated the no trading ban that is in effect until the public release of the portfolio holdings information. GEAM’s compliance department will review the findings of the analysis with GEAM’s legal department. However, such a monitoring effort is not likely to detect every misuse of that information, particularly if concealed in some fashion. Certain employees of GEAM and GE Investment Distributors, Inc. (“GEID”) may also have access to that non-public portfolio information, but those employees will normally be subject to a code of ethics and other policies and procedures intended to prevent misconduct.

There can be no assurance that the Funds’ policies and procedures on disclosure of portfolio holdings will protect the Funds from misuse of such information by individuals or entities that come into possession of the information.

INVESTMENT RESTRICTIONS

Each Fund is subject to fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, fundamental investment policies and limitations may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

All Funds except the Small-Cap Equity Fund, Emerging Markets Fund, Tax-Exempt Fund, High Yield Fund and Total Return Fund:

The following policies and limitations supplement those described in the Prospectus and this SAI. Investment restrictions numbered 1 through 10 below have been adopted by the Trust as fundamental policies of all the Funds, except with respect to the Small-Cap Equity Fund, Emerging Markets Fund, Tax-Exempt Fund, High Yield Fund and Total Return Fund. Investment restrictions 11 through 18 are not fundamental policies and may be changed by a vote of the Board at any time.

1. No Fund may borrow money, except that the Small-Cap Growth Fund, Core Value Equity Fund, Government Securities Fund and Money Market Fund may enter into reverse repurchase agreements, and except that each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings of 5% or more of a Fund’s total assets are outstanding, including reverse repurchase agreements, the Fund will not make any additional investments.

2. No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending portfolio securities in an amount not to exceed 30% of the Fund’s assets taken at market value, (c) entering into repurchase agreements, (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

3. No Fund, other than the International Income Fund, may purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Fund’s total assets would be invested in the securities of the issuer, except that (a) up to 25% of the value of the total assets of each Fund, other than the Money Market Fund, may be invested without regard to this limitation, and (b) the Money Market Fund may invest more than 5% of its total assets in the securities of an issuer to the extent permitted by Rule 2a-7 under the 1940 Act. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

4. No Fund, other than the International Income Fund, may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund’s investments in Government Securities and (b) up to 25% of the value of the assets of a Fund, other than the Money Market Fund, may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

5. No Fund may invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government and (b) all supranational organizations. In addition, securities held by the Money Market Fund that are issued by domestic banks are excluded from this restriction. However, each foreign country’s banks are regarded as a separate industry.

6. No Fund may underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the “1933 Act”).

7. No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer’s obligations, in the event of a default by that issuer.

8. No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9. No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by a Fund.

10. No Fund may invest in commodities, except that each Fund (other than the Money Market Fund) may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forwards, futures and options contracts) as described in this SAI and in the Prospectus.

11. No Fund may purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that (a) each Fund, other than the Money Market Fund, may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts and (b) the Money Market Fund may acquire “puts” and “unconditional puts” as defined in Rule 2a-7 under the 1940 Act.

12. No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

13. No Fund may invest in companies for the purpose of exercising control or management.

14. No Fund may purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value. The Money Market Fund may not invest in any form of warrants.

15. No Fund may purchase illiquid investments if more than 15% of the total assets of the Fund would be invested in illiquid investments; the Money Market Fund will not purchase illiquid investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

16. No Fund may purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”), that have been determined to be liquid by the Board based upon the trading markets for the securities.

17. No Fund may issue senior securities except as otherwise permitted by the 1940 Act and as otherwise permitted herein.

18. Each of the Funds, with the exception of the Total Return Fund, invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the types of investments implied by its name. Each of the Funds will provide shareholders at least 60 days’ prior notice before changing this non-fundamental policy.

Notes to Investment Restrictions

With respect to investment restriction No. 12, investments by the Funds (other than the Money Market Fund) in the GEI Investment Fund is not considered an investment in another investment company for purposes of this restriction.

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of investment restriction No. 5 above, the Trust may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable. Also with respect to investment restriction no. 5 (the exclusion for the Money Market Fund’s investment in domestic bank obligations), that Fund will invest in such obligations using the investment criteria of, and in compliance with, Rule 2(a)(7) under the 1940 Act. In evaluating and selecting such investments, GEAM, on behalf of that Fund, uses the criteria set forth under the headings “Money Market Fund” and “Money Market Fund Investments” in this statement of additional information.

The Small-Cap Equity Fund, Emerging Markets Fund and High Yield Fund

The following policies and limitations supplement those described in the Prospectus and this SAI. Investment restrictions numbered 1 through 8 below have been adopted by the Trust as fundamental policies of the Small-Cap Equity Fund, Emerging Markets Fund and the High Yield Fund. Investment restrictions 9 through 14 are not fundamental policies and may be changed by a vote of the Board at any time.

1. Each Fund may not borrow money, except that it may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) obtain such short-term credits as may be necessary for the clearance and purchases and sales of portfolio securities, (d) purchase securities and other investments on margin to the extent permitted by applicable law, (e) engage in dollar rolls and other similar transactions, and (f) as otherwise permitted by applicable law.

2. Each Fund may not lend its assets or money to other persons, except (a) by purchasing debt obligations (including privately placed debt obligations), (b) by lending cash or securities as permitted by applicable law, (c) by entering into repurchase agreements, (d) by investing in futures contracts on securities and securities indices and options on such futures contracts, and (e) as otherwise permitted by applicable law.

3. Each Fund shall invests at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) Government Securities, (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities are limited as to any single issuer to an amount not greater than 5% of the Fund’s total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

4. Each Fund may not invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government and (b) all supranational organizations.

5. Each Fund may not underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with each Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that a Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the “1933 Act”).

6. Each Fund may not purchase or sell real estate, except (1) that a Fund may: (a) invest in mortgage-related securities and securities secured by real estate, mortgages, or interests in real estate or mortgages, (b) purchase securities of issuers that invest or deal in real estate, mortgages or interests in real estate or mortgages (e.g., real estate investment trusts), (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business, (d) acquire real estate or interests in real estate securing an issuer’s obligations, and (e) invest in real estate limited partnerships; and (2) as otherwise permitted by applicable law.

7. Each Fund may not issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

8. Each Fund may not purchase or sell commodities or commodities contracts, except as otherwise permitted by applicable law.

9. Each Fund may not purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that a Fund may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts.

10. Each Fund may not invest in companies for the purpose of exercising control or management.

11. Each Fund may not purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

12. Each Fund may not purchase illiquid investments if more than 15% of the total assets of the Fund would be invested in illiquid investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

13. Each Fund may not purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”), that have been determined to be liquid by the Board based upon the trading markets for the securities.

14. Each Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the types of investments implied by its name. The Fund will provide shareholders at least 60 days’ prior notice before changing this non-fundamental policy.

Notes to Investment Restrictions

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of investment restriction No. 4 above, the Trust may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

The Total Return Fund:

The following policies and limitations supplement those described in the Prospectus and this SAI. Investment restrictions numbered 1 through 8 below have been adopted by the Trust as fundamental policies of the Total Return Fund. Investment restrictions 9 through 13 are not fundamental policies and may be changed by a vote of the Board at any time.

1. The Total Return Fund shall invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) Government Securities (as defined in the 1940 Act), (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities (acquired pursuant to this policy) are limited as to any single issuer to an amount not greater than 5% of the Fund’s total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

2. The Total Return Fund will not make investments that will result in the concentration (as that term is used in the 1940 Act) of its assets in securities of issuers in any one industry.

3. The Total Return Fund may purchase or sell commodities or commodity contracts, subject to other investment policies and applicable law.

4. The Total Return Fund may not issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

5. The Total Return Fund may purchase or sell real estate, or direct or indirect interests in real estate, subject to other investment policies and applicable law.

6. The Total Return Fund may not borrow money, except that it may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33.33% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, (d) engage in transactions in mortgage dollar rolls and other similar transactions, and (e) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.

7. The Total Return Fund may not lend its assets or money to other persons, except by (a) purchasing debt obligations (including privately placed debt obligations), (b) lending cash or securities as permitted by applicable law, (c) entering into repurchase agreements, (d) investing in permitted leveraged investments, and (e) as otherwise permitted by applicable law.

8. The Total Return Fund may not underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the “1933 Act”).

9. The Total Return Fund may not purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that the Fund may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts.

10. The Total Return Fund may not invest in companies for the purpose of exercising control or management.

11. The Total Return Fund may not purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

12. The Total Return Fund may not purchase illiquid investments if more than 15% of the total assets of the Fund would be invested in illiquid investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

13. The Total Return Fund may not purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”), that have been determined to be liquid by the Board based upon the trading markets for the securities.

Notes to Investment Restrictions for Total Return Fund

The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of fundamental investment restriction number 2 above, the Company may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Company may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Company may select its own industry classifications, provided such classifications are reasonable. Also for purposes of investment restriction number 2 above, the meaning of concentration is meant to be consistent with the current views of the SEC staff that investments representing more than 25% of a fund’s total assets in an industry or group of industries constitutes concentration for purposes of requiring a recital of a policy under Section 8(b) (1)(E) of the 1940 Act to concentrate in that industry.

The Tax-Exempt Fund:

Investment restrictions numbered 1 through 10 below have been adopted by the Trust as fundamental policies of the Tax-Exempt Fund. Investment restrictions 11 through 16 are not fundamental policies and may be changed by a vote of the Board at any time. The Tax-Exempt Fund may not:

1. Purchase more than 10% of any class of securities of any one issuer (except Government Securities and securities fully collateralized by Government Securities).

2. Invest more than 5% of its total assets in the securities of any one issuer (except for Government Securities and securities fully collateralized by Government Securities, and options thereon).

3. Issue senior securities, as defined in the 1940 Act, except as permitted by Section 18(f)(2) of that Act or as permitted by an SEC exemptive order.

4. Borrow amounts in excess of 10% of its total assets and then only as a temporary measure for extraordinary or emergency purposes. This restriction shall not prohibit entry into reverse repurchase agreements if as a result the Tax-Exempt Fund’s current obligations under such agreements would not exceed one-third of the current market value of its total assets (less its liabilities other than under reverse repurchase agreements).

5. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the Tax-Exempt Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interest in real estate securing an issuer’s obligations, in the event of a default by that issuer.

6. Invest in commodities, except that the Tax-Exempt Fund may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forward, futures and options contracts) as described in this Statement of Additional Information and in the Prospectus.

7. Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities, the lending of portfolio securities (not more than 5% of the Tax-Exempt Fund’s net assets), the entry into repurchase agreements (not more than one-third of the current market value of the Tax-Exempt Fund’s total assets shall constitute secured “loans” by the Tax-Exempt Fund under repurchase agreements), trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and investing in variable rate demand notes.

8. Invest more than 25% of the value of the Tax-Exempt Fund’s total assets in securities of issuers in any one industry, except securities issued or guaranteed by a state, municipality or other political subdivision, unless the securities are backed only by the assets and revenues of non-governmental users. For purposes of this restriction, the term industry will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government, and (b) all supranational organizations.

9. Underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Tax-Exempt Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Tax-Exempt Fund may acquire securities under circumstances in which, if the securities were sold, the Tax-Exempt Fund might be deemed to be an underwriter for purposes of the 1933 Act.

10. Invest its assets so that, during any fiscal year, least than 80% of the income generated by the Fund is exempt from regular Federal income taxes and the Federal alternative income tax.

11. Invest in the securities of an issuer for the purpose of exercising control or management, but the Tax-Exempt Fund may do so where it is deemed advisable to protect or enhance the value of an existing investment.

12. Purchase securities of any other investment company, except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokerage commission) and only to the extent of 10% of the Tax-Exempt Fund’s assets or as part of a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

13. Purchase restricted securities if more than 10% of the total assets of the Tax-Exempt Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding, for purposes of this restriction, repurchase agreements having less than seven days to maturity, reverse repurchase agreements, firm commitment agreements, futures contracts and options thereon, and Rule 144A Securities that have been determined to be liquid by the Board based upon the trading markets for the securities.

14. Purchase securities on margin, except any short-term credits which may be necessary for the clearance of transactions and the initial or maintenance margin in connection with options and futures contracts and related options.

15. Make short sales of securities, unless the Tax-Exempt Fund owns an equal amount of the securities or securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short; provided that this restriction shall not prohibit the use of options and futures contracts for hedging purposes.

16. Purchase any security while borrowings representing more than 5% of the Tax-Exempt Fund’s net assets (including loans, reverse repurchase agreements or other borrowings) are outstanding.

Notes to Investment Restrictions

With respect to investment restriction No. 12, investments by the Fund in the GEI Investment Fund is not considered an investment in another investment company for purposes of this restriction.

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of investment restriction No. 8 above, the Trust may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

PORTFOLIO TRANSACTIONS AND TURNOVER

Decisions to buy and sell securities for each Fund are made by the portfolio manager, subject to review by the Board. Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On many foreign exchanges, commissions are fixed and may be higher than for securities traded on U.S. exchanges. Generally, no stated commissions are applicable to securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. Government Securities generally will be purchased on behalf of a Fund from underwriters or dealers, although certain newly issued Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

The following table shows the amount of brokerage commissions paid by certain Funds over the past three fiscal years. Variations in the amount of brokerage commissions paid by a Fund from year to year may result from changing asset levels, market conditions or changes in GEAM’s outlook.

Fund	Year ended September 30, 2009	Year ended September 30, 2008	Year ended September 30, 2007
U.S. Equity Fund	$381,637	$436,392	$427,653
Premier Fund	$80,448	$126,231	$240,582
Core Value Equity Fund	$63,317	$64,041	$61,436
Small-Cap Equity Fund	$55,970	$48,441	$112,167
Global Fund	$79,512	$108,933	$132,457
International Fund	$84,041	$89,591	$72,950
Total Return Fund	$103,338	$151,620	$139,329

The Funds have adopted, and the Board has approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. In accordance with these procedures, in selecting brokers or dealers to execute securities transactions on behalf of a Fund, the portfolio manager seeks the most favorable terms available under the circumstances (“best execution”). In assessing the overall terms available when seeking best execution for any transaction, the portfolio manager considers factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting brokers or dealers to execute securities transactions on behalf of a Fund, the portfolio manager does not take into account a broker or dealer’s promotional or sales efforts on behalf of a Fund.

In addition, the investment advisory agreement between the Trust and GEAM relating to each Fund authorizes GEAM, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which GEAM or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund’s receiving brokerage and research services. Such services include analyses and reports regarding issuers, industries, economic trends, portfolio strategy, and may effect securities transactions and perform certain functions related thereto. In addition, such services may include advice concerning the advisability of investing in, purchasing or selling securities and the availability of particular securities or buyers or sellers of securities. The research services received from broker-dealers that execute transactions on behalf of a Fund may be useful to GEAM in servicing that Fund as well as all of GEAM’s accounts and not all of these services may be used in connection with the particular Fund or Funds generating the commissions. Consistent with limits established by the Federal securities laws, a Fund may pay a broker-dealer commissions for agency transactions that exceed the amount of commissions charged by other broker-dealers in recognition of their research and brokerage services.

The following table shows the dollar amount of brokerage commissions paid to firms that provided research and brokerage services and the approximate dollar amount of transactions involved during the fiscal year ended September 30, 2009. Funds that are not listed paid no brokerage commissions to firms that provided such services.

Fund	Commissions Paid to Firms for Brokerage and Research Services	Total Amount of Transactions for Brokerage and Research Services
U.S. Equity Fund	$47,415	$45,037,409
Premier Fund	$7,003	$7,737,500
Core Value Equity Fund	$8,069	$6,965,940
Global Fund	$16,283	$11,100,451
International Fund	$8,870	$5,218,948
Total Return Fund	$10,083	$7,477,606

The following table shows the dollar amount of brokerage commissions paid to each firm that provided research and brokerage services obtained in compliance with Section 28(e) of the Exchange Act and the approximate dollar amount of transactions involved during the fiscal year ended September 30, 2009.

Firm	Commissions Paid to Firm for Brokerage and Research Services	Total Amount of Transactions for Brokerage and Research Services
Bank of America Securities	$3,757.21	$2,103,725.86
Barclay’s Capital Inc.	$56,627.34	$43,043,398.17
Chapdelaine Institutional Equities	$9,147.95	$5,153,299.62
Citigroup	$12,134.24	$7,823,670.72
Credit Suisse	$28,020.23	$28,940,104.00
J.P. Morgan Securities Inc.	$1,868.33	$845,076.48
UBS	$9,908.36	$8,051,548.31
Weeden & Co.	$23,383.32	$23,271,519.56

The Board periodically reviews the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including Government Securities, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or GEAM is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC.

GEAM may select broker-dealers that are affiliated with the Trust or GEAM. All brokerage commissions paid to affiliates will be fair and reasonable. The Board has determined that, to the extent consistent with applicable provisions of the 1940 Act and rules thereunder and procedures adopted by the Board, transactions for a Fund may be executed through the Distributor, if, in the judgment of GEAM, the use of the Distributor is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the Distributor charges the Fund a fair and reasonable rate consistent with that payable by the Fund to other broker-dealers on comparable transactions. Under rules adopted by the SEC, the Distributor generally may not execute transactions for a Fund on the floor of any national securities exchange, but may effect transactions by transmitting orders for execution providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with the Distributor. The Distributor will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation that it receives from a Fund.

The Funds did not pay any brokerage commissions to affiliated brokers during the previous three fiscal years.

Certain of the Fund’s investment strategies may result in a Fund having a high portfolio turnover rate. Higher portfolio turnover may cause a Fund to experience increased transaction costs, dealer markups, brokerage expenses and other acquisition costs, and shareholders to incur increased taxes on their investment in a Fund. The portfolio manager does not consider portfolio turnover rate a limiting factor in making investment decisions on behalf of any Fund consistent with the Fund’s investment objective and policies. Variations in portfolio turnover rates may be due to fluctuations in shareholder purchase, exchange and redemption transactions, market conditions or changes in the portfolio manager’s outlook. The Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the Fund experiencing high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, however, this type of trading by the Money Market Fund will not result in the Fund’s paying higher brokerage commissions. The following table provides the portfolio turnover rates for each Fund over the past two fiscal years.

Fund	Portfolio Turnover for Period Ended 9/30/09	Portfolio Turnover for Period Ended 9/30/08
U.S. Equity Fund	49%	55%
Premier Fund	27%	30%
Core Value Equity Fund	69%	67%
Small-Cap Equity Fund	51%	60%
Global Fund	60%	57%
International Fund	60%	39%
Emerging Markets Fund	N/A	N/A
Income Fund	341%	467%
Government Securities Fund	157%	279%
Short-Term Government Fund	212%	263%
Tax-Exempt Fund	24%	28%
High Yield Fund	N/A	N/A
Total Return Fund	144%	156%
Money Market Fund	N/A	N/A

MANAGEMENT OF THE TRUST

Trustees and Officers

The Board oversees the business affairs of the Trust. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Funds, including agreements with the Funds’ investment adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Funds have been delegated to GEAM.

The name, address, positions held, principal occupation during the past five years, number of portfolios in fund complex overseen and other directorships held by each Trustee and executive officer who is an “interested person” (as defined in the 1940 Act) and each non-interested Trustee are shown below. The business address of each Trustee and executive officer who is an “interested person” is 3001 Summer Street, Stamford, Connecticut 06905.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Michael J. Cosgrove 60	Chairman of the Board and President	Until successor is elected and qualified – 15 years	President and Chief Executive Officer – Mutual Funds & Intermediary Business at GEAM since March 2007; Executive Vice President of GEAM from February 1997 to March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988	51	Chairman of the Board and President of GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds, General Relief and Loan Fund, and General Electric Pension Trust since 1988; Trustee of Fordham University since 2002; Trustee, GE Volunteers since 1993, Director, GE Asset Management (Ireland) Limited, since February 1999; GE Asset Management Funds plc. since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998.

Matthew J. Simpson 48	Trustee and Executive Vice President	Until successor is elected and qualified – 2 years	Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to July 2007; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President from October 2003 to July 2007.	51	Trustee and Executive Vice President of GE Institutional Funds since July 2007. Director of GE Investments Funds, Inc. since July 2007; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Eunice Tsang 50	Treasurer	Until successor is elected and qualified – less than one year	GEAM Operational Controllership and Technical Accounting Manager since December 2007; Financial Planning & Analysis Manager – Performance Leader from June 2005 to December 2007; GEAM Quality Black Belt from 2001 to June 2005; Financial Planning and Analysis Manager from 2000 to 2001; and Mutual Fund Assistant Controller from October 1997 to 2000.	N/A	N/A

Jeanne M. LaPorta 44	Vice President & Secretary	Until successor is elected and qualified – Vice President - 5 years; Secretary – 3 years	Senior Vice President and Deputy General Counsel at GEAM since October 2007; Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007, Vice President and Assistant Secretary of GE Institutional Funds and GE Investments Funds, Inc. from September 2003 to July 2007; Vice President and Secretary of GE Institutional Funds and GE Investments Funds since July 2007; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.	N/A	N/A

NON-INTERESTED TRUSTEES

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John R. Costantino c/o GEAM 3001 Summer St. Stamford, CT 06905 63	Trustee	Until successor is elected and qualified – 15 years	General Partner, NGN Capital LLC since 2006; Managing Director, Vice President of Walden Capital Management since 1996.	43	Trustee of GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee Fordham University from 1989 to 1995 and 2001 to 2007 and Trustee Emeritus since 2007; Trustee of Neuroscience Research Institute since 1986; Trustee of Gregorian University Foundation from 1992 to 2007, Director of Artes Medical from 2006 to 2008.

William J. Lucas c/o GEAM 3001 Summer St. Stamford, CT 06905 61	Trustee	Until successor is elected and qualified – 15 years	Vice President and Treasurer of Fairfield University since 1983.	43	Trustee of GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

Robert P. Quinn c/o GEAM 3001 Summer St. Stamford, CT 06905 74	Trustee	Until successor is elected and qualified – 15 years	Retired since 1983 from Salomon Brothers Inc.	43	Trustee of GE Institutional Funds since 1997, Director of GE Investments Funds, Inc. since 1997.

Each of Michael J. Cosgrove, Matthew J. Simpson, Eunice Tsang and Jeanne M. LaPorta are deemed “interested persons” by virtue of their status as directors, officers or employees of GEAM, GEID and/or GE.

The non-interested trustees are members of the Fund’s Audit Committee and Governance Committee. The Audit Committee evaluates and selects the Fund’s independent auditors. The Audit Committee meets with the Fund’s independent auditors to review the scope and cost of the Fund’s audit and reviews the report, addresses any issues with the independent auditors, approves all significant services to be performed by the independent auditors and to consider the possible effect of such services on their independence. During the past fiscal year, the Audit Committee held four meetings.

The Governance Committee selects and nominates person(s) for election or appointment as trustees including independent trustees and trustees who are interested persons of the Trust, reviews the compensation payable to the independent trustees and makes recommendations to the Board with respect thereto, reviews and evaluates the functioning of the Board and the various committees of the Board and makes recommendations with respect thereto, selects independent counsel to the independent trustees and consults with independent counsel so that it may be apprised of regulatory developments affecting governance issues. The Governance Committee shall review nominees recommended to the Board by shareholders and shall evaluate such nominees in the same manner as it evaluates nominees identified by the Governance Committee. During the past fiscal year, the Governance Committee did not meet.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Fund together with the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustee in the GE Family of Funds as of December 31, 2009:

Name of Trustee	Dollar Range of Equity Securities in GE Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Michael J. Cosgrove	$10,001 - $50,000	$10,001 - $50,000
Matthew J. Simpson	$0 - $10,000	$0 - $10,000
John R. Costantino	$10,001 - $50,000	$10,001 - $50,000
William J. Lucas	Over $100,000	Over $100,000
Robert P. Quinn	$10,001 - $50,000	$10,001 - $50,000

The following table lists for each non-interested Trustee and his immediate family members as of December 31, 2009, each class of securities owned beneficially or of record in GEAM and GEID or any entity directly or indirectly, controlling, controlled by, or under common control with GEAM or GEID, including the General Electric Company and any sub-adviser or any entity directly or indirectly, controlling, controlled by, or under common control of any sub-adviser.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percent of Class
John R. Costantino		NONE

William J. Lucas		NONE

Robert P. Quinn		NONE

No employee of GE or any of its affiliates receives any compensation from the Trust for acting as a Trustee or officer of the Trust. Each Trustee of the Trust who is not a director, officer or employee of GEAM, GEID, GE, or any affiliate of those companies, receives an annual fee of $100,000 for services as Trustee. In addition to this annual fee, Mr. Costantino, as lead director, receives $20,000 per annum, Mr. Lucas, as chairperson of the Audit Committee, receives $10,000 per annum, and Mr. Quinn, as lead independent Trustee of GEAM’s fair valuation committee, receives $10,000 per annum.

Trustees’ Compensation

(for the fiscal year ended September 30, 2009)

Name of Trustee	Total Compensation From the Trust	Total Compensation from Investment Companies Managed by GEAM
Michael J. Cosgrove	None	None+
Matthew J. Simpson	None	None+
John R. Costantino	$24,719	$110,000++
William J. Lucas	$22,659	$100,000++
Robert P. Quinn	$22,659	$100,000++

+	As of September 30, 2009, Mr. Cosgrove and Mr. Simpson served as Trustee or Director of twelve investment companies advised by GEAM. They are considered to be interested persons of each investment company advised by GEAM, as defined under Section 2(a)(19) of the 1940 Act, and, accordingly, serve as Trustees thereof without compensation.
++	As of September 30, 2009, Messrs. Costantino, Lucas and Quinn served as Trustees or Directors of four investment companies advised by GEAM and the compensation is for their services as Trustees or Directors of these companies.

Investment Adviser and Administrator

GEAM serves as the Trust’s investment adviser and administrator. GEAM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and is located at 3001 Summer Street, Stamford, Connecticut 06905. GEAM, which was formed under the laws of Delaware in 1988, is a wholly owned subsidiary of the General Electric Company (“GE”). GE is a diversified technology, media and financial services company with products and services ranging from aircraft engines, power generation, water processing and security technology to medical imaging, business and consumer financing, media content and advanced materials. GE serves customers in more than 100 countries and employs more than 300,000 people worldwide. GEAM currently provides advisory services with respect to a number of other mutual funds and private institutional accounts. The professionals responsible for the investment operations of GEAM also provide investment advisory services with respect to GE’s pension and benefit plans and a number of funds offered exclusively to GE employees, retirees and certain related persons. These funds include the Elfun Family of Funds (the first of which, Elfun Trusts, was established in 1935) and the funds offered as part of GE’s 401(k) program (also known as the GE Savings and Security Program), which are referred to as the GE S&S Program Mutual Fund and the GE S&S Income Fund. The investment professionals at GEAM and its predecessors have managed GE’s pension assets since 1928. As of December 31, 2009, GEAM had approximately $118 billion of assets under management, of which approximately $21 billion was invested in mutual funds.

Personnel of each of the Funds, GEAM, and GEID and the sub-adviser are subject to a code of ethics, pursuant to Rule 17j-1 under the 1940 Act, (and also pursuant to Rule 204A-1 under the Advisers Act with respect to GEAM and each sub-adviser) which establishes procedures for personal investing and restricts certain transactions by persons subject to the code. Personnel subject to the code of ethics are permitted to invest in securities, including securities that may be purchased or held by a Fund, if they follow procedures outlined in the code.

GEAM Investment Advisory and Administration Agreements

The duties and responsibilities of GEAM are specified in investment advisory and administration agreements (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) between GEAM and the Trust on behalf of the respective Funds. Under each Advisory Agreement, GEAM, subject to the supervision of the Trust’s Board, provides a continuous investment program for the relevant Fund’s assets, including investment research and management. GEAM determines from time to time what investments are purchased, retained or sold by the Fund and places purchase and sale orders for the Fund’s investments. GEAM provides the Trust with all executive, administrative, clerical and other personnel necessary to operate each Fund, and pays salaries and other employment-related costs of employing these persons. GEAM furnishes the Trust and each Fund with office space, facilities, and equipment and pays the day-to-day expenses related to the operation of such space, facilities and equipment. GEAM, as administrator, also: (a) maintains the books and records of each Fund; (b) prepares reports to shareholders of each Fund; (c) prepares and files tax returns for each Fund; (d) assists with the preparation and filing of reports and the Trust’s registration statement with the SEC; (e) provides appropriate officers for the Trust; (f) provides administrative support necessary for the Board to conduct meetings; and (g) supervises and coordinates the activities of other service providers, including independent auditors, legal counsel, custodians, accounting service agents and transfer agents.

GEAM is generally responsible for employing sufficient staff and consulting with other persons that it determines to be necessary or useful in the performance of its obligations under each Advisory Agreement. Each Advisory Agreement obligates GEAM to provide services in accordance with the relevant Fund’s investment objective, policies and restrictions as stated in the Trust’s current registration statement, as amended from time to time, and to keep the Trust informed of developments materially affecting that Fund, including furnishing the Trust with whatever information and reports the Board reasonably requests.

Each Advisory Agreement provides that GEAM may render similar advisory and administrative services to other clients so long as when a Fund or any other client served by GEAM are prepared to invest in or desire to dispose of the same security, available investments or opportunities for sales will be allocated in a manner believed by GEAM to be equitable to the Fund. The Advisory Agreements also provide that GEAM shall not be liable for any error of judgment or mistake of law or for any loss incurred by a Fund in connection with GEAM’s services pursuant to the Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

Each Advisory Agreement is effective from its date of execution, and continues in effect for an initial two-year term and will continue from year to year thereafter so long as its continuance is approved annually by (a) the Board or (b) a vote of a majority of the relevant Fund’s outstanding voting securities, provided that in either event the continuance also is approved by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons, as such term is defined in the 1940 Act, of any party to the Agreement by a vote cast in person at meeting called for the purpose of voting on such approval.

Each Advisory Agreement is not assignable and may be terminated without penalty by either the Trust or GEAM upon no more than 60 days’ nor less than 30 days’ written notice to the other or by vote of holders of a majority of the relevant Fund’s outstanding voting securities.

The agreements governing the investment advisory services furnished to the Trust by GEAM provide that, if GEAM ceases to act as the investment adviser to the Trust, at GEAM’s request, the Trust’s license to use the initials “GE” will terminate and the Trust will change the name of the Trust and the Funds to a name not including the initials “GE.”

Investment Advisory Fees

The Funds pay GEAM fees for advisory and administration services provided under the Advisory Agreements that are accrued daily and paid monthly at the following annual rates based upon the value of the Funds’ average daily net assets: Premier Fund — 0.60%, U.S. Equity Fund — 0.40%, Small-Cap Equity Fund — 0.95%, Core Value Equity Fund — 0.55%, Global Fund — 0.75%, International Fund — 0.80%, Emerging Markets Fund — 1.05%, Total Return Fund — 0. 50%, Tax-Exempt Fund — 0.35%, High Yield Fund — 0.60%, Income Fund — 0.35%, Government Securities Fund — 0.40%, Short-Term Government Fund — 0.30% and Money Market Fund — 0.25%.

The Tax Exempt Fund, Emerging Markets Fund and High Yield Fund continue to maintain contractual arrangements (collectively, the “Expense Limitation Agreements”) with GEAM to limit other expenses of each class of each Fund on an annualized basis through January 29, 2011. Under the Expense Limitation Agreements currently in place for the Tax-Exempt Fund, Emerging Markets Fund and the High Yield Fund, GEAM has agreed to assume certain other operating expenses of the Funds to maintain net expense levels at or below predetermined levels. Expenses borne by GEAM (under both the current and expired Expense Limitation Agreements) may be reimbursed by the Funds up to three years from the date the expense was incurred provided, however, that no reimbursement payment is to be made if it would cause a Fund to exceed its expense limits.

For the fiscal year ended September 30, 2009, the following reimbursement amounts were made:

Fund	Reimbursement
Tax-Exempt Fund	$22,985

GEAM has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Money Market Fund to the extent necessary to maintain a minimum annualized net yield of 0.00% for all share classes. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by GEAM at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss. Management fee reduced by GEAM may be recouped by GEAM for up to three years from the date reduced, provided that the total operating expense ratio for the Fund’s Retail Class shares, after giving effect to the recoupment, would not exceed 0.60% for the fiscal year in which the recoupment is made.

GEAM also has a contractual arrangement with each Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to GEAM on the Fund’s cash holdings invested in the Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2011, and can only be changed or terminated with the approval of the Trust’s Board of Trustees and GEAM.

The following table provides total investment advisory and administration fees paid by each Fund, and, where applicable, total fees and expenses waived for the last three fiscal years.

Fund	Total Fees for Fiscal Year ended 9/30/09	Fees and expenses waived 9/30/09	Total Fees for Fiscal Year ended 9/30/08	Fees and expenses waived 9/30/08	Total Fees for Fiscal Year ended 9/30/07	Fees and expenses waived 9/30/07
U.S. Equity Fund	$1,098,356	$12,800	$1,654,964	$8,736	$1,803,374	—
Premier Fund	$893,733	$12,163	$1,427,920	$5,995	$1,891,979	—
Core Value Equity Fund	$177,672	$60,916	$285,468	$88,137	$345,896	$3,417
Small-Cap Equity Fund	$336,478	$21,030	$469,573	$7,079	$613,084	—
Global Fund	$301,455	$2,916	$535,782	$1,164	$505,072	—
International Fund	$330,624	$94,682	$578,222	$101,884	$489,096	—
Emerging Markets Fund	None	None	None	None	None	None
Income Fund	$415,945	$66,416	$488,788	$50,373	$503,913	$15,078
Government Securities Fund	$466,358	$7,995	$478,234	$35,340	$504,572	$8,313
Short-Term Government Fund	$337,245	$16,531	$302,726	$17,245	$291,663	$360
Tax-Exempt Fund	$120,687	$78,309	$112,712	$82,083	$94,159	$67,493
High Yield Fund	None	None	None	None	None	None
Total Return Fund	$479,975	$130,849	$585,690	$45,460	$604,778	—
Money Market Fund	$2,055,396	$2,731	$1,536,572	—	$591,064	—

Investment Sub-Adviser

Each Advisory Agreement permits GEAM, subject to the approval of the Board and other applicable legal requirements, to enter into any advisory or sub-advisory agreement with affiliated or unaffiliated entities whereby such entity would perform some or all of GEAM’s responsibilities under the Advisory Agreement. In this event, GEAM remains responsible for ensuring that these entities perform the services that each undertakes pursuant to a sub-advisory agreement. GEAM has engaged the following investment sub-advisers to each manage a portion of the Small-Cap Equity Fund: Palisade Capital Management, L.L.C. (“Palisade”), Champlain Investment Partners, LLC (“Champlain”), GlobeFlex Capital, LP (“GlobeFlex”) and SouthernSun Asset Management, Inc. (“SouthernSun,”) and the following sub-adviser to manage a portion of the Total Return Fund: Urdang Securities Management, Inc. (“Urdang”, and together with Palisade, Champlain, GlobeFlex and SouthernSun, the “Sub-Advisers”).

Palisade

Palisade, having its principal office located at One Bridge Plaza, Fort Lee, New Jersey 07024, provides a continuous investment program with respect to those Fund assets allocated to Palisade by GEAM, which may be changed from time to time at the sole discretion of GEAM (“Allocated Assets”). Palisade is registered as an investment adviser under the Advisers Act, and was formed in 1995 to focus on managing small-cap strategies with a focus on core style of investment. Prior to October 1, 2008, Palisade had served as the sole sub-adviser to the Fund since the Fund’s inception in April of 2000. For fiscal years ended September 30, 2008 and 2007, sub-advisory fees of $280,139 and $358,950, respectively, were paid to Palisade. For the fiscal year ended September 30, 2009, GEAM paid a collective sub-advisory fee of $208,223 to Palisade, Champlain, GlobeFlex and SouthernSun for their investment sub-advisory services to the Small-Cap Equity Fund for that period.

Champlain

Champlain, having its principal office located at 346 Shelburne Road, 6th Floor, Burlington, Vermont 05401, provides a continuous investment program with respect to Champlain’s Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. Champlain is registered as an investment adviser under the Advisers Act, and was formed in 2004 to focus on managing core small and mid-cap strategies. Champlain has served as one of the sub-advisers to the Fund since October 1, 2008, and therefore, no sub-advisory fees were paid to Champlain in the fiscal year ended September 30, 2008. For the fiscal year ended September 30, 2009, GEAM paid a collective sub-advisory fee of $208,223 to Palisade, Champlain, GlobeFlex and SouthernSun for their investment sub-advisory services to the Small-Cap Equity Fund for that period.

GlobeFlex

GlobeFlex, having its principal office located at 4365 Executive Drive, Suite 720, San Diego, California 92121, provides a continuous investment program with respect to GlobeFlex’s Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. GlobeFlex is registered as an investment adviser under the Advisers Act, and was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. GlobeFlex has served as one of the sub-advisers to the Fund since October 1, 2008, and therefore, no sub-advisory fees were paid to GlobeFlex in the fiscal year ended September 30, 2008. For the fiscal year ended September 30, 2009, GEAM paid a collective sub-advisory fee of $208,223 to Palisade, Champlain, GlobeFlex and SouthernSun for their investment sub-advisory services to the Small-Cap Equity Fund for that period.

SouthernSun

SouthernSun, having its principal office located at 6000 Polar Avenue, Suite 220, Memphis, Tennessee 38119, provides a continuous investment program with respect to SouthernSun’s Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. SouthernSun is registered as an investment adviser under the Advisers Act, and was formed in 1989 to focus on both U.S. and international value small and mid-cap companies, serving the institutional marketplace. SouthernSun has served as one of the sub-advisers to the Fund since October 1, 2008, and therefore, no sub-advisory fees were paid to SouthernSun in the fiscal year ended September 30, 2008. For the fiscal year ended September 30, 2009, GEAM paid a collective sub-advisory fee of $208,223 to Palisade, Champlain, GlobeFlex and SouthernSun for their investment sub-advisory services to the Small-Cap Equity Fund for that period.

Urdang

Urdang is a wholly owned subsidiary of Urdang Capital Management, Inc., which in turn is wholly owned by The Bank of New York Mellon Corporation (“BNY Mellon”) and operates as part of BNY Mellon’s Asset Management Division. As a wholly owned subsidiary of Urdang Capital, Urdang is a second tier subsidiary of BNY Mellon. Urdang is located at 630 West Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462. Urdang is a registered investment adviser that was formed in 1995 to focus exclusively on opportunities in the real estate securities market, including publicly traded real estate investment trusts (REITs). Urdang has served as the sub-adviser to the Total Return Fund since May 1, 2009. For fiscal year ended September 30, 2009, no sub-advisory fees were paid to Urdang because no assets of the Total Return Fund had been allocated to Urdang for real estate-related investments during that period.

Investment Subadvisory Agreements

Each respective Sub-Advisory Agreement with each of Palisade, Champlain, GlobeFlex, SouthernSun and Urdang (each a “Sub-Adviser”, and collectively the “Sub-Adviser) is not assignable and may be terminated without penalty by either the Sub-Adviser or GEAM upon 60 days’ written notice to the other or by the Board, or by the vote of a majority of the outstanding voting securities of the Fund, on 60 days’ written notice to Sub-Adviser. Each Sub-Advisory Agreement provides that respective Sub-Adviser may render similar sub-advisory services to other clients so long as the services that it provides under the Agreement are not impaired thereby. Each Sub-Advisory Agreement also provides that a Sub-Adviser shall not be liable for any loss incurred by the Fund except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the respective Sub-Advisory Agreement.

In addition, Urdang became the investment sub-adviser to the Total Return Fund pursuant to an investment sub-advisory agreement with GEAM, which became effective May 1, 2009. This investment sub-advisory agreement was approved by the Board (including a majority of the independent trustees) at a meeting held for that purpose on February 25, 2009 and by the Fund’s shareholders on April 17, 2009.

Securities Activities of GEAM and the Sub-Advisers

Securities held by the Funds also may be held by other funds or separate accounts for which GEAM and/or the Sub-Advisers act as an adviser. Because of different investment objectives or other factors, a particular security may be bought by GEAM and/or the Sub-Advisers for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for a Fund or other client of GEAM and/or a Sub-Adviser arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of GEAM and/or any Sub-Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when GEAM and/or a Sub-Adviser (under the supervision of the Board) deem the purchase or sale of a security to be in the best interests of the Trust as well as other funds or accounts for which GEAM and/or a Sub-Adviser acts as an adviser, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other funds or accounts in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by GEAM and/or a Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other funds or accounts. In some cases this procedure may adversely affect the size the position obtainable for a Fund.

Service Agreements

GENPACT (formerly GE Capital International Services), an affiliate of GEAM provides the Funds with various administration and tax reporting services. Such services include, but are not limited to, the preparation of financial statements, Forms N-CSR, N-SAR, N-Q and 24f-2, as well as certain tax reporting and accounting oversight. The Funds pay GENPACT an annual fee for their services that is allocated pro rata among the Funds based on net assets. The amounts paid by the Funds for the services provided by GENPACT for the following years ended December 31, were as follows:

Fund	2009	2008	2007
U.S. Equity Fund	$4,929	$5,039	$6,899
Core Value Equity Fund	$589	$1,423	$965
Small-Cap Equity Fund	$613	$768	$1,335
Global Fund	$658	$948	$1,048
International Fund	$638	$1,050	$972
Premier Fund	$2,817	$2,291	$4,754
Income Fund	$2,502	$1,679	$2,152
Government Securities Fund	$2,513	$1,423	$1,859
Short-Term Government Fund	$2,417	$1,252	$1,470
Tax-Exempt Fund	$748	$395	$399
Total Return Fund	$2,133	$1,997	$2,571
Money Market Fund	$14,449	$12,484	$3,622

Portfolio Managers – Other Accounts Managed

The following table identifies for each Fund: (i) the portfolio managers identified in the Prospectuses who are primarily responsible for the day-to-day management of the Funds, (ii) the number of registered investment companies managed by each portfolio manager on a day-to-day basis (excluding the subject Fund) and the corresponding total assets managed in such investment companies, (iii) the number of other pooled investment vehicles managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such pooled investment vehicles, (iv) the number of other accounts managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such other accounts, (v) for each of the foregoing categories, the number of accounts and total assets in the accounts whose fees are based on performance, if any, and (vi) the dollar range of a Fund’s securities owned by each such Fund’s portfolio manager, if any. Where a Fund is managed by a Sub-Adviser, the Sub-Adviser is set forth beside the Fund’s name in the table below. All information is provided as of September 30, 2009.

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

U.S. Equity Fund

George A. Bicher	3 Accounts with $812.4 million in total assets managed.[1]	1 Pooled Investment Vehicle with $24.2 million in total assets managed.[1]	7 Other Accounts with $2.09 billion in total assets managed, of which the fee for 1 account with $11.6 million in total assets is based on the performance of the accounts.[1]	None

Stephen V. Gelhaus	10 Accounts with $2.15 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $48.4 million in total assets managed.[1]	14 Other Accounts with $3.8 billion in total assets managed, of which the fee for 1 account with $23.2 million in total assets is based on the performance of the accounts.[1]	None

Thomas R. Lincoln	7 Accounts with $2.31 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $48.4 million in total assets managed.[1]	7 Other Accounts with $2.09 billion in total assets managed, of which the fee for 1 account with $23.2 million in total assets is based on the performance of the accounts.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

U.S. Equity Fund

Paul C. Reinhardt	10 Accounts with $2.15 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $48.4 million in total assets managed.[1]	14 Other Accounts with $3.8 billion in total assets managed, of which the fee for 1 account with $23.2 million in total assets is based on the performance of the accounts.[1]	$10,001 - $50,000

Premier Fund

David B. Carlson	3 Accounts with $1.91 billion in total assets managed.	0 Pooled Investment Vehicles with $0 in total assets managed.	12 Other Accounts with $2.14 billion in total assets managed of which the fee for 1 account with $46 million in total assets is based on the performance of the accounts.[1]	$10,001 - $50,000

Core Value Equity Fund

Paul C. Reinhardt	10 Accounts with $2.2 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $48.4 million in total assets managed.[1]	14 Other Accounts with $3.8 billion in total assets managed, of which the fee for 1 account with $23.2 million in total assets is based on the performance of the accounts.[1]	$10,001 - $50,000

Stephen V. Gelhaus	10 Accounts with $2.2 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $48.4 million in total assets managed.[1]	14 Other Accounts with $3.8 billion in total assets managed, of which the fee for 1 account with $23.2 million in total assets is based on the performance of the accounts.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Small-Cap Equity Fund

Judith A. Studer	0 Accounts with $ - 0 - in total assets managed.[2]	0 Pooled Investment Vehicles with $ - 0 - in total assets managed.	1 Other Account with $103.7 million in total assets	None

Small-Cap Equity Fund (Sub-Advised by Palisade)

Jack Feiler	2 Accounts with $254.85 million in total assets managed.	15 Pooled Investment Vehicles with $551.06 million in total assets managed.	315 Other Accounts with $180.37 million in total assets managed.	None

Jeffrey Schwartz, CFA	2 Accounts with $254.85 million in total assets managed.	6 Pooled Investment Vehicles with $542.08 million in total assets managed.	0 Other Accounts with $0 in total assets.	None

Dennison Veru	2 Accounts with $254.85 million in total assets managed.	8 Pooled Investment Vehicles with $542.86 million in total assets managed.	95 Other Accounts with $107.08 million in total assets managed.	None

Small-Cap Equity Fund (Sub-Advised by Champlain)

Scott Brayman	6 Accounts with $1.66 billion in total assets managed.[2]	2 Pooled Investment Vehicles with $262.68 million in total assets managed.[2]	66 Other Accounts with $1.26 billion in total assets managed.[2]	None

Small-Cap Equity Fund (Sub-Advised by GlobeFlex)

Robert Anslow, Jr.	3 Accounts with $397 million in total assets managed.[2]	3 Pooled Investment Vehicles with $454 million in total assets managed.[2]	81 Other Accounts with $3.3 billion in total assets managed, of which the fee for 5 accounts with $374 million in total assets is based on the performance of the account.[2]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Small-Cap Equity Fund (Sub-Advised by SouthernSun)

Michael Cook	3 Accounts with $133.9 million in total assets managed.[2]	4 Pooled Investment Vehicles with $41.5 million in total assets managed, of which the fee for 1 account with $2.1 million in total assets is based on the performance of the account. [2]	1959 Other Accounts with $1161.5 million in total assets managed.[2]	None

International Fund

Brian Hopkinson	7 Accounts with $711.8 million in total assets managed.[1]	12 Pooled Investment Vehicles with $84.1 million in total assets managed.[1]	22 Other Accounts with $1.45 billion in total assets managed, of which the fees for 2 accounts with $60.8 million in total assets are based on the performance of the accounts.[1]	None

Ralph R. Layman	7 Accounts with $711.8 million in total assets managed.[1]	12 Pooled Investment Vehicles with $84.1 million in total assets managed.[1]	24 Other Accounts with $2.2 billion in total assets managed, of which the fees for 2 accounts with $60.8 million in total assets are based on the performance of the accounts.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

International Fund

Jonathan L. Passmore	7 Accounts with $711.8 million in total assets managed.[1]	12 Pooled Investment Vehicles with $84.1 million in total assets managed.[1]	21 Other Accounts with $1.43 billion in total assets managed, of which the fees for 2 accounts with $60.8 million in total assets are based on the performance of the accounts.[1]	None

Michael J. Solecki	7 Accounts with $705.1 million in total assets managed.[1]	12 Pooled Investment Vehicles with $84.1 million in total assets managed.[1]	30 Other Accounts with $2.71 billion in total assets managed, of which the fees for 2 accounts with $60.8 million in total assets are based on the performance of the accounts.[1]	$10,001 - $50,000

Paul Nestro	7 Accounts with $355.9 million in total assets managed.[1]	12 Pooled Investment Vehicles with $84.1 million in total assets managed.[1]	32 Other Accounts with $2.36 billion in total assets managed, of which the fees for 2 accounts with $60.8 million in total assets are based on the performance of the accounts.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Global Fund

Robert A. Jasminski	0 Accounts with $0 in total assets managed.	9 Pooled Investment Vehicles with $189.8 million in total assets managed.[1]	7 Other Accounts with $960.3 million in total assets managed.[1]	None

Daizo Motoyoshi	0 Accounts with $0 in total assets managed.	9 Pooled Investment Vehicles with $189.8 million in total assets managed.[1]	7 Other Accounts with $940.7 million in total assets managed.[1]	None

Emerging Markets Fund

Tory Brent Jones	4 Accounts with $50.6 million in total assets managed. [1]	7 Pooled Investment Vehicles with $248.9 million in total assets managed.[1]	6 Other Accounts with $1.05 billion in total assets managed.[1]	None

Ping Zhou	4 Accounts with $50.6 million in total assets managed. [1]	23 Pooled Investment Vehicles with $526.6 million in total assets managed.[1]	7 Other Accounts with $1.25 billion in total assets managed.[1]	None

Income Fund

Paul M. Colonna	15 Accounts with $3.82 billion in total assets managed.[1]	1 Pooled Investment Vehicles with $472.9 million in total assets managed.[1]	22 Other Accounts with $5.98 billion in total assets managed.[1]	None

William M. Healey	12 Accounts with $2.09 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $215.4 million in total assets managed.[1]	21 Other Accounts with $3.92 billion in total assets managed.[1]	None

Mark H. Johnson	7 Accounts with $318.3 million in total assets managed.[1]	1 Pooled Investment Vehicle with $32.3 million in total assets managed.	12 Other Accounts with $695.5 million in total assets managed.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Income Fund

Vita Marie Pike	5 Accounts with $143.8 million in total assets managed.[1]	0 Pooled Investment Vehicles with $0 in total assets managed.	7 Other Accounts with $540.4 million in total assets managed.[1]	None

Government Securities Fund

Paul M. Colonna	15 Accounts with $3.82 billion in total assets managed.[1]	1 Pooled Investment Vehicles with $472.9 million in total assets managed.[1]	22 Other Accounts with $5.98 billion in total assets managed.[1]	None

William M. Healey	12 Accounts with $2.08 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $215.4 million in total assets managed.[1]	21 Other Accounts with $3.92 billion in total assets managed.[1]	None

Chitranjan Sinha	7 Account with $197.4 million in total assets managed.[1]	1 Pooled Investment Vehicle with $213.9 million in total assets managed.[1]	7 Other Accounts with $394.7 million in total assets managed.[1]	None

High Yield Fund

Vita Marie Pike	5 Accounts with $148.9 million in total assets managed.[1]	0 Pooled Investment Vehicles with $ - 0 - in total assets managed.	7 Other Accounts with $540.4 million in total assets managed.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Short-Term Government Fund

Paul M. Colonna	15 Accounts with $3.82 billion in total assets managed.[1]	1 Pooled Investment Vehicles with $472.9 million in total assets managed.[1]	22 Other Accounts with $5.98 billion in total assets managed.[1]	None

William M. Healey	12 Accounts with $2.09 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $215.4 million in total assets managed.[1]	21 Other Accounts with $3.92 billion in total assets managed.[1]	None

Mark H. Johnson	7 Accounts with $325.4 million in total assets managed.[1]	1 Pooled Investment Vehicle with $32.3 million in total assets managed.	12 Other Accounts with $695.5 million in total assets managed.[1]	None

James Palmieri	7 Accounts with $231.7 million in total assets managed.[1]	1 Pooled Investment Vehicle with $11.3 million in total assets managed.[1]	8 Other Accounts with $441.5 million in total assets managed.[1]	None

Tax-Exempt Fund

Michael J. Caufield	1 Account with $1.8 billion in total assets managed.	0 Pooled Investment Vehicles with $0 in total assets managed.	0 Other Accounts with $ - 0 - in total assets managed.[1]	None

Total Return Fund

Paul M. Colonna	16 Accounts with $3.88 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $472.9 million in total assets managed.[1]	22 Other Accounts with $5.98 billion in total assets managed.[1]	None

Ralph R. Layman	7 Accounts with $695.7 million in total assets managed.[1]	12 Pooled Investment Vehicles with $84.1 million in total assets managed.[1]	24 Other Accounts with $2.2 billion in total assets managed, of which the fees for 2 accounts with $60.8 million in total assets are based on the performance of the accounts.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Total Return Fund

Thomas R. Lincoln	7 Accounts with $2.41 billion in total assets managed.[1]	1 Pooled Investment Vehicles with $48.4 million in total assets managed.[1]	77 Other Accounts with $2.09 billion in total assets managed, of which the fees for 1 accounts with $24,100,000 in total assets are based on the performance of the accounts.[1]	None

Judith A. Studer	0 Accounts with $ - 0 - in total assets managed.	0 Pooled Investment Vehicles with $ - 0 - in total assets managed.	1 Other Accounts with $103.7 million in total assets managed.[1]	None

Diane M. Wehner	4 Accounts with $359 million in total assets managed.[1]	0 Pooled Investment Vehicles with $0 in total assets managed.	3 Other Accounts with $898.6 million in total assets managed.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Total Return Fund (Sub-Advised by Urdang)

Dean Frankel, CFA	2 Other Accounts with $88 million in total assets managed. This account does not have a performance-based fee.[2]	3 Pooled Investment Vehicles with $140 million in total assets managed.[2]	27 Other Accounts with $964 million in total assets managed. 3 accounts out of the 27 with a total of $63 million in assets currently have a performance-based fee.[2]	None

Eric Rothman, CFA	2 Other Account with $88 million in total assets managed. This account does not have a performance-based fee.[2]	3 Pooled Investment Vehicles with $140 million in total assets managed.[2]	27 Other Accounts with $964 million in total assets managed. 3 accounts out of the 27 with a total of $63 million in assets currently have a performance-based fee.[2]	None

1	Asset amounts include only the portion of each account’s total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.
2	Messrs. Brayman, Anslow, Cook, Frankel, and Rothman’s information is as of December 31, 2009.

Portfolio Managers – Potential Conflicts of Interest

Portfolio managers at GEAM and at Palisade may manage multiple registered investment companies, unregistered investment pools and/or investment accounts, which could raise potential conflicts of interest in the areas described below. Each of GEAM and the Sub-Advisers have policies and procedures in place that are reasonably designed to mitigate these conflicts of interest, which are also described below.

GEAM, Palisade and Urdang

Compensation. The compensation paid to GEAM, Palisade or Urdang for managing the Funds is based only on a percentage of assets under management. Although a small number of client accounts pay GEAM, Palisade or Urdang a performance-based fee, that fee structure does not present a material conflict of interest for the portfolio managers because their compensation is not directly based on fee revenue earned by GEAM, Palisade or Urdang on particular accounts.

GEAM has a conflict of interest in its allocation of assets of the Small-Cap Equity Fund among the various Small-Cap Fund Sub-Advisers. GEAM pays the management fees of the Sub-Advisers from its management fees and, therefore, has an incentive to allocate more assets to Sub-Advisers with lower fees in order for GEAM to retain more of its management fee.

Research. Execution and research services provided by brokers may not always be utilized in connection with the Funds or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. GEAM, Palisade or Urdang allocates brokerage commissions for these services in a manner that each believes is fair and equitable and consistent with each of its fiduciary obligations to each of its clients.

IPO Allocation. If a portfolio manager identifies an initial public offering that may be suitable for more than one Fund or other client account, the Funds may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, GEAM, Palisade and Urdang has adopted procedures to ensure that each allocates shares of initial public offerings to the Funds each advises and other client accounts in a manner in which each believes is fair and equitable and consistent with each of its fiduciary obligations to each of its clients.

Trade Allocation. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Fund or other client account, the Funds may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, GEAM, Palisade and Urdang aggregates orders of the Funds it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with each of its fiduciary obligations to each of its clients.

Champlain

Compensation. All employees and partners have a base salary, along with participation in a discretionary bonus plan. In addition, partners participate in pre-tax profit distributions. The manager and analysts are all partners.

Research. Champlain obtains research and information services in exchange for client brokerage commissions; these transactions include third party research and soft dollar payments for data feeds and other analytical services. All clients receive the benefit of these services and all trading is done under best execution protocols.

Trade Allocation. Portfolio Managers for Champlain’s small cap strategy also manage an account seeded with proprietary capital, which may raise potential conflicts of interest. Champlain has put in place policies and procedures designed to mitigate any such conflicts. Investment decisions made for small cap accounts may differ from, and may conflict with, investment decisions made for the proprietary account due to differences in investment objectives, investment strategies, account benchmarks and other factors. Portfolio Managers may decide that investment opportunities, strategies or particular purchases or sales are appropriate for the small cap strategy, but not for the proprietary account, or are appropriate in different amounts, terms, or timing that is appropriate for other accounts. Trades for the proprietary account will be executed through a Prime Broker, and will not be aggregated with trades for other accounts as described in the following paragraph. Trades will be placed with the Prime Broker concurrently with any other trades for the same security.

Champlain will seek to manage potential conflicts of interest in the following specific respects: (i) Where a potential, transaction would benefit more than one client, trades will be bunched where advantageous and allocated pro rata until all participating accounts have been satisfied, or by some other means deemed fair under the circumstances. The firm uses a trading system which facilitates the automated accomplishment of this fair allocation, and the trader instructs the system to adjust the allocation to minimize odd lots. Allocations may not be pro-rata due to individual account restrictions. This may result in a slightly larger allocation in permitted securities to those accounts than would otherwise be warranted by the account assets or no allocation at all if the security violates account guidelines. Also, cash flows in particular accounts may be considered when allocating investment opportunities; and (ii) we ensure that the firm’s Code of Ethics provisions on personal securities trading are followed so that personal trading by employees does not interfere with trading on behalf of clients.

GlobeFlex

GlobeFlex does not believe that any material conflicts of interest should arise in connection with the management of the Fund and other accounts other than the typical conflicts that arise where there are multiple accounts. Those typical conflicts include the limited time that can be devoted to each strategy or account, even when similarly managed, the allocation of investment opportunities that may be limited and the capacity constraints that can limit the efficient effective investment of new cash. Accounts are generally managed on a team basis, utilizing a systematic process and accounts within the same strategy typically hold the same securities at generally the same proportionate weightings, subject to client restrictions and cash flows. The type of fee schedule pertaining to an account (asset-based and/or performance) does not affect how GlobeFlex manages an acount. Lastly, trades are usually blocked and allocated pro rata among participating accounts. GlobeFlex has adopted policies and procedures that are designed to ensure that all clients are treated fairly.

GlobeFlex is the investment manager of two private investment limited partnerships, one for Accredited Investors (Rule 3c-1), and one for Qualified Purchasers (Rule 3c-7). These partnerhips’ portfolios (International Small Cap) are generally the same and are managed generally in the same manner as the other institutional portfolios comprising GlobeFlex’s International Small Cap composite. GlobeFlex is also the investment manager of an International All Cap Commingled Trust for Qualified Purchasers (Rule 3c-7). BNY Mellon is the Trustee and Custodian of the trust. The trust is an International All Cap portfolio managed generally in the same manner as the other institutional portfolios which comprise GlobeFlex’s International All Cap composite.

No special conflicts of interest should exist between GlobeFlex’s client accounts and the limited partnerships or commingled trust because these accounts are part of their respective composites and are generally managed identically to the other accounts in those composites, trades are usually allocated pro-rata, and portfolio managers are not compensated in such a way that would lead to GlobeFlex’s favoring the limited partnerships or the commingled trust over other accounts. GlobeFlex manages portfolios within a composite in a manner intended to minimize performance dispersion. In addition, GlobeFlex does not use brokerage commissions generated by other clients to pay for research or other services used solely for the limited partnerships and/or the trust.

Finally, aside from the reasons stated above, GlobeFlex does not believe any special conflicts of interest will exist between the limited partnerships and/or the commingled trust and the GE Small-Cap Equity Fund. The Fund will be managed pursuant to an investment strategy that is different from the limited partnerships’ and the Trust’s and, as such, will be included within a different composite, namely the U.S. Small-Cap Growth Composite.

Compensation. The structure of the compensation of GlobeFlex’s investment team is intended to align with the interests of the Fund and its shareholders. GlobeFlex seeks to incentivize portfolio managers to outperform within structured parameters for stock selection and risk control. All portfolios are managed on a team basis, and compensation is based on the overall success of all accounts under management. There are no special performance-based compensation structures related to any particular accounts under management. GlobeFlex believes its compensation structure minimizes incentives or disincentives that might create any special or material conflicts of interest.

Research. GlobeFlex uses soft dollars to purchase third-party research, the commitment to which is significant at a research-driven firm such as it. GlobeFlex monitors its use of soft dollars, which is intended to fall within the “safe harbor” of §28(e) of the Securities Exchange Act of 1934. GlobeFlex seeks to limit its soft commission use to those research and brokerage services and products that GlobeFlex believes facilitate the investment decision making process and otherwise comply with the SEC’s interpretations of §28(e). It purchases a variety of proprietary financial data that it then uses in its internal research and portfolio construction systems. Because GlobeFlex does not segregate U.S. and International equity data and other research, GlobeFlex believes that the research it obtains with soft dollars benefits all of its clients, regardless of the strategy (U.S. or International) used to manage any particular account.

GlobeFlex intends for its use of soft dollars to be consistent with the recent guidance on client commission practices as set forth in the SEC’s Interpretative Release No. 34-54165.

IPO Allocation. GlobeFlex does not cause client accounts to participate in IPOs.

Trade Allocation. GlobeFlex has adopted allocation policies intended to accommodate the investment needs of all its clients, to promote equitable allocation of investment opportunities, and to prevent the investment activities of some clients from conflicting with those of others. In order to meet these objectives, GlobeFlex generally aggregates orders of all portfolios where it is buying or selling the same security at the same time. Participating clients generally receive the average price and share execution expenses proportionately. Once GlobeFlex has completed execution and the trades have settled, positions are allocated across all participating accounts on a pro-rata basis. Its methods are consistent with the disclosure in its Form ADV.

SouthernSun

Compensation. The compensation paid to SouthernSun for managing the Funds is based only on a percentage of assets under management. Although a small number of client account(s) pay SouthernSun a performance-based fee, that fee structure does not present a material conflict of interest for the portfolio managers because their compensation is not directly based on fee revenue earned by SouthernSun on particular accounts.

Research. SouthernSun does not have any formal arrangements or commitments to utilize research, research-related products and other services obtained from broker-dealers or third parties on a soft dollar commission basis. However, SouthernSun may occasionally receive research from brokers with whom SouthernSun trades, but it is under no obligation to trade with any certain broker, except under directed brokerage agreements with certain clients.

IPO Allocation. In the event SouthernSun participates in any new issues, SouthernSun’s policy and practice is to allocate shares of new issues fairly and equitably among our advisory clients according to our allocation policy so as not to advantage any firm, personal or related account and so as not to favor or disfavor any client, or group of clients, over any other.

Trade Allocation. SouthernSun has adopted a policy for the fair and equitable allocation of transactions with no particular group or client(s) being favored or disfavored over any other clients. SouthernSun’s policy prohibits any allocation of trades in a manner that SouthernSun’s proprietary accounts, affiliated accounts, or any particular client(s) or group of clients receive more favorable treatment than other client accounts. When investing and rebalancing accounts, SouthernSun utilizes a practice of rotational allocation whereby each group of clients with similar investment objectives is systematically queued in priority of trading. Partially completed transactions may also be allocated on a pro-rata or random basis depending on the percentage of order completion.

Portfolio Managers – Compensation

Set forth below are descriptions of the structure of, and methods used to determine, portfolio manager compensation at GEAM and at Palisade.

GEAM

The following compensation structure applies to all GEAM portfolio managers except David B. Carlson, Paul M. Colonna, Ralph R. Layman, Paul C. Reinhardt, Michael J. Solecki, Judith A. Studer and David Wiederecht:

A portfolio manager’s compensation package includes both fixed (“Base Compensation”) and variable (“Incentive Compensation”) components. In determining the Base Compensation, GEAM seeks to be competitive with its industry peers. GEAM bases each portfolio manager’s Base Compensation on his/her professional experience and responsibilities relative to similarly situated GEAM portfolio managers.

Each portfolio manager is eligible to receive Incentive Compensation annually in the form of variable cash bonuses that are based on quantitative and qualitative factors. Generally, 80% of Incentive Compensation is quantitatively determined, based on the investment performance of the individual portfolio manager and, where applicable, the investment performance of the portfolio manager’s investment team as a whole, over both a one- and three-year time-frame relative to relevant benchmarks. The remaining 20% of Incentive Compensation is based on GE Growth Values which include several qualitative factors, including:

•	Teamwork/Leadership (Inclusive) – effectively collaborating, cooperating and managing within the investment team and/or the department;

•	Marketing Support (External Focus) – devoting appropriate time and effort to support the education of clients and consultants on performance and investment methodology;

•	Effective Communication (Clear Thinker) – driving efficient, open and effective sharing of information, data and ideas across the investment team and with the broader organization and clients; and

•	Domain Expertise – leverages expertise to improve internal and external processes by serving as an expert resource for the investment team and clients.

With respect to the portfolio managers - David B. Carlson, Paul M. Colonna, Ralph R. Layman, Paul C. Reinhardt, Michael J. Solecki, Judith A. Studer and David Wiederecht, the following compensation structure applies:

As a Senior Executive of GE, the portfolio manager’s compensation package includes fixed (“Base Compensation”), variable (“Incentive Compensation”) and long-term incentive (“Stock Options and Restricted Stock Units”) components. The portfolio manager’s compensation is impacted by both his or her individual performance and GE’s overall performance in any given year.

The portfolio manager’s Base Compensation is not on an annual increase cycle. The timing and percent of increases varies based on evaluation of the individual on the factors outlined below, GE’s overall performance, as well as other internal and external economic factors (e.g., external pay data for similar types of jobs).

The portfolio manager’s Incentive Compensation is impacted by the size of the bonus pool as well as an evaluation of the individual on the factors outlined below. The size of the GEAM incentive bonus pool in a given year is based upon average overall GE financial results and is not tied directly to GEAM results. From this incentive bonus pool, the portfolio manager’s Incentive Compensation amounts are determined and vary based on evaluation of the individual on the factors outlined below.

The portfolio manager’s long-term incentive Stock Options and Restricted Stock Units are granted periodically and awards vary based on evaluation of the individual on the factors outlined below.

The portfolio manager is evaluated on the following four factors:

•

Performance on current job – “Results” – this assessment is based on an understanding of the competencies and behaviors necessary to perform the given job. The evaluation focuses on observable behaviors as well objective measures where possible, including: Portfolio and Mandate Performance for the portfolio manager’s particular Asset Class, Contribution as a Trustee and Senior Leader for the business, Client satisfaction and retention, support of Institutional Marketing and Sales efforts and Leadership of the portfolio manager’s team and across the business.

•	GE Growth Values – these are the values that drive success within the company. Employees are assessed as to how they display and are a role model for the GE Growth Values.

•	Promotability – consideration of an individual’s capacity based on performance, aptitude and demonstrated ability and interest to take on broader responsibilities.

•

Extraordinary Skills - In limited circumstances, an employee may demonstrate special value to GE by possessing unique knowledge/skill in a specialized area necessary to perform the job that would be extremely difficult to replace.

The following applies to all GEAM portfolio managers:

In addition to the foregoing compensation, GE periodically grants restricted stock units and options to purchase shares of GE common stock. GE determines the overall timing, frequency and size of such grants, which it distributes to its subsidiary businesses and provides guidelines for the subsequent grant to individual employees. The pool of GEAM employees eligible for such grants could include portfolio managers; however, no special grants are guaranteed, allocated or anticipated specifically for portfolio managers. The strike price of stock options is the selling price of GE common stock as of the grant date. The strike price, dividend guidelines and vesting schedule are published to recipients by GE at the time of the grant.

All employees, including portfolio managers, are eligible to participate in GE’s defined benefit plan and its defined contribution plan, which offers participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. Aside from such plans, deferred compensation is not a regular component of a portfolio manager’s compensation. In the past, GE has periodically offered the opportunity for certain executives (which may include certain portfolio managers) to defer portions of their Base Compensation and Incentive Compensation. These deferral programs are offered and administered at the discretion of GE and provide for the deferral of salary at a specific rate of return, payable upon retirement according to a predetermined payment schedule.

Relocation benefits may be offered to portfolio managers. Determination regarding whether a particular position will include relocation benefits is determined before any candidate is considered and is noted on the position description/advertisement. When relocation is offered, the package is in accordance with GE standard domestic relocation guidelines, a portion of the benefits provided on a pre-tax basis and a portion of the benefits provided on a post-tax basis. Those guidelines vary based on whether an individual is a homeowner or renter – with business discretion regarding inclusion of all the potential package offerings.

Palisade

Palisade seeks to maintain a compensation program that is competitive within its industry. Employee portfolio managers receive a fixed base salary based on their experience and responsibilities and are eligible for a variable annual performance-based incentive bonus. The incentive bonus is based on a combination of the overall results of the firm and the general overall before-tax performance of all accounts managed by the portfolio manager, including the Fund, based in part on the objective performance of the Fund over the past one and three year periods against the Russell 2000 Benchmark and the Fund’s ranking within the appropriate Lipper peer group, as well as other subjective factors. Portfolio managers who are partners of the firm receive distributions based on their pro rata share of the firm’s profits.

All employees are eligible for Palisade’s 401(k) plan. Employees and partners are eligible for Palisade’s group life, health and disability insurance programs.

Champlain

All employees and partners have a base salary, along with participation in a discretionary bonus plan. In addition, partners participate in a pre-tax profit distributions. The manager and analysts are all partners.

GlobeFlex

The GlobeFlex investment team is compensated by fixed base salary and an annual performance bonus linked to both qualitative and quantitative measures, as determined by Marina Marrelli and Bob Anslow, General Partners of GlobeFlex. For investment team members, bonus compensation is tied directly to both short- and long-term success factors. Factors considered include overall performance of all our equity strategies relative to appropriate peer groups and benchmarks over one (short-term) and three-year (long-term) periods, as well as contribution to our original research effort, and general value-added to our team. Performance is measured on a pre-tax basis and all forms of compensation are in cash. Members of the investment team who are also GlobeFlex partners receive equity distributions based on firm-wide profits. In addition, portfolio managers participate in all other group benefits offered to all GlobeFlex employees, such as retirement and health plans.

SouthernSun

Our Portfolio Manager’s compensation aligns his interest with that of SouthernSun’s clients. He is compensated by a salary, 401K contributions, potentially profit sharing, and ownership distributions.

Urdang

As described in the prospectus, Urdang uses two portfolio managers to co-manage the Fund assets. The portfolio managers may manage assets in other managed accounts. Urdang pays its portfolio managers competitive salaries.

The components of the compensation structure as it relates to senior investment staff include the following:

•

Base pay: salary is competitive for all businesses across the Bank of New York Mellon’s businesses and geographies; base pay level links pay with performance and reflects the market value of the position, individual performance and company business results

•

Short term income plan: annual cash bonus plan that is based on individual performance, including individual contribution to meeting business unit goals, career development goals and adherence to corporate values

•

Deferred compensation plan: long-term compensation that is made available to senior investment staff; invests in a combination of Bank of New York Mellon stock and in Urdang’s commercial real estate securities product

Urdang believes that this compensation structure facilitates strong alignment of interest between its clients, its senior investment staff and Urdang.

Proxy Voting Policy and Procedures

The Board has delegated the responsibility for voting proxies to GEAM for all Funds other than the Small-Cap Equity Fund which is managed by Palisade, Champlain, GlobeFlex and SouthernSun and for the Total Return Fund, with respect to the assets allocated to Urdang, in accordance with GEAM’s proxy voting policies and procedures (“Proxy Policy”). Upon GEAM’s recommendation after reviewing the proxy policies of each of the Sub-Advisers, the Board has delegated the responsibility for voting proxies to Palisade, Champlain, GlobeFlex and SouthernSun for the Small-Cap Equity Fund and Urdang with respect to those assets allocated to it for the Total Return Fund.

GEAM’s and each of the Sub-Adviser’s proxy voting policy and procedures will be presented to the Board annually. GEAM and each Sub-Adviser will notify the Board of any material change to its policy at the next regular Board meeting after the material change occurs.

Summarized below are the proxy voting policies and procedures of GEAM and each Sub-Adviser.

Summary of GEAM’s Proxy Voting Policies and Procedures

GEAM exercises its fiduciary duties by reviewing, voting and documenting proxies for all voting securities for which it has voting responsibility and acting solely in the best interests of its clients. All proxies are voted in accordance with the Proxy Policy, which has been adopted by the Board of Directors of GEAM and in accordance with GEAM’s proxy voting guidelines (“Proxy Guidelines”), which have been adopted by the proxy committee of GEAM (“Proxy Committee”).

The Proxy Committee is comprised of between five and ten individuals, including both the Chief Executive Officer and General Counsel of GEAM. The Proxy Committee is responsible for reviewing the Proxy Guidelines and a summary of the proxy matters encountered by GEAM at least annually and, if necessary, updating the Proxy Guidelines.

GEAM has hired Institutional Shareholder Services, Inc. (“ISS”) to collect all proxy materials, provide research and vote all proxies as instructed to do so by GEAM. Upon receipt of a proxy, ISS provides the proxy analyst, an employee of GEAM responsible for facilitating and processing all proxy votes, with an analysis of the proxy material, which includes management’s recommendation, and a vote recommendation based on the Proxy Guidelines.

In general, GEAM votes with management. In certain limited cases, GEAM may instruct ISS to abstain from voting a proxy where such abstention is believed to be in the overall best interest of clients such as the Fund. The proxy analyst reviews each analysis and vote recommendation subject to the following:

a. Domestic and International Routine Issues: The proxy analyst confirms ISS recommendations on routine issues. Such issues falling under this section (a) generally include voting: (1) for auditors and the board of directors, changes to the state of incorporation (if still incorporated in the United States), stock splits, the authorization of additional shares of common stock, staggered stock boards (if voting with management), reasonable stock option plans, director compensation and employee stock purchase plans, management proposals dealing with environmental and social issues, and share repurchases; and (2) against supermajority votes, unequal classes of common and preferred stock, the establishment of preemptive rights and the authorization of preferred stock if excessive as compared to the common stock.

b. Domestic and International Non-Routine Issues: Vote with Management and Consistent with Proxy Guidelines: If the issue is determined to be non-routine by the proxy analyst, a portfolio securities analyst for the relevant asset class and a Proxy Committee member will review the proxy material and recommend how to vote such proxy. If the recommendation is to vote with management and consistent with the proxy guidelines, such recommendation will be forwarded to ISS. Non-routine issues falling under this section (b) and section (c) (below) generally include golden parachutes, poison pills, environmental and social issues, severance agreements, restructurings and mergers.

c. Domestic and International Non-Routine Issues: Voting Against Management or Inconsistent with the Proxy Guidelines: If (1) the issue is determined to be non-routine by the proxy analyst and either a portfolio securities analyst for the relevant asset class or the Proxy Committee member recommends a vote against management or (2) a portfolio securities analyst seeks in any case to vote contrary to the Proxy Guidelines, then at least two Proxy Committee members will review the proxy material and determine how to vote such proxy. In certain circumstances, an independent third party will be engaged to determine how to vote the proxy (see below).

A material conflict of interest may arise in a situation where the proxy analyst or a portfolio securities analyst or a Proxy Committee member, if voting the proxy, has knowledge of a situation where either GEAM or one of its affiliates would enjoy a substantial or significant benefit from casting a vote in a particular way (“Material Conflict of Interest”). If a Material Conflict of Interest does arise, ISS (or in certain limited cases, another independent third party) will be solely responsible for voting the proxy, the Material Conflict of Interest will be documented, the Board will be notified at the next regular Board meeting following the material conflict of interest and the Proxy Committee will be notified of such conflict at its annual meeting. In the absence of a conflict of interest or in the case of an immaterial conflict of interest, regular procedures will be followed.

Summary of Palisade’s Proxy Voting Policies and Procedures

The Board has adopted the proxy voting policies and procedures (“Palisade Proxy Policy”) of Palisade, a sub-adviser, on behalf of Palisade’s Allocated Assets of the Small-Cap Equity Fund. Subject to GEAM’s and the Board’s continuing oversight, the Board delegates the responsibility for voting proxies to Palisade. The Palisade Proxy Policy will be presented to the Board at least annually and Palisade will notify GEAM and the Board of any material changes to the Palisade Proxy Policy at the next regular meeting after the material change occurs.

Palisade undertakes to ensure that all proxies for its Allocated Assets will be voted in a manner consistent with the best interests of Small-Cap Equity Fund’s shareholders. To assist it in carrying out this policy, Palisade has engaged the services of ISS. ISS will provide research on each issue, along with its proxy voting recommendation. The recommendation will be formulated in accordance with the ISS guidelines (“ISS Guidelines”), which Palisade has adopted as a general policy. The ISS research and recommendation will then be forwarded to Palisade’s Chief Investment Officer (“CIO”) and the respective analyst covering the company holding the shareholder meeting. The CIO and analyst will then make an independent decision whether or not to vote in accordance with the ISS recommendation, generally giving weight to the views of management of the company holding the shareholder meeting, with overriding consideration given to the Small-Cap Equity Fund’s stated guidelines on the issue, if any.

By way of illustration, the guidelines address the following:

a. Corporate Governance Issues: Such issues falling under this section generally include voting: for auditors and changes to the state of incorporation (if the economic factors outweigh any neutral or negative governance changes), reasonable stock option plans, employee stock purchase plans (subject to certain limitations), shareholder proposals asking a company to submit its poison pill for shareholder ratification; and against supermajority votes, the classification of the board, and retirement plans for non-employee directors. Director compensation and the election of directors will be evaluated on a case-by-case basis.

b. Changes to Capital Structure: Such issues falling under this section generally include voting: for open market share repurchases, and management proposals to increase the common share authorization for a stock split or share dividend; and against the authorization of preferred stock if excessive as compared to the common stock. The authorization of additional shares of common stock, creation of a tracking stock, mergers, acquisitions, reorganizations, and spin-offs will be evaluated on a case-by-case basis.

c. Social, Environmental and Corporate Responsibility Issues: The guidelines generally call for evaluating these proposals on a case-by-case basis. However, the guidelines specifically recommend voting for reports on a company’s efforts to diversify its board; and against reports on foreign military sales or offsets. Such military disclosures may involve sensitive and confidential information which is subject to government controls.

Palisade has elected a “Mandatory Sign-Off” procedure so that Palisade must review each issue before voting. However, if no sign-off is received by ISS before the voting deadline, ballots will be voted in accordance with the vote recommendation provided by ISS. Palisade’s Vice President/Compliance is responsible for monitoring receipt of ISS’s research and recommendations, and for ensuring that the votes are submitted in a timely manner.

Palisade will endeavor to adhere to the ISS Guidelines when voting proxies. However, situations may arise where the CIO and analyst believe that it is in the best interest of Small-Cap Equity Fund’s shareholders to vote the proxy in a manner contrary to the applicable ISS Guideline. In these instances, the proposed resolution will be brought to the attention of Palisade’s Investment Policy Committee (“IPC”). The IPC is comprised of the senior investment professionals of Palisade. A brief memorandum explaining the vote and the reasons for the proposed voting decision will be provided to the IPC.

A conflict of interest may arise where Palisade has knowledge of a situation where any of Palisade, its members, employees, or one of its affiliates would enjoy a special or increased benefit from casting its vote in a particular way. A conflict will be presumed to be non-material unless it potentially affects at least 1% of Palisade’s annual revenue. Palisade considers itself unlikely, as a firm, to experience a material conflict of interest in how it votes proxies. If a material conflict of interest does arise, however, ISS will be solely responsible for determining how to vote the proxy based upon the ISS Guidelines or the Small-Cap Equity Fund’s specific guidelines and the override procedure described above will not apply. Should this be impractical, an independent third party will be engaged to determine how to vote the proxy. If a conflict arises which is non-material, an ISS recommendation may be overridden using the procedures described above; provided, however, that the IPC and VP/Compliance will consider the conflict in determining whether to approve the proposed override. Any conflict of interest, whether or not material, will be documented and submitted by Palisade for the Small-Cap Equity Fund’s proxy records. A Material Conflict of Interest Form will be completed and an ISS certification and statement will be attached. The form will be forwarded for presentation to the Board at the next regular Board meeting after such material conflict of interest occurs.

Summary of Champlain’s Proxy Voting Policies and Procedures

Champlain, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Champlain’s policy is to vote proxies for client accounts unless otherwise directed in writing. Champlain votes all proxies for all Champlain sponsored mutual funds and commingled funds.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

Deborah R. Healey has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

Champlain has adopted comprehensive proxy voting procedures to implement the firm’s investment policies on behalf of clients. Proxy policies and procedures will be monitored closely, and may be amended or updated when appropriate, to ensure the policies outlined below are effectively executed:

Voting Procedures

•	All employees will forward any proxy materials received on behalf of clients to Deborah R. Healey;

•	Deborah R. Healey will determine which client accounts hold the security to which the proxy relates;

•	Absent material conflicts, the appropriate company analyst, or the Proxy Committee, will determine how Champlain should vote the proxy in accordance with applicable voting guidelines;

•	Deborah R. Healey will complete the proxy and vote the proxy in a timely and appropriate manner.

Disclosure

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Champlain will conspicuously display information in its Disclosure Document summarizing the proxy voting policy and procedures, including a statement that clients may request information regarding how Champlain voted a client’s proxies, and that clients may request a copy of these policies and procedures.

Client Requests for Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Deborah R. Healey.

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In response to any request, Deborah R. Healey will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Champlain voted the client’s proxy with respect to each proposal about which client inquired.

Voting Guidelines

PROXY VOTING PHILOSOPHY

Champlain believes that its primary fiduciary responsibility is to maximize the financial returns of all managed accounts. With this goal in mind, we will engage in a rigorous appraisal and evaluation process in which our proxy voting will support corporate management practices that are strictly shareholder oriented and corporate policies, which are aligned with maximizing shareholder returns.

Fiduciary Responsibility

Champlain has the fiduciary responsibility to make all decisions (including those related to proxy issues) according to the best interests of the ultimate beneficiaries of accounts under management. Champlain will carefully review each proxy issue and evaluate the statements and views of competing parties, and vote proxies based solely on the best interests of our clients.

Using Management Guidance

The quality of corporate management is one of the most important considerations of Champlain portfolio managers and analysts when making investment decisions. Considerable weight is given to the recommendations of a company’s management and directors with respect to proxy issues. In many cases, unless such recommendations conflict with the interests of clients, votes will be cast in accordance with management recommendations. However, in many cases, company recommendations may be in conflict with our assessment of sound management practices and therefore not in the interests of clients, leading to votes in opposition to management. Champlain will strive for consistency in its proxy voting, but also acknowledges that there are no hard and fast rules guiding all situations. Individual proxy issues are always evaluated on their particular merits, and where conflicts arise between the interests of corporate management and the interests of Champlain clients, resolution is always in favor of the clients.

Policy on Board of Directors

Champlain believes that meaningful, independent oversight of corporate managers is a critical function of a company’s Board of Directors, and a cornerstone of sound corporate governance. To that end, we will support proposals seeking a majority of independent directors for the board, as well as proposals requiring independent directors for nominating, audit and compensation committees. Votes on individual director nominees are made on a case-by-case basis examining such factors as board and committee composition, past attendance record and governance efficacy. Votes for director nominees may be withheld in cases where a lack of independence, lack of material financial interest in the company, or evidence of poor past governance practices exists.

Policy on Audit Committee

Champlain believes that audit committees should be comprised of directors who are independent and financially literate, and shall vote in favor of such a structure. The audit committee should have the exclusive authority to hire independent auditors. We will generally withhold votes for audit committee members who approve significant non-audit relationships with outside auditors, as well as vote against ratification of the outside auditor when such relationships exist.

Policy on Proxy Contest Defenses / Anti-takeover Measures

Champlain generally opposes proxy contest defenses and anti-takeover measures since they tend to restrict shareholder rights and participation, and often limit the realization of maximum economic value. We support shareholder resolutions that reverse previously adopted anti-takeover measures or, in general, enhance shareholder rights. However, as with all proxy issues, we conduct a full review of each proposal and vote in the best interests of clients.

Anti-takeover measures generally opposed:

•	Classification of the Board of Directors

•	Shareholder rights plans (poison pills)

•	Greenmail

•	Supermajority rules to approve mergers or amend charter or bylaws

•	Authority to place stock with disproportionate voting rights

•	Golden Parachutes

Shareholder resolutions generally supported:

•	Rescind or prohibit any of the above anti-takeover measures

•	Annual voting of directors; repeal classified boards.

•	Adoption of confidential voting

•	Adoption of cumulative voting

•	Redeem shareholder rights plans

•	Proposals that require shareholder approval of rights plans (poison pills)

Policy on Capital Structure

Champlain considers disciplined capital use an essential component of effective corporate management. Therefore we carefully consider proposals to authorize increased common shares, and generally limit authorization to funding needs for the next twelve months or for compelling management uses. We will generally vote for proposals to increase common shares for a stock split. Other capital structure proposals, such as preferred stock, will be voted for on a case-by-case basis.

Policy on Executive and Director Compensation

Champlain believes stock based compensation plans must be very carefully analyzed to protect the economic interests of shareholders, while providing appropriate motivation for corporate managers. Such plans should be highly correlated to both individual and corporate performance. We will oppose all option plans with excessive transfer of shareholder wealth, in the form of dilution to shareholder equity and voting power, to corporate directors, executives and employees. Champlain will consider factors such as other corporate incentives, corporate performance, industry practices, and terms and duration of the option program in its decision. Although each plan will be voted on a case-by-case basis, we will generally vote against plans, which do not meet several criteria. Champlain standards for option plan approval include: (1) dilution of less than 2% per annum, (2) strike prices either indexed against a relevant industry or market benchmark, or set at a premium to the current stock price, (3) strike prices set systematically, (4) options cost expensed, and (5) any material revisions to plans requiring a shareholder vote. Champlain believes that these criteria will lead to votes in favor of plans that meet the ultimate goal of aligning management and shareholder interests, while providing reasonable economic incentives for managers. We will vote for proposals requiring shareholder approval to reprice options, and will generally vote against option strike price repricing. We withhold votes for director nominees in the event of option repricing without shareholder approval. Director compensation plans are viewed on a case-by-case basis, with the goal of protecting economic interests of shareholders and aligning interests of directors with shareholders. Employee Stock Purchase plans are voted on a case-by-case basis.

Policy on Mergers and Corporate Restructurings

All mergers, acquisitions and restructurings are voted on a case-by-case basis taking into account financial terms, benefits and acquisition price. Social and Environmental Issues In recent years, a number of shareholder resolutions have been placed in corporate proxy statements that would require a company to alter its normal business practices in order to comply with the sponsor’s view of corporate responsibility or citizenship. Examples of such proposals include requests that a company:

•	allow shareholder control of corporate charitable contributions

•	exit the nuclear power business

•	adopt the MacBride Principles

•	adopt the Valdez Principles

•	stop doing business with the US Department of Defense

•	stop using animals for product testing

•	make donations to a pro-life or pro-choice advocate

•	stop donations to a pro-life or pro-choice advocate

•	move its annual meeting to a town with better public transportation

While Champlain directors, officers, employees and clients may have personal views with respect to each of these and other issues; it is our corporate policy not to favor resolutions that would impose mandatory constraints on a company’s perceived ability to compete in the marketplace. In practice, this generally means voting against these shareholder resolutions.

Conflicts of Interest

•	If there is a conflict of interest between the Champlain proxy voting policy and a client’s expressed voting policy, Champlain will vote the proxy in the manner the client has articulated.

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Champlain will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Champlain with the issuer of each security to determine if Champlain or any of its employees has any financial, business or personal relationship with the issuer.

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If a material conflict of interest exists, Deb Healey will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•	Champlain will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

Deborah R. Healey shall retain the following proxy records in accordance with the SEC’s five- year retention requirement:

•	These policies and procedures and any amendments;

•	A record of each vote that Champlain casts;

•	Any document Champlain created that was material to making a ecision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

•	A copy of each written request from a client for information on how Champlain voted such client’s proxies, and a copy of any written response.

Summary of GlobeFlex’s Proxy Voting Policies and Procedures

GlobeFlex subscribes to the services of Risk Metrics Group’s ISS Corporate Governance Services (“ISS”) with respect to proxy voting. Under the proxy voting agency service agreement, ISS keeps GlobeFlex apprised of shareholder meeting dates of securities holdings, makes copies of proxy materials available for our review upon request, and votes proxies in accordance with our guidelines or instructions. ISS maintains all necessary proxy voting records and, upon request, prepares reports concerning how votes were cast for clients.

ISS will be notified of proxy guidelines provided by clients and will be instructed to vote for the specific client according to the custom policies. ISS will keep records of the custom policies and voting history.

When making proxy voting decisions, and except to the extent superseded by client proxy voting policies, GlobeFlex generally adheres to its proxy voting guidelines, which set forth GlobeFlex’ positions on recurring issues. The guidelines are reviewed periodically and updated or revised as necessary. The guidelines are not exhaustive and do not include all potential voting issues. Proposals not covered by the guidelines and contested situations are evaluated on a case-by-case basis, taking into consideration all of the relevant facts and circumstances at the time of the vote. GlobeFlex’ voting decisions are then communicated to ISS.

Although we may consider ISS’s recommendations on proxy issues, GlobeFlex bears ultimate responsibility for proxy voting decisions. For ERISA plans for which GlobeFlex votes proxies, GlobeFlex is not relieved of its fiduciary responsibility by following directions of ISS or the ERISA plans’ named fiduciaries or by delegating proxy voting responsibility to another person.

In the case of voting proxies for Clients which are publicly traded, GlobeFlex will rely upon ISS recommendations, in order to avoid potential or perceived conflicts of interest.

Identifying and resolving conflict of interest

Potential conflicts of interest

A potential conflict of interest arises when GlobeFlex has business interests that may not be consistent with the best interests of its client. The following is a non-exhaustive list of potential conflicts of interests that could influence the proxy voting process:

•	GlobeFlex retains an institutional client, or is in the process of retaining an institutional client that is (or is affiliated with) an issuer that is held in GlobeFlex’s client portfolios.

•	GlobeFlex retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in GlobeFlex’s client portfolios.

•	GlobeFlex’s Employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers.

•	A GlobeFlex employee personally owns a significant number of an issuer’s securities that are also held in GlobeFlex’s client portfolios.

Identifying conflicts of interest

GlobeFlex realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its Employees to notify the CCO of any material conflict that may impair GlobeFlex’s ability to vote proxies in an objective manner. The CCO will continuously monitor for conflicts. GlobeFlex has also hired a third-party compliance consulting firm, ACA Compliance Group (ACA). GlobeFlex will consult with ACA and/or outside counsel if any possible conflicts arise. ACA will also review and attempt to identify additional proxy voting conflicts at least annually during its annual review of GlobeFlex.

In addition, any attempts by others within GlobeFlex to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy shall be reported to the CCO. Further, any attempts by persons or entities outside GlobeFlex to influence the voting of client proxies shall be reported to the CCO. The CCO may then elect to report the attempt to the General Partner and legal counsel.

Resolution of conflicts of interest

Our resolution, as mentioned in SEC release number IA-2106, is that, upon detection of a material conflict of interest, the proxy vote in question will be voted in accordance with the pre-determined policy recommendation of our independent, third party service provider, ISS.

V. Recordkeeping

ISS maintains the historical records of documentations described in the following section for our clients.

Client request to review proxy votes:

•	Any request, whether written (including e-mail) or oral, received by any Employee of GlobeFlex, must be promptly reported to the CCO. All written requests must be retained in the permanent file.

•	The CCO, in conjunction with the investment team, will record the identity of the client, the date of the request, and the action taken as a result of the request, in a suitable place.

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In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the CCO, in conjunction with the investment team, may distribute to any client requesting proxy voting information the complete proxy voting record of that client for the period requested.

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The CCO, in conjunction with the investment team, will furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). GlobeFlex will maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable, and maintained in the permanent file.

•	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy voting policy and procedures:

•	GlobeFlex will maintain the current Proxy Voting Policy and Procedures, as well as all past versions for the last 7 years.

Proxy voting records shall consist of the following:

•	A record of how GlobeFlex voted client proxies.

•	Documents prepared or created by GlobeFlex that were material to making a decision on how to vote, or that memorialized the basis for the decision.

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Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Disclosure

GlobeFlex will ensure that Part II of Form ADV and private placement memoranda are updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) information about how clients may obtain information on how GlobeFlex voted their securities.

Proxy Solicitation

As a matter of practice, it is GlobeFlex’s policy to not reveal or disclose to any client how GlobeFlex may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. GlobeFlex will never disclose such information to unrelated third parties.

The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any Employee accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

Summary of SouthernSun’s Proxy Voting Policies and Procedures

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually. In addition, key board committees should be entirely independent. The election of a company’s board of directors is one of the most fundamental rights held by shareholders. We will evaluate board structures on a case-by-case basis.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence. We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features. We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees. These may include:

1.	Requiring senior executives to hold stock in a company.

2.	Requiring stock acquired through option exercise to be held for a certain period of time.

3.	Using restricted stock grants instead of options.

4.	Awards based on non-discretionary grants specified by the plan’s terms rather than subject to management’s discretion.

While we evaluate plans on a case-by-case basis, we will generally oppose plans that have the following features:

1.	Annual option grants that would exceed 2% of outstanding shares.

2.	Ability to issue options with an exercise price below the stock’s current market price.

3.	Automatic share replenishment (“evergreen”) feature.

4.	Authorization to permit the board of directors to materially amend a plan without shareholder approval.

5.	Authorizes the re-pricing of stock options or the cancellation and exchange of options without shareholder approval.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

Because the requirement of a supermajority vote can limit the ability of shareholders to effect change, we generally support proposals to remove super-majority (typically from 66.7% to 80%) voting requirements for certain types of proposals and oppose proposals to impose super-majority requirements.

Shareholder Rights Plans

While we recognize that there are arguments both in favor of and against shareholder rights plans which when triggered by a hostile acquisition attempt give shareholders share purchase or sale rights so far out of line with the market as to advantage certain shareholders at the risk of diminution of wealth to the company, also known as poison pills, such measures may tend to entrench current management, which we may consider to have a negative impact on shareholder value. We believe the best approach is for a company to seek shareholder approval of rights plans and we generally support shareholder resolutions requesting that shareholders be given the opportunity to vote on the adoption of rights plans.

Records Retention

We will maintain the following records:

•	Copies of all policies and procedures written

•	A copy of each proxy statement received

•	A record of each vote cast

•	A copy of any document created that was material to making a decision how to vote proxies or that memorializes the basis for that decision.

We will maintain a copy of each written client request for information on voted proxies on behalf of such fund, and a copy of any written response to any (written or oral) client request for information on how we voted proxies on behalf of the requesting client fund.

We will maintain records of our proxy voting and any document created that was material in determining the vote for at least six years (2 years on site.)

Summary of Urdang’s Proxy Voting Policies and Procedures

Urdang exercises voting authority for clients in accordance with Institutional Shareholder Services (“ISS”) recommendations, and has retained ISS to vote client proxies. As such, Urdang’s proxy voting policies and procedures are intended to give precedence to its clients’ best interests. Based on ISS’ recommendations, proposals assessed to positively impact shareholders will be voted in favor of and proposals that would appear to have adverse impact on shareholders will be voted against. ISS will assess proxy proposals to identify and address any potential conflicts of interests between Urdang and its clients. In the event that there are material conflicts of interests client proxies will be voted in accordance with the recommendations of ISS, rather than Urdang’s interpretation as to what may be in the best interest of any client. Urdang will monitor the voting delegated to ISS.

Reporting a Material Conflict of Interest

If a Material Conflict of Interest does arise, such conflict will be documented by GEAM or each Sub-Adviser, as applicable, on a Material Conflict of Interest form and the Board will be notified of such material conflict at the next regular board meeting after the material conflict occurs.

Additional Information

Should a shareholder of a Fund wish to obtain information, free of charge, regarding how proxies received by a particular Fund were voted during the most recent 12-month period ending June 30 of each year, please call (800) 242-0134 during business hours. A shareholder may also view such information on either the Trust’s website at www.geam.com or the SEC’s website at www.sec.gov under the name of the Trust, filed under Form N-PX.

Shareholder Servicing and Distribution Plans

The Trust has adopted Shareholder Servicing and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund other than the Money Market Fund (“Participant Funds”). Each of the Participant Funds (except for Emerging Markets Fund, Tax-Exempt Fund, High Yield Fund and Government Securities Fund) has five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Emerging Markets Fund and High Yield Fund has four Classes of shares designated Class A, Class C, Class R and Class Y. Tax-Exempt Fund has four Classes of shares designated Class A, Class B, Class C and Class Y shares, and Government Securities Fund has three Classes of shares designated Class A, Class B and Class C shares. Class B shares are closed to new investments.

The annual fees payable with respect to each Class of a Participant Fund are intended to compensate or enable GEID to compensate other persons (“Service Providers”) for providing ongoing servicing and/or maintenance of the accounts of shareholders of the Participant Fund (“Shareholder Services”) and to compensate GEID, or enable GEID to compensate Service Providers, including any distributor of shares of the Participant Fund, for providing services that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Participant Fund (“Selling Services”). Shareholder Services means all forms of shareholder liaison services, including, among other things, one or more of the following: providing Class A, Class B, Class C or Class R shareholders of a Participant Fund with (i) information on their investments; (ii) general information regarding investing in mutual funds; (iii) periodic newsletters containing materials relating to the Participant Fund or to investments in general in mutual funds; (iv) periodic financial seminars designed to assist in the education of shareholders with respect to mutual funds generally and the Participant Fund specifically; (v) access to a telephone inquiry center relating to the Participant Fund; and other similar services not otherwise required to be provided by the Trust’s custodian or transfer agent. Selling Services include, but are not limited to: the printing and distribution to prospective investors in the Participant Fund of prospectuses and SAIs that are used in connection with sales of Class A, Class B, Class C or Class R shares of the Participant Fund; the preparation, including printing, and distribution of sales literature and media advertisements relating to the Class A, Class B, Class C or Class R shares of the Participant Fund; and distributing Class A, Class B, Class C or Class R shares of the Participant Fund. In providing compensation for Selling Services in accordance with the Plans, GEID is expressly authorized (1) to make, or cause to be made, payments reflecting an allocation of overhead and other office expenses related to the distribution of the Class A, Class B, Class C and Class R shares of a Participant Fund; (2) to make, or cause to be made, payments to, or to provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Class A, Class B, Class C and Class R shares of the Participant Fund; and (3) to make, or cause to be made, payments to broker-dealers who have sold Class A, Class B, Class C or Class R shares of the Participant Fund. Fees payable by Class A shares and the 0.25% Service and Distribution Fee component of the Class R shares may be used to pay for either shareholder services or distribution related services.

Payments under the Plans are not tied exclusively to the expenses for shareholder servicing and distribution expenses actually incurred by GEID or any Service Provider, and the payments may exceed expenses actually incurred by GEID and/or a Service

Provider. The Board evaluates the appropriateness of the Plans and its payment terms on a continuing basis and in doing so considers all relevant factors, including the types and extent of Shareholder Services and Selling Services provided by GEID and/or Service Providers and amounts GEID and/or Service Providers receive under the Plans.

Under the Plans, the Trust pays GEID, with respect to each Participant Fund, other than the Money Market Fund, (1) for shareholder servicing (and for Class A and Class R shares — distribution services) provided to Class A, Class B, Class C and Class R shares of the Participant Fund, an annual fee of 0.25% of the value of the average daily net assets attributed to Class A, Class B, Class C and Class R shares of the Participant Fund, respectively; (2) for distribution services provided to Class B and Class C shares of each Participant Fund other than the Short-Term Government Fund, an annual fee of 0.75% of the value of the average daily net assets of the Participant Fund, or in the case of the Short-Term Government Fund, an annual fee of 0.60% and 0.75% of the value of the average daily net assets of Class B and Class C, respectively; and (3) for distribution services provided to Class R shares of each Participant Fund (except for Tax-Exempt Fund and Government Securities Fund), an annual fee of 0.25% of the value of the average daily net assets attributed to the Class R shares of such Participant Funds. These distribution and service fees may be voluntarily reduced on a temporary basis for certain Income Funds and certain share classes, and may return to their stated levels, at any time, without prior notice.

Under their terms, the Plans continue from year to year, provided their continuance is approved annually by vote of the Trust’s Board, as well as by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to them (the “Independent Trustees”). The Plans may not be amended to increase materially the amount of the fees paid under the Plans with respect to a Fund without approval of shareholders of the Fund. In addition, all material amendments of the Plans must be approved by the Trustees and Independent Trustees in the manner described above. The Plans may be terminated with respect to a Fund at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act).

In addition, GEAM and its affiliates, at their own expense and out of their own legitimate profits or other resources, pay additional compensation to certain authorized broker-dealers, investment advisers, financial advisers, retirement plan administrators, insurance companies, or other financial intermediaries that have entered into a distribution agreement, service agreement or other type of arrangement with GEAM, the Distributor or the Funds (“Authorized Firms”) for selling or servicing one or more class of Fund shares. Authorized Firms that receive these payments may be affiliated with GEAM. Payments may relate to selling and/or servicing activities, such as: access to an Authorized Firm’s customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesaling activities; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities. Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list or other preferred treatment program. Additional compensation creates a potential conflict of interest in the form of an additional financial incentive to a registered representative of an Authorized Firm to recommend the purchase of GE Funds over another mutual fund or another investment option. As of December 31, 2008, we have entered into arrangements to make additional distribution related payments to the following Authorized Firms: Fidelity Brokerage Services LLC and National Financial Services LLC, Genworth Financial Securities Corp., Raymond James & Associates, Inc., RBC Dain Rauscher Inc., UBS Financial Services Inc, A.G. Edwards & Sons, Inc. and Merrill Lynch, Pierce, Fenner & Smith Inc.. Inclusion on this list does not imply that the additional compensation paid to such Authorized Firms necessarily constitutes “special cash compensation” as defined by NASD Conduct Rule 2830(l)(4). GEAM will update this listing annually and interim arrangements may not be reflected. GEAM assumes no duty to notify any investor whether an Authorized Firm through which he/she invests should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

GEAM does not direct the Funds’ portfolio securities transactions, or provide any brokerage-related remuneration to broker-dealers for promoting or selling Fund shares.

GEAM and its affiliates also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. GEAM and its affiliates may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Funds to their client investors. Firms and consultants that receive these various types of payments (including those affiliated with GEAM) may have a conflict of interest in selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

During the fiscal year ended September 30, 2009, the Fund paid $2,553,098 to GEID for distribution and shareholder servicing.

For the fiscal year ended September 30, 2009, each GE Fund paid GEID under its 12b-1 Plan as follows:

Fund	Class A 12b-1 Plan	Class B 12b-1 Plan	Class C 12b-1 Plan	Class R 12b-1 Plan	Total
U.S. Equity Fund	$446,980	$12,437	$29,641	$36	$489,094
Tax-Exempt Fund	$84,064	$1,191	$3,732	N/A	$88,987
Short-Term Government Fund	$110,831	$10,445	$51,333	$51	$172,660
Income Fund	$264,345	$5,582	$10,004	$49	$279,980
High Yield Fund	None	None	None	None	None
Global Fund	$66,459	$1,037	$2,296	$31	$69,823
International Fund	$78,537	$3,870	$10,368	$30	$92,805
Emerging Markets Fund	None	None	None	None	None
Total Return Fund	$233,446	$55,421	$99,252	$38	$388,157
Premier Fund	$300,839	$30,752	$128,883	$37	$460,511
Government Securities Fund	$286,827	$5,326	$6,977	N/A	$299,130
Core Value Equity Fund	$75,175	$8,367	$11,661	$36	$95,239
Small-Cap Equity Fund	$71,974	$13,682	$31,022	$34	$116,712

TOTAL	$2,019,477	$148,110	$385,169	$342	$2,553,098

For the fiscal year ended September 30, 2009, GEID spent the fees paid under each GE Fund’s Class A 12b-1 Plan as follows:

Fund	Printing & Mailing of Prospectuses to Other than Current Shareholders	Compensation to Broker-Dealers	Compensation to Sales Personnel	Other **	Total
U.S. Equity Fund	$148,993	$271,842	$1,453,747	$269,065	$2,143,647
Tax-Exempt Fund	$17,842	$50,074	$304,067	$37,195	$409,178
Short-Term Government Fund	$33,953	$74,916	$377,984	$58,950	$545,803
Income Fund	$44,572	$75,623	$883,059	$109,310	$1,112,563
High Yield Fund	None	None	None	None	None
Global Fund	$53,713	$56,938	$247,543	$72,070	$430,264
International Fund	$40,385	$41,590	$214,977	$54,324	$351,276
Emerging Markets Fund	None	None	None	None	None
Total Return Fund	$81,879	$90,634	$793,160	$144,684	$1,110,356
Premier Fund	$157,228	$458,516	$897,604	$234,174	$1,747,522
Government Securities Fund	$90,695	$202,911	$1,069,734	$176,615	$1,539,955
Core Value Equity Fund	$62,073	$56,864	$279,576	$82,056	$480,569
Small-Cap Equity Fund	$49,289	$33,931	$236,504	$64,246	$383,970

TOTAL	$780,620	$1,413,840	$6,757,954	$1,302,690	$10,255,103

**	Other includes the following expenses: rent, phone, licensing registration, customer call center, and recruiting of sales personnel.

For the fiscal year ended September 30, 2009, GEID spent the fees paid under each GE Fund’s Class B 12b-1 Plan as follows:

Fund	Printing & Mailing of Prospectuses to Other than Current Shareholders	Compensation to Broker-Dealers	Compensation to Sales Personnel	Other **	Total
U.S. Equity Fund	$14,822	$7,428	$12,264	$9,581	$44,096
Tax-Exempt Fund	$6,660	$17,576	$1,196	$547	$25,978
Short-Term Government Fund	$11,414	$29,317	$12,069	$5,689	$58,489
Income Fund	$9,040	$24,573	$5,521	$3,216	$42,350
High Yield Fund	None	None	None	None	None
Global Fund	$7,466	$3,337	$1,095	$1,409	$13,308
International Fund	$9,114	$3,988	$3,759	$3,120	$19,981
Emerging Markets Fund	None	None	None	None	None
Total Return Fund	$18,485	$51,656	$52,737	$16,683	$139,560
Premier Fund	$28,234	$21,759	$29,866	$23,230	$103,089
Government Securities Fund	$8,437	$21,796	$5,027	$2,706	$37,966
Core Value Equity Fund	$13,157	$5,790	$8,131	$7,366	$34,444
Small-Cap Equity Fund	$19,446	$14,273	$13,507	$13,486	$60,712

TOTAL	$146,275	$201,494	$145,171	$87,034	$579,974

**	Other includes the following expenses: rent, phone, licensing registration, customer call center, and recruiting of sales personnel.

For the fiscal year ended September 30, 2009, GEID spent the fees paid under each GE Fund’s Class C 12b-1 Plan as follows:

Fund	Printing & Mailing of Prospectuses to Other than Current Shareholders	Compensation to Broker-Dealers	Compensation to Sales Personnel	Other **	Total
U.S. Equity Fund	$12,311	$31,836	$28,161	$8,716	$81,024
Tax-Exempt Fund	$6,496	$4,700	$3,116	$626	$14,938
Short-Term Government Fund	$11,641	$20,225	$45,928	$9,253	$87,046
Income Fund	$7,900	$11,235	$9,328	$2,634	$31,097
High Yield Fund	None	None	None	None	None
Global Fund	$6,965	$17,977	$2,517	$1,009	$28,469
International Fund	$8,915	$7,715	$9,731	$3,685	$30,047
Emerging Markets Fund	None	None	None	None	None
Total Return Fund	$18,830	$68,591	$93,179	$21,369	$201,969
Premier Fund	$40,311	$132,339	$120,103	$45,029	$337,783
Government Securities Fund	$7,136	$5,914	$6,555	$1,585	$21,190
Core Value Equity Fund	$9,304	$12,903	$10,400	$4,165	$36,773
Small-Cap Equity Fund	$17,732	$31,112	$29,243	$13,472	$91,559

TOTAL	$147,543	$344,547	$358,263	$111,544	$961,896

**	Other includes the following expenses: rent, phone, licensing registration, customer call center, and recruiting of sales personnel.

For the fiscal year ended September 30, 2009, GEID spent the fees paid under each GE Fund’s Class R 12b-1 Plan as follows:

Fund	Printing & Mailing of Prospectuses to Other than Current Shareholders	Compensation to Broker-Dealers	Compensation to Sales Personnel	Other **	Total
U.S. Equity Fund	$6,206	None	$66	$35	$6,308
Short-Term Government Fund	$6,206	None	$95	$38	$6,339
Income Fund	$6,206	None	$89	$37	$6,332
High Yield Fund	None	None	None	None	None
Global Fund	$6,206	None	$58	$35	$6,299
International Fund	$6,206	None	$56	$35	$6,297
Emerging Markets Fund	None	None	None	None	None
Total Return Fund	$6,206	None	$69	$36	$6,311
Premier Fund	$6,217	None	$67	$56	$6,339
Core Value Equity Fund	$6,206	None	$67	$35	$6,309
Small-Cap Equity Fund	$6,206	None	$63	$35	$6,304
TOTAL	$55,867	None	$630	$342	$56,839

**	Other includes the following expenses: rent, phone, licensing registration, customer call center, and recruiting of sales personnel.

For the fiscal years ended September 30, 2009, 2008 and 2007, GEID earned and retained the following amounts on the sale of Class A shares of each GE Fund as follows:

Fund	Year	Amount Earned by GEID (Aggregate Amount of Commissions)	Amount Retained by GEID
Government Securities Fund	2009	$9,521	$5,157
Government Securities Fund	2008	$42,077	$6,152
Government Securities Fund	2007	$12,485	$1,561
Core Value Equity Fund	2009	$6,855	$1,185
Core Value Equity Fund	2008	$14,587	$1,515
Core Value Equity Fund	2007	$27,713	$2,902
Tax-Exempt Fund	2009	$3,731	$3,400
Tax-Exempt Fund	2008	$10,332	$1,520
Tax-Exempt Fund	2007	$49,575	$131
Income Fund	2009	$2,910	$1,503
Income Fund	2008	$6,685	$826
Income Fund	2007	$11,532	$1,703
Global Fund	2009	$2,571	$664
Global Fund	2008	$38,221	$2,488
Global Fund	2007	$7,518	$761
Total Return Fund	2009	$20,767	$10,792
Total Return Fund	2008	$155,855	$16,382
Total Return Fund	2007	$75,577	$8,353
U.S. Equity Fund	2009	$8,150	$1,248
U.S. Equity Fund	2008	$31,293	$2,884
U.S. Equity Fund	2007	$28,447	$2,710

Fund	Year	Amount Earned by GEID (Aggregate Amount of Commissions)	Amount Retained by GEID
International Fund	2009	$5,827	$756
International Fund	2008	$23,285	$2,287
International Fund	2007	$13,000	$1,510
Short-Term Government Fund	2009	$2,561	$1,186
Short-Term Government Fund	2008	$5,305	$534
Short-Term Government Fund	2007	$4,858	$644
Small-Cap Equity Fund	2009	$4,824	$2,223
Small-Cap Equity Fund	2008	$42,243	$4,726
Small-Cap Equity Fund	2007	$43,795	$4,406
Premier Fund	2009	$14,210	$7,443
Premier Fund	2008	$79,931	$8,067
Premier Fund	2007	$89,856	$9,237

For the fiscal years ended September 30, 2009, GEID earned and retained the following amounts on the sale of Class B shares of each GE Fund as follows:

Fund	Amount Earned by GEID (Aggregate Amount of Commissions)	Amount Retained by GEID
U.S. Equity Fund	$348	None
Tax-Exempt Fund	None	None
Short-Term Government Fund	$1,277	None
Income Fund	$1,072	None
Global Fund	$4	None
International Fund	$405	None
Total Return Fund	$2,235	None
Premier Fund	$216	None
Government Securities Fund	$8,512	None
Core Value Equity Fund	$465	None
Small Cap Equity Fund	$789	None

TOTAL	$15,324	None

For the fiscal years ended September 30, 2009, GEID earned and retained the following amounts on the sale of Class C shares of each GE Fund as follows:

Fund	Amount Earned by GEID (Aggregate Amount of Commissions)	Amount Retained by GEID
U.S. Equity Fund	$81	None
Tax-Exempt Fund	$5	None
Short-Term Government Fund	$9,407	None
Income Fund	$62	None
Global Fund	$124	None
International Fund	$612	None
Total Return Fund	$1,707	None
Premier Fund	$924	None
Government Securities Fund	$51	None
Core Value Equity Fund	$18	None
Small-Cap Equity Fund	$164	None

TOTAL	$13,156	None

For the fiscal year ended September 30, 2009, GEID did not earn or retain any commissions with respect to Class R shares of each of the GE Funds.

Custodian

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as custodian of the Funds’ investments. Under its custodian contract with the Trust, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act.

Transfer Agent and Dividend Paying Agent

PNC Global Investment Servicing, a member of the PNC Financial Services Group, located at P.O. Box 9838, Providence, Rhode Island 02940, serves as the transfer agent of the Fund’s investments. As transfer agent, PNC Global Investment Servicing is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, PNC Global Investment Servicing receives monthly fees charged to the Funds, plus certain charges for securities transactions.

Distributor

GE Investment Distributors, Inc., located at 3001 Summer Street, Stamford, Connecticut 06905, serves as the distributor of Fund shares on a continuing best efforts basis.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

Purchases

Shares are offered to investors at the offering price, based on the net asset value (NAV) next determined after receipt of an investment in good order by PNC Global Investment Servicing, the Trust’s transfer agent. The offering price is equal to NAV plus any applicable initial sales charge imposed at the time of purchase, as described below.

GEID and other persons remunerated on the basis of sales of shares may receive different levels of compensation for selling one Class of shares over another. In addition, trail commissions of up to 0.25% may be paid to Authorized Firms for providing on-going services with respect to Class A and Class B shares, up to 1.00% for Class C shares and up to 0.50% for Class R shares.

Class A Shares. Class A shares are sold at NAV per share plus a maximum initial sales charge imposed at the time of purchase as discussed in the Prospectus. The sales charge is retained by GEID, although a portion of the sales charge may be paid to Authorized Firms in the form of dealer reallowance.

The initial sales charge may be reduced or waived for certain purchases. The sales charge on Class A shares is waived if the purchase: (1) represents reinvested dividends or capital gains received on Fund shares, (2) is at least $1 million, (3) is made by an employee retirement plan (such as a 401(k) plan), (4) is made through an Authorized Firm that makes GE Funds Class A shares available on a load waived basis to its clients or customers, (5) is made directly through the Distributor by a person or entity that has an affinity with GE, including: (a) GE employees, retirees or members of their family; (b) employees and their family members of certain vendors of GE’s employee retirement plan; (c) participants in retirement plans that include GE Funds as investment options and receive recordkeeping and administrative services from a designated third party through its alliance relationship with the Distributor or its affiliates; (d) officers, directors, employees and registered representatives of authorized firms that have agreements with the Distributor or other financial institutions selling Fund shares; (e) offerees who purchase in response to targeted offerings made by the Distributor; and (f) certain investors who previously purchased shares pursuant to a sales charge waiver during special limited offerings, (6) is made directly through the Distributor by another investment company not managed or sponsored by GEAM or any of its affiliates, (7) is made by any other entity designated from time to time by the Funds’ Board.

GE Employees Defined

As a GE employee or retiree, you and your family members may purchase Class A shares directly from GEID without paying the sales charge typically associated with buying Class A shares of a Fund through an investment professional. The term “GE Employee” includes (1) current holders of shares of a Participant Fund or of the Money Market Fund that were issued and outstanding on November 29, 1993 (“Existing Shares”) who are not eligible to be holders of Class Y shares, (2) any family member of a holder of Existing Shares, (3) employee, retirees, officers or directors, in each case, whether investing directly or through their IRA and (4) certain other persons who previously purchased former Class C shares (in existence prior to October 1, 1999) during a special limited offering of such shares by GEID, provided that the person maintains an account with the Trust in its, his or her name at the time of such additional purchase or exchange and the investment is made in that name, or as custodian for a minor or in an individual retirement account for such person. The term “family member” includes spouses and by reason of blood or marriage, parents, children, siblings, grandparents and grandchildren (including blood, step or adoptive relationships). Also, for purposes of this SAI, the term “employees, retirees, officers or directors of GE or an affiliate of GE” includes (i) persons who are currently employed by GE or an affiliate of GE (GE and its affiliates are hereinafter referred to as “GE”), (ii) persons who have retired or will retire from GE, or (iii) persons who are no longer employed by GE, but who have either retained a balance in the GE S&S Program or a defined contribution plan sponsored by GE or an affiliate of GE or were employed by GE for at least 20 consecutive years. Any holder of Existing Shares falling within subcategory (1) above, who fully redeems his or her shares or whose shares are redeemed in accordance with the involuntary redemption procedure set out below, will not have the right to reinvest without paying the sales charge. Eligible investors may purchase shares directly from GEID.

Reduced Sales Charge

You may qualify for a reduced sales charge on purchases of Class A shares if you currently own any share class of the Funds (except the Money Market Fund). To receive the reduced sales charge at the time of your purchase, you must inform your investment professional or the Distributor of any other investments in any share class of the Funds (except the Money Market Fund) held by you or your family members. The term “family member” includes spouses and by reason of blood or marriage, parents, children, siblings, grandparents and grandchildren (including blood, step or adoptive relationships). You should also include any Funds shares (except the Money Market Fund) held in an account at a broker-dealer or Authorized Firm other than the investment professional handling your current purchase (you may be required to provide account information or documents to allow us to verify the current values). The current net asset value of each share class of the Funds (except the Money Market Fund) held in all eligible accounts on the date of your current purchase will be combined with the amount of your purchase to determine whether you qualify for a reduced sales charge on your current purchase. The Fund makes this information regarding sales loads and breakpoints available, free of charge and in a clear and prominent format, on its website at www.gefunds.com/retail/myaccount/breakpoint_info.html. For more information about breakpoints and reduced or waived sales charges, please consult your investment professional or the Distributor. For example, if an investor owns any share class of the Global Fund and the Total Return Fund that have an aggregate current value of $92,000, and the investor makes an additional investment in Class A shares of the Global Fund of $15,000, the sales charge applicable to the entire amount of the additional investment would be 3.25% (the sales charge applicable to purchases of $100,000 or more), rather than the 5.75% normally charged on a $15,000 purchase.

Letter of Intent

By completing the appropriate section of the account application and by fulfilling a Letter of Intent (“LOI”), an investor purchasing through an investment professional becomes eligible for the reduced sales load applicable to the total number of Participant Fund Class A shares purchased in a 13-month period. By marking the LOI section on the account application and by signing the account application, the investor indicates that he or she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of shares of a Participant Fund made during the 13-month period will be made subject to the sales charge applicable to a single transaction of the total dollar amount indicated by the LOI, as described in the tables set out in the Prospectus. It is the investor’s responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge and to indicate that the purchase is pursuant to an LOI. The applicable sales charge may be further reduced pursuant to the “right of accumulation” described above provided PNC Global Investment Servicing is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, an investor may revise his or her intended investment amount upward by submitting a written and signed request. In such event, all subsequent purchases will be treated as a new LOI (including escrow of additional Fund shares) except that the original expiration date of the LOI will remain unchanged. Purchases made within 90 days before signing an LOI may be applied toward completion of the LOI provided PNC Global Investment Servicing is advised of the date of the first purchase to be applied toward the completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. Sales charges previously paid will not be adjusted or refunded.

Out of the initial purchase (or subsequent purchases, if necessary), PNC Global Investment Servicing will hold in escrow a portion of the amount specified in the LOI in the form of Fund shares that will be used to cover the applicable sales charge if the letter is not satisfied. All dividends and capital gains on the escrowed shares will be credited to the investor’s account. All shares purchased, including those escrowed, will be registered in the investor’s name. If the total investment specified under the LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the total number of shares purchased within the period exceeds the amount specified in the LOI, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. The investor or investment professional must notify PNC Global Investment Servicing prior to investment of the additional amounts and should specify the appropriate sales charge rate as described in the Prospectus. All such adjustments will be made in the form of additional shares credited to the shareholder’s account at the then current offering price.

If the intended investment is not completed, an investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If GEID does not receive such unpaid sales charge within 20 days, the investor, by marking the LOI section on the account application, irrevocably constitutes and appoints PNC Global Investment Servicing as his or her attorney-in-fact to redeem any and all escrowed shares sufficient to cover the unpaid sales charge. Full shares and any cash proceeds for a fractional share remaining after such redemptions will be released from escrow.

If, at any time before completing the LOI, an investor wishes to cancel the agreement, an investor must give written notice to GEID. GEID may withdraw an investor’s LOI privilege for future purchases if an investor requests PNC Global Investment Servicing to liquidate or transfer beneficial ownership of Fund shares. An LOI does not bind an investor to purchase, or the Trust to sell, the full amount indicated at the sales load in effect at the time of signing, but an investor must complete the intended purchase to obtain the reduced sales load.

Class B Shares. Class B shares are closed to new investments. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other GE Fund portfolios or the Money Market Fund – Retail Class (as permitted by current exchange privilege rules). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a dividend reinvestment or permitted exchange. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated contingent deferred sales charges (“CDSC”) schedules, conversion features and distribution plan and shareholder services plan fees, will continue in effect.

Class B shares convert automatically to Class A shares after six years to take advantage of lower expenses. Class B shares acquired initially through Investor Trust Funds convert to Class A shares after eight years. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversions will not constitute taxable events for Federal tax purposes.

Class B shares are subject to a CDSC that declines based on the amount of time you hold your shares. Class B shares redeemed during each of the time periods described below will be subject to a CDSC. Shares purchased initially through Investors Trust Funds are subject to a longer CDSC period.

The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value of the block of shares being redeemed at the time of their purchase or its net asset value at the time of redemption. To ensure that you pay the lowest CDSC possible, the Funds use the shares with the lowest CSDC to fill your redemption requests.

Class C Shares. Class C shares will be offered at their net asset value per share next determined after a purchase order is received, without imposition of an initial sales charge. Class C shares are sold subject to a maximum 1.00% CDSC applicable for one year after purchase as disclosed in the Prospectus. The CDSC is calculated in the same manner as that for Class B shares. However, unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time.

Trail commissions of up to 1.00% may be paid to Authorized Firms that provide on-going services with respect to Class C shares.

Class R Shares. Class R shares will be offered at their net asset value per share next determined after a purchase order is received, without the imposition of an initial sales charge or CDSC. Unlike Class B shares, Class R shares do not convert to Class A shares after a specified period of time. Trail commissions of up to 0.50% may be paid to Authorized Firms that provide on-going services with respect to Class R shares.

Class Y Shares. Class Y shares will be offered without the imposition of a sales charge, CDSC, or a distribution and service fee (Rule 12b-1 fee).

Retail Class Shares. (Money Market Fund only) Retail Class shares will be offered without the imposition of an initial sales charge, CDSC or a distribution and service fee (Rule 12b-1 fee).

Institutional Class Shares. (Money Market Fund only) Institutional Class shares are not subject to an initial sales charge, CDSC or a distribution and service fee (Rule 12b-1 fee).

Purchases Through Authorized Firms

Class A, Class C, Class R and Class Y shares of each Participant Fund, as applicable, and the Retail Class of the Money Market Fund are currently available to clients and customers of Authorized Firms as provided above. The Institutional Class shares of the Money Market Fund are not currently available for purchase through Authorized Firms. Certain features of each Fund, such as initial and subsequent investment minimums, redemption fees and certain operational procedures, may be modified or waived subject to agreement with or among the Trust, GEAM or GEID and such Authorized Firms. Authorized Firms may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund shares are purchased or redeemed directly from the Trust or GEID. Therefore, a client or customer should contact their investment adviser and/or Authorized Firm acting on his or her behalf concerning the fees (if any) charged in connection with a purchase or redemption of Fund shares and should read the Prospectus in light of the terms governing his or her account with the Authorized Firm. Authorized Firms will be responsible for promptly reporting client or customer purchase and redemption orders to the Trust in accordance with their agreements with their clients or customers and their agreements with or among the Trust, GEAM or GEID.

The Trust has authorized certain Authorized Firms and their authorized designees to accept purchase and redemption orders on behalf of the Trust. The Trust is deemed to have received a purchase or redemption order when an Authorized Firm or its authorized designee accepts the order from its client or customer. Orders received in such a manner will be priced according to the net asset value of the Fund next determined after the order is received by the Authorized Firm or its authorized designee.

Subsequent Purchase of Shares

Investors may purchase additional shares of a Fund at any time in the manner outlined above. All payments should clearly indicate the investor’s account number, Fund number and desired share Class.

Purchases In-Kind

The Trust may, in its discretion, require that proposed investments of $10 million or more in a particular Class of a Participant Fund, or in the Money Market Fund, be made in kind. This requirement is intended to minimize the effect of transaction costs on existing shareholders of a Fund. Such transaction costs, which may include broker’s commissions and taxes or governmental fees, domestic or foreign, as the case may be, may, in such event, be borne by the proposed investor in shares of the Fund. Under these circumstances, the Trust would inform the investor of the securities and amounts that are acceptable to the Trust. The securities would then be accepted by the Trust at their current market value in return for shares in the Fund of an equal value.

Redemptions

Shares of the Funds may be redeemed on any day on which the Fund’s net asset value is calculated as described below under “Net Asset Value.” Redemption requests received in proper form prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value as next determined. The Trust normally transmits redemption proceeds within seven days after receipt of a redemption request. If a shareholder holds shares in more than one Class of a Participant Fund or the Money Market Fund, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Trust receives further instructions. In addition, if the shareholder has checkwriting privileges, redemption of $100 or more may be made by writing a check either to the shareholder or to a third party. A shareholder who pays for shares of a Fund by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 15 days or more. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with Federal funds or bank wire or by a certified or cashier’s check.

Certain redemptions are subject to a redemption fee. For information on redemption fees, please see “PURCHASE, REDEMPTION AND EXCHANGE OF SHARES – Redemption Fees” later in this SAI.

The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Fund’s investments or determination of its net asset value not reasonably practicable or (3) for such other periods as the SEC by order may permit for the protection of the Fund’s shareholders.

The Trust requires that shareholders maintain a minimum investment in a Fund of $500, so care should be exercised to ensure that redemptions do not reduce the shareholder’s investment below this minimum. Two exceptions exist to this minimum investment requirement: (1) an account established by a Qualified Plan, and (2) new accounts established with the Direct Deposit Privilege, Payroll Savings Plan or Automatic Investment Plan. If the shareholder’s account balance is less than $500 (except in the circumstances described above), the Trust may automatically redeem the shares of the Fund in the account and remit the proceeds to the shareholder so long as the shareholder is given 30 days prior written notice of the action.

A holder of Existing Shares who fully redeems his account or whose account balance is involuntarily redeemed by the Trust in the manner set out below will not remain eligible for the load waiver thereafter, unless the person is otherwise eligible to purchase Class A shares without paying a load.

A CDSC payable to GEID is imposed on certain redemptions of Class A, Class B and Class C shares of a Participant Fund, however effected. Class A, Class B and Class C shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents (1) shares that were purchased more than a fixed number of years prior to the redemptions, (2) reinvestment of dividends or capital gains distributions, or (3) capital appreciation of shares redeemed. The amount of any applicable CDSC will be calculated by multiplying the applicable percentage charge by the lesser of (1) the net asset value of the Class A, Class B or Class C shares at the time of purchase or (2) the net asset value of the Class A, Class B or Class C shares at the time of redemption. In circumstances in which the CDSC is imposed upon redemption of Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed.

The CDSC on Class A and Class C shares is payable on the same terms and conditions as would be applicable to Class B shares, except that the CDSC on Class A and Class C shares is at a lower rate and for a shorter period than that imposed on Class B shares (1% for redemptions only during the first year after purchase), and except that Class A and Class C shares have no automatic conversion feature. The CDSC applicable to Class A and Class C shares is calculated in the same manner as the CDSC with respect to Class B shares and is waived in the same situations as with respect to Class B shares.

The following table sets forth the CDSC rates applicable to redemptions of Class B shares of the U.S. Equity Fund, Premier Fund, Core Value Equity Fund, Small-Cap Equity Fund, Global Fund, International Fund, Emerging Markets Fund and Total Return Fund:

Year Since Purchase Payment was Made	CDSC as a % of Amount Redeemed
Within First Year	4.00%
Within Second Year	3.00%
Within Third Year	2.00%
Within Fourth Year	1.00%
Within Fifth Year	0.00%
Within Sixth Year	0.00%

The following table sets forth the CDSC rates applicable to redemptions of Class B shares of the Tax-Exempt Fund, Income Fund, High Yield Fund, Government Securities Fund and the Short-Term Government Fund:

Year Since Purchase Payment was Made	CDSC as a % of Amount Redeemed
Within First Year	3.00%
Within Second Year	3.00%
Within Third Year	2.00%
Within Fourth Year	1.00%
Within Fifth Year	0.00%
Within Sixth Year	0.00%

The following table sets forth the CDSC rates applicable to redemptions of any Fund’s Class B shares acquired, either by purchase or exchange, as a result of the combination of the Investors Trust Funds with certain Funds:

Year Since Purchase Payment was Made	CDSC as a % of Amount Redeemed
Within First Year	5.00%
Within Second Year	4.00%
Within Third Year	3.00%
Within Fourth Year	2.00%
Within Fifth Year	1.00%
Within Sixth Year	0.00%
Within Seventh Year	0.00%
Within Eighth Year	0.00%

Class B shares will automatically convert to Class A shares six years (eight years in the case of Class B shares acquired, either by purchase or exchange, as a result of the combination of the Investors Trust Funds with certain Funds) after the date on which they were purchased and thereafter will no longer be subject to the higher distribution fee applicable to such Class B shares, but will be subject to the 0.25% distribution fee applicable with respect to Class A shares. See “Exchange Privilege” for the effect of exchanges on the CDSC applicable to exchanged shares.

In determining the applicability and rate of any CDSC to a redemption of shares of a Fund, the Distributor will assume that a redemption is made first of shares representing reinvestment of dividends and capital gain distributions and then of other shares held by the shareholder for the longest period of time. This assumption will result in the CDSC, if any, being imposed at the lowest possible rate.

The Trust will waive the CDSC on certain redemptions of Class A, Class B or Class C shares of the Funds. CDSCs are waived on shares (1) acquired through reinvestment of dividends or capital gains, (2) redeemed because of death or disability, as defined in the Internal Revenue Code of 1986, as amended (“Code”), (3) that are mandatory retirement distributions on IRA accounts that represent the minimum required distribution from an IRA effected pursuant to a Systematic Withdrawal Plan, (4) that are redemptions of Class B or Class C shares effected through the Systematic Withdrawal Plan, not to exceed 10% of an investor’s account value, (5) that are redemptions of Class A shares originally purchased in amounts of $1 million or more if such investors were otherwise eligible to purchase Class A shares pursuant to another sales charge waiver, and (5) that represent “substantially” equal periodic payments” as described under Section 72(t)(2) of the Code.

Redemptions through an Authorized Firm

An investor whose shares are purchased with the assistance of an investment professional may redeem all or part of his or her shares in accordance with the instructions pertaining to such accounts. It is the responsibility of the Authorized Firm to transmit the redemption order (and credit its customers’ account with the redemption proceeds, if applicable) on a timely basis. If such investor is also the shareholder of record of those accounts on the books of PNC Global Investment Servicing, he or she may redeem shares pursuant to methods described below. Such an investor using the redemption by mail or wire methods must arrange with the Authorized Firm for delivery of the required forms to PNC Global Investment Servicing It is the responsibility of the Authorized Firm to transmit the redemption order (and credit its customer’s account with the redemption proceeds, if applicable) on a timely basis.

Redemptions by Mail

Shares of a Fund may be redeemed by mail by making a written request for redemption that (1) states the Class and the number of shares or the specific dollar amount to be redeemed, (2) identifies the Fund or Funds from which the number or dollar amount is to be redeemed, (3) identifies the shareholder’s account number and (4) is signed by each registered owner of the shares exactly as the shares are registered and sending the request to the Trust at:

GE Funds

P.O. Box 9838

Providence, RI 02940

For overnight package delivery:

GE Funds

101 Sabin Street

Pawtucket, RI 02860

Signature guarantees are required for all redemptions over $50,000. In addition, signature guarantees are required for requests to have redemption proceeds (1) mailed to an address other than the address of record, (2) paid to someone else, (3) wired to a financial institution other than the financial institution of record, or (4) mailed to an address that has been changed within the last 30 days. All signature guarantees must be guaranteed by a commercial bank, trust company, broker, dealer, credit union, national securities exchange or registered association, clearing agency or savings association or by Managers of Personnel Accounting of GE or their designated alternates. The Trust may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees, guardians or persons utilizing a power of attorney. A request for redemption will not be deemed to have been submitted until the Trust receives all documents in proper order typically required to assure the safety of a particular account. The Trust may waive the signature guarantee on a redemption of $50,000 or less if it is able to verify the signatures of all registered owners from its accounts.

Redemption by Telephone

Shares of a Fund may be redeemed by telephone, unless the investor has declined this option on the applicable section of the account application form. Dividends will be earned through and including the date of receipt of the redemption request. If the account is registered jointly in the name of more than one shareholder, only one shareholder will be required to authorize redemption of shares by telephone, and the Trust will be entitled to act upon telephonic instructions of any shareholder of a joint account. Redemptions of shares of a Fund by a Qualified Plan may not be effected by telephone. Telephone privileges may be suspended for a particular account upon notice or if the Distributor reasonably believes the caller or account holder does not have legal capacity to effect transactions.

Proceeds from a telephonic wire redemption request placed through a customer service representative will be transferred by wire to the shareholder’s bank account (which has previously been identified in writing to the Trust). A transmission fee of $10 will be charged for wire transfers of funds by the Trust. Wire transfers will be made directly to the account specified by the shareholder if that bank is a member of the Federal Reserve System or to a correspondent bank if the bank holding the account is not a member. Fees on wire transfers may also be imposed by the bank and will be the responsibility of the shareholder. Wire transfer of funds will be made within two business days following the telephonic request.

Proceeds from a telephonic check redemption request placed through the automated system will be sent by check to the shareholder’s address of record. The minimum telephonic wire redemption request is $1,000; the minimum telephonic check redemption request is $500, and the maximum telephonic check redemption request is $50,000.

Telephone redemption requests may be difficult to implement in times of drastic economic or market changes. In the event shareholders of the Funds are unable to contact the Trust by telephone, shareholders should write to the Trust at:

GE Funds

P.O. Box 9838

Providence, RI 02940

For overnight package delivery:

GE Funds

101 Sabin Street

Pawtucket, RI 02860

By making a telephonic redemption request, a shareholder authorizes the Trust to act on the telephonic redemption instructions by any person representing himself or herself to be the shareholder and believed by the Trust to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and the Trust’s records of such instructions will be binding. If the procedures, which include the use of a personal identification number (“PIN”) system and the provision of written confirmation of transactions effected by telephone, were not employed by the Trust, the Trust could be subject to liability for any loss resulting from unauthorized or fraudulent instructions. As a result of compliance with this policy, if the Trust follows the procedures outlined above and has a good faith belief that the instructions it received were genuine, the shareholder will bear the risk of loss in the event of a fraudulent redemption transaction.

Systematic Withdrawal Plan

The Trust’s Systematic Withdrawal Plan permits investors in a Fund to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if they have a $10,000 minimum account in a Class of a Participant Fund or in the Money Market Fund. The maximum amount that may be withdrawn under the Systematic Withdrawal Plan is 10% of the value of a Shareholder’s account on an annual basis. An application for the Systematic Withdrawal Plan can be obtained from the Trust. The Systematic Withdrawal Plan may be terminated at any time by the investor or the Trust.

Involuntary Redemptions

An account of a shareholder of a Fund with respect to a Class of shares (if applicable) that is reduced by redemptions, and not by reason of market fluctuations to a value of $500 or less may be redeemed by the Trust, but only after the shareholder has been given notice of at least 30 days in which to increase the balance in the account to more than $500. An account established through a Qualified Plan or an account that has not yet reached the $500 minimum through the Direct Deposit Privilege, Payroll Savings Plan or Automatic Investment Plan will not be involuntarily redeemed.

Redemptions In-Kind

If the Board determines that it would be detrimental to the best interests of a Fund’s shareholders to make a redemption payment wholly in cash, the Trust may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Trust’s net assets by a redemption in kind of portfolio securities in lieu of cash except to the extent described below. Redemptions failing to meet this threshold must be made in cash. Portfolio securities issued in a distribution in kind will be deemed by GEAM to be readily marketable. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities. If the law applicable to a Fund or an investor in the Fund (such as the law of a foreign jurisdiction where the Fund’s shares are sold) does not permit redemptions in kind to shareholders, the Fund will effect redemptions for those shareholders in cash on the normal redemption schedule described in the prospectus.

Checkwriting Privileges

A shareholder of the Money Market Fund may request in an application form or by letter sent to the Trust that he or she would like checkwriting privileges, which are provided at no cost to the shareholder. The Trust will provide redemption checks (“Checks”) drawn on the shareholder’s account. Checks will be sent only to the shareholder of the account and only to the address of record. The application or written request must be manually signed by the shareholder. Checks may be made payable to the order of any person in an amount of $100 or more. Dividends are earned until the Check clears. When a Check is presented to PNC Global Investment Servicing for payment, PNC Global Investment Servicing, as agent, will cause the Money Market Fund to redeem a sufficient number of shares in the shareholder’s account to cover the amount of the Check. Checks will generally not be returned to the shareholder after clearance, unless such return is requested in writing by the shareholder. Shareholders generally will be subject to the same rules and regulations that PNC Global Investment Servicing applies to checking accounts. Unless otherwise specified in writing to the Trust, only the signature of one shareholder of a joint account is required on Checks.

Checks may not be written to redeem shares purchased by check until the earlier of (1) the date that good funds are credited to PNC Global Investment Servicing by its correspondent bank or (2) 15 days from the date of receipt of the check utilized to purchase shares. If the amount of the Check is greater than the value of the shares in a shareholder’s account, the Check will be returned marked “insufficient funds.” Checks should not be used to close an account. Checks written on amounts subject to the hold described above will be returned marked “uncollected.” If the Check does not clear, the shareholder will be responsible for any loss that the Money Market Fund or PNC Global Investment Servicing incurs.

The Trust may modify or terminate the checkwriting privilege at any time on 30 days’ notice to participating shareholders. The checkwriting privilege is subject to PNC Global Investment Servicing’s rules and regulations and is governed by the Massachusetts Uniform Commercial Code. All notices with respect to Checks drawn on PNC Global Investment Servicing must be given to PNC Global Investment Servicing. Stop payment instructions may be given by calling the applicable toll free number listed on the back cover of the Prospectus.

Reinstatement Privilege

Participant Funds also offer a reinstatement privilege under which a shareholder that has redeemed Class A or Class C shares may reinvest the proceeds from the redemption without imposition of a sales charge, provided the reinvestment is made within 60 days of the redemption. A shareholder wishing to exercise this privilege must do so in writing. Such reinstatement privilege does not apply to Class B shares.

For purposes of determining the amount of any CDSCs payable on any subsequent redemptions, the purchase payment made through exercise of the reinstatement privilege will be deemed to have been made at the time of the initial purchase (rather than at the time the reinstatement was effected). The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege but a loss will be nullified if the reinvestment is made within 30 days of redemption. Refer to the section titled “Dividends, Distributions and Taxes” later in this SAI for the tax consequences when, within 90 days of a purchase of Class A or Class C shares, the shares are redeemed and reinvested in a Participant Fund.

Exchange Privilege

The exchange privilege described in the Prospectus enables a shareholder of a Fund to acquire shares in a Fund having a different investment objective and policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested in shares of the Fund being acquired. The Trust reserves the right to reject any exchange request. The exchange limit may be modified for certain retirement plan investors. An exchange may be subject to a redemption fee. For information on redemption fees, please see “PURCHASE, REDEMPTION AND EXCHANGE OF SHARES – Redemption Fees” later in this SAI.

Shares of each Class of a Participant Fund may be exchanged for shares of the same Class of any other Participant Fund at their respective net asset values, or for the Retail Class shares of the Money Market Fund. Similarly, the Retail Class shares of the Money Market Fund may be exchanged for any other share class (except for Class B shares) of a Participant Fund at their respective net asset value, subject to applicable sales charges and shareholder eligibility requirements. If you are an existing Class B shareholder, you may also exchange Retail Class shares of the Money Market Fund for Class B shares of any other Participant Fund; provided however, such exchange privilege does not apply to Retail Class shares of the Money Market Fund derived from new investments made on or after January 29, 2007. The privilege is available to shareholders residing in any state in which shares of the Fund being acquired may legally be sold. There are no exchange privileges with respect to the Institutional Class shares of the Money Market Fund.

An exchange of shares is treated for Federal income tax purposes as a redemption (that is, a sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. An exchange of shares may be made by calling or by writing the Trust. The Trust may, upon 60 days’ prior written notice to the shareholders of a Fund, materially modify or terminate the exchange privilege with respect to the Fund.

Shareholders who exchange their Class A shares purchased through an Authorized Firm, and Class B or Class C shares, for the Retail Class shares of the Money Market Fund shares will be subject to the CDSC applicable to Class A, Class B or Class C shares at the time the shareholder redeems such Money Market Fund–Retail Class shares. Upon an exchange of Class A, Class B or Class C shares for Class A, Class B or Class C shares (as applicable) of another Participant Fund, the new Class A, Class B or Class C shares will be deemed to have been purchased on the same date as the Class A, Class B or Class C shares of the Participant Fund that have been exchanged for CDSC calculation purposes. However, a shareholder who exchanges his Class A, Class B or Class C shares for Retail Class shares of the Money Market Fund and then exchanges those shares for Class A, Class B or Class C shares will be subject to having the period of time in which his shares were invested in the Money Market Fund tolled when computing the applicable CDSC. Likewise, shareholders who exchange their Class A, Class B or Class C shares of a Participant Fund with Class A, Class B or Class C shares of another Participant Fund will be subject to the CDSC of the original Fund at the time of redemption from the second Fund.

Class B shares of any Participant Fund acquired either by purchase or exchange, as a result of the combination of the Investors Trust Funds with certain Funds, will be charged the CDSC applicable to the Class B shares that had been applicable to the relevant Investors Trust Fund before the combination. Shareholders of the Money Market Fund who acquired their shares by exchange from an Investors Trust Fund will be charged the CDSC that had been applicable to the Class B shares of the relevant Investors Trust Fund upon redemption from the Money Market Fund. Shares of the Funds purchased through an Authorized Firm may only be exchanged for shares of another Fund which is offered by that Authorized Firm.

Shareholders exercising the exchange privilege should review the Prospectus disclosure for the Fund they are considering investing in carefully prior to making an exchange.

Redemption Fees (currently suspended)

A 2% redemption fee is charged on redemptions of shares of the International Fund, Emerging Markets Fund and Global Fund to the extent the shares are redeemed (either by selling the shares or exchanging to another Fund) within 90 days of purchase, subject to certain exceptions. Shares of the International Fund, Emerging Markets Fund and Global Fund held for more than 90 days are not subject to this 2% redemption fee. This fee is paid to the respective Funds, not GEAM or the Distributor, and is designed to offset the brokerage commissions, market impact, and other costs associated with short-term trading. Shares held the longest will always be redeemed first. If shareholder transfer shares to a different account registration or converts them to a different share class, the shares will retain their original purchase date for purposes of assessing the redemption fee.

The redemption fee does not apply to shares purchased through: (1) acquired through dividends or capital gains investments; (2) purchased through defined contribution plans (including 401(k) and 403(b) plans); (3) redeemed because of death or disability, as defined in the Code; (4) that are mandatory retirement distributions of IRA accounts that represent the minimum required distribution from an IRA; and (5) that are redemptions effected pursuant through the Systematic Withdrawal Plan. These exceptions apply to shares purchased or redeemed either directly with the Fund or its Transfer Agent or indirectly through an Authorized Firm.

The 2% redemption fee will also be imposed on investments made through Authorized Firms in certain omnibus accounts that are not exempt as described above.

The redemption fee has currently been suspended. It may be reinstated at any time without prior notice.

NET ASSET VALUE

The Trust will not calculate net asset value on days that the NYSE is closed. The following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund’s shares could be significantly affected. The value of the portfolio securities held by each Fund may change on such days when shareholders will not be able to purchase or redeem the Fund’s shares.

The net asset value (NAV) of each share is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of certain Funds may not take place contemporaneously with the determination of the prices of many of their portfolio securities used in the calculation. Normally, this means that a Fund will use prices for foreign securities from market closings that occur earlier than when the net asset value is calculated, but this may also mean that securities may be priced with closing prices from a market that closes shortly after the NYSE closes, such as for some exchange traded funds (ETFs) traded on the American Stock Exchange (or any other exchange) and exchange traded index futures contracts and options, which normally close trading at 4:15 p.m. Eastern time. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the WM/Reuters 11:00 a.m. Eastern time exchange rate.

The NAV per share class for each Fund is determined by adding the value of the Fund’s investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class’ outstanding shares.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on the NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activities and other relevant information, including market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the mean between the quoted bid prices and quoted asked prices.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price.

All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

The use of the amortized cost method of valuing the portfolio securities of the Money Market Fund is permitted by a rule adopted by the SEC. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less, and invest only in “eligible securities” as defined in the rule, which are determined by GEAM to present minimal credit risks. Pursuant to the rule, GEAM has established procedures designed to stabilize, to the extent reasonably possible, the Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Money Market Fund’s portfolio holdings at such intervals as GEAM may deem appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

The rule regarding amortized cost valuation provides that the extent of certain significant deviations between the Money Market Fund’s net asset value based upon available market quotations or market equivalents and the $1.00 per share net asset value based on amortized cost must be examined by the Board. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders of the Money Market Fund, the Board must, in accordance with the rule, cause the Fund to take such corrective action as the Board regards as necessary and appropriate, including: selling portfolio instruments of the Fund prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

If prices are not readily available for a portfolio security, or if it is believed that the price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Board that are designed to establish its “fair value”. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include thinly traded or illiquid investments, high-yield securities or foreign securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Net investment income (that is, income other than long- and short-term capital gains) and net realized long- and short-term capital gains are determined separately for each Fund. Dividends of a Participant Fund or the Money Market Fund which are derived from net investment income and distributions of net realized long- and short-term capital gains paid by a Fund to a shareholder will be automatically reinvested in additional shares of the same Class of the Participant Fund or the Money Market Fund, respectively, and deposited in the shareholder’s account, unless the shareholder instructs the Trust, in writing or by telephone, to pay all dividends and distributions in cash. Shareholders may contact the Trust for details concerning this election. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder, the Fund may terminate the shareholder’s election to receive dividends and other distributions in cash. Thereafter, the shareholder’s subsequent dividends and other distributions will be automatically reinvested in additional shares of the Fund until the shareholder notifies the Fund in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. No interest will accrue on amounts represented by uncashed dividend, distribution or redemption checks. Dividends attributable to the Tax-Exempt Fund, Income Fund, High-Yield Fund, Government Securities Fund, Short-Term Government Fund and Money Market Fund are declared daily and paid monthly.

The Government Securities Fund will declare a distribution each day in an amount based on periodic projections of its future net investment income and will pay such distributions monthly. Consequently, the amount of each daily distribution may differ from actual net investment income. The purpose of these distribution procedures is to attempt to eliminate, to the extent possible, fluctuations in the level of monthly distribution payments that might result if such Fund declared dividends in the exact amount of its daily net investment income.

It is possible, however, as a result of this policy that total distributions in a year could exceed the total of the Government Securities Fund’s current year net investment income and capital gains. If this should occur, a portion of the distributions received by shareholders of such Fund could be a nontaxable “return of capital” for federal income tax purposes and thereby reduce the shareholder’s cost basis in shares of the Fund. If distributions are received in additional shares rather than cash, the capital “returned” would be automatically reinvested. In general, a shareholder’s total cost basis in the Fund will reflect the cost of the shareholder’s original investment plus the amount of any reinvestment.

Dividends attributable to the net investment income of the Premier Fund, U.S. Equity Fund, Small-Cap Equity Fund, Core Value Equity Fund, Global Fund, International Fund, Emerging Markets Fund and Total Return Fund are declared and paid annually. If a shareholder redeems all of his shares of the Tax-Exempt Fund, Income Fund, High Yield Fund, Government Securities Fund, Short-Term Government Fund or the Money Market Fund at any time during a month, all dividends to which the shareholders is entitled will be paid to the shareholder along with the proceeds of his redemption. Written confirmations relating to the automatic reinvestment of daily dividends will be sent to shareholders within five days following the end of each quarter for the Tax-Exempt Fund, Income Fund, High Yield Fund, Government Securities Fund and Short-Term Government Fund, and within five days following the end of each month for the Money Market Fund. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made annually. These dividends and distributions are intended to comply with the requirements of the Code and are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. All expenses of the Tax-Exempt Fund, Income Fund, High Yield Fund, Government Securities Fund, Short-Term Government Fund and the Money Market Fund are accrued daily and deducted before declaration of dividends to shareholders. Earnings of the Tax-Exempt Fund, Income Fund, High Yield Fund, Government Securities Fund, Short-Term Government Fund and the Money Market Fund for Saturdays, Sundays and holidays will be declared as dividends on the business day immediately preceding the Saturday, Sunday or holiday. As a result of the different service and distribution fees applicable to the Classes, the per share dividends and distribution on Class Y shares will be higher than those on Class A shares, which in turn will be higher than those of Class B and Class C shares.

Each Fund is subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of net investment income and capital gains. If necessary to avoid the imposition of this tax, and if in the best interests of the Fund’s shareholders, the Trust will declare and pay dividends of the Fund’s net investment income and distributions of the Fund’s net capital gains more frequently than stated above.

Taxation of the Funds and Their Investments

The following is a summary of the federal taxation of the Funds and their investments and is based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action, possibly with retroactive effect.

Each Fund is treated as a separate taxpayer for federal income tax purposes. The Trust intends for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code and to continue to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least the sum of (i) 90% of its investment company taxable income (including for this purpose its net ordinary investment income and any excess of its net realized short-term capital gains over its net realized long-term capital losses) and (ii) 90% of its tax-exempt interest income (reduced by certain expenses) (collectively, the “90% distribution requirement”), (which the Trust intends each Fund to do), then under the provisions of Subchapter M of the Code, the Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute dividend income (including dividends derived from capital gains or interest on tax-exempt obligations) to the extent of such Fund’s available earnings and profits.

Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of each Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of each Fund’s taxable year, (a) at least 50% of the value of each Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (with such securities of any one issuer being limited to no more than 5% of the value of each Fund and to no more than 10% of the outstanding voting securities of such issuer), and (b) each Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly-traded partnerships.”

In addition, in order to avoid a 4% nondeductible federal excise tax on certain undistributed income of, each Fund generally must distribute in a timely manner the sum of (1) 98% of its ordinary income for each calendar year, (2) 98% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years.

Each Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.

Investment income received by a Fund from sources within foreign countries, or capital gains earned by the Funds investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or an exemption from tax on income and gains from such countries. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds’ assets to be invested within various countries is not now known. The Trust intends that the Funds seek to operate so as to qualify for treaty-reduced rates of tax when applicable.

In addition, if a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes) that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. The Funds with “Global” and “International” in their names each anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years. If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund will be included in the income of its shareholders and the shareholders often are entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which a Fund makes such an election, it will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit against the shareholder’s own tax liability. Shareholders must itemize their deductions in order to deduct foreign taxes. Certain limitations may apply that could limit the extent to which the credit or the deduction for foreign taxes may be claimed.

If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

A Fund’s transactions in foreign currencies, forward contracts, options contracts and futures contracts are subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require the Fund to “mark-to-market” certain types of the positions in its portfolio (that is, treat them as if they were closed out at the end of each year) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement or result in the imposition of excise tax.

For example, foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

In addition, each Fund that invests in certain payment-in-kind securities, zero coupon obligations or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

The Federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Each Fund seeks to monitor its transactions to make the appropriate tax elections and make the appropriate entries in its books and records when the Fund acquires any foreign currency, forward contract, option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

The Tax-Exempt Fund is designed to provide investors with current tax-exempt interest income. Exempt-interest dividends distributed to shareholders by this Fund are not included in the shareholder’s gross income for regular federal income tax purpose (but may nevertheless be subject to federal alternative minimum taxes). In order for the Tax-Exempt Fund to pay exempt-interest dividends during any taxable year, at least 50% of the value of the Fund at the close of each quarter of such taxable year must consist of tax-exempt municipal obligations.

The Tax-Exempt Fund may not be an appropriate investment for entities that are “substantial users” of facilities financed by private activity bonds that are owned by the Tax-Exempt Fund or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a nonexempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Under the Code, interest on specified private activity bonds issued after August 7, 1986, although exempt from regular federal income taxes, is treated as an item of tax preference for purposes of the alternative minimum tax on individuals and corporations. If the Tax-Exempt Fund invests in such specified private activity bonds, it will report a portion of the exempt-interest dividends paid to its shareholders as interest on specified private activity bonds, and hence as a tax preference item. In addition, all exempt-interest dividends are included in adjusted current earnings.

In addition, the receipt of exempt-interest dividends may affect a foreign corporate shareholder’s federal “branch profits” tax liability and a Subchapter S corporation shareholder’s federal “excess net passive income” tax liability. Prospective investors should consult their own tax advisers as to whether they are (i) substantial users with respect to a facility or related to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, any applicable state alternative minimum tax, the federal branch profits tax, or the federal excess net passive income tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Tax-Exempt Fund is not deductible for federal income tax purposes. Receipt of exempt- interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

As of [September 30, 2009], the following Funds have capital loss carryforwards as indicated below. The capital loss carryforwards of each such Fund are available to offset that Fund’s future capital gains realized prior to the expiration of the applicable carryforwards to the extent provided in the Code and regulations thereunder.

Fund	Amount	Expiration Dates: September 30,
Short-Term Government Fund	$170,353	2015
U.S. Equity Fund	$5,061,505	2017
Tax-Exempt Fund	$5,270	2011
	$14,537	2012
	$47,679	2014
	$38,829	2015
	$289,216	2016
	$291,901	2017
Income Fund	$2,454,522	2015
	$1,535,679	2017
Core Value Equity Fund	$1,258,562	2017
Premier Growth Equity Fund	$4,473,747	2017
Small-Cap Equity Fund	$2,288,244	2017
Global Equity Fund	$2,207,588	2017
International Equity Fund	$1,321,379	2017
Total Return Fund	$2,200,580	2017

Taxation of U.S. Shareholders

The following is a summary of certain Federal income tax considerations regarding the purchase, ownership and disposition of shares of the Funds and is based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action, possibly with retroactive effect. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

Distributions by a Fund of the excess of its net long-term capital gains over its net short-term capital losses which are properly designated by a Fund as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of a shareholder’s holding period for his or her shares and regardless of whether such distributions are paid in cash or reinvested in additional shares. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

Under a recently enacted law, however, special rules apply to regular dividends paid to individuals. Such a dividend, with respect to taxable years ending on or before December 31, 2010, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by a Fund to an individual in a particular taxable year if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by a Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by a Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks an securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by a Fund after December 31, 2002 from U.S. corporations and qualifying foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by a Fund from a real estate investment trust or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

If an individual receives a dividend qualifying for long-term capital gains rates and such a dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than or equal to 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in his or her Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.

A Fund’s ordinary income dividends to corporate shareholders may, if certain conditions are met, qualify for the dividends received deduction to the extent that the Fund has received dividend income during the taxable year that otherwise qualifies for the deduction; capital gain dividends distributed by a Fund are not eligible for the dividends received deduction. In order to constitute an eligible qualifying dividend, a dividend must be from a U.S. domestic corporation in respect of the stock of such corporation that has been held by the Fund, for federal income tax purposes, for at least 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend (or, in the case of preferred stock, 91 days during the 180-day period that begins 90 days before the stock becomes ex-dividend). The Fund must also designate the portion of any distribution that is eligible for the dividends received deduction in a written notice within 60 days of the close of the relevant taxable year. In addition, in order to be eligible to claim the dividends received deduction with respect to distributions from a Fund, corporate shareholders must meet the foregoing minimum holding period requirements with respect to their shares of the Fund. If a corporation borrows to acquire shares of a Fund, it may be denied a portion of the dividends received deduction to which it would otherwise be eligible to claim. The entire eligible dividend, including the otherwise deductible amount, is included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of “extraordinary dividends” (as described above) received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

A Fund may elect to retain some or all of its net capital gain for a tax year, but designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may claim a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s tax basis for his or her shares. Since the Trust expects a Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. Federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid on his or her behalf. In the event the Trust chooses this option on behalf of a Fund, the Trust must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

Any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and will not be entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares is a capital gain or loss if the shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale or redemption; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.

In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of a Fund sells his or her shares within 90 days of purchase and subsequently acquires shares of another Fund of the Trust on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his or her basis in the shares sold for purposes of determining gain or loss. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of tax the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

Each Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the Internal Revenue Service (“IRS”). Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder’s particular situation.

Each Fund may be required to withhold U.S. federal income tax at a rate of 28% (“backup withholding’’) from all taxable distributions payable to (1) any shareholder who fails to furnish the Fund with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. The 28% backup withholding tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

PRINCIPAL STOCKHOLDERS

The following persons are the only persons known by the Trust to hold of record more than 5% of the outstanding shares of any class of the Funds as of December 31, 2009.

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
MONEY MARKET FUND – RETAIL CLASS

MCB TRUST SERVICES AS AGENT FOR CENTERPRISE SAVINGS PLAN 700 17TH ST STE 300 DENVER CO 80202-3531	10,796,952.31 shares	7.93%

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	9,202,977.62 shares	6.76%

MONEY MARKET FUND – INSTITUTIONAL CLASS

ELFUN INCOME FUND ATTN: KIMBERLY BUTLER 3001 SUMMER STREET STAMFORD, CT 06904	37,406,988.36 shares	5.17%

UNION FIDELITY LIFE INSURANCE COMPANY ATTN: STELLA LOU-DELUCIA 3001 SUMMER STREET STAMFORD, CT 06904	42,577,274.25 shares	5.88%

GE INSTITUTIONAL FUNDS – INCOME FUND ATTN: KIMBERLY BUTLER 3001 SUMMER STREET STAMFORD, CT 06904	61,367,394.17 shares	8.48%

GE INSTITUTIONAL FUNDS – INTERNATIONAL EQUITY FUND ATTN: KIMBERLY BUTLER 3001 SUMMER STREET STAMFORD, CT 06904	71,562,624.60 shares	9.89%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
MONEY MARKET FUND – INSTITUTIONAL CLASS (CONT.)

GE CAPITAL CORPORATION ATTN: STEVE VELLUTO 201 HIGH RIDGE ROAD STAMFORD, CT 06927	40,005,017.15 shares	5.53%

GE INSTITUTIONAL FUNDS – STRATEGIC INVESTMENT FUND – CASH ATTN: KIMBERLY BUTLER 3001 SUMMER STREET STAMFORD, CT 06904	69,451,243.35 shares	9.60%

GE INVESTMENTS FUNDS – TOTAL RETURN FUND – CASH ATTN: KIMBERLY BUTLER 3001 SUMMER STREET STAMFORD, CT 06904	60,949,577.83 shares	8.42%

GE INVESTMENTS FUNDS – SMALL-CAP FUND ATTN: KIMBERLY BUTLER 3001 SUMMER STREET STAMFORD, CT 06904	48,645,186.46 shares	6.72%

INCOME FUND – CLASS A

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	2,345,541.41 shares	28.77%

INCOME FUND – CLASS B

NFS LLC FEBO ARTHUR H. HAAKE RUTH J. HAAKE 1900 CAMELIA CIRCLE MIDLOTHIAN, VA 23112	8,714.86 shares	33.86%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
INCOME FUND – CLASS B (Cont.)

PFPC TRUST CO CUST FBO IRA R/O CLYDE B. LAWERENCE 677 CAMBRIDGE DR. MADISON, AL 35758-1275	2,186.23 shares	8.49%

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	1,723.74 shares	6.69%

INCOME FUND – CLASS C

PFPC TRUST CO CUST FBO IRA R/O GEORGE J. TURNER 254 HANCOCK STREET BROOKLYN, NY 11216-2201	12,274.26 shares	16.62%

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	6,022.64 shares	8.15%

HARRIET A. BANK 6 N. FRONTENAC AVE MARGATE, NJ 08402-1840	4,344.58 shares	5.88%

UBS FINANCIAL SERVICES INC. FBO THE RITA M. WHITE TRUST PO BOX 2452 LAKE PLACID, FL 33862-2452	5,596.64 shares	7.58%

INCOME FUND – CLASS R

GE ASSET MANAGEMENT 3003 SUMMER STREET STAMFORD, CT 06905	882.52 shares	100.00%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
INCOME FUND – CLASS Y

MCB TRUST SERVICES TRUSTEE ADVANCED SERVICES EE SVGS & RET PLAN 700 17TH STREET, SUITE 300 DENVER, CO 80202-3531	79,907.87 shares	41.64%

GARY C. WENDT OR ROSEMARIE WENDT TTEE GW FOUNDATION 39 WILSHIRE BLVD GREENWICH, CT 06831-2723	15,921.22 shares	8.29%

BUILDING WITH BOOKS INC. PO BOX 16741 STAMFORD, CT 06905-8741	43,288.95 shares	22.56%

MCB TRUST SERVICES CUST FBO THE RITTENHOUSE 401(K) PROFIT SHARING PLAN 700 17TH STREET, SUITE 300 DENVER, CO 80202-3531	43,651.07 shares	22.74%

U.S. EQUITY FUND – CLASS A

CHARLES SCHWAB & CO. INC. SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-3531	957,404.12 shares	10.97%

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	844,167.56 shares	9.67%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
U.S. EQUITY – CLASS B

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	4,321.84 shares	10.13%

NFS LLC NFS/FMTC/R/O IRA FBO THOMAS A. TATE SR. 912 SHERWOOD LANE KINGS MOUNTAIN, NC 28086-2752	2,637.30 shares	6.18%

U.S. EQUITY – CLASS C

MS & CO FBO MARGARET T. WATSON TTEE MARGARET T. WATSON TRUST U/A DTD 09/07/1994 205 TOWERVIEW DRIVE, APT. 3203 ST. AUGUSTINE, FL 32092	10,673.72 shares	7.06%

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	9,315.92 shares	6.16%

U.S. EQUITY – CLASS R

GE ASSET MANAGEMENT 3003 SUMMER STREET STAMFORD, CT 06905	412.02 shares	100.00%

U.S. EQUITY – CLASS Y

STANDARD LIFE ASSURANCE COMPANY OF CANADA C/O QUYEN NGUYEN – INVESTMENT ACCOUNTING 1245 SHERBROOKE ST, WEST FLR 16 MONTREAL, CANADA H3G 1G3	4,994,877.50 shares	95.26%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
PREMIER FUND – CLASS A

HARTFORD LIFE INSURANCE COMPANY P.O. BOX 2999 HARTFORD, CT 06104-2999	673,481.35 shares	8.83%

PREMIER FUND – CLASS B

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	23,068.92 shares	23.59%

PREMIER FUND – CLASS C

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	67,299.60 shares	7.73%

PREMIER FUND – CLASS R

GE ASSET MANAGEMENT 3003 SUMMER STREET STAMFORD, CT 06905	491.91 shares	100.00%

MG TRUST COMPANY CUST FBO STELLAR TECHNOLOGY INC. 700 17TH STREET, SUITE 300 DENVER, CO 80202-3531	3,513.41 shares	87.71%

SMALL-CAP FUND – CLASS A

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	587,785.95 shares	15.92%

MCB TRUST SERVICES TRUSTEE CENTERPRISE SAVINGS PLAN 700 17TH STREET, SUITE 300 DENVER, CO 80202-3531	442,602.82 shares	11.99%

SMALL-CAP FUND – CLASS B

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	26,762.99 shares	25.38%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
SMALL-CAP FUND – CLASS C

FIRST CLEARING, LLC 2801 MARKET STREET SAINT LOUIS, MO 63103	24,380.70 shares	6.25%

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	97,947.95 shares	25.13%

SMALL-CAP FUND – CLASS R

GE ASSET MANAGEMENT 3003 SUMMER STREET STAMFORD, CT 06905	980.73 shares	100.00%

SMALL-CAP FUND – CLASS Y

BUILDING WITH BOOKS INC. PO BOX 16741 STAMFORD, CT 06905-8741	18,774.22 shares	98.14%

INTERNATIONAL FUND – CLASS A

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	132,911.01 shares	6.32%

MCB TRUST SERVICES TRUSTEE CENTERPRISE SAVINGS PLAN 700 17TH STREET, SUITE 300 DENVER, CO 80202-3531	250,541.71 shares	11.91%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
INTERNATIONAL FUND – CLASS B

PFPC TRUST CO CUST FBO IRA R/O JEFFREY SCOTT SARGENT 645 A MILL STREET EXT WILLIAMSTON, SC 29697-9569	5,673.32 shares	21.14%

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	4,666.38 shares	17.38%

PFPC TRUST CO CUST FBO IRA R/O CLYDE B. LAWRENCE 677 CAMBRIDGE DR MADISON, AL 35758-1275	1,355.40 shares	5.05%

INTERNATIONAL FUND – CLASS C

MG TRUST COMPANY CUST FBO COATS AND TODD P.C. 700 17TH STREET, SUITE 300 DENVER, CO 80202	6,450.71 shares	6.80%

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	9,897.00 shares	10.44%

INTERNATIONAL FUND – CLASS R

GE ASSET MANAGEMENT 3001 SUMMER STREET STAMFORD, CT 06905	610.43 shares	100.00%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
INTERNATIONAL FUND – CLASS Y

MCB TRUST SERVICES TRUSTEE ADVANCED SERVICES EE SVGS & RET PLAN 700 17TH STREET, SUITE 300 DENVER, CO 80202-3531	60,840.73 shares	13.94%

BUILDING WITH BOOKS, INC. PO BOX 5496 STAMFORD, CT 06905-8741	59,273.80 shares	13.58%

MERRILL LYNCH PIERCE FENNER & SMITH INC. FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR. EAST JACKSONVILLE, FL 32246-6484	29,343.08 shares	6.72%

WILMINGTON TRUST COMPANY TTEE FBO CHRISTIANA CARE HOME HEALTH C/O MUTUAL FUNDS PO BOX 8971 WILMINGTON, DE 19899-8971	123,275.40 shares	28.24%

COMMERCE BANK NA FBO KANSAS AREA UNITED METHODIST FOUNDATION 911 MAIN STREET, SUITE 201 KANSAS CITY, MO 64105-5304	163,668.08 shares	37.50%

TAX-EXEMPT FUND – CLASS A

WILLEM VEDDER TTEE KELEMAN LIVING TRUST U/A DTD 04/14/2008 686 TAILFEATHER WAY BRADENTON, FL 34203	452,877.94 shares	13.92%

SENTINEL PROTECTION & INDEMNITY CO. C/O MARSH MANAGEMENT SERVICES INC. 300 BROADHOLLOW ROAD, SUITE 201 MELVILLE, NY 11747-4800	464,697.32 shares	14.28%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
TAX-EXEMPT FUND – CLASS B

PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303-2052	2,610.80 shares	56.19%

BARTON T. DOUGLAS ANNEMARIE L. DOUGLAS JTWROS 945 W. 97TH AVENUE NORTHGLENN, CO 80260	523.58 shares	11.26%

PEGGY L. LANTZ 4497 LOCHURST DR PFAFFTOWN, NC 27040-9495	1,276.59 shares	27.47%

TAX-EXEMPT FUND – CLASS C

PAULINE STUCKEL SPECIAL ACCOUNT 533 W. COLOGNE PORT RD EGG HARBOR, NJ 08215-3304	8,630.02 shares	7.34%

PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303-2052	7,785.97 shares	6.62%

UBS FINANCIAL SERVICES INC. FBO FRANCES RUTIGLIANO 2 LA COLLINE DRIVE MILL NECK, NY 11765-1213	8,657.44 shares	7.36%

MERRILL LYNCH PIERCE, FENNER & SMITH INC. FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEERLAKE DR. EAST JACKSONVILLE, FL 32246-6484	39,095.18 shares	33.27%

UBS FINANCIAL SERVICES INC. FBO FLORENCE HESSEN SCHER 11924 FOREST HILL BLVD SUITE 32-312 WELLINGTON, FL 33414-6256	6,580.59 shares	5.60%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
TAX-EXEMPT FUND – CLASS C (Cont.)

UBS FINANCIAL SERVICES INC. FBO MANFRED D. KAMMERER & EVELINE KAMMERER JTWROS C/O CLASSIC COLLEGE & PERFORMANCE CENTER 2980 PIEDMONT RD ATLANTA, GA 30305-2712	18,888.98 shares	16.07%

TAX-EXEMPT FUND – CLASS Y

MERRILL LYNCH PIERCE, FENNER & SMITH INC. FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEERLAKE DR. EAST JACKSONVILLE, FL 32246-6484	20,455.82 shares	52.12%

KUMAR & VIDYA BHAVNANI TTEES THE BHAVNANI FAMILY TRUST C/O SUN COAST MERCHANDISE CORP 6315 BANDINI BLVD COMMERCE, CA 90040-3115	14,302.39 shares	36.44%

GOVERNMENT SECURITIES FUND – CLASS B

NFS LLC FEBO SANTA MARIA LODGE NO. 580 FINANCE COMMITTEE P.O BOX 68 RAMONA, CA 92065	14,296.28 shares	33.57%

JANICE K. AHO KEVIN W. LOGAN JTWROS 35284 MEADOW LANE FARMINGTON HILLS, MI 48335-2536	7,384.03 shares	16.61%

JOANNE SCHMIDT 162 ASHBROOK ROAD CHERRY HILL, NJ 08034-3820	5,725.89 shares	12.88%

PFPC TRUST CO CUST FBO IRA ROLLOVER – JERRY ROPER JR 510 FOREST AVENUE CINCINNATI, OH 45229-2542	2,343.43 shares	5.27%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
GOVERNMENT SECURITIES FUND – CLASS C

PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303-2052	9,666.04 shares	13.85%

MERRILL LYNCH, PIERCE, FENNER & SMITH FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR. EAST JACKSONVILLE, FL 32246-6484	25,800.68 shares	36.98%

MS & CO. FBO DAVIES CLINIC PC EMPLOYEES PROFIT SHARING PLAN DTD 5/19/1998 345 N. GRANT ST. CANBY, OR 97013-3610	5,141.32 shares	7.36%

GLOBAL FUND – CLASS B

PFPC TRUST COMPANY CUST FBO SEP IRA WILLIAM C. CORNELIUS 6041 CLAIREMONT DRIVE OWINGS, MD 20736-4210	476.26 shares	10.89%

PFPC TRUST COMPANY CUST FBO IRA OF ANTHONY AA. LOMBARDI 2928 DWIGHT WAY STOCKTON, CA 95204-4312	239.64 shares	5.48%

PFPC TRUST CO. CUST FBO DAN R. DEVENY IRA A/C 232 W. BELL ST. WINNEMUCCA, NV 89445-3702	256.06 shares	5.85%

PERSHING, LLC 1 PERSHIING PLAZA JERSEY CITY, NJ 07399	1,031.20 shares	23.59%

PFPC TRUST COMPANY CUST FBO IRA SEP FBO FRANKLIN J. ARGENTINE 292 KANE PL JUPITER, FL 33458-3541	273.53 shares	6.25%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
GLOBAL FUND – CLASS C

PFPC TRUST COMPANY CUST FBO IRA A/C W. RUSSELL MILLER 2908 BROOKHOLLOW DRIVE DENTON, TX 76207-1216	405.17 shares	5.29%

JEANETTE BEECHER TOD BENEFICIARIES ON FILE 5122 W. BYRON ST CHICAGO, IL 60641-2621	433.50 shares	5.66%

NFS LLC FEBO MARY K. MORAN KEVIN D. MORAN 350 CENTRAL STREET MANSFIELD, MA 02048	508.64 shares	6.64%

FIRST CLEARING LLC FRANK DELLORSO & ANTONELLA DELLORSO JTWROS 24 GREENWOOD LANE VALHALLA, NY 10595	530.15 shares	6.92%

AMERICAN ENTERPRISE INV. SERVICES 707 2ND AVENUE SOUTH MINNEAPOLIS, MN 55402	860.71 shares	11.24%

NFS LLC FEBO VIRGINIA SCHENKE 33 OAK STREET BELLEVILLE, NJ 07109	863.15 shares	11.27%

FRONTIER TRUST COMPANY FBO SOFTWARE SPECIALISTS INC. PO BOX 10758 FARGO, ND 58106	1,174.71 shares	15.34%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
GLOBAL FUND – CLASS R

GE ASSET MANAGEMENT 3001 SUMMER STREET STAMFORD, CT 06905	413.98 shares	100.00%

GLOBAL FUND – CLASS Y

MCB TRUST SERVICES TRUSTEE 401(K) INV PLAN FOR SELECTED GE CAP 700 17TH STREET, SUITE 300 DENVER, CO 80202-3531	850,246.74 shares	99.99%

SHORT-TERM GOVERNMENT FUND – CLASS A

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	1,122,279.97 shares	27.12%

MCB TRUST SERVICES TTEE CENTERPRISE SAVINGS PLAN 700 17TH STREET, SUITE 300 DENVER, CO. 80202-3531	326,613.22 shares	7.89%

SHORT-TERM GOVERNMENT FUND – CLASS B

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	18,115.43 shares	46.13%

PFPC TRUST COMPANY CUST FBO IRA R/O SHIRLEY R. HAMER 14 PHILLIP RD BILLERCA, MA 01821-1549	2,350.87 shares	5.98%

PFPC TRUST COMPANY CUST FBO IRA R/O CLYDE B. LAWRENCE 677 CAMBRIDGE DR MADISON, AL 35758-1275	3,249.67 shares	8.27%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
SHORT-TERM GOVERNMENT FUND – CLASS C

PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303-2052	100,573.76 shares	19.49%

MERRILL LYNCH PIERCE FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR. EAST JACKSONVILLE, FL 32246-6484	34,276.90 shares	6.64%

RAYMOND JAMES & ASSOC INC. FBO ORTHPEDIC TRAUMA SURGEONS PC 3600 GASTON AVE, SUITE 755 DALLAS, TX 75246	43,449.32 shares	8.42%

SHORT-TERM GOVERNMENT FUND – CLASS R

GE ASSET MANAGEMENT 3001 SUMMER STREET STAMFORD, CT 06905	911.50 shares	100.00%

SHORT-TERM GOVERNMENT FUND – CLASS Y

PATTERSON & CO. FBO PENSKE TRUCK LEASING CO/LEASEWAY 1525 WEST WT HARRIS BLVD CHARLOTTE, NC 28288-1151	4,141,238.68 shares	78.70%

SEI PRIVATE TRUST COMPANY C/O STATE STREET BANK & TRUST ATTN: MUTUAL FUND ADMINISTRATOR ONE FREEDOM VALLEY DR. OAKS, PA 19456	867,462.09 shares	16.48%

CORE VALUE EQUITY FUND – CLASS A

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	360,202.43 shares	8.43%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
CORE VALUE EQUITY FUND – CLASS B

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	5,330.61 shares	8.48%

TIMOTHY J. OHANLON DAVID C. BAUM MAUTZ BAUM OHANLON 401(K) PLAN PO BOX 628 PENDLETON, OR 978019	3,178.19 shares	5.05%

LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DR SAN DIEGO, CA 92121	4,725.12 shares	7.51%

CORE VALUE EQUITY FUND – CLASS C

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	38,871.92 shares	15.17%

MERRILL LYNCH, PIERCE, FENNER & SMITH INC. FBO SOLE BENEFIT OF ITS CUSTOMERS 48000 DEER LAKE DR. EAST JACKSONVILLE, FL 32246-6484	13,915.39 shares	5.43%

CORE VALUE EQUITY FUND – CLASS R

GE ASSET MANAGEMENT 3001 SUMMER STREET STAMFORD, CT 06905	1,070.88 shares	100.00%

CORE VALUE EQUITY FUND – CLASS Y

CITIGROUP GLOBAL MARKETS INC. 333 WEST 34TH STREET – 3RD FLOOR NEW YORK, NY 10001	2,703.96 shares	7.53%

MERRILL LYNCH, PIERCE FENNER & SMITH INC. FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR. EAST JACKSONVILLE, FL 32246-6484	33,174.56 shares	92.46%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
TOTAL RETURN FUND –CLASS A

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	430,631.09 shares	7.21%

TOTAL RETURN FUND –CLASS B

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	19,355.68 shares	8.83%

TOTAL RETURN FUND –CLASS C

PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	66,589.52 shares	9.52%

MERRILL LYNCH, PIERCE FENNER & SMITH INC. FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR. EAST JACKSONVILLE, FL 32246-6484	159,177.52 shares	22.76%

TOTAL RETURN FUND –CLASS R

GE ASSET MANAGEMENT 3001 SUMMER STREET STAMFORD, CT 06905	486.57 shares	100.00%

Name and Address Of Record Owner	Amount of Ownership	Percent of Class
TOTAL RETURN FUND –CLASS Y

MCB TRUST SERVICES TRUSTEE ROPER CORP RETIREMENT PROGRAM 700 17TH STREET, SUITE 300 DENVER, CO 80202-3531	62,090.12 shares	16.59%

MCB TRUST SERVICES TRUSTEE THE RITTENHOUSE 401(K) PROFIT SHARING 700 17TH STREET, SUITE 300 DENVER, CO 80202-3531	33,401.99 shares	8.92%

STANDARD LIFE INSURANCE COMPANY P11D ATTN SEPARATE ACCOUNT A 1100 SW 6TH AVE PORTLAND, OR 97204-1020	254,747.86 shares	68.10%

As of December 31, 2009: (i) the current Trustees and officers of the Trust, as a group, beneficially owned less than 1% of each Fund’s outstanding shares; (ii) Standard Life Assurance Company of Canada (“Standard Life”) owns 35.27% of the U.S. Equity Fund; (iii) MCB Trust Services owns 33.86% of the outstanding shares of the Global Fund; (iv) Patterson & Co. owns 41.60% of the outstanding shares of the Short-Term Government Fund; and (v) Pershing LLC owns 27.87% of the outstanding shares of the Income Fund. So long as Standard Life, MCB Trust Services, Patterson & Co. and Pershing LLC owns more than 25% of the outstanding shares of the referenced Funds, it may be deemed to control these Funds.

FUND HISTORY AND ADDITIONAL INFORMATION

The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated August 10, 1992, as amended from time to time (the “Declaration”).

Currently, there are sixteen funds in the Trust. The U.S. Equity Fund was established as a series of the Trust on August 24, 1992. The Global Fund, Total Return Fund, Tax-Exempt Fund, Income Fund and Money Market Fund were added as series of the Trust on November 11, 1992. The Short-Term Government Fund and International Fund were added as series of the Trust on March 1, 1994. The International Income Fund were added as series of the Trust on June 17, 1994. The Premier Fund was added as a series of the Trust on July 22, 1996. The Core Value Equity Fund and Government Securities Fund were added as series of the Trust on June 2, 1997. The Small-Cap Equity Fund and Small-Cap Growth Fund were added as series of the Trust on May 8, 1998. The Emerging Markets Fund and High Yield Fund were added as series of the Trust on September 15, 2008.

In the interest of economy and convenience, physical certificates representing shares of a Fund are not issued. PNC Global Investment Servicing maintains a record of each shareholder’s ownership of shares of a Fund.

Shareholder Liability. Massachusetts law provides that shareholders of the Funds may, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration disclaims shareholder liability for acts or obligations of the Trust, however, and permits notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee of the Trust. The Declaration provides for indemnification from the property of a Fund for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder of a Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations, a possibility that the Trust’s management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust and the Funds in such a way so as to avoid, as far as practicable, ultimate liability of the shareholders for liabilities of the Funds.

Shareholder Rights and Voting. When issued, shares of a Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each Class represents an identical interest in a Fund’s investment portfolio. As a result, each Class has the same rights, privileges and preferences, except with respect to: (1) the designation of each Class; (2) the sales arrangement; (3) certain expenses allocable exclusively to each Class; (4) voting rights on matters exclusively affecting a single Class; and (5) the exchange privilege of each Class. The Board does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Board, on an ongoing basis, will consider whether any conflict exists and, if so, will take appropriate action. The Board may amend the Declaration of Trust without the vote of shareholders in order to conform the provisions to tax or regulatory requirements, or to make other changes that do not materially affect the rights of shareholders. In addition, the Trustees may reclassify and redesignate any series or class of shares outstanding, as long as the action does not materially adversely affect the rights of the affected shareholders. The Declaration of Trust permits the Trustees to terminate a Fund, under certain circumstances, without the vote of shareholders and the Board may do so after providing appropriate notice to the Fund’s shareholders.

When matters are submitted for shareholder vote, each shareholder of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. In general, shares of all Funds vote as a single class on all matters except (1) matters affecting the interests of one or more of the Funds or Classes of a Fund, in which case only shares of the affected Funds or Classes would be entitled to vote or (2) when the 1940 Act requires the vote of an individual Fund. Normally, no meetings of shareholders of the Funds will be held for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders of the Trust, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders of record of no less than a majority of the outstanding shares of the Trust may remove a Trustee for cause through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust’s outstanding shares. Shareholders who satisfy certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of the meeting.

Counsel. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105, serves as counsel for the Trust.

Independent Registered Public Accountants. KPMG LLP, 99 High Street, Boston, MA 02110, serves as independent registered public accountants of the Trust.

FINANCIAL STATEMENTS

The Annual Report dated September 30, 2009, which either accompanies this SAI or has previously been provided to the person to whom this SAI is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the Letter to Shareholders included in the Reports. On June 11, 1999, the Board of Trustees approved a share class redesignation (the “Redesignation”) for each of the Funds, except the Money Market Fund, effective September 17, 1999. The Redesignation combined each Fund’s respective Class A and Class C shares into a single class and renamed Class D shares to Class Y shares. At the same time, the Trustees also approved, effective September 17, 1999, a 0.25% reduction in the annual distribution and shareholder servicing fee rate for Class A shareholders.

The International Income Fund and the Small-Cap Growth Equity Fund have not yet commenced operations and have no assets as of the date of this SAI. The Trust will furnish, without charge, a copy of the Financial Reports, upon request to the Trust at P.O. Box 9838, Providence, RI 02940, (800) 242-0134.

APPENDIX

DESCRIPTION OF RATINGS

Commercial Paper Ratings

The rating A-1 (and any sub-categories and gradations thereof indicating relative standing) is the highest commercial paper rating assigned by S&P. Paper rated A-1 must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. Capacity for timely payment on issues rated A-2 is satisfactory. However, the relative degree of safety is not as high as issues designated “A-1.”

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer’s products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Investors Services, Inc. employs the rating F-1 (and any sub-categories and gradations thereof indicating relative standing) to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1 categories.

Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P’s ratings of A-1+ and A-1 as being in S&P’s highest rating category.

Description of S&P Corporate Bond Ratings

AAA — This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.

AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

BB, B and CCC — Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

Description of Moody’s Corporate Bond Ratings

Aaa — Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa — Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Description of S&P Municipal Bond Ratings

AAA — Prime — These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds — In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds — Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

AA — High Grade — The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A — Good Grade — Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:

General Obligation Bonds — There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds — Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

BBB — Medium Grade — Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

General Obligation Bonds — Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.

Revenue Bonds — Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

BB, B, CCC and CC — Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

C — The rating C is reserved for income bonds on which no interest is being paid.

D — Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

Description of S&P Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Description of Moody’s Municipal Bond Ratings

Aaa — Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa — Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B — Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody’s Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

PART C

OTHER INFORMATION

Item 23.	Exhibits

Exhibit No.	Description of Exhibit

(a)(1)	Declaration of Trust*

(a)(2)

Certificate of Amendment of Declaration of Trust, is incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(a)(3)	Form of Amendment to the Declaration of Trust to add GE Short-Term Government Fund (“Short-Term Government Fund”) and GE International Equity Fund (“International Equity Fund”)

(a)(4)	Form of Amendment to Declaration of Trust to add GE Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) and GE International Fixed Income Fund (“International Income Fund”), is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(a)(5)	Form of Amendment to Declaration of Trust to add GE Premier Growth Equity Fund (“Premier Fund”), is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 18 to the Registration Statement, previously filed with the Commission on August 1, 1996 (Accession Number 0001010410-96-000006)

(a)(6)	Form of Amendment to Declaration of Trust to add GE Value Equity Fund (“Value Equity Fund”) and GE Government Securities Fund (“Government Securities Fund”), is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(a)(7)	Form of Amendment to Declaration of Trust to add GE Small-Cap Value Equity Fund (“Small-Cap Value Fund”), GE Small-Cap Growth Equity Fund (“Small-Cap Growth Fund”), GE Mid-Cap Value Equity Fund (“Mid-Cap Value Fund”) and GE High Yield Fund (“High Yield Fund”), is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 000101410-98-000118). High Yield Fund was terminated on February 28, 2003.

(a)(8)	Form of Amendment to Declaration of Trust to add GE Europe Equity Fund (“Europe Fund”) and GE Emerging Markets Fund (“Emerging Markets Fund”), is incorporated herein by reference to Exhibit (a)(8) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). Emerging Markets Fund was terminated on May 31, 2002.

(a)(9)	Certificate of Amendment to Declaration of Trust, is incorporated herein by reference to Exhibit (a)(9) to Post-Effective Amendment No. 29 to the Registration Statement, previously filed with the Commission on September 3, 1999 (Accession Number 0000889812-99-002635).

(a)(10)	Amendment to Establishment of Designation of Classes, is incorporated herein by reference to Exhibit (a)(10) to Post-Effective Amendment No. 29 to the Registration Statement, previously filed with the Commission on September 3, 1999 (Accession Number 0000889812-99-002635)

(a)(11)	Form of Amendment to Declaration of Trust to add GE Premier Research Equity Fund (“Premier Research Fund”), GE Premier International Equity Fund (“Premier International Fund”), GE Premier Value Equity Fund (“Premier Value Fund”) and GE S&P 500 Index Fund, is incorporated herein by reference to Exhibit (a)(12) to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(a)(12)

Amended and Restated Designation of Series and Classes, is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(a)(13)	Amended and Restated Designation of Series and Classes, is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(a)(14)	Amended and Restated Designation of Series and Classes, to change the name of GE Strategic Investment Fund to GE Total Return Fund, is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(b)	By-Laws*

(c)	Not applicable

(d)(1)	Form of Investment Advisory and Administration Agreement, is incorporated herein by reference to Exhibit 5 to Pre-Effective amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(d)(2)	Form of Investment Advisory Agreement for Mid-Cap Growth Fund and International Income Fund, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(d)(3)	Form of Administration Agreement for Mid-Cap Growth Fund and International Income Fund, is incorporated herein by reference to Exhibit 9(c) to Post-Effective amendment number twelve to the Registration Statement, previously filed with the Commission on June 17, 1994.

(d)(4)	Form of Investment Advisory Agreement for Short-Term Government Fund and International Fund*

(d)(5)	Form of Investment Advisory and Administration Agreement for Premier Fund, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 18 to the Registration Statement, previously filed with the Commission on August 1, 1996 (Accession Number 0001010410-96-000006).

(d)(6)	Form of Investment Advisory and Administration Agreement for Value Equity Fund and Government Securities Fund, is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 20-one to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(7)	Form of Amended and Restated Investment Advisory and Administration Agreement for Tax-Exempt Fund, is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(8)	Form of Sub-Investment Advisory Agreement for Tax-Exempt Fund, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(9)	Form of Investment Advisory and Administration Agreement for Small-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Value Fund and High Yield Fund, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 00001010410-98-000118). High Yield was terminated on February 28, 2003.

(d)(10)	Form of Investment Sub-Advisory Agreement for Small-Cap Value Fund, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 00001010410-98-000118).

(d)(11)	Form of Amended and Restated Investment Advisory and Administration Agreement for Mid-Cap Value Fund, is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

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(d)(12)	Form of Amended and Restated Investment Advisory and Administration Agreement for High Yield Fund, is incorporated herein by reference to Exhibit (d)(9) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). High Yield Fund was terminated on February 28, 2003.

(d)(13)	Form of Investment Advisory and Administration Agreement for Europe Fund, is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

(d)(14)	Form of Investment Advisory and Administration Agreement for Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). Emerging Markets was terminated on May 31, 2002

(d)(15)	Form of Investment Sub-Advisory Agreement for Mid-Cap Value Fund, is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

(d)(16)	Form of Investment Sub-Advisory Agreement for High Yield Fund, is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). High Yield Fund was terminated on February 28, 2003

(d)(17)	Form of Investment Advisory and Administration Agreement for Premier Research Fund, is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(18)	Form of Investment Advisory and Administration Agreement for Premier International Fund, is incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(19)	Form of Investment Advisory and Administration Agreement for Premier Value Fund, is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(20)	Form of Investment Advisory and Administration Agreement for S&P 500 Index Fund, is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(21)	Form of Investment Sub-Advisory Agreement for S&P 500 Index Fund, is incorporated herein by reference to Exhibit (d)(20) to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(22)	Amendment No. 1 to Investment Advisory and Administration Agreement dated October 1, 2008, between GE Funds, with respect to GE Small-Cap Equity Fund and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(23)	Investment Advisory and Administration Agreement for GE Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (d)(17) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 001193125-08-190223).

(d)(24)	Investment Advisory and Administration Agreement for GE High Yield Fund, is incorporated herein by reference to Exhibit (d)(18) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(25)	First Amended and Restated Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and Palisade Capital Management, L.L.C., with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(22) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(26)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and Champlain Investment Partners, LLC, with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(23) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(27)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and GlobeFlex Partners, LP, with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(24) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(28)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and SouthernSun Asset Management, Inc., with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(25) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 001193125-08-190223).

(d)(29)	Amendment Number 1 dated May 1, 2009, to the Investment Advisory and Administration Agreement dated January 5, 1993, between GE Funds, with respect to GE Total Return Fund (formerly GE Strategic Investment Fund) and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(d)(30)	Investment Sub-Advisory Agreement dated May 1, 2009, by and among GE Asset Management Incorporated, GE Funds, on behalf of GE Total Return Fund, and Urdang Securities Management, Inc., is incorporated herein by reference to Exhibit (d)(23) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(e)(1)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(e)(2)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Pre-Effective Amendment No. 4 to the Registration Statement, previously filed with the Commission on January 5, 1993.

(e)(3)	Form of Amended Shareholder Servicing Agreement, is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on September 1, 1993.

(e)(4)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(e)(5)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(e)(6)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(e)(7)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(e)(8)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(e)(9)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(e)(10)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(e)(11)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(e)(12)	Fourth Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(f)	Not applicable

(g)	Form of Custodian Contract, is incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(h)(1)	Form of Transfer Agency and Service Agreement, is incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(h)(2)

Form of Transfer Agency and Service Agreement, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 41 to the Registration Statement, previously filed with the Commission on November 22, 2004 (Accession Number 0001193125-04-201477)

(h)(3)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 30 to the Registration Statement, previously filed with the Commission on January 25, 2000 (Accession Number 0000889812-00-000162).

(h)(4)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(h)(5)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(h)(6)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 40 to the Registration Statement, previously filed with the Commission on January 27, 2004 (Accession Number 0001193125-04-009423).

(h)(7)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 42 to the Registration Statement, previously filed with the Commission on January 28, 2005 (Accession Number 0001193125-05-013784).

(h)(8)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 43 to the Registration Statement, previously filed with the Commission on January 27, 2006 (Accession Number 0001193125-06-013683).

(h)(9)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 44 to the Registration Statement, previously filed with the Commission on January 24, 2007 (Accession Number 0001193125-07-011497).

(h)(10)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(h)(11)	Expense Limitation Agreement for GE Emerging Markets Equity Fund and GE High Yield Fund, is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 00001193125-08-190223).

(h)(12)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(h)(13)	Management Fee Limitation Agreement for the GE Money Market Fund dated March 11, 2009 between GE Asset Management Incorporated and GE Funds, is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(h)(14)	Supplemental Advisory Fee Waiver Agreement for the GE Money Market Fund dated January 29, 2010 between GE Asset Management Incorporated and GE Funds, filed herewith

(h)(15)	Amended and Restated Expense Limitation Agreement for the GE Money Market Fund dated January 29, 2010 between GE Asset Management Incorporated and GE Funds, filed herewith

(h)(16)	Amended and Restated Expense Limitation Agreement among GE Funds and GE Asset Management Incorporated dated January 29, 2010, filed herewith

(i)(1)	Opinion and Consent of Willkie Farr & Gallagher*

(i)(2)	Opinion and Consent of Bingham Dana LLP*

(j)(1)	Consent of KPMG LLP, filed herewith

(j)(2)	Consent of Paul, Hastings, Janofsky & Walker LLP, filed herewith

(k)	Not applicable

(l)(1)	Purchase Agreement, is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 4 to the Registration Statement, previously filed with the Commission on January 5, 1993.

(l)(2)	Form of Purchase Agreement for GE Mid-Cap Growth Fund and GE International Income Fund, is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(l)(3)	Form of Purchase Agreement for Short-Term Government Fund and International Fund*

(l)(4)

Services Agreement, dated as of December 12, 2008 between GE Investment Distributors, Inc. and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(m)(1)	Form of Amended Shareholder Servicing Plan, is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on September 1, 1993.

(m)(2)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(m)(3)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(m)(4)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund ,is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(m)(5)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(m)(6)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund ,is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(m)(7)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(m)(8)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund ,is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(m)(9)

Fourth Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(n)(1)	Rule 18f-3 Plan, is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 16 to the Registration Statement, previously filed with the Commission on October 6, 1995.

(n)(2)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission July 7, 1999 (Accession Number 0000889812-99-002088).

(n)(3)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission January 28, 2008 (Accession Number 0001193125-08-013125).

(n)(4)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 49 to the Registration Statement, prevsiously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(o)	Not applicable

(p)(1)	GEAM Code of Ethics, is incorporated herein by reference to Exhibit p to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(p)(2)	GEFA Code of Ethics, is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 33 to the Registration Statement, previously filed with the Commission on November 22, 2000 (Accession Number 0001125282-00-000779).

(p)(3)	State Street Global Advisors Code of Ethics, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(4)	Palisade Capital Management, L.L.C. Code of Ethics, is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(5)	Miller, Andersen & Sherrerd Code of Ethics, is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(6)	SSgA Funds Management (“SSgA”) Code of Ethics, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 35 to the Registration Statement, previously filed with the Commission on November 28, 2001 (Accession Number 0000912057-01-541184).

(p)(7)	Morgan Stanley Investments LP Code of Ethics, is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 35 to the Registration Statement, previously filed with the Commission on November 28, 2001 (Accession Number 0000912057-01-541184).

(p)(8)	Palisade Capital Management, L.L.C. Code of Ethics, is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 36 to the Registration Statement, previously filed with the Commission on January 25, 2002 (Accession Number 0000912057-02-002638).

(p)(9)	Champlain Investment Partners, LLC Code of Ethics, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(10)	GlobeFlex Capital, LP Code of Ethics, is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(11)	SouthernSun Asset Management, Inc. Code of Ethics, is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No.49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(12)	Urdang Securities Management, Inc.: Bank of New York Mellon – The Code of Conduct and Interpretative Guidance, is incorporated herein by reference to Exhibit (p)(9) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(q)	Power of Attorney, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 45 to the Registration Statement, previously filed with the Commission on November 28, 2007 (Accession Number 0001193125-07-254705).

*	Previously filed.

Item 24.	Persons Controlled by or Under Common Control with Registrant

See Item 26.

Item 25.	Indemnification

Reference is made to Article IV of the Declaration of Trust of GE Funds (“Registrant”) filed as Exhibit (a) to this Registration Statement. Insofar as indemnification for liability arising under the Securities Act of 1933 as amended (the “Securities Act”), may be permitted for Trustees, officers and controlling persons of Registrant pursuant to provisions of Registrant's Declaration of Trust, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Advisers

Reference is made to “About the Investment Adviser” in the Prospectus forming Part A, and “Management of the Trust” in the Statement of Additional Information forming Part B, of this Registration Statement.

GEAM serves as investment adviser and administrator for each Fund. The business, profession, vocation or employment of a substantial nature which each director or officer of GEAM is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address
James W. Ireland III	President, CEO & Director	3001 Summer Street Stamford, CT

Cheryl H. Beacock	Senior Vice President, Human Resources	3001 Summer Street Stamford, CT

Dan Colao	Executive Vice President, Chief Financial Officer	3001 Summer Street Stamford, CT

Paul M. Colonna	President & Chief Investment Officer – Fixed Income Investments	3001 Summer Street Stamford, CT

Michael J. Cosgrove	President & CEO – Mutual Funds & Intermediary Business	3001 Summer Street Stamford, CT

Amiel H. Goldberg	Senior Vice President, Chief Risk Officer	3001 Summer Street Stamford, CT

Ralph R. Layman	President & Chief Investment Officer – Public Equity Investments	3001 Summer Street Stamford, CT

Maureen Mitchell	President – Institutional Sales and Marketing	3001 Summer Street Stamford, CT

Matthew J. Simpson	Executive Vice President, General Counsel and Secretary	3001 Summer Street Stamford, CT

Judith A. Studer	Chief Market Strategist	3001 Summer Street Stamford, CT

Donald W. Torey	President & Chief Investment Officer – Alternative Investments	3001 Summer Street Stamford, CT

John J. Walker	Executive Vice President, Chief Operating Officer	3001 Summer Street Stamford, CT

David Wiederecht	President & Chief Investment Officer – Investment Strategies	3001 Summer Street Stamford, CT

Palisade serves as sub-adviser to the Small-Cap Equity Fund. Palisade manages various institutional and private accounts and has a history of managing small-cap equity portfolios. The business, profession, vocation or employment of a substantial nature which each director or officer of Palisade is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address
Martin L. Berman	Chairman	Palisade Capital Management LLC Fort Lee, NJ

Steven E. Berman	Vice Chairman	Palisade Capital Management LLC Fort Lee, NJ

Jack Feiler	President, CIO	Palisade Capital Management LLC Fort Lee, NJ

Jeffrey D. Serkes	COO	Palisade Capital Management LLC Fort Lee, NJ

Dennison T. Veru	Executive Vice President	Palisade Capital Management LLC Fort Lee, NJ

Brian K. Fern	CFO	Palisade Capital Management LLC Fort Lee, NJ

Bradley R. Goldman	General Counsel and CCO	Palisade Capital Management LLC Fort Lee, NJ

Champlain Investment Partners, LLC serves as sub-adviser to the Small-Cap Equity Fund. Champlain was formed in 2004 to focus on managing core small and mid-cap strategies. The business, profession, vocation or employment of a substantial nature which each director or officer of Champlain is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows

Name	Capacity With Advisor	Business Name and Address
Scott T. Brayman	Managing Partner and CIO	Champlain Investment Partners, LLC Burlington, VT

Daniel Butler	Analyst/Partner	Champlain Investment Partners, LLC Burlington, VT

Van Harissis	Analyst/Partner	Champlain Investment Partners, LLC Burlington, VT

Deborah R. Healey	Trader/Partner	Champlain Investment Partners, LLC Burlington, VT

Mary E. Michel	Director Consultant Relations/Partner	Champlain Investment Partners, LLC Burlington, VT

Wendy K. Nunez	Director of Compliance and Operations/Partner	Champlain Investment Partners, LLC Burlington, VT

Judith W. O’Connell	Managing Partner/CCO and CCO	Champlain Investment Partners, LLC Burlington, VT

David M. O/Neal	Analyst/Partner	Champlain Investment Partners, LLC Burlington, VT

GlobeFlex Partners, LP serves as sub-adviser to the Small-Cap Equity Fund. GlobeFlex was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. The business, profession, vocation or employment of a substantial nature which each director or officer of GlobeFlex is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows

Name	Capacity With Advisor	Business Name and Address

Robert J. Anslow, Jr.	Managing Partner and CIO	GlobeFlex Partners, LP San Diego, CA

Andrew Mark	Partner/Portfolio Management/Research/Trading	GlobeFlex Partners, LP San Diego, CA

Cherrie St. Germain	Partner, Portfolio Management/Research	GlobeFlex Partners, LP San Diego, CA

Jennifer O’Connell	Partner, CFO	GlobeFlex Partners, LP San Diego, CA

Medy Papa	Partner, Executive Advisor to Investment Operations	GlobeFlex Partners, LP San Diego, CA

Marina Marrelli	Managing Partner, CEO, Client Services & Marketing Director	GlobeFlex Partners, LP San Diego, CA

Laima M. Tumas	CCO, Operations Technology Specialist	GlobeFlex Partners, LP San Diego, CA

Noah D. Bretz	Partner, Client Service & Marketing	GlobeFlex Partners, LP San Diego, CA

SouthernSun Asset Management, Inc. serves as sub-adviser to the Small-Cap Equity Fund. SouthernSun was formed in 1989 to focus on both U.S. and international value small and mid-cap companies, serving the institutional marketplace. The business, profession, vocation or employment of a substantial nature which each director or officer of SouthernSun is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows

Name	Capacity With Advisor	Business Name and Address

Michael W. Cook	CEO/CIO	SouthernSun Asset Management, Inc. Memphis, TN

Andrew Taylor	President	SouthernSun Asset Management, Inc. Memphis, TN

David A. Stevens	Director of Portfolio Admin. And Trading	SouthernSun Asset Management, Inc. Memphis, TN

William P. Halliday	COO/Compliance Officer	SouthernSun Asset Management, Inc. Memphis, TN

Earl W. Powell	Director	SouthernSun Asset Management, Inc. Memphis, TN

Mark Dimitrijevic	Director	SouthernSun Asset Management, Inc. Memphis, TN

Davie Gershman	Director	SouthernSun Asset Management, Inc. Memphis, TN

Urdang Securities Management, Inc. (“Urdang”) serves as sub-adviser to the GE Total Return Fund. Urdang is a wholly owned subsidiary of Urdang Capital Management, Inc. (“Urdang Capital”). All outstanding shares of Urdang Capital are owned by active employees of Urdang Capital. The business, profession, vocation or employment of a substantial nature which each director or officer of Urdang is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address
Scott Urdang	Chairman, Chief Executive Officer, and Sole Director	630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

Richard Ferst	President and Chief Operating Officer	630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

Todd Briddell	Managing Director, Real Estate Securities	630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

Dean Frankel	Portfolio Manager, Real Estate Securities	630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

Vincent Sanfilippo	Chief Investment Officer	630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

David Blum	Managing Director, Information Management	630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

Scott Coopchik	Director, Acquisitions	630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

Mark Greco	Director, Asset Management	630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

Item 27.	Principal Underwriters

(a) GE Investment Distributors, Inc. (“GEID”) also serves as distributor for GE Investments Funds, Inc., GE Institutional Funds, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

(b) The information required by this Item 27 with respect to each director and officer of GEID is incorporated by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45710).

(c) Not applicable.

Item 28.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder, are maintained at the offices of: Registrant located at 3001 Summer Street, Stamford, Connecticut 06912; State Street Bank and Trust Company (“State Street”), Registrant's custodian, located at One Lincoln Street, Boston, Massachusetts 02111; and PNC Global Investment Servicing, Registrant’s transfer agent, located at 101 Sabin Street, Pawtucket, RI 02860

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 28th day of January, 2010.

By:	/s/ MICHAEL J. COSGROVE
Michael J. Cosgrove President and Chairman of the Board

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Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ MICHAEL J. COSGROVE Michael J. Cosgrove	Trustee, President and Chairman of the Board (Chief Executive Officer)	1/28/10

/s/ JOHN R. COSTANTINO John R. Costantino*	Trustee	1/28/10

/s/ WILLIAM J. LUCAS William J. Lucas*	Trustee	1/28/10

/s/ MATTHEW J. SIMPSON Matthew J. Simpson	Trustee	1/28/10

/s/ ROBERT P. QUINN Robert P. Quinn*	Trustee	1/28/10

/s/ EUNICE TSANG Eunice Tsang	Treasurer (Principal Financial Officer)	1/28/10

*	Signature affixed by Jeanne M. La Porta pursuant to a power of attorney dated October 30, 2007 and filed herewith.

/s/ JEANNE M. LA PORTA
Jeanne M. La Porta

20